UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: November 30, 2021

*

This Form N-CSR pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Intrinsic Value Fund, MFS International Large Cap Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. The remaining series of the Registrant have fiscal year ends other than May 31st.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
November 30, 2021
MFS®  Emerging Markets
Equity Fund
FEM-SEM

MFS® Emerging Markets
Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as variants of the virus appear, the effectiveness of vaccines appears to wane over time, and their uneven distribution impacts the developing world.
After having taken aggressive steps to cushion the economic and market fallout related to the virus, some global central banks have begun to recalibrate monetary policy. For example, the U.S. Federal Reserve has begun to taper its bond buying, which has pushed up Treasury yields, particularly on the short end of the yield curve. Fiscal stimulus has been abundant as the U.S. Congress passed a $1.9 trillion COVID-19 relief bill in March and a $1.1 trillion infrastructure bill in November. Along with the high levels of government spending, production and transportation bottlenecks and labor shortages stemming from the pandemic have fueled a rise in inflation.
Since midyear, global economic growth has moderated, with the spread of the Delta and Omicron variants of the coronavirus and a regulatory crackdown in China featuring prominently. Stress in China’s property development sector has contributed to a slowdown there. Tightening global energy and raw materials supplies are a further concern for investors.
The policy measures put in place to counteract the pandemic’s effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
January 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.2%
Samsung Electronics Co. Ltd.	5.7%
Tencent Holdings Ltd.	4.7%
Alibaba Group Holding Ltd., ADR	3.8%
Sberbank of Russia	3.2%
Tata Consultancy Services Ltd.	2.6%
HDFC Bank Ltd.	2.4%
Prosus N.V.	2.4%
AIA Group Ltd.	2.3%
Yum China Holdings, Inc.	2.3%
GICS equity sectors (g)
Financials	22.2%
Information Technology	20.7%
Consumer Discretionary	14.6%
Communication Services	12.3%
Consumer Staples	10.5%
Materials	6.4%
Energy	3.5%
Industrials	3.4%
Real Estate	2.2%
Health Care	1.3%
Utilities	0.9%
Issuer country weightings (x)
China	27.1%
South Korea	12.4%
Taiwan	11.0%
India	10.9%
Russia	8.6%
Brazil	5.4%
Hong Kong	5.3%
United States	3.0%
Mexico	2.8%
Other Countries	13.5%
Currency exposure weightings (y)
Hong Kong Dollar	22.1%
South Korean Won	12.4%
Taiwan Dollar	11.0%
Indian Rupee	10.3%
Chinese Renminbi	8.0%
United States Dollar	7.4%
Russian Ruble	7.3%
Euro	5.6%
Brazilian Real	5.4%
Other Currencies	10.5%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2021.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2021 through November 30, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2021 through November 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/21	Ending Account value 11/30/21	Expenses Paid During Period (p) 6/01/21–11/30/21
A	Actual	1.31%	$1,000.00	$855.93	$6.09
	Hypothetical (h)	1.31%	$1,000.00	$1,018.50	$6.63
B	Actual	2.06%	$1,000.00	$853.05	$9.57
	Hypothetical (h)	2.06%	$1,000.00	$1,014.74	$10.40
C	Actual	2.06%	$1,000.00	$852.91	$9.57
	Hypothetical (h)	2.06%	$1,000.00	$1,014.74	$10.40
I	Actual	1.06%	$1,000.00	$857.37	$4.94
	Hypothetical (h)	1.06%	$1,000.00	$1,019.75	$5.37
R1	Actual	2.06%	$1,000.00	$852.81	$9.57
	Hypothetical (h)	2.06%	$1,000.00	$1,014.74	$10.40
R2	Actual	1.56%	$1,000.00	$855.09	$7.25
	Hypothetical (h)	1.56%	$1,000.00	$1,017.25	$7.89
R3	Actual	1.31%	$1,000.00	$856.17	$6.10
	Hypothetical (h)	1.31%	$1,000.00	$1,018.50	$6.63
R4	Actual	1.06%	$1,000.00	$857.39	$4.94
	Hypothetical (h)	1.06%	$1,000.00	$1,019.75	$5.37
R6	Actual	0.93%	$1,000.00	$857.73	$4.33
	Hypothetical (h)	0.93%	$1,000.00	$1,020.41	$4.71
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Airlines – 0.6%
Shanghai International Air Co., Ltd. (a)	7,035,608	$ 47,263,258
Alcoholic Beverages – 4.2%
Ambev S.A., ADR	16,270,436	$ 45,882,630
China Resources Beer Holdings Co. Ltd.	12,982,000	105,852,529
Jiangsu Yanghe Brewery JSC Ltd.	929,682	25,362,414
Kweichow Moutai Co. Ltd., “A”	440,932	133,623,958
		$310,721,531
Automotive – 3.4%
Hero MotoCorp Ltd.	1,548,565	$ 50,305,609
Mahindra & Mahindra Ltd.	9,777,796	108,703,617
PT United Tractors Tbk	64,631,500	96,099,364
		$255,108,590
Biotechnology – 0.6%
Hugel, Inc. (a)	365,560	$ 44,128,684
Brokerage & Asset Managers – 2.7%
B3 Brasil Bolsa Balcao S.A.	35,796,600	$ 70,741,878
Moscow Exchange MICEX-RTS PJSC	62,092,695	127,247,677
		$197,989,555
Business Services – 4.1%
Cognizant Technology Solutions Corp., “A”	947,236	$ 73,865,464
GDS Holdings Ltd., “A” (a)	2,169,800	15,263,979
Kingsoft Cloud Holdings, ADR (a)	1,486,979	25,694,997
Tata Consultancy Services Ltd.	4,090,955	192,110,626
		$306,935,066
Chemicals – 1.1%
UPL Ltd.	8,963,898	$ 81,310,525
Computer Software – 3.9%
NAVER Corp.	463,058	$ 149,330,130
NetEase.com, Inc., ADR	1,342,197	144,594,883
		$293,925,013
Computer Software - Systems – 7.0%
Hon Hai Precision Industry Co. Ltd.	25,959,000	$ 96,010,007
Samsung Electronics Co. Ltd.	7,054,577	425,826,481
		$521,836,488
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.9%
Gree Electric Appliances, Inc., “A”	21,973,938	$ 118,995,616
Techtronic Industries Co. Ltd.	4,612,000	94,267,829
		$213,263,445
Consumer Products – 0.2%
AmorePacific Corp.	98,835	$ 13,146,137
Consumer Services – 1.2%
51job, Inc., ADR (a)	478,116	$ 27,587,293
MakeMyTrip Ltd. (a)	1,953,067	47,557,182
New Oriental Education & Technology Group, Inc. (a)	5,108,462	11,289,701
		$86,434,176
Electronics – 9.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	32,347,695	$ 688,195,813
Energy - Integrated – 2.2%
Galp Energia SGPS S.A., “B”	5,751,865	$ 53,690,305
LUKOIL PJSC, ADR	1,294,281	112,308,764
		$165,999,069
Engineering - Construction – 0.8%
Doosan Bobcat, Inc. (a)	1,982,825	$ 60,010,835
Food & Beverages – 4.6%
Gruma S.A.B. de C.V.	6,805,290	$ 82,488,652
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	22,419,491	136,609,581
Orion Corp.	838,002	68,779,188
Tingyi (Cayman Islands) Holding Corp.	27,130,000	52,534,368
		$340,411,789
Forest & Paper Products – 0.9%
Suzano S.A. (a)	6,705,400	$ 66,984,225
Gaming & Lodging – 0.0%
Kangwon Land, Inc. (a)	160,342	$ 2,952,733
General Merchandise – 1.6%
Bim Birlesik Magazalar A.S.	9,491,158	$ 48,120,568
Walmart de Mexico S.A.B. de C.V.	21,698,352	68,183,978
		$116,304,546
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 6.0%
AIA Group Ltd.	16,096,600	$ 169,367,278
Ping An Insurance Co. of China Ltd., “H”	17,567,000	120,969,342
Samsung Fire & Marine Insurance Co. Ltd.	914,756	155,552,413
		$445,889,033
Internet – 9.1%
Alibaba Group Holding Ltd. (a)	493,300	$ 7,910,090
Alibaba Group Holding Ltd., ADR (a)	2,222,289	283,408,516
Baidu, Inc., ADR (a)	227,741	34,124,711
Tencent Holdings Ltd.	5,962,000	351,236,574
		$676,679,891
Leisure & Toys – 2.4%
Prosus N.V.	2,231,375	$ 179,470,415
Machinery & Tools – 0.3%
AirTAC International Group	831,000	$ 25,156,648
Major Banks – 1.9%
China Construction Bank Corp.	143,713,490	$ 93,218,784
Erste Group Bank AG	1,038,783	45,274,955
		$138,493,739
Medical & Health Technology & Services – 0.2%
Burning Rock Biotech Ltd., ADR (a)	1,105,356	$ 17,088,804
Metals & Mining – 1.7%
Alrosa PJSC	23,259,462	$ 40,402,383
Vale S.A., ADR	7,083,510	87,623,019
		$128,025,402
Natural Gas - Distribution – 0.9%
China Resources Gas Group Ltd.	12,650,000	$ 65,187,509
Network & Telecom – 0.3%
VTech Holdings Ltd.	2,845,600	$ 23,518,712
Other Banks & Diversified Financials – 11.7%
Banco de Chile	400,428,313	$ 38,717,951
Credicorp Ltd.	989,044	116,707,192
E.Sun Financial Holding Co. Ltd.	9,559,580	9,235,010
Grupo Financiero Inbursa S.A. de C.V. (a)	28,258,575	27,266,873
HDFC Bank Ltd.	9,177,100	181,974,485
Housing Development Finance Corp. Ltd.	3,831,314	136,276,045
Komercni Banka A.S.	1,265,426	48,376,607
Muthoot Finance Ltd.	776,894	14,743,438
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Sberbank of Russia PJSC	54,659,852	$ 235,208,722
Tisco Financial Group PCL	22,826,200	60,287,315
		$868,793,638
Pharmaceuticals – 0.5%
Genomma Lab Internacional S.A., “B”	42,493,662	$ 35,572,402
Precious Metals & Minerals – 1.7%
Gold Fields Ltd., ADR	2,573,987	$ 29,189,013
Polymetal International PLC	5,515,661	100,643,787
		$129,832,800
Real Estate – 1.4%
ESR Cayman Ltd. (a)	15,963,600	$ 52,667,331
Hang Lung Properties Ltd.	18,864,000	37,305,208
Swire Properties Ltd.	7,612,400	17,962,504
		$107,935,043
Restaurants – 2.3%
Yum China Holdings, Inc.	3,351,596	$ 167,914,960
Specialty Chemicals – 1.0%
PTT Global Chemical PLC	44,119,000	$ 73,646,227
Specialty Stores – 2.2%
Lojas Renner S.A.	14,998,177	$ 75,899,950
Multiplan Empreendimentos Imobiliarios S.A.	15,206,321	53,015,269
Vipshop Holdings Ltd., ADR (a)	3,253,916	31,790,760
		$160,705,979
Telecommunications - Wireless – 0.3%
Mobile TeleSystems PJSC, ADR	3,021,248	$ 24,200,196
Telephone Services – 2.9%
Hellenic Telecommunications Organization S.A.	8,075,069	$ 139,704,382
PT Telekom Indonesia	269,398,200	75,271,061
		$214,975,443
Total Common Stocks (Identified Cost, $6,760,964,346)		$7,296,008,319
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 0.05% (v) (Identified Cost, $123,991,559)	123,991,559	$ 123,991,559

Other Assets, Less Liabilities – 0.3%		23,262,440
Net Assets – 100.0%		$7,443,262,318

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $123,991,559 and $7,296,008,319, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PCL	Public Company Limited
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 11/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $6,760,964,346)	$7,296,008,319
Investments in affiliated issuers, at value (identified cost, $123,991,559)	123,991,559
Foreign currency, at value (identified cost, $16,186,894)	16,186,894
Receivables for
Investments sold	40,653,012
Fund shares sold	20,273,483
Dividends	5,988,976
Other assets	17,458
Total assets	$7,503,119,701
Liabilities
Payables for
Investments purchased	$45,892,558
Fund shares reacquired	778,391
Payable to affiliates
Investment adviser	357,859
Administrative services fee	3,167
Shareholder servicing costs	74,028
Distribution and service fees	3,313
Payable for independent Trustees' compensation	4,453
Deferred country tax expense payable	10,614,686
Accrued expenses and other liabilities	2,128,928
Total liabilities	$59,857,383
Net assets	$7,443,262,318
Net assets consist of
Paid-in capital	$7,054,653,645
Total distributable earnings (loss)	388,608,673
Net assets	$7,443,262,318
Shares of beneficial interest outstanding	199,820,296
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$189,001,566	5,355,014	$35.29
Class B	1,769,482	55,024	32.16
Class C	7,447,547	237,421	31.37
Class I	122,619,722	3,290,363	37.27
Class R1	1,629,002	52,650	30.94
Class R2	3,295,593	102,667	32.10
Class R3	1,637,424	46,628	35.12
Class R4	2,948,710	83,708	35.23
Class R6	7,112,913,272	190,596,821	37.32

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $37.44 [100 / 94.25 x $35.29]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 11/30/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$105,425,678
Other	742,748
Dividends from affiliated issuers	29,084
Income on securities loaned	10,194
Foreign taxes withheld	(10,782,401)
Total investment income	$95,425,303
Expenses
Management fee	$33,904,125
Distribution and service fees	327,601
Shareholder servicing costs	320,755
Administrative services fee	283,795
Independent Trustees' compensation	48,014
Custodian fee	1,369,414
Shareholder communications	25,647
Audit and tax fees	60,655
Legal fees	18,435
Miscellaneous	154,214
Total expenses	$36,512,655
Reduction of expenses by investment adviser and distributor	(505,353)
Net expenses	$36,007,302
Net investment income (loss)	$59,418,001
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $2,255,918 country tax)	$(52,340,261)
Foreign currency	(1,741,371)
Net realized gain (loss)	$(54,081,632)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $6,794,277 decrease in deferred country tax)	$(1,190,116,012)
Affiliated issuers	(1)
Translation of assets and liabilities in foreign currencies	(235,872)
Net unrealized gain (loss)	$(1,190,351,885)
Net realized and unrealized gain (loss)	$(1,244,433,517)
Change in net assets from operations	$(1,185,015,516)
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21
Change in net assets
From operations
Net investment income (loss)	$59,418,001	$66,884,061
Net realized gain (loss)	(54,081,632)	181,210,650
Net unrealized gain (loss)	(1,190,351,885)	1,745,339,777
Change in net assets from operations	$(1,185,015,516)	$1,993,434,488
Total distributions to shareholders	$—	$(46,750,489)
Change in net assets from fund share transactions	$1,195,561,170	$1,909,499,768
Total change in net assets	$10,545,654	$3,856,183,767
Net assets
At beginning of period	7,432,716,664	3,576,532,897
At end of period	$7,443,262,318	$7,432,716,664
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$41.38	$28.13	$31.63	$34.99	$30.39	$24.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.33	$0.58	$0.24	$0.10	$0.16(c)
Net realized and unrealized gain (loss)	(6.33)	13.12	(3.50)	(3.46)	4.53	6.32
Total from investment operations	$(6.09)	$13.45	$(2.92)	$(3.22)	$4.63	$6.48
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.58)	$(0.14)	$(0.03)	$(0.14)
Net asset value, end of period (x)	$35.29	$41.38	$28.13	$31.63	$34.99	$30.39
Total return (%) (r)(s)(t)(x)	(14.72)(n)	47.89	(9.55)	(9.19)	15.24	27.04(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33(a)	1.34	1.39	1.44	1.49	1.63(c)
Expenses after expense reductions (f)	1.31(a)	1.31	1.30	1.42	1.48	1.61(c)
Net investment income (loss)	1.22(a)(l)	0.89	1.82	0.72	0.28	0.60(c)
Portfolio turnover	18(n)	37	32	27	24	43
Net assets at end of period (000 omitted)	$189,002	$204,557	$118,726	$120,862	$154,713	$116,512
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$37.84	$25.78	$29.01	$32.18	$28.15	$22.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.05	$0.35	$(0.01)	$(0.15)	$(0.05)(c)
Net realized and unrealized gain (loss)	(5.77)	12.01	(3.26)	(3.16)	4.18	5.88
Total from investment operations	$(5.68)	$12.06	$(2.91)	$(3.17)	$4.03	$5.83
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.32)	$—	$—	$—
Net asset value, end of period (x)	$32.16	$37.84	$25.78	$29.01	$32.18	$28.15
Total return (%) (r)(s)(t)(x)	(15.01)(n)	46.78	(10.24)	(9.85)	14.32	26.12(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08(a)	2.09	2.13	2.19	2.24	2.38(c)
Expenses after expense reductions (f)	2.06(a)	2.06	2.06	2.17	2.23	2.37(c)
Net investment income (loss)	0.53(a)(l)	0.16	1.19	(0.04)	(0.48)	(0.20)(c)
Portfolio turnover	18(n)	37	32	27	24	43
Net assets at end of period (000 omitted)	$1,769	$2,396	$2,393	$3,672	$5,385	$5,786

Class C	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$36.91	$25.15	$28.33	$31.42	$27.49	$21.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.06	$0.33	$(0.01)	$(0.15)	$(0.05)(c)
Net realized and unrealized gain (loss)	(5.63)	11.70	(3.17)	(3.08)	4.08	5.74
Total from investment operations	$(5.54)	$11.76	$(2.84)	$(3.09)	$3.93	$5.69
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.34)	$—	$—	$—
Net asset value, end of period (x)	$31.37	$36.91	$25.15	$28.33	$31.42	$27.49
Total return (%) (r)(s)(t)(x)	(15.01)(n)	46.76	(10.23)	(9.83)	14.30	26.10(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08(a)	2.09	2.13	2.19	2.24	2.38(c)
Expenses after expense reductions (f)	2.06(a)	2.06	2.06	2.17	2.23	2.37(c)
Net investment income (loss)	0.55(a)(l)	0.18	1.16	(0.04)	(0.49)	(0.21)(c)
Portfolio turnover	18(n)	37	32	27	24	43
Net assets at end of period (000 omitted)	$7,448	$10,467	$10,082	$14,116	$17,790	$22,567
See Notes to Financial Statements
16

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$43.63	$29.64	$33.29	$36.85	$32.00	$25.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.43	$0.66	$0.32	$0.21	$0.21(c)
Net realized and unrealized gain (loss)	(6.67)	13.84	(3.65)	(3.63)	4.74	6.69
Total from investment operations	$(6.36)	$14.27	$(2.99)	$(3.31)	$4.95	$6.90
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.66)	$(0.25)	$(0.10)	$(0.21)
Net asset value, end of period (x)	$37.27	$43.63	$29.64	$33.29	$36.85	$32.00
Total return (%) (r)(s)(t)(x)	(14.58)(n)	48.24	(9.32)	(8.96)	15.48	27.41(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07(a)	1.09	1.15	1.20	1.24	1.38(c)
Expenses after expense reductions (f)	1.06(a)	1.06	1.06	1.17	1.23	1.36(c)
Net investment income (loss)	1.50(a)(l)	1.11	1.98	0.92	0.59	0.74(c)
Portfolio turnover	18(n)	37	32	27	24	43
Net assets at end of period (000 omitted)	$122,620	$168,061	$94,350	$69,443	$62,565	$33,855

Class R1	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$36.41	$24.80	$27.97	$31.17	$27.26	$21.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.05	$0.30	$(0.05)	$(0.14)	$(0.05)(c)
Net realized and unrealized gain (loss)	(5.51)	11.56	(3.09)	(3.04)	4.05	5.69
Total from investment operations	$(5.47)	$11.61	$(2.79)	$(3.09)	$3.91	$5.64
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.38)	$(0.11)	$—	$—
Net asset value, end of period (x)	$30.94	$36.41	$24.80	$27.97	$31.17	$27.26
Total return (%) (r)(s)(t)(x)	(15.02)(n)	46.81	(10.22)	(9.89)	14.34	26.09(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08(a)	2.09	2.14	2.19	2.24	2.38(c)
Expenses after expense reductions (f)	2.06(a)	2.06	2.06	2.17	2.24	2.37(c)
Net investment income (loss)	0.22(a)(l)	0.16	1.08	(0.18)	(0.45)	(0.23)(c)
Portfolio turnover	18(n)	37	32	27	24	43
Net assets at end of period (000 omitted)	$1,629	$725	$1,742	$1,844	$637	$457
See Notes to Financial Statements
17

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$37.68	$25.64	$28.87	$31.96	$27.81	$22.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.22	$0.49	$0.14	$0.01	$0.05(c)
Net realized and unrealized gain (loss)	(5.76)	11.94	(3.22)	(3.15)	4.14	5.82
Total from investment operations	$(5.58)	$12.16	$(2.73)	$(3.01)	$4.15	$5.87
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.50)	$(0.08)	$—	$(0.11)
Net asset value, end of period (x)	$32.10	$37.68	$25.64	$28.87	$31.96	$27.81
Total return (%) (r)(s)(t)(x)	(14.81)(n)	47.47	(9.76)	(9.42)	14.92	26.72(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58(a)	1.59	1.63	1.69	1.74	1.88(c)
Expenses after expense reductions (f)	1.56(a)	1.56	1.56	1.67	1.73	1.87(c)
Net investment income (loss)	1.01(a)(l)	0.67	1.68	0.48	0.03	0.21(c)
Portfolio turnover	18(n)	37	32	27	24	43
Net assets at end of period (000 omitted)	$3,296	$4,227	$3,431	$4,614	$6,067	$4,643

Class R3	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$41.17	$27.95	$31.47	$34.84	$30.27	$23.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.41	$0.51	$0.21	$0.09	$0.16(c)
Net realized and unrealized gain (loss)	(6.34)	12.96	(3.41)	(3.42)	4.51	6.29
Total from investment operations	$(6.05)	$13.37	$(2.90)	$(3.21)	$4.60	$6.45
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.62)	$(0.16)	$(0.03)	$(0.12)
Net asset value, end of period (x)	$35.12	$41.17	$27.95	$31.47	$34.84	$30.27
Total return (%) (r)(s)(t)(x)	(14.70)(n)	47.89	(9.55)	(9.19)	15.20	27.06(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32(a)	1.34	1.39	1.44	1.49	1.63(c)
Expenses after expense reductions (f)	1.31(a)	1.31	1.31	1.42	1.48	1.62(c)
Net investment income (loss)	1.49(a)(l)	1.13	1.64	0.66	0.26	0.61(c)
Portfolio turnover	18(n)	37	32	27	24	43
Net assets at end of period (000 omitted)	$1,637	$5,103	$6,246	$2,405	$2,465	$2,072
See Notes to Financial Statements
18

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$41.24	$28.03	$31.47	$34.85	$30.26	$23.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.43	$0.81	$0.30	$0.17	$0.21(c)
Net realized and unrealized gain (loss)	(6.29)	13.06	(3.63)	(3.43)	4.52	6.30
Total from investment operations	$(6.01)	$13.49	$(2.82)	$(3.13)	$4.69	$6.51
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.62)	$(0.25)	$(0.10)	$(0.21)
Net asset value, end of period (x)	$35.23	$41.24	$28.03	$31.47	$34.85	$30.26
Total return (%) (r)(s)(t)(x)	(14.57)(n)	48.20	(9.31)	(8.97)	15.52	27.32(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07(a)	1.09	1.13	1.19	1.24	1.38(c)
Expenses after expense reductions (f)	1.06(a)	1.06	1.06	1.17	1.23	1.37(c)
Net investment income (loss)	1.44(a)(l)	1.20	2.54	0.93	0.49	0.77(c)
Portfolio turnover	18(n)	37	32	27	24	43
Net assets at end of period (000 omitted)	$2,949	$3,037	$2,673	$6,917	$7,023	$4,817

Class R6	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$43.67	$29.66	$33.30	$36.86	$32.00	$25.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.47	$0.70	$0.37	$0.23	$0.24(c)
Net realized and unrealized gain (loss)	(6.67)	13.86	(3.64)	(3.65)	4.76	6.67
Total from investment operations	$(6.35)	$14.33	$(2.94)	$(3.28)	$4.99	$6.91
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.70)	$(0.28)	$(0.13)	$(0.23)
Net asset value, end of period (x)	$37.32	$43.67	$29.66	$33.30	$36.86	$32.00
Total return (%) (r)(s)(t)(x)	(14.54)(n)	48.43	(9.21)	(8.86)	15.60	27.49(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94(a)	0.98	1.03	1.06	1.14	1.28(c)
Expenses after expense reductions (f)	0.93(a)	0.95	0.95	1.04	1.13	1.26(c)
Net investment income (loss)	1.57(a)(l)	1.20	2.10	1.07	0.64	0.86(c)
Portfolio turnover	18(n)	37	32	27	24	43
Net assets at end of period (000 omitted)	$7,112,913	$7,034,144	$3,336,889	$1,817,161	$1,327,862	$875,711

See Notes to Financial Statements
19

Financial Highlights – continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
20

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment
21

Notes to Financial Statements (unaudited) - continued
companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes
22

Notes to Financial Statements (unaudited) - continued
unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$1,280,889,525	$736,633,102	$—	$2,017,522,627
South Korea	155,552,413	764,174,188	—	919,726,601
Taiwan	—	818,597,478	—	818,597,478
India	580,701,433	232,280,094	—	812,981,527
Russia	124,843,983	515,167,546	—	640,011,529
Brazil	400,146,971	—	—	400,146,971
Hong Kong	192,885,990	202,202,872	—	395,088,862
Mexico	213,511,905	—	—	213,511,905
Netherlands	179,470,415	—	—	179,470,415
Other Countries	506,591,885	392,358,519	—	898,950,404
Mutual Funds	123,991,559	—	—	123,991,559
Total	$3,758,586,079	$3,661,413,799	$—	$7,419,999,878
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only
23

Notes to Financial Statements (unaudited) - continued
to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2021, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net
24

Notes to Financial Statements (unaudited) - continued
asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and foreign taxes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/21
Ordinary income (including any short-term capital gains)	$46,750,489
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/21
Cost of investments	$6,942,990,821
Gross appreciation	1,228,031,640
Gross depreciation	(751,022,583)
Net unrealized appreciation (depreciation)	$ 477,009,057
As of 5/31/21
Undistributed ordinary income	33,246,443
Capital loss carryforwards	(130,400,941)
Other temporary differences	(3,140,658)
Net unrealized appreciation (depreciation)	1,673,919,345
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of May 31, 2021, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Long-Term	$(130,400,941)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
25

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/21	Year ended 5/31/21
Class A	$—	$833,267
Class I	—	928,994
Class R2	—	13,944
Class R3	—	17,797
Class R4	—	18,360
Class R6	—	44,938,127
Total	$—	$46,750,489
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from June 1, 2021 through July 31, 2021, the management fee was computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	1.05%
In excess of $500 million and up to $1 billion	0.95%
In excess of $1 billion and up to $4 billion	0.90%
In excess of $4 billion	0.85%
Effective August 1, 2021, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:
Up to $500 million	1.05%
In excess of $500 million and up to $1 billion	0.95%
In excess of $1 billion and up to $4 billion	0.90%
In excess of $4 billion and up to $10 billion	0.85%
In excess of $10 billion	0.80%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended November 30, 2021, this management fee reduction amounted to $503,787, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2021 was equivalent to an annual effective rate of 0.88% of the fund's average daily net assets.
26

Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.31%	2.06%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.95%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2022. For the six months ended November 30, 2021, this reduction amounted to $1,520, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $51,646 for the six months ended November 30, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 252,415
Class B	0.75%	0.25%	1.00%	1.00%	10,547
Class C	0.75%	0.25%	1.00%	1.00%	44,900
Class R1	0.75%	0.25%	1.00%	1.00%	6,173
Class R2	0.25%	0.25%	0.50%	0.50%	9,582
Class R3	—	0.25%	0.25%	0.25%	3,984
Total Distribution and Service Fees					$327,601
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2021, this rebate amounted to $46 for Class A and is included in the reduction of total expenses in the Statement of Operations.
27

Notes to Financial Statements (unaudited) - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2021, were as follows:
Amount
Class A	$2,620
Class B	203
Class C	842
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2021, the fee was $43,658, which equated to 0.0011% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $277,097.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2021 was equivalent to an annual effective rate of 0.0075% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended November 30, 2021, the fund engaged in purchase transactions pursuant to this policy, which amounted to $574,574.
28

Notes to Financial Statements (unaudited) - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2021, this reimbursement amounted to $742,677, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended November 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $2,579,961,556 and $1,350,358,876, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/21		Year ended 5/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	914,622	$35,348,123	1,679,361	$64,375,766
Class B	230	8,505	2,428	85,744
Class C	17,344	605,728	63,612	2,177,128
Class I	532,227	21,527,633	1,741,477	70,304,801
Class R1	34,407	1,169,475	6,746	212,528
Class R2	6,578	229,623	26,457	894,865
Class R3	9,293	359,931	68,086	2,404,763
Class R4	25,454	969,145	18,608	706,082
Class R6	30,569,791	1,247,819,147	49,104,161	1,880,456,689
	32,109,946	$1,308,037,310	52,710,936	$2,021,618,366
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	20,821	$790,353
Class I	—	—	21,094	843,543
Class R2	—	—	399	13,823
Class R3	—	—	471	17,797
Class R4	—	—	486	18,360
Class R6	—	—	1,119,916	44,796,623
	—	$—	1,163,187	$46,480,499
29

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/21		Year ended 5/31/21
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(503,471)	$(19,080,828)	(976,624)	$(34,841,665)
Class B	(8,520)	(294,687)	(31,924)	(1,047,364)
Class C	(63,499)	(2,187,141)	(180,884)	(5,803,603)
Class I	(1,093,552)	(43,756,575)	(1,093,672)	(42,578,167)
Class R1	(1,659)	(56,516)	(57,082)	(2,032,902)
Class R2	(16,094)	(562,602)	(48,506)	(1,570,681)
Class R3	(86,622)	(3,270,280)	(168,047)	(5,574,762)
Class R4	(15,380)	(593,486)	(40,851)	(1,398,135)
Class R6	(1,061,762)	(42,674,025)	(1,632,551)	(63,751,818)
	(2,850,559)	$(112,476,140)	(4,230,141)	$(158,599,097)
Net change
Class A	411,151	$16,267,295	723,558	$30,324,454
Class B	(8,290)	(286,182)	(29,496)	(961,620)
Class C	(46,155)	(1,581,413)	(117,272)	(3,626,475)
Class I	(561,325)	(22,228,942)	668,899	28,570,177
Class R1	32,748	1,112,959	(50,336)	(1,820,374)
Class R2	(9,516)	(332,979)	(21,650)	(661,993)
Class R3	(77,329)	(2,910,349)	(99,490)	(3,152,202)
Class R4	10,074	375,659	(21,757)	(673,693)
Class R6	29,508,029	1,205,145,122	48,591,526	1,861,501,494
	29,259,387	$1,195,561,170	49,643,982	$1,909,499,768
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, and the MFS Aggresive Growth Allocation Fund were the owners of record of approximately 90%, 2%, and 1% of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of the outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs.
30

Notes to Financial Statements (unaudited) - continued
Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2021, the fund’s commitment fee and interest expense were $13,139 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$110,979,547	$950,693,519	$937,681,506	$—	$(1)	$123,991,559

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$29,084	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(9) LIBOR Transition
Certain of the fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for
31

Notes to Financial Statements (unaudited) - continued
instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts. While the cessation of the one-week and two-month U.S. dollar LIBOR tenors along with certain other non-U.S. dollar denominated LIBOR settings at December 31, 2021 did not have a material impact on the fund, management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
32

Board Review of Investment Advisory Agreement
MFS Emerging Markets Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)
33

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that
34

Board Review of Investment Advisory Agreement - continued
were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $500 million, $1 billion and $4 billion. They also noted that MFS has agreed to implement an additional contractual breakpoint that reduces its advisory fee rate on the Fund’s average daily net assets over $10 billion effective August 1, 2021. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees
35

Board Review of Investment Advisory Agreement - continued
also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.
36

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
37

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2021
MFS®  International Growth Fund
FGF-SEM

MFS® International Growth Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as variants of the virus appear, the effectiveness of vaccines appears to wane over time, and their uneven distribution impacts the developing world.
After having taken aggressive steps to cushion the economic and market fallout related to the virus, some global central banks have begun to recalibrate monetary policy. For example, the U.S. Federal Reserve has begun to taper its bond buying, which has pushed up Treasury yields, particularly on the short end of the yield curve. Fiscal stimulus has been abundant as the U.S. Congress passed a $1.9 trillion COVID-19 relief bill in March and a $1.1 trillion infrastructure bill in November. Along with the high levels of government spending, production and transportation bottlenecks and labor shortages stemming from the pandemic have fueled a rise in inflation.
Since midyear, global economic growth has moderated, with the spread of the Delta and Omicron variants of the coronavirus and a regulatory crackdown in China featuring prominently. Stress in China’s property development sector has contributed to a slowdown there. Tightening global energy and raw materials supplies are a further concern for investors.
The policy measures put in place to counteract the pandemic’s effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
January 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Nestle S.A.	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.6%
Roche Holding AG	4.5%
Hitachi Ltd.	3.4%
LVMH Moet Hennessy Louis Vuitton SE	3.3%
SAP SE	3.0%
Schneider Electric SE	3.0%
Linde PLC	2.8%
Diageo PLC	2.8%
Canadian National Railway Co.	2.6%
GICS equity sectors (g)
Industrials	17.7%
Consumer Staples	16.1%
Health Care	12.6%
Information Technology	12.5%
Consumer Discretionary	12.0%
Materials	10.9%
Financials	9.9%
Communication Services	3.9%
Energy	1.5%
Utilities	0.7%
Issuer country weightings (x)
France	15.9%
Switzerland	13.0%
Japan	9.1%
United Kingdom	8.9%
Germany	8.6%
Canada	7.2%
Taiwan	5.9%
United States	5.9%
China	4.8%
Other Countries	20.7%
Currency exposure (y)
Euro	31.0%
Swiss Franc	13.0%
British Pound Sterling	9.9%
Japanese Yen	9.1%
Hong Kong Dollar	6.9%
United States Dollar	6.4%
Taiwan Dollar	5.9%
Canadian Dollar	4.6%
Indian Rupee	4.4%
Other Currencies	8.8%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2021.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2021 through November 30, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2021 through November 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/21	Ending Account Value 11/30/21	Expenses Paid During Period (p) 6/01/21-11/30/21
A	Actual	1.06%	$1,000.00	$973.58	$5.24
	Hypothetical (h)	1.06%	$1,000.00	$1,019.75	$5.37
B	Actual	1.81%	$1,000.00	$969.97	$8.94
	Hypothetical (h)	1.81%	$1,000.00	$1,015.99	$9.15
C	Actual	1.81%	$1,000.00	$969.97	$8.94
	Hypothetical (h)	1.81%	$1,000.00	$1,015.99	$9.15
I	Actual	0.81%	$1,000.00	$974.73	$4.01
	Hypothetical (h)	0.81%	$1,000.00	$1,021.01	$4.10
R1	Actual	1.81%	$1,000.00	$969.99	$8.94
	Hypothetical (h)	1.81%	$1,000.00	$1,015.99	$9.15
R2	Actual	1.31%	$1,000.00	$972.60	$6.48
	Hypothetical (h)	1.31%	$1,000.00	$1,018.50	$6.63
R3	Actual	1.06%	$1,000.00	$973.57	$5.24
	Hypothetical (h)	1.06%	$1,000.00	$1,019.75	$5.37
R4	Actual	0.81%	$1,000.00	$975.01	$4.01
	Hypothetical (h)	0.81%	$1,000.00	$1,021.01	$4.10
R6	Actual	0.69%	$1,000.00	$975.46	$3.42
	Hypothetical (h)	0.69%	$1,000.00	$1,021.61	$3.50
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace & Defense – 0.9%
Rolls-Royce Holdings PLC (a)	81,468,207	$ 132,279,926
Alcoholic Beverages – 4.8%
Diageo PLC	7,796,813	$ 392,953,981
Pernod Ricard S.A.	1,234,996	283,623,463
		$676,577,444
Apparel Manufacturers – 5.1%
Burberry Group PLC	4,423,307	$ 102,825,604
Kering S.A.	203,037	156,570,302
LVMH Moet Hennessy Louis Vuitton SE	591,735	459,336,275
		$718,732,181
Automotive – 0.6%
Koito Manufacturing Co. Ltd.	1,534,700	$ 88,119,960
Biotechnology – 0.1%
Hugel, Inc. (a)	133,528	$ 16,118,872
Brokerage & Asset Managers – 1.3%
Deutsche Boerse AG	824,624	$ 129,619,630
London Stock Exchange Group	644,687	55,627,324
		$185,246,954
Business Services – 2.6%
Cap Gemini S.A.	612,098	$ 141,682,281
Experian PLC	5,121,572	229,600,266
		$371,282,547
Chemicals – 0.6%
UPL Ltd.	9,630,120	$ 87,353,751
Computer Software – 5.9%
Dassault Systemes SE	1,658,286	$ 100,032,472
Kingsoft Corp.	11,241,400	48,335,376
NAVER Corp.	480,071	154,816,599
Oracle Corp. Japan	800,800	78,273,369
SAP SE	3,333,097	427,828,014
Wisetech Global Ltd.	781,561	28,782,194
		$838,068,024
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 4.5%
Amadeus IT Group S.A. (a)	1,404,876	$ 89,987,929
Hitachi Ltd.	8,047,500	473,694,112
NICE Systems Ltd., ADR (a)	225,762	65,917,989
		$629,600,030
Consumer Products – 4.4%
AmorePacific Corp.	549,532	$ 73,093,770
Kao Corp.	1,682,400	86,225,983
KOSE Corp.	480,700	58,133,932
L'Oréal	181,133	81,655,659
Reckitt Benckiser Group PLC	3,960,601	321,102,160
		$620,211,504
Electrical Equipment – 4.1%
Prysmian S.p.A.	4,227,339	$ 156,663,993
Schneider Electric SE	2,409,095	425,834,032
		$582,498,025
Electronics – 5.9%
Delta Electronics, Inc.	19,812,000	$ 182,090,137
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,574,306	653,029,948
		$835,120,085
Energy - Independent – 1.5%
Oil Search Ltd.	19,855,815	$ 52,941,220
Reliance Industries Ltd.	4,972,197	159,981,650
		$212,922,870
Food & Beverages – 4.7%
Nestle S.A.	5,165,303	$ 663,913,462
Food & Drug Stores – 0.5%
Sugi Holdings Co. Ltd.	1,027,300	$ 64,615,903
Gaming & Lodging – 1.0%
Flutter Entertainment PLC (a)	1,007,273	$ 136,026,907
General Merchandise – 0.3%
Walmart de Mexico S.A.B. de C.V.	13,425,080	$ 42,186,400
Insurance – 3.0%
AIA Group Ltd.	33,581,400	$ 353,341,097
Ping An Insurance Co. of China Ltd., “H”	9,669,000	66,582,374
		$419,923,471
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 3.7%
Alibaba Group Holding Ltd. (a)	11,303,100	$ 181,245,768
Tencent Holdings Ltd.	3,297,300	194,252,324
Z Holdings Corp.	23,163,100	153,136,965
		$528,635,057
Leisure & Toys – 0.5%
Prosus N.V.	874,338	$ 70,323,367
Machinery & Tools – 5.0%
Assa Abloy AB	5,140,634	$ 143,694,077
GEA Group AG	3,345,465	169,709,817
Ingersoll Rand, Inc.	2,252,459	131,408,458
Ritchie Bros. Auctioneers, Inc.	3,834,534	260,278,244
		$705,090,596
Major Banks – 1.3%
DBS Group Holdings Ltd.	8,112,600	$ 177,237,995
Medical & Health Technology & Services – 0.3%
Alcon, Inc.	535,387	$ 42,169,129
Medical Equipment – 5.0%
EssilorLuxottica	1,833,166	$ 367,303,042
QIAGEN N.V. (a)	3,578,804	198,877,463
Terumo Corp.	3,465,000	141,223,518
		$707,404,023
Natural Gas - Distribution – 0.7%
China Resources Gas Group Ltd.	19,916,000	$ 102,630,389
Other Banks & Diversified Financials – 4.4%
AEON Financial Service Co. Ltd.	4,560,000	$ 49,260,518
Credicorp Ltd.	394,490	46,549,820
Element Fleet Management Corp. (l)	12,328,135	118,895,161
Grupo Financiero Banorte S.A. de C.V.	17,190,214	102,720,397
HDFC Bank Ltd.	15,017,738	297,789,622
		$615,215,518
Pharmaceuticals – 9.8%
Bayer AG	2,549,073	$ 128,703,099
Hypera S.A.	5,464,229	26,359,631
Novartis AG	4,199,390	335,932,903
Novo Nordisk A.S., “B”	2,436,301	260,877,676
Roche Holding AG	1,614,089	632,326,245
		$1,384,199,554
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Precious Metals & Minerals – 1.9%
Agnico-Eagle Mines Ltd.	2,640,855	$ 131,644,797
Franco-Nevada Corp.	974,664	133,658,178
		$265,302,975
Railroad & Shipping – 2.6%
Canadian National Railway Co.	2,915,406	$ 369,002,937
Restaurants – 0.6%
Yum China Holdings, Inc.	1,114,170	$ 55,819,917
Yum China Holdings, Inc.	574,150	28,645,095
		$84,465,012
Specialty Chemicals – 8.4%
Akzo Nobel N.V.	1,492,589	$ 156,610,630
L'Air Liquide S.A.	1,396,639	230,968,543
Linde PLC	1,232,751	393,904,430
Nitto Denko Corp.	1,247,600	86,789,916
Sika AG	412,692	162,145,857
Symrise AG	1,097,162	154,914,363
		$1,185,333,739
Specialty Stores – 0.5%
Just Eat Takeaway (a)	707,120	$ 44,259,356
Ocado Group PLC (a)	1,121,781	26,752,896
		$71,012,252
Tobacco – 1.3%
ITC Ltd.	28,042,478	$ 82,095,728
Swedish Match AB	12,971,237	94,757,437
		$176,853,165
Total Common Stocks (Identified Cost, $9,586,352,687)		$13,805,674,024
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 0.05% (v) (Identified Cost, $282,382,454)	282,382,926	$ 282,382,926

Other Assets, Less Liabilities – 0.2%		24,201,893
Net Assets – 100.0%		$14,112,258,843

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $282,382,926 and $13,805,674,024, respectively.
9

Portfolio of Investments (unaudited) – continued
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 11/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $3,631,131 of securities on loan (identified cost, $9,586,352,687)	$13,805,674,024
Investments in affiliated issuers, at value (identified cost, $282,382,454)	282,382,926
Receivables for
Fund shares sold	11,443,027
Interest and dividends	41,750,599
Other assets	8,331
Total assets	$14,141,258,907
Liabilities
Payables for
Investments purchased	$3,064,080
Fund shares reacquired	7,759,895
Payable to affiliates
Investment adviser	519,761
Administrative services fee	3,167
Shareholder servicing costs	995,354
Distribution and service fees	14,856
Payable for independent Trustees' compensation	5,989
Deferred country tax expense payable	15,101,687
Accrued expenses and other liabilities	1,535,275
Total liabilities	$29,000,064
Net assets	$14,112,258,843
Net assets consist of
Paid-in capital	$9,075,914,584
Total distributable earnings (loss)	5,036,344,259
Net assets	$14,112,258,843
Shares of beneficial interest outstanding	306,160,163
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$632,961,309	14,195,033	$44.59
Class B	2,019,647	48,852	41.34
Class C	37,809,447	944,085	40.05
Class I	3,638,089,850	72,541,307	50.15
Class R1	7,440,723	190,247	39.11
Class R2	39,359,621	972,911	40.46
Class R3	173,836,703	3,932,284	44.21
Class R4	243,685,305	5,431,415	44.87
Class R6	9,337,056,238	207,904,029	44.91

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $47.31 [100 / 94.25 x $44.59]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 11/30/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$69,583,238
Income on securities loaned	93,368
Dividends from affiliated issuers	47,664
Other	1,205
Foreign taxes withheld	(7,154,151)
Total investment income	$62,571,324
Expenses
Management fee	$49,388,892
Distribution and service fees	1,403,865
Shareholder servicing costs	3,018,420
Administrative services fee	283,795
Independent Trustees' compensation	48,930
Custodian fee	884,425
Shareholder communications	137,406
Audit and tax fees	58,809
Legal fees	41,002
Miscellaneous	220,908
Total expenses	$55,486,452
Reduction of expenses by investment adviser and distributor	(961,097)
Net expenses	$54,525,355
Net investment income (loss)	$8,045,969
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $2,457,702 country tax)	$329,087,568
Foreign currency	(58,036)
Net realized gain (loss)	$329,029,532
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $2,773,785 decrease in deferred country tax)	$(660,563,388)
Translation of assets and liabilities in foreign currencies	(1,630,894)
Net unrealized gain (loss)	$(662,194,282)
Net realized and unrealized gain (loss)	$(333,164,750)
Change in net assets from operations	$(325,118,781)
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21
Change in net assets
From operations
Net investment income (loss)	$8,045,969	$112,483,902
Net realized gain (loss)	329,029,532	562,329,257
Net unrealized gain (loss)	(662,194,282)	3,195,505,427
Change in net assets from operations	$(325,118,781)	$3,870,318,586
Total distributions to shareholders	$—	$(94,750,684)
Change in net assets from fund share transactions	$(82,904,942)	$(235,009,156)
Total change in net assets	$(408,023,723)	$3,540,558,746
Net assets
At beginning of period	14,520,282,566	10,979,723,820
At end of period	$14,112,258,843	$14,520,282,566
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$45.69	$33.66	$32.76	$34.20	$31.09	$26.46
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$0.22	$0.23	$0.42	$0.37	$0.14(c)
Net realized and unrealized gain (loss)	(1.06)	12.05	1.20	(0.73)	3.50	4.75
Total from investment operations	$(1.10)	$12.27	$1.43	$(0.31)	$3.87	$4.89
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.35)	$(0.29)	$(0.23)	$(0.26)
From net realized gain	—	—	(0.18)	(0.84)	(0.53)	—
Total distributions declared to shareholders	$—	$(0.24)	$(0.53)	$(1.13)	$(0.76)	$(0.26)
Net asset value, end of period (x)	$44.59	$45.69	$33.66	$32.76	$34.20	$31.09
Total return (%) (r)(s)(t)(x)	(2.41)(n)	36.52	4.24	(0.64)	12.53	18.69(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07(a)	1.08	1.08	1.10	1.15	1.18(c)
Expenses after expense reductions (f)	1.06(a)	1.06	1.07	1.09	1.14	1.17(c)
Net investment income (loss)	(0.20)(a)(l)	0.53	0.66	1.28	1.12	0.51(c)
Portfolio turnover	6(n)	23	17	17	12	21
Net assets at end of period (000 omitted)	$632,961	$650,731	$546,391	$402,964	$360,401	$319,266
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$42.52	$31.38	$30.67	$32.01	$29.15	$24.82
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.20)	$(0.09)	$(0.06)	$0.11	$0.07	$(0.01)(c)
Net realized and unrealized gain (loss)	(0.98)	11.23	1.15	(0.61)	3.32	4.41
Total from investment operations	$(1.18)	$11.14	$1.09	$(0.50)	$3.39	$4.40
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.20)	$—	$(0.00)(w)	$(0.07)
From net realized gain	—	—	(0.18)	(0.84)	(0.53)	—
Total distributions declared to shareholders	$—	$—	$(0.38)	$(0.84)	$(0.53)	$(0.07)
Net asset value, end of period (x)	$41.34	$42.52	$31.38	$30.67	$32.01	$29.15
Total return (%) (r)(s)(t)(x)	(2.78)(n)	35.50	3.44	(1.36)	11.68	17.79(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82(a)	1.82	1.83	1.85	1.90	1.93(c)
Expenses after expense reductions (f)	1.81(a)	1.81	1.82	1.84	1.89	1.92(c)
Net investment income (loss)	(0.95)(a)(l)	(0.24)	(0.18)	0.35	0.23	(0.02)(c)
Portfolio turnover	6(n)	23	17	17	12	21
Net assets at end of period (000 omitted)	$2,020	$2,439	$2,922	$4,599	$6,537	$7,799
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$41.19	$30.40	$29.76	$31.15	$28.43	$24.22
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.20)	$(0.08)	$(0.04)	$0.14	$0.09	$0.00(c)(w)
Net realized and unrealized gain (loss)	(0.94)	10.87	1.10	(0.64)	3.21	4.30
Total from investment operations	$(1.14)	$10.79	$1.06	$(0.50)	$3.30	$4.30
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.24)	$(0.05)	$(0.05)	$(0.09)
From net realized gain	—	—	(0.18)	(0.84)	(0.53)	—
Total distributions declared to shareholders	$—	$—	$(0.42)	$(0.89)	$(0.58)	$(0.09)
Net asset value, end of period (x)	$40.05	$41.19	$30.40	$29.76	$31.15	$28.43
Total return (%) (r)(s)(t)(x)	(2.77)(n)	35.49	3.46	(1.37)	11.67	17.81(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82(a)	1.82	1.83	1.85	1.90	1.93(c)
Expenses after expense reductions (f)	1.81(a)	1.81	1.82	1.84	1.89	1.92(c)
Net investment income (loss)	(0.94)(a)(l)	(0.21)	(0.14)	0.48	0.30	0.01(c)
Portfolio turnover	6(n)	23	17	17	12	21
Net assets at end of period (000 omitted)	$37,809	$41,907	$39,530	$42,015	$42,981	$38,985
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$51.32	$37.75	$36.61	$38.08	$34.52	$29.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.39	$0.34	$0.60	$0.50	$0.34(c)
Net realized and unrealized gain (loss)	(1.18)	13.49	1.35	(0.86)	3.90	5.16
Total from investment operations	$(1.17)	$13.88	$1.69	$(0.26)	$4.40	$5.50
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.37)	$(0.37)	$(0.31)	$(0.34)
From net realized gain	—	—	(0.18)	(0.84)	(0.53)	—
Total distributions declared to shareholders	$—	$(0.31)	$(0.55)	$(1.21)	$(0.84)	$(0.34)
Net asset value, end of period (x)	$50.15	$51.32	$37.75	$36.61	$38.08	$34.52
Total return (%) (r)(s)(t)(x)	(2.28)(n)	36.85	4.51	(0.41)	12.84	18.97(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82(a)	0.83	0.83	0.85	0.90	0.93(c)
Expenses after expense reductions (f)	0.81(a)	0.82	0.82	0.84	0.89	0.92(c)
Net investment income (loss)	0.05(a)(l)	0.84	0.89	1.63	1.35	1.12(c)
Portfolio turnover	6(n)	23	17	17	12	21
Net assets at end of period (000 omitted)	$3,638,090	$3,722,298	$2,457,330	$1,974,109	$1,371,442	$1,497,306
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$40.23	$29.72	$29.12	$30.57	$27.93	$23.87
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.19)	$(0.06)	$(0.03)	$0.18	$0.14	$0.02(c)
Net realized and unrealized gain (loss)	(0.93)	10.62	1.07	(0.68)	3.11	4.19
Total from investment operations	$(1.12)	$10.56	$1.04	$(0.50)	$3.25	$4.21
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$(0.26)	$(0.11)	$(0.08)	$(0.15)
From net realized gain	—	—	(0.18)	(0.84)	(0.53)	—
Total distributions declared to shareholders	$—	$(0.05)	$(0.44)	$(0.95)	$(0.61)	$(0.15)
Net asset value, end of period (x)	$39.11	$40.23	$29.72	$29.12	$30.57	$27.93
Total return (%) (r)(s)(t)(x)	(2.78)(n)	35.53	3.45	(1.39)	11.69	17.77(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82(a)	1.83	1.83	1.85	1.90	1.93(c)
Expenses after expense reductions (f)	1.81(a)	1.81	1.82	1.84	1.89	1.92(c)
Net investment income (loss)	(0.95)(a)(l)	(0.17)	(0.11)	0.61	0.47	0.08(c)
Portfolio turnover	6(n)	23	17	17	12	21
Net assets at end of period (000 omitted)	$7,441	$7,424	$4,890	$4,266	$3,663	$2,496
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$41.51	$30.63	$29.92	$31.31	$28.54	$24.32
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$0.10	$0.15	$0.28	$0.25	$0.14(c)
Net realized and unrealized gain (loss)	(0.96)	10.97	1.07	(0.64)	3.23	4.29
Total from investment operations	$(1.05)	$11.07	$1.22	$(0.36)	$3.48	$4.43
Less distributions declared to shareholders
From net investment income	$—	$(0.19)	$(0.33)	$(0.19)	$(0.18)	$(0.21)
From net realized gain	—	—	(0.18)	(0.84)	(0.53)	—
Total distributions declared to shareholders	$—	$(0.19)	$(0.51)	$(1.03)	$(0.71)	$(0.21)
Net asset value, end of period (x)	$40.46	$41.51	$30.63	$29.92	$31.31	$28.54
Total return (%) (r)(s)(t)(x)	(2.53)(n)	36.20	3.95	(0.89)	12.27	18.39(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32(a)	1.33	1.33	1.35	1.40	1.43(c)
Expenses after expense reductions (f)	1.31(a)	1.31	1.32	1.34	1.39	1.42(c)
Net investment income (loss)	(0.44)(a)(l)	0.28	0.48	0.92	0.83	0.56(c)
Portfolio turnover	6(n)	23	17	17	12	21
Net assets at end of period (000 omitted)	$39,360	$40,886	$34,149	$18,890	$23,650	$22,245
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$45.30	$33.38	$32.51	$33.96	$30.89	$26.29
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$0.23	$0.23	$0.48	$0.36	$0.20(c)
Net realized and unrealized gain (loss)	(1.05)	11.94	1.18	(0.79)	3.48	4.66
Total from investment operations	$(1.09)	$12.17	$1.41	$(0.31)	$3.84	$4.86
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.36)	$(0.30)	$(0.24)	$(0.26)
From net realized gain	—	—	(0.18)	(0.84)	(0.53)	—
Total distributions declared to shareholders	$—	$(0.25)	$(0.54)	$(1.14)	$(0.77)	$(0.26)
Net asset value, end of period (x)	$44.21	$45.30	$33.38	$32.51	$33.96	$30.89
Total return (%) (r)(s)(t)(x)	(2.41)(n)	36.55	4.22	(0.63)	12.52	18.67(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07(a)	1.08	1.08	1.10	1.15	1.18(c)
Expenses after expense reductions (f)	1.06(a)	1.06	1.07	1.09	1.14	1.17(c)
Net investment income (loss)	(0.19)(a)(l)	0.58	0.69	1.47	1.09	0.72(c)
Portfolio turnover	6(n)	23	17	17	12	21
Net assets at end of period (000 omitted)	$173,837	$182,926	$124,732	$59,575	$30,465	$26,234
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$45.91	$33.79	$32.83	$34.28	$31.17	$26.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.31	$0.31	$0.53	$0.45	$0.26(c)
Net realized and unrealized gain (loss)	(1.05)	12.12	1.20	(0.76)	3.52	4.71
Total from investment operations	$(1.04)	$12.43	$1.51	$(0.23)	$3.97	$4.97
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.37)	$(0.38)	$(0.33)	$(0.32)
From net realized gain	—	—	(0.18)	(0.84)	(0.53)	—
Total distributions declared to shareholders	$—	$(0.31)	$(0.55)	$(1.22)	$(0.86)	$(0.32)
Net asset value, end of period (x)	$44.87	$45.91	$33.79	$32.83	$34.28	$31.17
Total return (%) (r)(s)(t)(x)	(2.27)(n)	36.87	4.48	(0.40)	12.81	18.97(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82(a)	0.83	0.83	0.85	0.90	0.93(c)
Expenses after expense reductions (f)	0.81(a)	0.81	0.82	0.84	0.89	0.92(c)
Net investment income (loss)	0.06(a)(l)	0.77	0.91	1.60	1.36	0.97(c)
Portfolio turnover	6(n)	23	17	17	12	21
Net assets at end of period (000 omitted)	$243,685	$273,949	$262,925	$209,454	$167,066	$124,580
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$45.93	$33.80	$32.81	$34.27	$31.15	$26.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.39	$0.34	$0.56	$0.51	$0.34(c)
Net realized and unrealized gain (loss)	(1.06)	12.08	1.21	(0.78)	3.49	4.65
Total from investment operations	$(1.02)	$12.47	$1.55	$(0.22)	$4.00	$4.99
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.38)	$(0.40)	$(0.35)	$(0.38)
From net realized gain	—	—	(0.18)	(0.84)	(0.53)	—
Total distributions declared to shareholders	$—	$(0.34)	$(0.56)	$(1.24)	$(0.88)	$(0.38)
Net asset value, end of period (x)	$44.91	$45.93	$33.80	$32.81	$34.27	$31.15
Total return (%) (r)(s)(t)(x)	(2.22)(n)	37.00	4.60	(0.34)	12.95	19.08(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70(a)	0.72	0.74	0.77	0.80	0.82(c)
Expenses after expense reductions (f)	0.69(a)	0.71	0.73	0.76	0.79	0.81(c)
Net investment income (loss)	0.17(a)(l)	0.96	1.00	1.69	1.53	1.22(c)
Portfolio turnover	6(n)	23	17	17	12	21
Net assets at end of period (000 omitted)	$9,337,056	$9,597,724	$7,506,854	$6,016,478	$4,347,824	$2,717,276

See Notes to Financial Statements
23

Financial Highlights – continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
24

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS International Growth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment
25

Notes to Financial Statements (unaudited) - continued
companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes
26

Notes to Financial Statements (unaudited) - continued
unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$837,962,418	$1,409,043,651	$—	$2,247,006,069
Switzerland	1,794,318,467	42,169,129	—	1,836,487,596
Japan	58,133,932	1,221,340,244	—	1,279,474,176
United Kingdom	—	1,261,142,157	—	1,261,142,157
Germany	1,209,652,386	—	—	1,209,652,386
Canada	1,013,479,317	—	—	1,013,479,317
Taiwan	653,029,948	182,090,137	—	835,120,085
China	250,072,241	427,439,002	—	677,511,243
India	87,353,751	539,867,000	—	627,220,751
Other Countries	1,461,716,311	1,356,863,933	—	2,818,580,244
Mutual Funds	282,382,926	—	—	282,382,926
Total	$7,648,101,697	$6,439,955,253	$—	$14,088,056,950
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only
27

Notes to Financial Statements (unaudited) - continued
to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $3,631,131. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $3,968,342 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
28

Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/21
Ordinary income (including any short-term capital gains)	$94,750,684
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/21
Cost of investments	$9,949,738,222
Gross appreciation	4,814,286,539
Gross depreciation	(675,967,811)
Net unrealized appreciation (depreciation)	$4,138,318,728
As of 5/31/21
Undistributed ordinary income	231,786,842
Undistributed long-term capital gain	344,507,261
Other temporary differences	1,388,509
Net unrealized appreciation (depreciation)	4,783,780,428
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
29

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/21	Year ended 5/31/21
Class A	$—	$3,901,296
Class I	—	21,579,825
Class R1	—	8,054
Class R2	—	205,505
Class R3	—	1,005,653
Class R4	—	2,118,266
Class R6	—	65,932,085
Total	$—	$94,750,684
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.62%
In excess of $20 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended November 30, 2021, this management fee reduction amounted to $961,002, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2021 was equivalent to an annual effective rate of 0.67% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $34,205 for the six months ended November 30, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
30

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 819,862
Class B	0.75%	0.25%	1.00%	1.00%	11,548
Class C	0.75%	0.25%	1.00%	1.00%	203,425
Class R1	0.75%	0.25%	1.00%	1.00%	37,881
Class R2	0.25%	0.25%	0.50%	0.50%	103,039
Class R3	—	0.25%	0.25%	0.25%	228,110
Total Distribution and Service Fees					$1,403,865
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2021, this rebate amounted to $95 for Class A and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2021, were as follows:
Amount
Class A	$6,938
Class B	147
Class C	737
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2021, the fee was $107,089, which equated to 0.0015% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,911,331.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
31

Notes to Financial Statements (unaudited) - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2021 was equivalent to an annual effective rate of 0.0039% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended November 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $903,444,695 and $933,889,613, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/21		Year ended 5/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,076,419	$49,392,296	4,071,400	$165,297,568
Class B	24	1,000	884	31,834
Class C	36,703	1,514,559	130,371	4,815,002
Class I	6,826,637	352,088,379	24,693,913	1,127,365,311
Class R1	22,389	896,508	45,729	1,648,494
Class R2	152,039	6,301,535	302,310	11,155,437
Class R3	474,132	21,587,717	1,493,327	59,644,037
Class R4	592,988	27,433,426	1,821,308	73,634,178
Class R6	11,843,504	546,801,498	39,511,845	1,635,234,703
	21,024,835	$1,006,016,918	72,071,087	$3,078,826,564
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/21		Year ended 5/31/21
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	74,872	$3,112,449
Class I	—	—	415,191	19,364,529
Class R1	—	—	219	8,052
Class R2	—	—	5,410	204,552
Class R3	—	—	24,397	1,005,653
Class R4	—	—	40,702	1,698,475
Class R6	—	—	1,462,981	61,035,547
	—	$—	2,023,772	$86,429,257
Shares reacquired
Class A	(1,123,646)	$(51,560,781)	(6,138,583)	$(252,711,622)
Class B	(8,523)	(364,667)	(36,666)	(1,380,152)
Class C	(110,009)	(4,530,754)	(413,506)	(15,105,362)
Class I	(6,810,061)	(351,389,688)	(17,684,502)	(802,289,119)
Class R1	(16,686)	(666,805)	(25,938)	(951,941)
Class R2	(164,199)	(6,809,301)	(437,606)	(16,396,411)
Class R3	(580,133)	(26,461,988)	(1,216,058)	(49,125,582)
Class R4	(1,128,012)	(51,950,315)	(3,676,018)	(149,605,713)
Class R6	(12,885,297)	(595,187,561)	(54,141,750)	(2,112,699,075)
	(22,826,566)	$(1,088,921,860)	(83,770,627)	$(3,400,264,977)
Net change
Class A	(47,227)	$(2,168,485)	(1,992,311)	$(84,301,605)
Class B	(8,499)	(363,667)	(35,782)	(1,348,318)
Class C	(73,306)	(3,016,195)	(283,135)	(10,290,360)
Class I	16,576	698,691	7,424,602	344,440,721
Class R1	5,703	229,703	20,010	704,605
Class R2	(12,160)	(507,766)	(129,886)	(5,036,422)
Class R3	(106,001)	(4,874,271)	301,666	11,524,108
Class R4	(535,024)	(24,516,889)	(1,814,008)	(74,273,060)
Class R6	(1,041,793)	(48,386,063)	(13,166,924)	(416,428,825)
	(1,801,731)	$(82,904,942)	(9,675,768)	$(235,009,156)
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, and the MFS Moderate Allocation Fund were
33

Notes to Financial Statements (unaudited) - continued
the owners of record of approximately 41%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2021, the fund’s commitment fee and interest expense were $26,291 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$303,073,053	$624,646,307	$645,336,434	$—	$—	$282,382,926

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$47,664	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the
34

Notes to Financial Statements (unaudited) - continued
availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(9) LIBOR Transition
Certain of the fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts. While the cessation of the one-week and two-month U.S. dollar LIBOR tenors along with certain other non-U.S. dollar denominated LIBOR settings at December 31, 2021 did not have a material impact on the fund, management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
35

Board Review of Investment Advisory Agreement
MFS International Growth Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)
36

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
37

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2 billion, $5 billion, $10 billion and $20 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The
38

Board Review of Investment Advisory Agreement - continued
Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.
39

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
40

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2021
MFS®  International Intrinsic Value Fund
FGI-SEM

MFS® International Intrinsic Value Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as variants of the virus appear, the effectiveness of vaccines appears to wane over time, and their uneven distribution impacts the developing world.
After having taken aggressive steps to cushion the economic and market fallout related to the virus, some global central banks have begun to recalibrate monetary policy. For example, the U.S. Federal Reserve has begun to taper its bond buying, which has pushed up Treasury yields, particularly on the short end of the yield curve. Fiscal stimulus has been abundant as the U.S. Congress passed a $1.9 trillion COVID-19 relief bill in March and a $1.1 trillion infrastructure bill in November. Along with the high levels of government spending, production and transportation bottlenecks and labor shortages stemming from the pandemic have fueled a rise in inflation.
Since midyear, global economic growth has moderated, with the spread of the Delta and Omicron variants of the coronavirus and a regulatory crackdown in China featuring prominently. Stress in China’s property development sector has contributed to a slowdown there. Tightening global energy and raw materials supplies are a further concern for investors.
The policy measures put in place to counteract the pandemic’s effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
January 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (i)
Top ten holdings (i)
Cadence Design Systems, Inc.	5.2%
Nestle S.A.	4.7%
Schneider Electric SE	3.6%
Givaudan S.A.	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Pernod Ricard S.A.	2.7%
L'Oréal	2.7%
Diageo PLC	2.4%
ANSYS, Inc.	2.3%
Legrand S.A.	2.3%
GICS equity sectors (g)(i)
Information Technology	27.1%
Consumer Staples	24.9%
Industrials	20.7%
Materials	11.2%
Consumer Discretionary	4.5%
Health Care	3.1%
Financials	2.8%
Real Estate	1.8%
Energy	0.1%
Equity Warrants (o)	0.0%
Issuer country weightings (i)(x)
Japan	17.1%
United States	16.1%
France	15.9%
Switzerland	15.0%
United Kingdom	12.2%
Germany	8.2%
Taiwan	3.4%
Canada	3.2%
Denmark	2.0%
Other Countries	6.9%
Currency exposure weightings (i)(y)
Euro	27.9%
Japanese Yen	17.1%
United States Dollar	16.7%
Swiss Franc	15.0%
British Pound Sterling	12.1%
Taiwan Dollar	3.4%
Canadian Dollar	3.2%
Danish Krone	2.0%
South Korean Won	1.8%
Other Currencies	0.8%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(i)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of November 30, 2021.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2021 through November 30, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2021 through November 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/21	Ending Account Value 11/30/21	Expenses Paid During Period (p) 6/01/21-11/30/21
A	Actual	0.95%	$1,000.00	$1,013.52	$4.80
	Hypothetical (h)	0.95%	$1,000.00	$1,020.31	$4.81
B	Actual	1.70%	$1,000.00	$1,009.82	$8.57
	Hypothetical (h)	1.70%	$1,000.00	$1,016.55	$8.59
C	Actual	1.70%	$1,000.00	$1,009.75	$8.56
	Hypothetical (h)	1.70%	$1,000.00	$1,016.55	$8.59
I	Actual	0.70%	$1,000.00	$1,014.90	$3.54
	Hypothetical (h)	0.70%	$1,000.00	$1,021.56	$3.55
R1	Actual	1.70%	$1,000.00	$1,009.83	$8.57
	Hypothetical (h)	1.70%	$1,000.00	$1,016.55	$8.59
R2	Actual	1.20%	$1,000.00	$1,012.19	$6.05
	Hypothetical (h)	1.20%	$1,000.00	$1,019.05	$6.07
R3	Actual	0.95%	$1,000.00	$1,013.63	$4.80
	Hypothetical (h)	0.95%	$1,000.00	$1,020.31	$4.81
R4	Actual	0.70%	$1,000.00	$1,014.77	$3.54
	Hypothetical (h)	0.70%	$1,000.00	$1,021.56	$3.55
R6	Actual	0.59%	$1,000.00	$1,015.49	$2.98
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 94.3%
Airlines – 0.6%
Ryanair Holdings PLC, ADR (a)	2,080,094	$ 198,752,982
Alcoholic Beverages – 5.9%
Diageo PLC	14,736,486	$ 742,708,699
Heineken N.V.	2,338,083	232,749,624
Pernod Ricard S.A.	3,697,048	849,046,925
		$1,824,505,248
Apparel Manufacturers – 2.5%
Adidas AG	725,950	$ 210,394,398
Compagnie Financiere Richemont S.A.	2,195,916	326,977,525
LVMH Moet Hennessy Louis Vuitton SE	329,366	255,671,460
		$793,043,383
Automotive – 1.0%
Compagnie Generale des Etablissements Michelin SCA	979,673	$ 144,717,260
Knorr-Bremse AG	1,675,098	166,720,272
		$311,437,532
Biotechnology – 1.6%
Novozymes A.S.	6,489,904	$ 493,168,905
Brokerage & Asset Managers – 0.7%
Euronext N.V.	2,265,827	$ 222,418,209
Business Services – 5.8%
Compass Group PLC	1,656,097	$ 32,116,115
Experian PLC	9,530,234	427,240,750
Intertek Group PLC	3,751,891	265,897,214
Nomura Research Institute Ltd.	7,506,154	321,819,950
Secom Co. Ltd.	3,342,900	225,979,900
SGS S.A.	151,840	458,916,657
Sohgo Security Services Co. Ltd.	1,570,400	66,955,602
		$1,798,926,188
Chemicals – 3.5%
Givaudan S.A.	221,441	$ 1,084,338,603
Computer Software – 10.5%
ANSYS, Inc. (a)	1,843,178	$ 721,567,324
Cadence Design Systems, Inc. (a)	9,113,829	1,617,340,094
Dassault Systemes SE	6,046,084	364,716,779
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
OBIC Co. Ltd.	1,392,000	$ 256,925,497
SAP SE	2,339,153	300,247,842
		$3,260,797,536
Computer Software - Systems – 3.2%
Amadeus IT Group S.A. (a)	4,009,799	$ 256,843,671
Descartes Systems Group, Inc. (a)	769,733	61,888,353
NICE Systems Ltd., ADR (a)	48,032	14,024,383
Samsung Electronics Co. Ltd.	9,456,193	570,792,181
Wix.com Ltd. (a)	670,323	102,425,354
		$1,005,973,942
Construction – 0.8%
Geberit AG	318,161	$ 242,799,869
Consumer Products – 8.6%
Colgate-Palmolive Co.	2,073,055	$ 155,520,586
Kao Corp.	7,626,600	390,876,773
Kobayashi Pharmaceutical Co. Ltd.	3,855,400	303,283,951
KOSE Corp.	472,900	57,190,631
Lion Corp.	6,197,500	88,166,775
L'Oréal	1,875,411	845,444,627
Reckitt Benckiser Group PLC	6,934,150	562,179,967
ROHTO Pharmaceutical Co. Ltd. (h)	8,545,600	243,688,242
Svenska Cellulosa Aktiebolaget	2,319,278	37,865,985
		$2,684,217,537
Electrical Equipment – 8.8%
Halma PLC	8,399,655	$ 335,245,331
Legrand S.A.	6,450,374	705,196,591
OMRON Corp.	2,679,100	258,285,616
Schneider Electric SE	6,272,082	1,108,659,463
Spectris PLC	4,428,072	205,821,599
Yokogawa Electric Corp.	6,135,800	115,142,193
		$2,728,350,793
Electronics – 8.0%
Analog Devices, Inc.	3,472,572	$ 625,931,103
DISCO Corp.	507,100	145,061,203
Hirose Electric Co. Ltd. (h)	2,576,300	430,241,015
Infineon Technologies AG	1,295,931	58,685,764
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,992,750	1,053,500,663
Texas Instruments, Inc.	857,212	164,901,872
		$2,478,321,620
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 1.2%
IMI PLC (h)	17,043,046	$ 384,485,123
Food & Beverages – 8.7%
Chocoladefabriken Lindt & Sprungli AG	6,537	$ 80,533,163
Danone S.A.	2,855,712	168,378,176
Ezaki Glico Co. Ltd.	3,086,000	95,822,747
ITO EN Ltd. (h)	5,803,100	341,310,810
Kerry Group PLC	1,657,175	204,103,181
Nestle S.A.	11,299,095	1,452,310,016
Nissan Foods Holdings Co. Ltd.	1,040,900	76,502,328
Toyo Suisan Kaisha Ltd. (h)	7,164,400	290,138,532
		$2,709,098,953
Insurance – 0.3%
Hiscox Ltd.	7,777,446	$ 85,381,971
Machinery & Tools – 6.2%
Epiroc AB	8,647,190	$ 209,288,082
GEA Group AG	5,262,960	266,981,116
Nordson Corp.	910,896	231,540,654
Schindler Holding AG	1,192,791	307,581,434
SMC Corp.	558,200	356,192,866
Spirax-Sarco Engineering PLC	2,431,392	503,915,227
Wartsila Oyj Abp	4,016,018	55,625,996
		$1,931,125,375
Major Banks – 0.5%
UBS Group AG	9,928,169	$ 171,582,703
Medical Equipment – 4.3%
Agilent Technologies, Inc.	941,337	$ 142,047,753
Bruker BioSciences Corp.	1,889,820	153,056,522
EssilorLuxottica	1,464,522	293,439,539
Nihon Kohden Corp. (h)	6,017,800	177,307,002
Shimadzu Corp.	10,381,800	439,186,366
Terumo Corp.	3,483,100	141,961,223
		$1,346,998,405
Oil Services – 0.1%
Core Laboratories N.V.	814,760	$ 18,649,856
Other Banks & Diversified Financials – 1.2%
Chiba Bank Ltd.	10,590,200	$ 61,005,073
Hachijuni Bank Ltd.	10,389,300	32,348,231
Julius Baer Group Ltd.	1,519,628	94,241,876
Jyske Bank A.S. (a)	1,318,948	65,772,318
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Mebuki Financial Group, Inc.	17,495,670	$ 34,519,397
North Pacific Bank Ltd.	15,573,200	31,358,517
Sydbank A.S.	1,748,897	56,714,222
		$375,959,634
Pharmaceuticals – 1.1%
Roche Holding AG	323,944	$ 126,906,443
Santen Pharmaceutical Co. Ltd.	16,981,100	225,005,379
		$351,911,822
Precious Metals & Minerals – 2.9%
Agnico-Eagle Mines Ltd.	3,366,942	$ 167,839,733
Franco-Nevada Corp.	4,464,107	612,174,460
Wheaton Precious Metals Corp.	3,351,029	140,132,271
		$920,146,464
Printing & Publishing – 0.9%
Wolters Kluwer N.V.	2,429,474	$ 272,533,693
Real Estate – 1.6%
LEG Immobilien SE	1,200,914	$ 168,201,724
TAG Immobilien AG	5,029,209	139,807,523
Vonovia SE, REIT	3,332,027	185,163,835
		$493,173,082
Specialty Chemicals – 3.1%
Croda International PLC	1,192,540	$ 160,112,620
Kansai Paint Co. Ltd.	4,979,300	111,886,913
Sika AG	804,167	315,955,598
Symrise AG	2,616,218	369,398,270
		$957,353,401
Specialty Stores – 0.7%
Ocado Group PLC (a)	3,244,828	$ 77,384,574
Zalando SE (a)	1,443,433	131,561,797
		$208,946,371
Total Common Stocks (Identified Cost, $15,550,289,558)		$29,354,399,200
Preferred Stocks – 1.6%
Consumer Products – 1.6%
Henkel AG & Co. KGaA (Identified Cost, $604,030,721)	6,279,741	$ 496,393,501

9

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Rights – 0.1%
Real Estate – 0.1%
Vonovia SE, REIT (7 shares for 20 rights, Expiration 12/08/21) (a) (Identified Cost, $0)	EUR 40.00	11/24/21	3,332,027	$ 11,752,236
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a) (Identified Cost, $0)	CHF 67.00	11/20/23	4,591,082	$ 5,000,906

Investment Companies (h) – 3.4%
Money Market Funds – 3.4%
MFS Institutional Money Market Portfolio, 0.05% (v) (Identified Cost, $1,067,779,170)	1,067,887,297	$ 1,067,887,297

Other Assets, Less Liabilities – 0.6%		184,325,030
Net Assets – 100.0%		$31,119,758,170

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,935,058,021 and $28,000,375,119, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
EUR	Euro
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 11/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $14,979,378,225)	$28,000,375,119
Investments in affiliated issuers, at value (identified cost, $2,242,721,224)	2,935,058,021
Foreign currency, at value (identified cost, $7,689,360)	7,703,063
Receivables for
Investments sold	302,237,745
Fund shares sold	8,846,728
Dividends	119,002,152
Total assets	$31,373,222,828
Liabilities
Payables for
Investments purchased	$214,152,236
Fund shares reacquired	33,187,510
Payable to affiliates
Investment adviser	997,228
Administrative services fee	3,167
Shareholder servicing costs	2,895,667
Distribution and service fees	79,018
Payable for independent Trustees' compensation	6,714
Accrued expenses and other liabilities	2,143,118
Total liabilities	$253,464,658
Net assets	$31,119,758,170
Net assets consist of
Paid-in capital	$15,008,496,465
Total distributable earnings (loss)	16,111,261,705
Net assets	$31,119,758,170
Shares of beneficial interest outstanding	556,233,788
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,971,248,893	54,278,655	$54.74
Class B	15,403,897	299,582	51.42
Class C	218,688,861	4,493,481	48.67
Class I	11,846,441,115	204,616,387	57.90
Class R1	11,442,737	232,077	49.31
Class R2	199,074,384	3,930,430	50.65
Class R3	1,373,877,590	25,309,656	54.28
Class R4	1,062,918,565	19,339,428	54.96
Class R6	13,420,662,128	243,734,092	55.06

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $58.08 [100 / 94.25 x $54.74]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 11/30/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$118,581,477
Dividends from affiliated issuers	13,884,440
Income on securities loaned	244,661
Interest	55,618
Other	2,911
Foreign taxes withheld	(11,100,281)
Total investment income	$121,668,826
Expenses
Management fee	$94,827,233
Distribution and service fees	7,535,285
Shareholder servicing costs	9,901,552
Administrative services fee	283,795
Independent Trustees' compensation	49,221
Custodian fee	1,113,235
Shareholder communications	322,636
Audit and tax fees	66,310
Legal fees	96,798
Miscellaneous	362,698
Total expenses	$114,558,763
Reduction of expenses by investment adviser and distributor	(2,118,141)
Net expenses	$112,440,622
Net investment income (loss)	$9,228,204
13

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,129,966,692
Affiliated issuers	34,087,810
Forward foreign currency exchange contracts	44,887,679
Foreign currency	(430,407)
Net realized gain (loss)	$1,208,511,774
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $215,354 decrease in deferred country tax)	$(612,231,509)
Affiliated issuers	40,768,595
Forward foreign currency exchange contracts	(43,182,085)
Translation of assets and liabilities in foreign currencies	(4,163,462)
Net unrealized gain (loss)	$(618,808,461)
Net realized and unrealized gain (loss)	$589,703,313
Change in net assets from operations	$598,931,517
See Notes to Financial Statements
14

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21
Change in net assets
From operations
Net investment income (loss)	$9,228,204	$264,250,484
Net realized gain (loss)	1,208,511,774	1,751,738,746
Net unrealized gain (loss)	(618,808,461)	5,256,733,884
Change in net assets from operations	$598,931,517	$7,272,723,114
Total distributions to shareholders	$—	$(1,599,514,295)
Change in net assets from fund share transactions	$(1,485,491,759)	$(1,338,808,433)
Total change in net assets	$(886,560,242)	$4,334,400,386
Net assets
At beginning of period	32,006,318,412	27,671,918,026
At end of period	$31,119,758,170	$32,006,318,412
See Notes to Financial Statements
15

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$53.83	$44.47	$42.09	$42.91	$40.88	$35.53
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$0.32	$0.21	$0.39	$0.43	$0.30(c)
Net realized and unrealized gain (loss)	0.96	11.78	3.93	0.45	2.67	5.62
Total from investment operations	$0.91	$12.10	$4.14	$0.84	$3.10	$5.92
Less distributions declared to shareholders
From net investment income	$—	$(0.21)	$(0.37)	$(0.51)	$(0.61)	$(0.53)
From net realized gain	—	(2.53)	(1.39)	(1.15)	(0.46)	(0.04)
Total distributions declared to shareholders	$—	$(2.74)	$(1.76)	$(1.66)	$(1.07)	$(0.57)
Net asset value, end of period (x)	$54.74	$53.83	$44.47	$42.09	$42.91	$40.88
Total return (%) (r)(s)(t)(x)	1.69(n)	27.66	9.84	2.29	7.60	16.94(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96(a)	0.97	0.99	0.99	0.98	1.04(c)
Expenses after expense reductions (f)	0.95(a)	0.96	0.98	0.98	0.97	1.00(c)
Net investment income (loss)	(0.19)(a)(l)	0.63	0.48	0.93	1.02	0.82(c)
Portfolio turnover	5(n)	7	7	6	14	7
Net assets at end of period (000 omitted)	$2,971,249	$3,046,287	$2,651,120	$2,959,958	$3,594,359	$3,927,507
See Notes to Financial Statements
16

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$50.76	$42.18	$39.99	$40.80	$38.94	$33.86
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.24)	$(0.08)	$(0.12)	$0.06	$0.11	$0.09(c)
Net realized and unrealized gain (loss)	0.90	11.19	3.72	0.46	2.53	5.29
Total from investment operations	$0.66	$11.11	$3.60	$0.52	$2.64	$5.38
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.02)	$(0.18)	$(0.32)	$(0.26)
From net realized gain	—	(2.53)	(1.39)	(1.15)	(0.46)	(0.04)
Total distributions declared to shareholders	$—	$(2.53)	$(1.41)	$(1.33)	$(0.78)	$(0.30)
Net asset value, end of period (x)	$51.42	$50.76	$42.18	$39.99	$40.80	$38.94
Total return (%) (r)(s)(t)(x)	1.30(n)	26.75	8.99	1.53	6.79	16.05(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71(a)	1.72	1.74	1.74	1.73	1.79(c)
Expenses after expense reductions (f)	1.70(a)	1.71	1.73	1.73	1.72	1.75(c)
Net investment income (loss)	(0.94)(a)(l)	(0.16)	(0.29)	0.16	0.27	0.27(c)
Portfolio turnover	5(n)	7	7	6	14	7
Net assets at end of period (000 omitted)	$15,404	$19,911	$25,231	$35,571	$46,522	$52,439
See Notes to Financial Statements
17

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$48.04	$40.04	$38.05	$38.91	$37.19	$32.36
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.23)	$(0.09)	$(0.11)	$0.07	$0.11	$0.09(c)
Net realized and unrealized gain (loss)	0.86	10.62	3.54	0.42	2.40	5.06
Total from investment operations	$0.63	$10.53	$3.43	$0.49	$2.51	$5.15
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.05)	$(0.20)	$(0.33)	$(0.28)
From net realized gain	—	(2.53)	(1.39)	(1.15)	(0.46)	(0.04)
Total distributions declared to shareholders	$—	$(2.53)	$(1.44)	$(1.35)	$(0.79)	$(0.32)
Net asset value, end of period (x)	$48.67	$48.04	$40.04	$38.05	$38.91	$37.19
Total return (%) (r)(s)(t)(x)	1.31(n)	26.73	9.00	1.53	6.77	16.07(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71(a)	1.72	1.74	1.74	1.73	1.79(c)
Expenses after expense reductions (f)	1.70(a)	1.71	1.73	1.73	1.72	1.75(c)
Net investment income (loss)	(0.94)(a)(l)	(0.19)	(0.27)	0.17	0.28	0.26(c)
Portfolio turnover	5(n)	7	7	6	14	7
Net assets at end of period (000 omitted)	$218,689	$264,432	$395,411	$496,745	$627,662	$719,227
See Notes to Financial Statements
18

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$56.87	$46.83	$44.24	$45.02	$42.85	$37.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.47	$0.34	$0.53	$0.58	$0.53(c)
Net realized and unrealized gain (loss)	1.01	12.44	4.13	0.47	2.77	5.77
Total from investment operations	$1.03	$12.91	$4.47	$1.00	$3.35	$6.30
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.49)	$(0.63)	$(0.72)	$(0.63)
From net realized gain	—	(2.53)	(1.39)	(1.15)	(0.46)	(0.04)
Total distributions declared to shareholders	$—	$(2.87)	$(1.88)	$(1.78)	$(1.18)	$(0.67)
Net asset value, end of period (x)	$57.90	$56.87	$46.83	$44.24	$45.02	$42.85
Total return (%) (r)(s)(t)(x)	1.81(n)	28.01	10.10	2.56	7.85	17.25(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71(a)	0.72	0.74	0.74	0.73	0.79(c)
Expenses after expense reductions (f)	0.70(a)	0.71	0.73	0.73	0.72	0.75(c)
Net investment income (loss)	0.06(a)(l)	0.89	0.74	1.22	1.30	1.39(c)
Portfolio turnover	5(n)	7	7	6	14	7
Net assets at end of period (000 omitted)	$11,846,441	$12,285,870	$10,468,862	$10,871,918	$11,680,254	$14,934,283
See Notes to Financial Statements
19

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$48.67	$40.54	$38.51	$39.39	$37.64	$32.77
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.23)	$(0.06)	$(0.10)	$0.08	$0.12	$0.10(c)
Net realized and unrealized gain (loss)	0.87	10.72	3.58	0.41	2.43	5.11
Total from investment operations	$0.64	$10.66	$3.48	$0.49	$2.55	$5.21
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.06)	$(0.22)	$(0.34)	$(0.30)
From net realized gain	—	(2.53)	(1.39)	(1.15)	(0.46)	(0.04)
Total distributions declared to shareholders	$—	$(2.53)	$(1.45)	$(1.37)	$(0.80)	$(0.34)
Net asset value, end of period (x)	$49.31	$48.67	$40.54	$38.51	$39.39	$37.64
Total return (%) (r)(s)(t)(x)	1.31(n)	26.72	9.01	1.52	6.79	16.08(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71(a)	1.72	1.74	1.73	1.73	1.79(c)
Expenses after expense reductions (f)	1.70(a)	1.71	1.73	1.73	1.72	1.75(c)
Net investment income (loss)	(0.94)(a)(l)	(0.12)	(0.25)	0.20	0.31	0.29(c)
Portfolio turnover	5(n)	7	7	6	14	7
Net assets at end of period (000 omitted)	$11,443	$11,648	$9,836	$11,321	$12,943	$12,813
See Notes to Financial Statements
20

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$49.87	$41.36	$39.25	$40.13	$38.32	$33.36
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$0.18	$0.09	$0.27	$0.29	$0.29(c)
Net realized and unrealized gain (loss)	0.89	10.95	3.67	0.41	2.51	5.17
Total from investment operations	$0.78	$11.13	$3.76	$0.68	$2.80	$5.46
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.26)	$(0.41)	$(0.53)	$(0.46)
From net realized gain	—	(2.53)	(1.39)	(1.15)	(0.46)	(0.04)
Total distributions declared to shareholders	$—	$(2.62)	$(1.65)	$(1.56)	$(0.99)	$(0.50)
Net asset value, end of period (x)	$50.65	$49.87	$41.36	$39.25	$40.13	$38.32
Total return (%) (r)(s)(t)(x)	1.56(n)	27.36	9.56	2.02	7.34	16.62(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21(a)	1.22	1.24	1.24	1.23	1.29(c)
Expenses after expense reductions (f)	1.20(a)	1.21	1.23	1.23	1.22	1.25(c)
Net investment income (loss)	(0.44)(a)(l)	0.38	0.23	0.69	0.74	0.83(c)
Portfolio turnover	5(n)	7	7	6	14	7
Net assets at end of period (000 omitted)	$199,074	$224,998	$219,474	$295,690	$358,138	$429,776
See Notes to Financial Statements
21

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$53.38	$44.11	$41.78	$42.62	$40.63	$35.34
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$0.31	$0.21	$0.40	$0.45	$0.39(c)
Net realized and unrealized gain (loss)	0.95	11.70	3.89	0.43	2.63	5.49
Total from investment operations	$0.90	$12.01	$4.10	$0.83	$3.08	$5.88
Less distributions declared to shareholders
From net investment income	$—	$(0.21)	$(0.38)	$(0.52)	$(0.63)	$(0.55)
From net realized gain	—	(2.53)	(1.39)	(1.15)	(0.46)	(0.04)
Total distributions declared to shareholders	$—	$(2.74)	$(1.77)	$(1.67)	$(1.09)	$(0.59)
Net asset value, end of period (x)	$54.28	$53.38	$44.11	$41.78	$42.62	$40.63
Total return (%) (r)(s)(t)(x)	1.69(n)	27.68	9.81	2.28	7.61	16.93(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96(a)	0.97	0.99	0.99	0.98	1.04(c)
Expenses after expense reductions (f)	0.95(a)	0.96	0.98	0.98	0.97	1.00(c)
Net investment income (loss)	(0.19)(a)(l)	0.62	0.49	0.97	1.06	1.08(c)
Portfolio turnover	5(n)	7	7	6	14	7
Net assets at end of period (000 omitted)	$1,373,878	$1,383,344	$1,320,257	$1,353,427	$1,450,342	$1,406,181
See Notes to Financial Statements
22

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$53.98	$44.58	$42.20	$43.03	$41.01	$35.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.45	$0.33	$0.51	$0.55	$0.49(c)
Net realized and unrealized gain (loss)	0.96	11.82	3.93	0.44	2.66	5.53
Total from investment operations	$0.98	$12.27	$4.26	$0.95	$3.21	$6.02
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.49)	$(0.63)	$(0.73)	$(0.63)
From net realized gain	—	(2.53)	(1.39)	(1.15)	(0.46)	(0.04)
Total distributions declared to shareholders	$—	$(2.87)	$(1.88)	$(1.78)	$(1.19)	$(0.67)
Net asset value, end of period (x)	$54.96	$53.98	$44.58	$42.20	$43.03	$41.01
Total return (%) (r)(s)(t)(x)	1.82(n)	27.99	10.09	2.56	7.85	17.23(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71(a)	0.72	0.74	0.74	0.73	0.79(c)
Expenses after expense reductions (f)	0.70(a)	0.71	0.73	0.73	0.72	0.75(c)
Net investment income (loss)	0.06(a)(l)	0.88	0.75	1.22	1.30	1.32(c)
Portfolio turnover	5(n)	7	7	6	14	7
Net assets at end of period (000 omitted)	$1,062,919	$1,183,942	$1,019,909	$1,048,956	$1,157,723	$1,134,929
See Notes to Financial Statements
23

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$54.06	$44.63	$42.24	$43.09	$41.06	$35.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.51	$0.37	$0.56	$0.62	$0.55(c)
Net realized and unrealized gain (loss)	0.95	11.84	3.94	0.42	2.64	5.52
Total from investment operations	$1.00	$12.35	$4.31	$0.98	$3.26	$6.07
Less distributions declared to shareholders
From net investment income	$—	$(0.39)	$(0.53)	$(0.68)	$(0.77)	$(0.67)
From net realized gain	—	(2.53)	(1.39)	(1.15)	(0.46)	(0.04)
Total distributions declared to shareholders	$—	$(2.92)	$(1.92)	$(1.83)	$(1.23)	$(0.71)
Net asset value, end of period (x)	$55.06	$54.06	$44.63	$42.24	$43.09	$41.06
Total return (%) (r)(s)(t)(x)	1.85(n)	28.15	10.21	2.64	7.97	17.37(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61(a)	0.62	0.63	0.63	0.63	0.69(c)
Expenses after expense reductions (f)	0.59(a)	0.61	0.62	0.62	0.62	0.65(c)
Net investment income (loss)	0.16(a)(l)	1.01	0.85	1.34	1.46	1.49(c)
Portfolio turnover	5(n)	7	7	6	14	7
Net assets at end of period (000 omitted)	$13,420,662	$13,585,886	$11,561,818	$10,706,826	$10,625,510	$4,751,104

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
24

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS International Intrinsic Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid
25

Notes to Financial Statements (unaudited) - continued
quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes
26

Notes to Financial Statements (unaudited) - continued
unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$57,190,631	$5,260,972,101	$—	$5,318,162,732
France	2,227,586,507	2,730,102,522	—	4,957,689,029
Switzerland	2,307,683,651	2,359,461,142	—	4,667,144,793
United States	3,830,555,764	—	—	3,830,555,764
United Kingdom	335,245,331	3,447,243,859	—	3,782,489,190
Germany	2,233,938,958	271,369,320	—	2,505,308,278
Taiwan	1,053,500,663	—	—	1,053,500,663
Canada	982,034,817	—	—	982,034,817
Denmark	—	615,655,445	—	615,655,445
Other Countries	776,149,571	1,378,855,561	—	2,155,005,132
Mutual Funds	1,067,887,297	—	—	1,067,887,297
Total	$14,871,773,190	$16,063,659,950	$—	$30,935,433,140
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. At November 30, 2021, the fund did not have any outstanding derivative instruments.
27

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2021 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$44,887,679
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended November 30, 2021 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(43,182,085)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
28

Notes to Financial Statements (unaudited) - continued
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from
29

Notes to Financial Statements (unaudited) - continued
securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2021, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
30

Notes to Financial Statements (unaudited) - continued
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, derivative transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/21
Ordinary income (including any short-term capital gains)	$195,661,344
Long-term capital gains	1,403,852,951
Total distributions	$1,599,514,295
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/21
Cost of investments	$17,255,382,787
Gross appreciation	14,129,823,152
Gross depreciation	(449,772,799)
Net unrealized appreciation (depreciation)	$13,680,050,353
As of 5/31/21
Undistributed ordinary income	344,553,594
Undistributed long-term capital gain	914,092,527
Other temporary differences	1,955,444
Net unrealized appreciation (depreciation)	14,251,728,623
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
31

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/21	Year ended 5/31/21
Class A	$—	$154,672,142
Class B	—	1,208,383
Class C	—	19,216,979
Class I	—	606,917,497
Class R1	—	605,361
Class R2	—	12,057,297
Class R3	—	76,000,365
Class R4	—	62,034,522
Class R6	—	666,801,749
Total	$—	$1,599,514,295
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $10 billion	0.70%
In excess of $10 billion and up to $15 billion	0.65%
In excess of $15 billion and up to $20 billion	0.55%
In excess of $20 billion and up to $25 billion	0.50%
In excess of $25 billion and up to $30 billion	0.45%
In excess of $30 billion and up to $35 billion	0.43%
In excess of $35 billion	0.41%
MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended November 30, 2021, this management fee reduction amounted to $2,117,738, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2021 was equivalent to an annual effective rate of 0.58% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $12,099 for the six months ended November 30, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
32

Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 3,816,424
Class B	0.75%	0.25%	1.00%	1.00%	90,271
Class C	0.75%	0.25%	1.00%	1.00%	1,238,860
Class R1	0.75%	0.25%	1.00%	1.00%	59,333
Class R2	0.25%	0.25%	0.50%	0.50%	541,444
Class R3	—	0.25%	0.25%	0.25%	1,788,953
Total Distribution and Service Fees					$7,535,285
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2021, $399 and $4, for Class A and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2021, were as follows:
Amount
Class A	$502
Class B	2,308
Class C	542
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2021, the fee was $266,688, which equated to 0.0017% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service
33

Notes to Financial Statements (unaudited) - continued
providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $9,634,864.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2021 was equivalent to an annual effective rate of 0.0018% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended November 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $1,503,976,015 and $2,572,664,912, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/21		Year ended 5/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,855,040	$156,719,700	10,188,175	$510,557,343
Class B	109	5,528	2,376	112,694
Class C	16,223	797,751	82,712	3,695,600
Class I	7,583,758	443,475,927	27,774,216	1,475,371,115
Class R1	11,927	593,171	51,869	2,390,769
Class R2	171,614	8,756,897	708,988	33,032,124
Class R3	5,054,461	275,923,025	4,253,721	211,328,017
Class R4	1,259,124	69,720,737	4,944,841	250,877,442
Class R6	10,237,581	562,212,118	40,416,023	2,048,179,078
	27,189,837	$1,518,204,854	88,422,921	$4,535,544,182
34

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/21		Year ended 5/31/21
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	2,715,673	$136,299,607
Class B	—	—	23,072	1,095,693
Class C	—	—	420,393	18,896,653
Class I	—	—	9,984,602	528,784,496
Class R1	—	—	13,293	605,360
Class R2	—	—	257,545	11,988,708
Class R3	—	—	1,527,032	76,000,365
Class R4	—	—	1,118,326	56,218,250
Class R6	—	—	12,517,258	629,743,270
	—	$—	28,577,194	$1,459,632,402
Shares reacquired
Class A	(5,162,131)	$(284,322,770)	(15,940,030)	$(799,575,038)
Class B	(92,793)	(4,804,784)	(231,307)	(10,978,505)
Class C	(1,026,805)	(50,481,052)	(4,874,044)	(219,759,973)
Class I	(19,014,630)	(1,112,832,890)	(45,272,015)	(2,381,574,792)
Class R1	(19,156)	(947,581)	(68,491)	(3,143,462)
Class R2	(752,528)	(38,328,112)	(1,761,552)	(81,643,838)
Class R3	(5,657,522)	(311,858,752)	(9,797,063)	(487,293,200)
Class R4	(3,851,042)	(212,454,227)	(7,010,934)	(353,335,832)
Class R6	(17,834,630)	(987,666,445)	(60,652,521)	(2,996,680,377)
	(53,411,237)	$(3,003,696,613)	(145,607,957)	$(7,333,985,017)
Net change
Class A	(2,307,091)	$(127,603,070)	(3,036,182)	$(152,718,088)
Class B	(92,684)	(4,799,256)	(205,859)	(9,770,118)
Class C	(1,010,582)	(49,683,301)	(4,370,939)	(197,167,720)
Class I	(11,430,872)	(669,356,963)	(7,513,197)	(377,419,181)
Class R1	(7,229)	(354,410)	(3,329)	(147,333)
Class R2	(580,914)	(29,571,215)	(795,019)	(36,623,006)
Class R3	(603,061)	(35,935,727)	(4,016,310)	(199,964,818)
Class R4	(2,591,918)	(142,733,490)	(947,767)	(46,240,140)
Class R6	(7,597,049)	(425,454,327)	(7,719,240)	(318,758,029)
	(26,221,400)	$(1,485,491,759)	(28,607,842)	$(1,338,808,433)
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
35

Notes to Financial Statements (unaudited) - continued
Effective at the close of business on May 29, 2015, purchases of the fund are closed to new and existing investors subject to certain exceptions. Please see the fund's prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 19% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime Income Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2021, the fund’s commitment fee and interest expense were $59,122 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
36

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Hirose Electric Co. Ltd.	$374,535,903	$—	$8,479,862	$1,343,322	$62,841,652	$430,241,015
IMI PLC	410,368,340	—	8,784,882	3,060,483	(20,158,818)	384,485,123
ITO EN Ltd.	327,922,988	—	7,440,770	3,203,317	17,625,275	341,310,810
Kobayashi Pharmaceutical Co. Ltd.*	365,736,195	—	21,852,722	13,964,337	(54,563,858)	—
MFS Institutional Money Market Portfolio	1,317,578,260	1,736,209,182	1,985,900,145	7,710	(7,710)	1,067,887,297
Nihon Kohden Corp.	212,897,434	—	46,523,633	13,120,298	(2,187,097)	177,307,002
ROHTO Pharmaceutical Co. Ltd.	215,154,169	—	5,372,324	(569,736)	34,476,133	243,688,242
Toyo Suisan Kaisha Ltd.	293,282,793	—	5,845,358	(41,921)	2,743,018	290,138,532
	$3,517,476,082	$1,736,209,182	$2,090,199,696	$34,087,810	$40,768,595	$2,935,058,021

Affiliated Issuers	Dividend Income	Capital Gain Distributions
Hirose Electric Co. Ltd.	$2,564,854	$—
IMI PLC	1,896,048	—
ITO EN Ltd.	972,031	—
Kobayashi Pharmaceutical Co. Ltd.*	—	—
MFS Institutional Money Market Portfolio	972,638	—
Nihon Kohden Corp.	3,434,857	—
ROHTO Pharmaceutical Co. Ltd.	1,074,446	—
Toyo Suisan Kaisha Ltd.	2,969,566	—
	$13,884,440	$—
*No longer affiliated at period end.
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
37

Notes to Financial Statements (unaudited) - continued
(9) LIBOR Transition
Certain of the fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts. While the cessation of the one-week and two-month U.S. dollar LIBOR tenors along with certain other non-U.S. dollar denominated LIBOR settings at December 31, 2021 did not have a material impact on the fund, management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(10) Subsequent Event
On January 4, 2022, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities and cash that were valued at $47,715,899. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain (loss) of $26,667,425 for the fund.
38

Board Review of Investment Advisory Agreement
MFS International Intrinsic Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)
39

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
40

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2 billion, $10 billion, $15 billion, $20 billion, $25 billion, $30 billion and $35 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The
41

Board Review of Investment Advisory Agreement - continued
Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.
42

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
43

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2021
MFS®  Blended Research®
Mid Cap Equity Fund
BMS-SEM

MFS® Blended Research®
Mid Cap Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as variants of the virus appear, the effectiveness of vaccines appears to wane over time, and their uneven distribution impacts the developing world.
After having taken aggressive steps to cushion the economic and market fallout related to the virus, some global central banks have begun to recalibrate monetary policy. For example, the U.S. Federal Reserve has begun to taper its bond buying, which has pushed up Treasury yields, particularly on the short end of the yield curve. Fiscal stimulus has been abundant as the U.S. Congress passed a $1.9 trillion COVID-19 relief bill in March and a $1.1 trillion infrastructure bill in November. Along with the high levels of government spending, production and transportation bottlenecks and labor shortages stemming from the pandemic have fueled a rise in inflation.
Since midyear, global economic growth has moderated, with the spread of the Delta and Omicron variants of the coronavirus and a regulatory crackdown in China featuring prominently. Stress in China’s property development sector has contributed to a slowdown there. Tightening global energy and raw materials supplies are a further concern for investors.
The policy measures put in place to counteract the pandemic’s effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
January 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
EPAM Systems, Inc.	1.9%
AutoZone, Inc.	1.8%
Cadence Design Systems, Inc.	1.8%
McKesson Corp.	1.8%
Old Dominion Freight Line, Inc.	1.7%
Extra Space Storage, Inc., REIT	1.7%
Regal Rexnord Corp.	1.6%
Simon Property Group, Inc., REIT	1.6%
Laboratory Corp. of America Holdings	1.5%
Archer Daniels Midland Co.	1.5%
GICS equity sectors (g)
Information Technology	17.7%
Industrials	16.7%
Health Care	13.1%
Consumer Discretionary	12.1%
Financials	10.8%
Real Estate	8.5%
Energy	4.4%
Materials	4.4%
Utilities	4.3%
Consumer Staples	3.7%
Communication Services	3.6%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2021 through November 30, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2021 through November 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/21	Ending Account Value 11/30/21	Expenses Paid During Period (p) 6/01/21-11/30/21
A	Actual	0.84%	$1,000.00	$1,037.76	$4.29
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
B	Actual	1.59%	$1,000.00	$1,033.42	$8.10
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
C	Actual	1.59%	$1,000.00	$1,034.10	$8.11
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
I	Actual	0.59%	$1,000.00	$1,039.66	$3.02
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R1	Actual	1.59%	$1,000.00	$1,034.08	$8.11
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
R2	Actual	1.09%	$1,000.00	$1,036.53	$5.56
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
R3	Actual	0.80%	$1,000.00	$1,038.41	$4.09
	Hypothetical (h)	0.80%	$1,000.00	$1,021.06	$4.05
R4	Actual	0.59%	$1,000.00	$1,039.64	$3.02
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R6	Actual	0.48%	$1,000.00	$1,040.26	$2.46
	Hypothetical (h)	0.48%	$1,000.00	$1,022.66	$2.43
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class R3 shares, this rebate reduced the expense ratio above by 0.04%. See Note 3 in the Notes to Financial Statements for additional information.
4

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 1.5%
CACI International, Inc., “A” (a)	11,690	$ 3,032,737
Huntington Ingalls Industries, Inc.	17,764	3,153,287
		$6,186,024
Airlines – 0.2%
Southwest Airlines Co. (a)	15,403	$ 683,893
Apparel Manufacturers – 0.2%
PVH Corp.	8,555	$ 913,503
Automotive – 1.6%
Lear Corp.	28,180	$ 4,728,322
LKQ Corp.	27,454	1,534,679
		$6,263,001
Biotechnology – 0.8%
Incyte Corp. (a)	48,051	$ 3,254,014
Brokerage & Asset Managers – 1.0%
Evercore Partners, Inc.	20,757	$ 2,878,996
Invesco Ltd.	56,522	1,262,136
		$4,141,132
Business Services – 2.5%
Amdocs Ltd.	26,594	$ 1,856,793
Dropbox, Inc. (a)	181,165	4,458,471
Fiserv, Inc. (a)	9,777	943,676
Jones Lang LaSalle, Inc. (a)	4,083	959,137
Verisk Analytics, Inc., “A”	7,423	1,669,210
		$9,887,287
Cable TV – 0.8%
Altice USA, Inc., “A” (a)	125,514	$ 1,988,142
Cable One, Inc.	668	1,183,736
		$3,171,878
Chemicals – 1.2%
Eastman Chemical Co.	44,839	$ 4,676,259
Computer Software – 5.7%
ACI Worldwide, Inc. (a)	16,215	$ 472,505
Atlassian Corp. PLC, “A” (a)	7,558	2,844,227
Cadence Design Systems, Inc. (a)	40,307	7,152,880
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
CrowdStrike Holdings, Inc. (a)	28,245	$ 6,133,119
DocuSign, Inc. (a)	23,350	5,752,506
Paylocity Holding Corp. (a)	1,776	448,156
		$22,803,393
Computer Software - Systems – 7.6%
Box, Inc., “A” (a)	15,383	$ 360,116
EPAM Systems, Inc. (a)	12,483	7,596,530
HP, Inc.	158,712	5,599,359
SS&C Technologies Holdings, Inc.	60,402	4,610,485
TransUnion	39,696	4,413,798
Verint Systems, Inc. (a)	23,355	1,111,464
Western Digital Corp. (a)	24,571	1,421,187
Zebra Technologies Corp., “A” (a)	9,581	5,641,101
		$30,754,040
Construction – 2.5%
Eagle Materials, Inc.	10,786	$ 1,663,417
Otis Worldwide Corp.	60,095	4,831,638
Pulte Homes, Inc.	7,698	385,131
Stanley Black & Decker, Inc.	17,864	3,121,913
		$10,002,099
Consumer Services – 0.9%
Grand Canyon Education, Inc. (a)	7,054	$ 511,203
Korn Ferry	4,475	325,512
Robert Half International, Inc.	25,845	2,873,189
		$3,709,904
Containers – 1.7%
Graphic Packaging Holding Co.	288,385	$ 5,692,720
Owens Corning	12,040	1,021,474
		$6,714,194
Electrical Equipment – 3.1%
Advanced Drainage Systems, Inc.	8,915	$ 1,102,875
AMETEK, Inc.	15,489	2,114,248
Fortive Corp.	19,665	1,452,654
Johnson Controls International PLC	70,967	5,305,493
Sensata Technologies Holding PLC (a)	46,255	2,576,403
		$12,551,673
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 1.9%
Advanced Energy Industries, Inc.	2,106	$ 184,675
Amkor Technology, Inc.	34,584	745,631
Cirrus Logic, Inc. (a)	29,385	2,356,089
Lam Research Corp.	5,961	4,052,586
Silicon Laboratories, Inc. (a)	2,094	410,990
		$7,749,971
Energy - Independent – 1.4%
Diamondback Energy, Inc.	16,409	$ 1,751,333
Valero Energy Corp.	59,733	3,998,527
		$5,749,860
Engineering - Construction – 0.1%
Comfort Systems USA, Inc.	5,663	$ 537,249
Entertainment – 0.2%
Spotify Technology S.A. (a)	2,792	$ 665,892
Food & Beverages – 3.1%
Archer Daniels Midland Co.	99,097	$ 6,164,824
J.M. Smucker Co.	28,491	3,603,257
Tyson Foods, Inc., “A”	32,056	2,531,142
		$12,299,223
Food & Drug Stores – 0.6%
Albertsons Cos., Inc., “A”	74,066	$ 2,606,383
Forest & Paper Products – 1.4%
Rayonier, Inc., REIT	13,119	$ 495,505
Weyerhaeuser Co., REIT	139,440	5,244,338
		$5,739,843
Gaming & Lodging – 2.4%
International Game Technology PLC	89,215	$ 2,410,589
Marriott International, Inc., “A” (a)	27,192	4,012,452
Penn National Gaming, Inc. (a)	10,116	518,243
Red Rock Resorts, Inc.	60,715	2,886,391
		$9,827,675
Insurance – 3.8%
CNO Financial Group, Inc.	61,915	$ 1,402,994
Equitable Holdings, Inc.	175,304	5,515,064
Everest Re Group Ltd.	18,976	4,865,067
Hartford Financial Services Group, Inc.	13,040	861,944
Prudential Financial, Inc.	2,403	245,731
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Reinsurance Group of America, Inc.	25,862	$ 2,454,562
		$15,345,362
Internet – 1.6%
Gartner, Inc. (a)	18,933	$ 5,911,829
GoDaddy, Inc. (a)	5,828	408,951
		$6,320,780
Leisure & Toys – 4.3%
Brunswick Corp.	61,536	$ 5,778,846
Electronic Arts, Inc.	35,982	4,469,684
Polaris, Inc.	31,069	3,473,203
Take-Two Interactive Software, Inc. (a)	21,027	3,487,959
		$17,209,692
Machinery & Tools – 3.4%
AGCO Corp.	31,588	$ 3,481,313
Cummins, Inc.	3,261	683,995
Oshkosh Corp.	2,725	293,210
Regal Rexnord Corp.	40,290	6,369,849
Roper Technologies, Inc.	4,726	2,193,573
Terex Corp.	11,371	481,903
		$13,503,843
Major Banks – 0.1%
State Street Corp.	5,066	$ 450,722
Medical & Health Technology & Services – 6.0%
Charles River Laboratories International, Inc. (a)	13,202	$ 4,830,216
IDEXX Laboratories, Inc. (a)	5,988	3,641,123
Laboratory Corp. of America Holdings (a)	21,708	6,193,944
LifeStance Health Group, Inc. (a)	40,163	318,894
McKesson Corp.	32,596	7,065,509
Syneos Health, Inc. (a)	9,888	960,718
Tenet Healthcare Corp. (a)	13,670	996,133
		$24,006,537
Medical Equipment – 6.3%
Align Technology, Inc. (a)	8,740	$ 5,344,772
Avantor, Inc. (a)	135,397	5,345,474
Maravai Lifesciences Holdings, Inc., “A” (a)	66,927	3,074,626
PerkinElmer, Inc.	21,965	4,001,144
Quidel Corp. (a)	28,156	4,154,699
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
West Pharmaceutical Services, Inc.	7,610	$ 3,368,643
		$25,289,358
Metals & Mining – 0.5%
Reliance Steel & Aluminum Co.	13,352	$ 1,984,508
Natural Gas - Distribution – 1.2%
UGI Corp.	113,975	$ 4,701,469
Natural Gas - Pipeline – 2.4%
Cheniere Energy, Inc.	21,586	$ 2,262,429
Equitrans Midstream Corp.	200,969	1,933,322
ONEOK, Inc.	4,740	283,641
Targa Resources Corp.	100,148	5,170,641
		$9,650,033
Network & Telecom – 0.2%
Motorola Solutions, Inc.	3,118	$ 789,415
Oil Services – 0.6%
ChampionX Corp. (a)	5,202	$ 106,173
NOV, Inc.	198,957	2,371,567
		$2,477,740
Other Banks & Diversified Financials – 5.8%
Bank OZK	22,339	$ 998,777
East West Bancorp, Inc.	16,986	1,307,922
Northern Trust Corp.	41,213	4,768,344
SLM Corp.	286,935	5,101,704
Synchrony Financial	103,859	4,651,845
Umpqua Holdings Corp.	104,514	1,992,037
Zions Bancorp NA	73,903	4,661,801
		$23,482,430
Pharmaceuticals – 0.1%
United Therapeutics Corp. (a)	1,500	$ 284,250
Pollution Control – 1.0%
Republic Services, Inc.	30,639	$ 4,052,314
Real Estate – 6.8%
Empire State Realty Trust, REIT, “A”	92,923	$ 844,670
EPR Properties, REIT	64,346	2,967,638
Extra Space Storage, Inc., REIT	34,096	6,819,200
Federal Realty Investment Trust, REIT	33,828	4,149,681
Life Storage, Inc., REIT	7,524	994,221
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
National Storage Affiliates Trust, REIT	33,859	$ 2,078,265
Simon Property Group, Inc., REIT	41,199	6,296,855
Spirit Realty Capital, Inc., REIT	46,321	2,064,064
STORE Capital Corp., REIT	36,778	1,211,467
		$27,426,061
Restaurants – 2.1%
Texas Roadhouse, Inc.	54,042	$ 4,482,244
Yum China Holdings, Inc.	77,434	3,879,443
		$8,361,687
Specialty Chemicals – 1.1%
Corteva, Inc.	79,428	$ 3,574,260
Univar Solutions, Inc. (a)	35,231	912,835
		$4,487,095
Specialty Stores – 3.3%
AutoZone, Inc. (a)	4,047	$ 7,353,682
Burlington Stores, Inc. (a)	10,896	3,193,944
Lululemon Athletica, Inc. (a)	1,778	807,941
Ulta Beauty, Inc. (a)	4,939	1,896,329
Urban Outfitters, Inc. (a)	7,353	232,870
		$13,484,766
Telephone Services – 0.6%
Lumen Technologies, Inc.	211,050	$ 2,604,357
Trucking – 2.6%
Knight-Swift Transportation Holdings, Inc.	28,375	$ 1,624,469
Old Dominion Freight Line, Inc.	19,204	6,820,685
Ryder System, Inc.	24,444	2,030,807
		$10,475,961
Utilities - Electric Power – 3.1%
CenterPoint Energy, Inc.	68,526	$ 1,775,509
NRG Energy, Inc.	38,389	1,382,772
PG&E Corp. (a)	113,337	1,346,443
Portland General Electric Co.	77,924	3,792,561
Sempra Energy	9,445	1,132,172
Xcel Energy, Inc.	48,199	3,071,722
		$12,501,179
Total Common Stocks (Identified Cost, $315,475,445)		$ 399,777,949
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.05% (v) (Identified Cost, $2,176,807)	2,176,807	$ 2,176,807

Other Assets, Less Liabilities – 0.2%		840,142
Net Assets – 100.0%		$ 402,794,898

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,176,807 and $399,777,949, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
11

Financial Statements
Statement of Assets and Liabilities
At 11/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $315,475,445)	$399,777,949
Investments in affiliated issuers, at value (identified cost, $2,176,807)	2,176,807
Receivables for
Fund shares sold	258,659
Interest and dividends	713,500
Receivable from investment adviser	33,616
Other assets	39,944
Total assets	$403,000,475
Liabilities
Payables for
Fund shares reacquired	$154,439
Payable to affiliates
Administrative services fee	361
Shareholder servicing costs	3,927
Distribution and service fees	231
Payable for independent Trustees' compensation	505
Accrued expenses and other liabilities	46,114
Total liabilities	$205,577
Net assets	$402,794,898
Net assets consist of
Paid-in capital	$239,622,051
Total distributable earnings (loss)	163,172,847
Net assets	$402,794,898
Shares of beneficial interest outstanding	25,164,467
12

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$17,188,500	1,078,402	$15.94
Class B	159,557	10,115	15.77
Class C	427,848	27,128	15.77
Class I	87,029,680	5,443,865	15.99
Class R1	144,180	9,138	15.78
Class R2	270,715	17,037	15.89
Class R3	1,453,557	91,144	15.95
Class R4	985,014	61,569	16.00
Class R6	295,135,847	18,426,069	16.02

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.91 [100 / 94.25 x $15.94]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
13

Financial Statements
Statement of Operations
Six months ended 11/30/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$3,187,423
Other	17,480
Income on securities loaned	2,691
Dividends from affiliated issuers	451
Total investment income	$3,208,045
Expenses
Management fee	$1,060,981
Distribution and service fees	98,014
Shareholder servicing costs	74,752
Administrative services fee	33,214
Independent Trustees' compensation	3,938
Custodian fee	24,039
Shareholder communications	3,193
Audit and tax fees	27,886
Legal fees	1,238
Miscellaneous	78,492
Total expenses	$1,405,747
Reduction of expenses by investment adviser and distributor	(231,021)
Net expenses	$1,174,726
Net investment income (loss)	$2,033,319
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$40,068,651
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(25,476,905)
Net realized and unrealized gain (loss)	$14,591,746
Change in net assets from operations	$16,625,065
See Notes to Financial Statements
14

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21
Change in net assets
From operations
Net investment income (loss)	$2,033,319	$3,174,476
Net realized gain (loss)	40,068,651	47,187,533
Net unrealized gain (loss)	(25,476,905)	89,799,345
Change in net assets from operations	$16,625,065	$140,161,354
Total distributions to shareholders	$—	$(3,558,854)
Change in net assets from fund share transactions	$(64,943,949)	$(476,675)
Total change in net assets	$(48,318,884)	$136,125,825
Net assets
At beginning of period	451,113,782	314,987,957
At end of period	$402,794,898	$451,113,782
See Notes to Financial Statements
15

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$15.36	$10.70	$11.14	$12.07	$11.03	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.08	$0.10	$0.11	$0.09	$0.06
Net realized and unrealized gain (loss)	0.54	4.68	0.02	(0.27)	1.36	1.01
Total from investment operations	$0.58	$4.76	$0.12	$(0.16)	$1.45	$1.07
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.10)	$(0.09)	$(0.10)	$(0.04)
From net realized gain	—	(0.00)(w)	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$—	$(0.10)	$(0.56)	$(0.77)	$(0.41)	$(0.04)
Net asset value, end of period (x)	$15.94	$15.36	$10.70	$11.14	$12.07	$11.03
Total return (%) (r)(s)(t)(x)	3.78(n)	44.61	0.51	(0.52)	13.20	10.72(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94(a)	0.92	0.96	0.97	0.94	0.96(a)
Expenses after expense reductions (f)	0.84(a)	0.84	0.84	0.84	0.84	0.81(a)
Net investment income (loss)	0.48(a)	0.58	0.89	0.96	0.71	0.76(a)
Portfolio turnover	35(n)	103	81	80	84	68(n)
Net assets at end of period (000 omitted)	$17,189	$133,584	$74,843	$74,051	$77,738	$73
See Notes to Financial Statements
16

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$15.26	$10.64	$11.08	$12.03	$10.99	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.02)	$0.02	$0.02	$(0.00)(w)	$0.00(w)
Net realized and unrealized gain (loss)	0.52	4.65	0.01	(0.26)	1.35	1.00
Total from investment operations	$0.51	$4.63	$0.03	$(0.24)	$1.35	$1.00
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$(0.01)	$(0.03)	$—	$(0.01)
From net realized gain	—	(0.00)(w)	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$—	$(0.01)	$(0.47)	$(0.71)	$(0.31)	$(0.01)
Net asset value, end of period (x)	$15.77	$15.26	$10.64	$11.08	$12.03	$10.99
Total return (%) (r)(s)(t)(x)	3.34(n)	43.56	(0.23)	(1.27)	12.35	10.02(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70(a)	1.67	1.71	1.72	1.67	1.73(a)
Expenses after expense reductions (f)	1.59(a)	1.59	1.59	1.59	1.59	1.56(a)
Net investment income (loss)	(0.07)(a)(l)	(0.16)	0.15	0.21	(0.04)	0.02(a)
Portfolio turnover	35(n)	103	81	80	84	68(n)
Net assets at end of period (000 omitted)	$160	$126	$92	$99	$66	$57
See Notes to Financial Statements
17

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$15.25	$10.64	$11.10	$12.03	$10.99	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$(0.02)	$0.02	$0.02	$(0.00)(w)	$0.00(w)
Net realized and unrealized gain (loss)	0.52	4.64	0.01	(0.25)	1.35	1.00
Total from investment operations	$0.52	$4.62	$0.03	$(0.23)	$1.35	$1.00
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$(0.03)	$(0.02)	$(0.00)(w)	$(0.01)
From net realized gain	—	(0.00)(w)	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$—	$(0.01)	$(0.49)	$(0.70)	$(0.31)	$(0.01)
Net asset value, end of period (x)	$15.77	$15.25	$10.64	$11.10	$12.03	$10.99
Total return (%) (r)(s)(t)(x)	3.41(n)	43.49	(0.28)	(1.27)	12.40	10.02(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70(a)	1.66	1.71	1.72	1.67	1.73(a)
Expenses after expense reductions (f)	1.59(a)	1.59	1.59	1.59	1.59	1.56(a)
Net investment income (loss)	(0.04)(a)(l)	(0.16)	0.16	0.21	(0.04)	0.01(a)
Portfolio turnover	35(n)	103	81	80	84	68(n)
Net assets at end of period (000 omitted)	$428	$350	$138	$109	$98	$64
See Notes to Financial Statements
18

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$15.38	$10.71	$11.16	$12.11	$11.04	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.11	$0.13	$0.14	$0.11	$0.08
Net realized and unrealized gain (loss)	0.51	4.68	0.02	(0.28)	1.37	1.01
Total from investment operations	$0.61	$4.79	$0.15	$(0.14)	$1.48	$1.09
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.14)	$(0.13)	$(0.10)	$(0.05)
From net realized gain	—	(0.00)(w)	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$—	$(0.12)	$(0.60)	$(0.81)	$(0.41)	$(0.05)
Net asset value, end of period (x)	$15.99	$15.38	$10.71	$11.16	$12.11	$11.04
Total return (%) (r)(s)(t)(x)	3.97(n)	44.98	0.71	(0.30)	13.51	10.91(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71(a)	0.67	0.71	0.71	0.67	0.74(a)
Expenses after expense reductions (f)	0.59(a)	0.59	0.59	0.59	0.59	0.56(a)
Net investment income (loss)	1.25(a)	0.84	1.18	1.26	0.95	1.02(a)
Portfolio turnover	35(n)	103	81	80	84	68(n)
Net assets at end of period (000 omitted)	$87,030	$5,410	$4,368	$2,336	$69	$55
See Notes to Financial Statements
19

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$15.26	$10.65	$11.09	$12.03	$10.99	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.02)	$0.02	$0.02	$(0.01)	$0.00(w)
Net realized and unrealized gain (loss)	0.53	4.64	0.02	(0.26)	1.36	1.00
Total from investment operations	$0.52	$4.62	$0.04	$(0.24)	$1.35	$1.00
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$(0.02)	$(0.02)	$—	$(0.01)
From net realized gain	—	(0.00)(w)	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$—	$(0.01)	$(0.48)	$(0.70)	$(0.31)	$(0.01)
Net asset value, end of period (x)	$15.78	$15.26	$10.65	$11.09	$12.03	$10.99
Total return (%) (r)(s)(t)(x)	3.41(n)	43.45	(0.16)	(1.31)	12.35	10.02(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70(a)	1.67	1.71	1.72	1.67	1.73(a)
Expenses after expense reductions (f)	1.59(a)	1.59	1.59	1.59	1.59	1.56(a)
Net investment income (loss)	(0.06)(a)(l)	(0.16)	0.15	0.22	(0.05)	0.02(a)
Portfolio turnover	35(n)	103	81	80	84	68(n)
Net assets at end of period (000 omitted)	$144	$142	$98	$97	$62	$55
See Notes to Financial Statements
20

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$15.33	$10.70	$11.15	$12.07	$11.02	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.04	$0.07	$0.08	$0.05	$0.04
Net realized and unrealized gain (loss)	0.53	4.68	0.02	(0.25)	1.35	1.01
Total from investment operations	$0.56	$4.72	$0.09	$(0.17)	$1.40	$1.05
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.08)	$(0.07)	$(0.04)	$(0.03)
From net realized gain	—	(0.00)(w)	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$—	$(0.09)	$(0.54)	$(0.75)	$(0.35)	$(0.03)
Net asset value, end of period (x)	$15.89	$15.33	$10.70	$11.15	$12.07	$11.02
Total return (%) (r)(s)(t)(x)	3.65(n)	44.24	0.21	(0.71)	12.82	10.51(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20(a)	1.17	1.21	1.22	1.17	1.23(a)
Expenses after expense reductions (f)	1.09(a)	1.09	1.09	1.09	1.09	1.06(a)
Net investment income (loss)	0.44(a)	0.30	0.65	0.70	0.45	0.52(a)
Portfolio turnover	35(n)	103	81	80	84	68(n)
Net assets at end of period (000 omitted)	$271	$253	$62	$62	$62	$55
See Notes to Financial Statements
21

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$15.36	$10.71	$11.16	$12.09	$11.03	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.08	$0.07	$0.11	$0.08	$0.06
Net realized and unrealized gain (loss)	0.53	4.68	0.05	(0.26)	1.36	1.01
Total from investment operations	$0.59	$4.76	$0.12	$(0.15)	$1.44	$1.07
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.11)	$(0.10)	$(0.07)	$(0.04)
From net realized gain	—	(0.00)(w)	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$—	$(0.11)	$(0.57)	$(0.78)	$(0.38)	$(0.04)
Net asset value, end of period (x)	$15.95	$15.36	$10.71	$11.16	$12.09	$11.03
Total return (%) (r)(s)(t)(x)	3.84(n)	44.60	0.51	(0.50)	13.17	10.71(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95(a)	0.92	1.00	0.97	0.92	0.98(a)
Expenses after expense reductions (f)	0.80(a)	0.82	0.84	0.84	0.84	0.81(a)
Net investment income (loss)	0.72(a)	0.62	0.72	0.95	0.71	0.77(a)
Portfolio turnover	35(n)	103	81	80	84	68(n)
Net assets at end of period (000 omitted)	$1,454	$1,422	$1,015	$62	$63	$55
See Notes to Financial Statements
22

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$15.39	$10.72	$11.17	$12.11	$11.04	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.11	$0.13	$0.14	$0.11	$0.08
Net realized and unrealized gain (loss)	0.54	4.69	0.02	(0.27)	1.37	1.01
Total from investment operations	$0.61	$4.80	$0.15	$(0.13)	$1.48	$1.09
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.14)	$(0.13)	$(0.10)	$(0.05)
From net realized gain	—	(0.00)(w)	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$—	$(0.13)	$(0.60)	$(0.81)	$(0.41)	$(0.05)
Net asset value, end of period (x)	$16.00	$15.39	$10.72	$11.17	$12.11	$11.04
Total return (%) (r)(s)(t)(x)	3.96(n)	44.95	0.73	(0.30)	13.51	10.91(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70(a)	0.67	0.71	0.72	0.67	0.74(a)
Expenses after expense reductions (f)	0.59(a)	0.59	0.59	0.59	0.59	0.56(a)
Net investment income (loss)	0.93(a)	0.84	1.18	1.21	0.96	1.02(a)
Portfolio turnover	35(n)	103	81	80	84	68(n)
Net assets at end of period (000 omitted)	$985	$953	$685	$63	$63	$55
See Notes to Financial Statements
23

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17(c)
Net asset value, beginning of period	$15.40	$10.73	$11.17	$12.11	$11.04	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.12	$0.14	$0.15	$0.12	$0.09
Net realized and unrealized gain (loss)	0.54	4.69	0.02	(0.27)	1.36	1.00
Total from investment operations	$0.62	$4.81	$0.16	$(0.12)	$1.48	$1.09
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.14)	$(0.14)	$(0.10)	$(0.05)
From net realized gain	—	(0.00)(w)	(0.46)	(0.68)	(0.31)	—
Total distributions declared to shareholders	$—	$(0.14)	$(0.60)	$(0.82)	$(0.41)	$(0.05)
Net asset value, end of period (x)	$16.02	$15.40	$10.73	$11.17	$12.11	$11.04
Total return (%) (r)(s)(t)(x)	4.03(n)	45.02	0.87	(0.17)	13.52	10.91(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58(a)	0.58	0.61	0.61	0.62	0.60(a)
Expenses after expense reductions (f)	0.48(a)	0.51	0.49	0.48	0.52	0.55(a)
Net investment income (loss)	1.04(a)	0.94	1.25	1.32	1.03	1.05(a)
Portfolio turnover	35(n)	103	81	80	84	68(n)
Net assets at end of period (000 omitted)	$295,136	$308,874	$233,687	$199,437	$196,721	$187,594

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, August 19, 2016, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	The net investment income ratio does not vary by the class specific expense differential because of the timing of sales of fund shares and the allocation of fund level income at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
24

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research Mid Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
25

Notes to Financial Statements (unaudited) - continued
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$399,777,949	$—	$—	$399,777,949
Mutual Funds	2,176,807	—	—	2,176,807
Total	$401,954,756	$—	$—	$401,954,756
26

Notes to Financial Statements (unaudited) - continued
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2021, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
27

Notes to Financial Statements (unaudited) - continued
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the six months ended November 30, 2021, custody fees were not reduced.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/21
Ordinary income (including any short-term capital gains)	$3,550,203
Long-term capital gains	8,651
Total distributions	$3,558,854
28

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/21
Cost of investments	$320,891,817
Gross appreciation	88,050,508
Gross depreciation	(6,987,569)
Net unrealized appreciation (depreciation)	$ 81,062,939
As of 5/31/21
Undistributed ordinary income	14,418,956
Undistributed long-term capital gain	25,588,982
Net unrealized appreciation (depreciation)	106,539,844
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/21	Year ended 5/31/21
Class A	$—	$599,387
Class B	—	110
Class C	—	176
Class I	—	44,087
Class R1	—	142
Class R2	—	1,186
Class R3	—	10,583
Class R4	—	8,216
Class R6	—	2,894,967
Total	$—	$3,558,854
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
29

Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended November 30, 2021, this management fee reduction amounted to $27,998, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2021 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.84%	1.59%	1.59%	0.59%	1.59%	1.09%	0.84%	0.59%	0.55%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2022. For the six months ended November 30, 2021, this reduction amounted to $202,761, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,998 for the six months ended November 30, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
30

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 92,079
Class B	0.75%	0.25%	1.00%	1.00%	756
Class C	0.75%	0.25%	1.00%	1.00%	1,945
Class R1	0.75%	0.25%	1.00%	1.00%	724
Class R2	0.25%	0.25%	0.50%	0.50%	671
Class R3	—	0.25%	0.25%	0.21%	1,839
Total Distribution and Service Fees					$98,014
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2021, this rebate amounted to $262 for Class R3 and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2021, were as follows:
Amount
Class A	$—
Class B	—
Class C	163
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2021, the fee was $1,896, which equated to 0.0009% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $72,856.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
31

Notes to Financial Statements (unaudited) - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2021 was equivalent to an annual effective rate of 0.0156% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS redeemed 5,956 shares each of Class I for an aggregate amount of $89,871.
At November 30, 2021, MFS held approximately 57% and 63% of the outstanding shares of Class B and Class R1, respectively.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2021, this reimbursement amounted to $17,426, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended November 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $147,524,725 and $211,695,181, respectively.
32

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/21		Year ended 5/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,214,612	$18,975,928	6,770,794	$93,287,331
Class B	2,223	34,279	253	3,521
Class C	9,243	146,753	13,059	182,208
Class I	5,446,532	87,283,041	67,402	868,050
Class R1	29	453	235	2,941
Class R2	565	8,867	10,839	128,538
Class R3	4,126	66,343	17,319	215,100
Class R4	3,430	54,521	8,396	108,320
Class R6	891,194	13,999,429	4,680,797	54,105,937
	7,571,954	$120,569,614	11,569,094	$148,901,946
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	737	$9,638
Class B	—	—	8	110
Class C	—	—	13	176
Class I	—	—	3,371	44,087
Class R1	—	—	11	142
Class R2	—	—	91	1,186
Class R3	—	—	809	10,583
Class R4	—	—	627	8,216
Class R6	—	—	220,990	2,894,967
	—	$—	226,657	$2,969,105
Shares reacquired
Class A	(8,835,102)	$(139,697,423)	(5,067,733)	$(70,014,300)
Class B	(336)	(5,417)	(685)	(9,648)
Class C	(5,045)	(78,300)	(3,154)	(36,078)
Class I	(354,384)	(5,714,980)	(126,696)	(1,581,510)
Class R1	(177)	(2,695)	(144)	(1,937)
Class R2	(40)	(629)	(215)	(2,748)
Class R3	(5,575)	(88,409)	(20,308)	(257,778)
Class R4	(3,774)	(60,403)	(10,982)	(143,875)
Class R6	(2,517,197)	(39,865,307)	(6,629,459)	(80,299,852)
	(11,721,630)	$(185,513,563)	(11,859,376)	$(152,347,726)
33

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/21		Year ended 5/31/21
	Shares	Amount	Shares	Amount
Net change
Class A	(7,620,490)	$(120,721,495)	1,703,798	$23,282,669
Class B	1,887	28,862	(424)	(6,017)
Class C	4,198	68,453	9,918	146,306
Class I	5,092,148	81,568,061	(55,923)	(669,373)
Class R1	(148)	(2,242)	102	1,146
Class R2	525	8,238	10,715	126,976
Class R3	(1,449)	(22,066)	(2,180)	(32,095)
Class R4	(344)	(5,882)	(1,959)	(27,339)
Class R6	(1,626,003)	(25,865,878)	(1,727,672)	(23,298,948)
	(4,149,676)	$(64,943,949)	(63,625)	$(476,675)
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2060 Fund were the owners of record of approximately 14%, 12%, 11%, 9%, 9%, 5%, 5%, 4%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2021, the fund’s commitment fee and interest expense were $882 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
34

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,543,227	$56,408,334	$56,774,754	$—	$—	$2,176,807

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$451	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(9) LIBOR Transition
Certain of the fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts. While the cessation of the one-week and two-month U.S. dollar LIBOR tenors along with certain other non-U.S.
35

Notes to Financial Statements (unaudited) - continued
dollar denominated LIBOR settings at December 31, 2021 did not have a material impact on the fund, management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
36

Board Review of Investment Advisory Agreement
MFS Blended Research Mid Cap Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)
37

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for each of the three- and one-year periods (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on August 19, 2016; therefore, no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
38

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services
39

Board Review of Investment Advisory Agreement - continued
MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.
40

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
41

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2021
MFS®  Blended Research®
Value Equity Fund
BRU-SEM

MFS® Blended Research®
Value Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as variants of the virus appear, the effectiveness of vaccines appears to wane over time, and their uneven distribution impacts the developing world.
After having taken aggressive steps to cushion the economic and market fallout related to the virus, some global central banks have begun to recalibrate monetary policy. For example, the U.S. Federal Reserve has begun to taper its bond buying, which has pushed up Treasury yields, particularly on the short end of the yield curve. Fiscal stimulus has been abundant as the U.S. Congress passed a $1.9 trillion COVID-19 relief bill in March and a $1.1 trillion infrastructure bill in November. Along with the high levels of government spending, production and transportation bottlenecks and labor shortages stemming from the pandemic have fueled a rise in inflation.
Since midyear, global economic growth has moderated, with the spread of the Delta and Omicron variants of the coronavirus and a regulatory crackdown in China featuring prominently. Stress in China’s property development sector has contributed to a slowdown there. Tightening global energy and raw materials supplies are a further concern for investors.
The policy measures put in place to counteract the pandemic’s effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
January 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Johnson & Johnson	3.0%
Alphabet, Inc., “A”	2.7%
Wells Fargo & Co.	2.3%
Merck & Co., Inc.	2.1%
Goldman Sachs Group, Inc.	2.0%
JPMorgan Chase & Co.	2.0%
PNC Financial Services Group, Inc.	1.8%
Bank of America Corp.	1.8%
Eaton Corp. PLC	1.8%
Comcast Corp., “A”	1.8%
GICS equity sectors (g)
Financials	20.8%
Health Care	17.4%
Information Technology	11.5%
Industrials	11.0%
Communication Services	8.2%
Consumer Staples	7.2%
Real Estate	5.5%
Consumer Discretionary	5.2%
Energy	4.3%
Utilities	4.3%
Materials	3.8%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2021 through November 30, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2021 through November 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/21	Ending Account Value 11/30/21	Expenses Paid During Period (p) 6/01/21-11/30/21
A	Actual	0.74%	$1,000.00	$990.79	$3.69
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
B	Actual	1.49%	$1,000.00	$987.72	$7.42
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
C	Actual	1.49%	$1,000.00	$987.05	$7.42
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
I	Actual	0.49%	$1,000.00	$992.06	$2.45
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R1	Actual	0.74%	$1,000.00	$990.75	$3.69
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R2	Actual	0.99%	$1,000.00	$989.58	$4.94
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
R3	Actual	0.74%	$1,000.00	$990.83	$3.69
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R4	Actual	0.49%	$1,000.00	$992.67	$2.45
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R6	Actual	0.39%	$1,000.00	$992.68	$1.95
	Hypothetical (h)	0.39%	$1,000.00	$1,023.11	$1.98
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
For the period from June 1, 2021 through November 30, 2021, the distribution fee for Class R1 was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.49%, $7.44, and $7.54 for Class R1. See Note 3 in the Notes to Financial Statements for additional information.
4

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 3.1%
Honeywell International, Inc.	16,036	$ 3,243,121
Huntington Ingalls Industries, Inc.	4,001	710,217
L3Harris Technologies, Inc.	5,021	1,049,791
Northrop Grumman Corp.	4,895	1,707,376
Raytheon Technologies Corp.	10,288	832,505
		$7,543,010
Automotive – 1.4%
Ford Motor Co.	54,741	$ 1,050,480
Lear Corp.	13,913	2,334,462
		$3,384,942
Biotechnology – 2.3%
Biogen, Inc. (a)	10,392	$ 2,449,810
Gilead Sciences, Inc.	18,037	1,243,291
Vertex Pharmaceuticals, Inc. (a)	9,382	1,753,871
		$5,446,972
Broadcasting – 0.3%
Walt Disney Co. (a)	4,708	$ 682,189
Brokerage & Asset Managers – 1.3%
Invesco Ltd.	64,280	$ 1,435,372
KKR & Co., Inc.	23,160	1,724,262
		$3,159,634
Business Services – 3.1%
Accenture PLC, “A”	9,131	$ 3,263,419
Amdocs Ltd.	25,391	1,772,800
Cognizant Technology Solutions Corp., “A”	11,785	918,994
Fidelity National Information Services, Inc.	6,110	638,495
Fiserv, Inc. (a)	9,176	885,668
		$7,479,376
Cable TV – 2.6%
Charter Communications, Inc., “A” (a)	3,099	$ 2,002,822
Comcast Corp., “A”	85,775	4,287,034
		$6,289,856
Chemicals – 0.9%
Eastman Chemical Co.	20,501	$ 2,138,049
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.2%
Autodesk, Inc. (a)	2,182	$ 554,643
Microsoft Corp.	11,331	3,745,915
salesforce.com, inc. (a)	3,460	985,962
		$5,286,520
Computer Software - Systems – 1.5%
HP, Inc.	29,393	$ 1,036,985
SS&C Technologies Holdings, Inc.	18,350	1,400,655
Zebra Technologies Corp., “A” (a)	1,906	1,122,215
		$3,559,855
Construction – 0.3%
Sherwin-Williams Co.	2,046	$ 677,717
Consumer Products – 2.2%
Colgate-Palmolive Co.	39,226	$ 2,942,734
Kimberly-Clark Corp.	15,112	1,969,245
Procter & Gamble Co.	3,405	492,295
		$5,404,274
Containers – 0.5%
Graphic Packaging Holding Co.	61,920	$ 1,222,301
Electrical Equipment – 1.2%
Amphenol Corp., “A”	13,948	$ 1,123,930
Johnson Controls International PLC	25,166	1,881,410
		$3,005,340
Electronics – 3.9%
Applied Materials, Inc.	24,091	$ 3,545,954
Intel Corp.	70,959	3,491,183
NXP Semiconductors N.V.	2,957	660,476
Texas Instruments, Inc.	8,419	1,619,563
		$9,317,176
Energy - Independent – 2.6%
ConocoPhillips	26,022	$ 1,824,923
EOG Resources, Inc.	31,689	2,756,943
Valero Energy Corp.	25,541	1,709,714
		$6,291,580
Energy - Integrated – 0.6%
Exxon Mobil Corp.	25,677	$ 1,536,512
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 3.3%
General Mills, Inc.	25,472	$ 1,573,405
J.M. Smucker Co.	11,806	1,493,105
Mondelez International, Inc.	50,490	2,975,881
PepsiCo, Inc.	11,935	1,906,974
		$7,949,365
Food & Drug Stores – 0.8%
Wal-Mart Stores, Inc.	13,654	$ 1,920,162
Forest & Paper Products – 1.1%
Rayonier, Inc., REIT	21,020	$ 793,925
Weyerhaeuser Co., REIT	46,590	1,752,250
		$2,546,175
Health Maintenance Organizations – 2.6%
Cigna Corp.	18,701	$ 3,588,722
Humana, Inc.	4,265	1,790,063
UnitedHealth Group, Inc.	1,959	870,227
		$6,249,012
Insurance – 4.8%
Berkshire Hathaway, Inc., “B” (a)	9,968	$ 2,758,046
Chubb Ltd.	19,629	3,522,817
Equitable Holdings, Inc.	40,297	1,267,743
MetLife, Inc.	50,874	2,984,269
Reinsurance Group of America, Inc.	9,434	895,381
		$11,428,256
Internet – 3.3%
Alphabet, Inc., “A” (a)	2,244	$ 6,368,360
Meta Platforms, Inc., “A” (a)	4,478	1,452,932
		$7,821,292
Leisure & Toys – 2.3%
Brunswick Corp.	30,012	$ 2,818,427
Electronic Arts, Inc.	14,881	1,848,518
Polaris, Inc.	7,923	885,712
		$5,552,657
Machinery & Tools – 4.5%
AGCO Corp.	14,227	$ 1,567,958
Eaton Corp. PLC	26,821	4,346,611
PACCAR, Inc.	8,441	704,148
Regal Rexnord Corp.	19,689	3,112,831
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Roper Technologies, Inc.	2,130	$ 988,640
		$10,720,188
Major Banks – 10.9%
Bank of America Corp.	99,158	$ 4,409,556
Capital One Financial Corp.	5,336	749,868
Goldman Sachs Group, Inc.	12,618	4,807,332
JPMorgan Chase & Co.	29,996	4,764,265
Morgan Stanley	9,623	912,453
PNC Financial Services Group, Inc.	22,526	4,437,622
State Street Corp.	7,554	672,079
Wells Fargo & Co.	113,130	5,405,352
		$26,158,527
Medical & Health Technology & Services – 2.5%
CVS Health Corp.	7,687	$ 684,604
HCA Healthcare, Inc.	8,684	1,959,024
McKesson Corp.	12,259	2,657,261
Syneos Health, Inc. (a)	8,022	779,417
		$6,080,306
Medical Equipment – 4.1%
Abbott Laboratories	7,392	$ 929,692
Agilent Technologies, Inc.	4,486	676,937
Boston Scientific Corp. (a)	22,138	842,794
Danaher Corp.	6,727	2,163,672
Medtronic PLC	40,097	4,278,350
Thermo Fisher Scientific, Inc.	1,359	860,016
		$9,751,461
Natural Gas - Distribution – 1.2%
UGI Corp.	72,117	$ 2,974,826
Natural Gas - Pipeline – 0.6%
Equitrans Midstream Corp.	69,362	$ 667,263
Targa Resources Corp.	13,889	717,089
		$1,384,352
Network & Telecom – 0.3%
Motorola Solutions, Inc.	3,120	$ 789,922
Oil Services – 0.5%
NOV, Inc.	95,909	$ 1,143,235
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 3.9%
Citigroup, Inc.	62,573	$ 3,985,900
Moody's Corp.	3,647	1,424,664
SLM Corp.	133,566	2,374,804
U.S. Bancorp	27,251	1,508,070
		$9,293,438
Pharmaceuticals – 5.9%
Eli Lilly & Co.	8,223	$ 2,039,633
Johnson & Johnson	45,992	7,171,532
Merck & Co., Inc.	66,645	4,992,377
		$14,203,542
Pollution Control – 0.3%
Waste Management, Inc.	3,826	$ 614,723
Railroad & Shipping – 1.3%
CSX Corp.	87,784	$ 3,042,593
Real Estate – 4.5%
Empire State Realty Trust, REIT, “A”	144,647	$ 1,314,841
EPR Properties, REIT	49,253	2,271,548
Extra Space Storage, Inc., REIT	10,252	2,050,400
Public Storage, Inc., REIT	8,673	2,839,367
Simon Property Group, Inc., REIT	4,309	658,588
Spirit Realty Capital, Inc., REIT	35,473	1,580,677
		$10,715,421
Restaurants – 1.4%
Starbucks Corp.	20,707	$ 2,270,316
Yum China Holdings, Inc.	23,264	1,165,526
		$3,435,842
Specialty Chemicals – 2.1%
Corteva, Inc.	12,297	$ 553,365
Dow, Inc.	27,897	1,532,382
DuPont de Nemours, Inc.	18,157	1,342,892
Linde PLC	5,121	1,629,195
		$5,057,834
Specialty Stores – 0.8%
Home Depot, Inc.	2,489	$ 997,118
TJX Cos., Inc.	12,436	863,059
		$1,860,177
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 0.9%
T-Mobile USA, Inc. (a)	20,732	$ 2,255,849
Telephone Services – 0.3%
AT&T, Inc.	23,199	$ 529,633
Verizon Communications, Inc.	4,841	243,357
		$772,990
Tobacco – 0.9%
Philip Morris International, Inc.	24,879	$ 2,138,101
Trucking – 1.1%
Knight-Swift Transportation Holdings, Inc.	19,259	$ 1,102,578
United Parcel Service, Inc., “B”	8,164	1,619,492
		$2,722,070
Utilities - Electric Power – 3.0%
Exelon Corp.	76,557	$ 4,036,851
Sempra Energy	17,366	2,081,662
Southern Co.	19,216	1,174,098
		$7,292,611
Total Common Stocks (Identified Cost, $181,273,492)		$ 238,300,230
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.05% (v) (Identified Cost, $1,275,608)	1,275,608	$ 1,275,608

Other Assets, Less Liabilities – 0.3%		636,284
Net Assets – 100.0%		$ 240,212,122

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,275,608 and $238,300,230, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 11/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $181,273,492)	$238,300,230
Investments in affiliated issuers, at value (identified cost, $1,275,608)	1,275,608
Receivables for
Fund shares sold	271,930
Dividends	410,781
Receivable from investment adviser	21,087
Other assets	40,595
Total assets	$240,320,231
Liabilities
Payables for
Fund shares reacquired	$45,943
Payable to affiliates
Administrative services fee	239
Shareholder servicing costs	13,408
Distribution and service fees	218
Payable for independent Trustees' compensation	307
Accrued expenses and other liabilities	47,994
Total liabilities	$108,109
Net assets	$240,212,122
Net assets consist of
Paid-in capital	$156,931,615
Total distributable earnings (loss)	83,280,507
Net assets	$240,212,122
Shares of beneficial interest outstanding	14,774,868
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$11,050,077	685,012	$16.13
Class B	148,081	9,212	16.08
Class C	829,568	51,801	16.01
Class I	58,683,910	3,613,700	16.24
Class R1	88,105	5,481	16.07
Class R2	102,906	6,374	16.14
Class R3	382,417	23,585	16.21
Class R4	93,398	5,748	16.25
Class R6	168,833,660	10,373,955	16.27

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.11 [100 / 94.25 x $16.13]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 11/30/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$2,564,289
Other	6,166
Dividends from affiliated issuers	238
Foreign taxes withheld	(247)
Total investment income	$2,570,446
Expenses
Management fee	$502,110
Distribution and service fees	60,671
Shareholder servicing costs	40,753
Administrative services fee	21,896
Independent Trustees' compensation	2,744
Custodian fee	7,634
Shareholder communications	4,337
Audit and tax fees	28,391
Legal fees	742
Registration fees	61,338
Miscellaneous	15,292
Total expenses	$745,908
Reduction of expenses by investment adviser	(154,987)
Net expenses	$590,921
Net investment income (loss)	$1,979,525
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$18,675,606
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(22,434,027)
Net realized and unrealized gain (loss)	$(3,758,421)
Change in net assets from operations	$(1,778,896)
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21
Change in net assets
From operations
Net investment income (loss)	$1,979,525	$3,953,648
Net realized gain (loss)	18,675,606	10,332,726
Net unrealized gain (loss)	(22,434,027)	71,032,229
Change in net assets from operations	$(1,778,896)	$85,318,603
Total distributions to shareholders	$—	$(4,300,007)
Change in net assets from fund share transactions	$(20,417,431)	$(13,157,696)
Total change in net assets	$(22,196,327)	$67,860,900
Net assets
At beginning of period	262,408,449	194,547,549
At end of period	$240,212,122	$262,408,449
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$16.28	$11.48	$12.07	$12.84	$11.85	$10.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.20	$0.24	$0.23	$0.22	$0.18
Net realized and unrealized gain (loss)	(0.25)	4.82	(0.57)	(0.47)	1.22	1.16
Total from investment operations	$(0.15)	$5.02	$(0.33)	$(0.24)	$1.44	$1.34
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.26)	$(0.22)	$(0.16)	$(0.06)
From net realized gain	—	—	—	(0.31)	(0.29)	—
Total distributions declared to shareholders	$—	$(0.22)	$(0.26)	$(0.53)	$(0.45)	$(0.06)
Net asset value, end of period (x)	$16.13	$16.28	$11.48	$12.07	$12.84	$11.85
Total return (%) (r)(s)(t)(x)	(0.92)(n)	44.17	(3.04)	(1.62)	12.18	12.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86(a)	0.86	0.91	0.90	0.91	1.90
Expenses after expense reductions (f)	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	1.21(a)	1.48	1.96	1.83	1.72	1.59
Portfolio turnover	21(n)	57	45	43	61	51
Net assets at end of period (000 omitted)	$11,050	$68,612	$52,735	$51,642	$53,388	$1,012
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$16.28	$11.46	$12.07	$12.81	$11.79	$10.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.10	$0.15	$0.14	$0.10	$0.10
Net realized and unrealized gain (loss)	(0.25)	4.82	(0.59)	(0.45)	1.24	1.15
Total from investment operations	$(0.20)	$4.92	$(0.44)	$(0.31)	$1.34	$1.25
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.17)	$(0.12)	$(0.03)	$(0.01)
From net realized gain	—	—	—	(0.31)	(0.29)	—
Total distributions declared to shareholders	$—	$(0.10)	$(0.17)	$(0.43)	$(0.32)	$(0.01)
Net asset value, end of period (x)	$16.08	$16.28	$11.46	$12.07	$12.81	$11.79
Total return (%) (r)(s)(t)(x)	(1.23)(n)	43.10	(3.87)	(2.26)	11.36	11.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61(a)	1.61	1.65	1.64	1.66	2.53
Expenses after expense reductions (f)	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.56(a)	0.73	1.20	1.08	0.80	0.84
Portfolio turnover	21(n)	57	45	43	61	51
Net assets at end of period (000 omitted)	$148	$140	$132	$163	$164	$148
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$16.22	$11.45	$12.05	$12.76	$11.74	$10.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.10	$0.15	$0.14	$0.10	$0.10
Net realized and unrealized gain (loss)	(0.26)	4.81	(0.58)	(0.46)	1.23	1.14
Total from investment operations	$(0.21)	$4.91	$(0.43)	$(0.32)	$1.33	$1.24
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.17)	$(0.08)	$(0.02)	$(0.03)
From net realized gain	—	—	—	(0.31)	(0.29)	—
Total distributions declared to shareholders	$—	$(0.14)	$(0.17)	$(0.39)	$(0.31)	$(0.03)
Net asset value, end of period (x)	$16.01	$16.22	$11.45	$12.05	$12.76	$11.74
Total return (%) (r)(s)(t)(x)	(1.29)(n)	43.08	(3.76)	(2.32)	11.33	11.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61(a)	1.61	1.66	1.65	1.67	2.33
Expenses after expense reductions (f)	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.56(a)	0.72	1.20	1.07	0.77	0.83
Portfolio turnover	21(n)	57	45	43	61	51
Net assets at end of period (000 omitted)	$830	$873	$456	$470	$539	$586
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$16.37	$11.54	$12.13	$12.91	$11.89	$10.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.24	$0.28	$0.27	$0.23	$0.21
Net realized and unrealized gain (loss)	(0.27)	4.84	(0.58)	(0.48)	1.24	1.16
Total from investment operations	$(0.13)	$5.08	$(0.30)	$(0.21)	$1.47	$1.37
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.29)	$(0.26)	$(0.16)	$(0.08)
From net realized gain	—	—	—	(0.31)	(0.29)	—
Total distributions declared to shareholders	$—	$(0.25)	$(0.29)	$(0.57)	$(0.45)	$(0.08)
Net asset value, end of period (x)	$16.24	$16.37	$11.54	$12.13	$12.91	$11.89
Total return (%) (r)(s)(t)(x)	(0.79)(n)	44.51	(2.84)	(1.37)	12.40	12.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62(a)	0.61	0.65	0.65	0.67	1.43
Expenses after expense reductions (f)	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.73(a)	1.70	2.18	2.14	1.81	1.84
Portfolio turnover	21(n)	57	45	43	61	51
Net assets at end of period (000 omitted)	$58,684	$1,517	$488	$923	$822	$533
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$16.22	$11.45	$12.05	$12.81	$11.80	$10.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.10	$0.15	$0.14	$0.10	$0.10
Net realized and unrealized gain (loss)	(0.26)	4.80	(0.58)	(0.47)	1.24	1.15
Total from investment operations	$(0.15)	$4.90	$(0.43)	$(0.33)	$1.34	$1.25
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.17)	$(0.12)	$(0.04)	$—
From net realized gain	—	—	—	(0.31)	(0.29)	—
Total distributions declared to shareholders	$—	$(0.13)	$(0.17)	$(0.43)	$(0.33)	$—
Net asset value, end of period (x)	$16.07	$16.22	$11.45	$12.05	$12.81	$11.80
Total return (%) (r)(s)(t)(x)	(0.92)(n)	43.07	(3.79)	(2.35)	11.37	11.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86(a)	1.61	1.65	1.64	1.66	3.03
Expenses after expense reductions (f)	0.74(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	1.32(a)	0.72	1.21	1.09	0.78	0.85
Portfolio turnover	21(n)	57	45	43	61	51
Net assets at end of period (000 omitted)	$88	$89	$62	$65	$66	$59
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$16.31	$11.50	$12.10	$12.87	$11.85	$10.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.17	$0.21	$0.20	$0.16	$0.15
Net realized and unrealized gain (loss)	(0.26)	4.83	(0.57)	(0.47)	1.25	1.16
Total from investment operations	$(0.17)	$5.00	$(0.36)	$(0.27)	$1.41	$1.31
Less distributions declared to shareholders
From net investment income	$—	$(0.19)	$(0.24)	$(0.19)	$(0.10)	$(0.03)
From net realized gain	—	—	—	(0.31)	(0.29)	—
Total distributions declared to shareholders	$—	$(0.19)	$(0.24)	$(0.50)	$(0.39)	$(0.03)
Net asset value, end of period (x)	$16.14	$16.31	$11.50	$12.10	$12.87	$11.85
Total return (%) (r)(s)(t)(x)	(1.04)(n)	43.83	(3.31)	(1.85)	11.93	12.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11(a)	1.11	1.16	1.14	1.16	2.53
Expenses after expense reductions (f)	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	1.06(a)	1.23	1.71	1.59	1.29	1.35
Portfolio turnover	21(n)	57	45	43	61	51
Net assets at end of period (000 omitted)	$103	$104	$77	$78	$69	$60
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$16.36	$11.53	$12.13	$12.90	$11.87	$10.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.20	$0.25	$0.23	$0.21	$0.18
Net realized and unrealized gain (loss)	(0.26)	4.85	(0.58)	(0.47)	1.24	1.16
Total from investment operations	$(0.15)	$5.05	$(0.33)	$(0.24)	$1.45	$1.34
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.27)	$(0.22)	$(0.13)	$(0.05)
From net realized gain	—	—	—	(0.31)	(0.29)	—
Total distributions declared to shareholders	$—	$(0.22)	$(0.27)	$(0.53)	$(0.42)	$(0.05)
Net asset value, end of period (x)	$16.21	$16.36	$11.53	$12.13	$12.90	$11.87
Total return (%) (r)(s)(t)(x)	(0.92)(n)	44.17	(3.09)	(1.64)	12.24	12.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87(a)	0.86	0.90	0.90	0.91	2.27
Expenses after expense reductions (f)	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	1.31(a)	1.48	1.93	1.77	1.64	1.60
Portfolio turnover	21(n)	57	45	43	61	51
Net assets at end of period (000 omitted)	$382	$103	$71	$122	$187	$60
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$16.37	$11.54	$12.14	$12.91	$11.88	$10.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.23	$0.28	$0.27	$0.23	$0.21
Net realized and unrealized gain (loss)	(0.25)	4.85	(0.58)	(0.48)	1.25	1.16
Total from investment operations	$(0.12)	$5.08	$(0.30)	$(0.21)	$1.48	$1.37
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.30)	$(0.25)	$(0.16)	$(0.08)
From net realized gain	—	—	—	(0.31)	(0.29)	—
Total distributions declared to shareholders	$—	$(0.25)	$(0.30)	$(0.56)	$(0.45)	$(0.08)
Net asset value, end of period (x)	$16.25	$16.37	$11.54	$12.14	$12.91	$11.88
Total return (%) (r)(s)(t)(x)	(0.73)(n)	44.52	(2.86)	(1.33)	12.49	12.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61(a)	0.61	0.66	0.64	0.66	2.02
Expenses after expense reductions (f)	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.56(a)	1.73	2.21	2.09	1.78	1.85
Portfolio turnover	21(n)	57	45	43	61	51
Net assets at end of period (000 omitted)	$93	$94	$65	$67	$68	$60
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$16.39	$11.56	$12.15	$12.92	$11.89	$10.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.25	$0.29	$0.28	$0.24	$0.22
Net realized and unrealized gain (loss)	(0.26)	4.85	(0.57)	(0.47)	1.25	1.16
Total from investment operations	$(0.12)	$5.10	$(0.28)	$(0.19)	$1.49	$1.38
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.31)	$(0.27)	$(0.17)	$(0.08)
From net realized gain	—	—	—	(0.31)	(0.29)	—
Total distributions declared to shareholders	$—	$(0.27)	$(0.31)	$(0.58)	$(0.46)	$(0.08)
Net asset value, end of period (x)	$16.27	$16.39	$11.56	$12.15	$12.92	$11.89
Total return (%) (r)(s)(t)(x)	(0.73)(n)	44.57	(2.69)	(1.23)	12.55	13.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52(a)	0.52	0.56	0.55	0.57	0.65
Expenses after expense reductions (f)	0.39(a)	0.40	0.39	0.39	0.39	0.45
Net investment income (loss)	1.65(a)	1.83	2.32	2.18	1.87	1.88
Portfolio turnover	21(n)	57	45	43	61	51
Net assets at end of period (000 omitted)	$168,834	$190,875	$140,463	$121,952	$120,575	$115,619

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research Value Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
24

Notes to Financial Statements (unaudited) - continued
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$238,300,230	$—	$—	$238,300,230
Mutual Funds	1,275,608	—	—	1,275,608
Total	$239,575,838	$—	$—	$239,575,838
25

Notes to Financial Statements (unaudited) - continued
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
26

Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/21
Ordinary income (including any short-term capital gains)	$4,300,007
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/21
Cost of investments	$185,602,856
Gross appreciation	58,143,774
Gross depreciation	(4,170,792)
Net unrealized appreciation (depreciation)	$ 53,972,982
As of 5/31/21
Undistributed ordinary income	3,593,567
Undistributed long-term capital gain	4,872,350
Net unrealized appreciation (depreciation)	76,593,486
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
27

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/21	Year ended 5/31/21
Class A	$—	$972,614
Class B	—	841
Class C	—	5,422
Class I	—	11,417
Class R1	—	725
Class R2	—	1,194
Class R3	—	1,313
Class R4	—	1,433
Class R6	—	3,305,048
Total	$—	$4,300,007
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended November 30, 2021, this management fee reduction amounted to $16,570, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2021 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.45%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2022. For the six months ended November 30, 2021, this reduction amounted to $138,417, which is included in the reduction of total expenses in the Statement of Operations.
28

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $7,431 for the six months ended November 30, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 55,163
Class B	0.75%	0.25%	1.00%	1.00%	702
Class C	0.75%	0.25%	1.00%	1.00%	4,271
Class R1	0.75%	0.25%	1.00%	0.25%	113
Class R2	0.25%	0.25%	0.50%	0.50%	264
Class R3	—	0.25%	0.25%	0.25%	158
Total Distribution and Service Fees					$60,671
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended November 30, 2021. For the six months ended November 30, 2021, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2021, were as follows:
Amount
Class A	$—
Class B	—
Class C	10
29

Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2021, the fee was $1,203, which equated to 0.0010% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $39,550.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2021 was equivalent to an annual effective rate of 0.0174% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At November 30, 2021, MFS held approximately 88% of the outstanding shares of Class R2 and 100% of the outstanding shares of Class R1 and Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2021, this reimbursement amounted to $6,127, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended November 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $51,182,626 and $69,279,745, respectively.
30

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/21		Year ended 5/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	306,990	$5,033,626	1,322,883	$17,975,724
Class B	800	12,852	1,018	15,213
Class C	6,842	111,822	23,867	356,130
Class I	3,671,074	60,745,672	65,408	970,362
Class R2	72	1,212	117	1,575
Class R3	17,886	307,276	281	3,814
Class R6	440,618	7,239,367	3,214,544	38,703,960
	4,444,282	$73,451,827	4,628,118	$58,026,778
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	4,089	$55,002
Class B	—	—	62	841
Class C	—	—	403	5,422
Class I	—	—	845	11,417
Class R1	—	—	53	725
Class R2	—	—	89	1,194
Class R3	—	—	97	1,313
Class R4	—	—	106	1,433
Class R6	—	—	244,456	3,305,048
	—	$—	250,200	$3,382,395
Shares reacquired
Class A	(3,837,646)	$(63,101,148)	(1,704,774)	$(22,813,664)
Class B	(190)	(3,084)	(3,961)	(49,164)
Class C	(8,856)	(142,944)	(10,290)	(139,242)
Class I	(150,091)	(2,504,178)	(15,792)	(224,467)
Class R2	(106)	(1,737)	(487)	(5,976)
Class R3	(625)	(10,266)	(171)	(1,991)
Class R6	(1,712,033)	(28,105,901)	(3,968,363)	(51,332,365)
	(5,709,547)	$(93,869,258)	(5,703,838)	$(74,566,869)
31

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/21		Year ended 5/31/21
	Shares	Amount	Shares	Amount
Net change
Class A	(3,530,656)	$(58,067,522)	(377,802)	$(4,782,938)
Class B	610	9,768	(2,881)	(33,110)
Class C	(2,014)	(31,122)	13,980	222,310
Class I	3,520,983	58,241,494	50,461	757,312
Class R1	—	—	53	725
Class R2	(34)	(525)	(281)	(3,207)
Class R3	17,261	297,010	207	3,136
Class R4	—	—	106	1,433
Class R6	(1,271,415)	(20,866,534)	(509,363)	(9,323,357)
	(1,265,265)	$(20,417,431)	(825,520)	$(13,157,696)
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2060 Fund were the owners of record of approximately 13%, 12%, 10%, 8%, 8%, 5%, 5%, 5%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2021, the fund’s commitment fee and interest expense were $487 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
32

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,723,582	$13,074,241	$13,522,215	$—	$—	$1,275,608

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$238	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(9) LIBOR Transition
Certain of the fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts. While the cessation of the one-week and two-month U.S. dollar LIBOR tenors along with certain other non-U.S.
33

Notes to Financial Statements (unaudited) - continued
dollar denominated LIBOR settings at December 31, 2021 did not have a material impact on the fund, management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
34

Board Review of Investment Advisory Agreement
MFS Blended Research Value Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)
35

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In addition to considering the performance information provided in connection with the contract review meetings, the Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2020, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by
36

Board Review of Investment Advisory Agreement - continued
Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
37

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.
38

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
39

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2021
MFS®  Blended Research®
Small Cap Equity Fund
BRS-SEM

MFS® Blended Research®
Small Cap Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as variants of the virus appear, the effectiveness of vaccines appears to wane over time, and their uneven distribution impacts the developing world.
After having taken aggressive steps to cushion the economic and market fallout related to the virus, some global central banks have begun to recalibrate monetary policy. For example, the U.S. Federal Reserve has begun to taper its bond buying, which has pushed up Treasury yields, particularly on the short end of the yield curve. Fiscal stimulus has been abundant as the U.S. Congress passed a $1.9 trillion COVID-19 relief bill in March and a $1.1 trillion infrastructure bill in November. Along with the high levels of government spending, production and transportation bottlenecks and labor shortages stemming from the pandemic have fueled a rise in inflation.
Since midyear, global economic growth has moderated, with the spread of the Delta and Omicron variants of the coronavirus and a regulatory crackdown in China featuring prominently. Stress in China’s property development sector has contributed to a slowdown there. Tightening global energy and raw materials supplies are a further concern for investors.
The policy measures put in place to counteract the pandemic’s effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
January 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Comfort Systems USA, Inc.	1.7%
National Storage Affiliates Trust, REIT	1.7%
Prestige Consumer Healthcare, Inc.	1.6%
STAG Industrial, Inc., REIT	1.6%
UMB Financial Corp.	1.6%
Box, Inc., “A”	1.5%
Regal Rexnord Corp.	1.5%
Portland General Electric Co.	1.5%
Evercore Partners, Inc.	1.4%
Maravai Lifesciences Holdings, Inc., “A”	1.4%
GICS equity sectors (g)
Health Care	20.0%
Information Technology	14.9%
Financials	14.2%
Industrials	13.5%
Consumer Discretionary	11.9%
Real Estate	8.3%
Energy	4.8%
Materials	4.5%
Communication Services	3.0%
Consumer Staples	1.9%
Utilities	1.5%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2021 through November 30, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2021 through November 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/21	Ending Account Value 11/30/21	Expenses Paid During Period (p) 6/01/21-11/30/21
A	Actual	0.99%	$1,000.00	$1,011.38	$4.99
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
B	Actual	1.74%	$1,000.00	$1,007.58	$8.76
	Hypothetical (h)	1.74%	$1,000.00	$1,016.34	$8.80
C	Actual	1.74%	$1,000.00	$1,007.59	$8.76
	Hypothetical (h)	1.74%	$1,000.00	$1,016.34	$8.80
I	Actual	0.74%	$1,000.00	$1,012.45	$3.73
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R1	Actual	1.74%	$1,000.00	$1,007.58	$8.76
	Hypothetical (h)	1.74%	$1,000.00	$1,016.34	$8.80
R2	Actual	1.24%	$1,000.00	$1,010.26	$6.25
	Hypothetical (h)	1.24%	$1,000.00	$1,018.85	$6.28
R3	Actual	0.99%	$1,000.00	$1,010.79	$4.99
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
R4	Actual	0.74%	$1,000.00	$1,012.44	$3.73
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R6	Actual	0.64%	$1,000.00	$1,012.99	$3.23
	Hypothetical (h)	0.64%	$1,000.00	$1,021.86	$3.24
529A	Actual	1.01%	$1,000.00	$1,010.80	$5.09
	Hypothetical (h)	1.01%	$1,000.00	$1,020.00	$5.11
529B	Actual	1.04%	$1,000.00	$1,011.02	$5.24
	Hypothetical (h)	1.04%	$1,000.00	$1,019.85	$5.27
529C	Actual	1.17%	$1,000.00	$1,010.53	$5.90
	Hypothetical (h)	1.17%	$1,000.00	$1,019.20	$5.92
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
For the period from June 1, 2021 through November 30, 2021, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.79%, $9.02, and $9.05 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.
4

Expense Table - continued
For the period from July 1, 2021 through November 30, 2021, the distribution fee for Class 529C was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.79%, $9.02, and $9.05 for Class 529C. See Note 3 in the Notes to Financial Statements for additional information.
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A shares, this rebate reduced the expense ratio above by 0.03%. See Note 3 in the Notes to Financial Statements for additional information.
5

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace & Defense – 0.9%
CACI International, Inc., “A” (a)	9,187	$ 2,383,384
Smith & Wesson Brands, Inc.	38,731	881,130
		$3,264,514
Apparel Manufacturers – 1.2%
Skechers USA, Inc., “A” (a)	92,218	$ 4,142,432
Automotive – 0.7%
REV Group, Inc.	122,158	$ 1,917,881
XPEL, Inc. (a)	8,691	624,796
		$2,542,677
Biotechnology – 6.4%
Adaptive Biotechnologies Corp. (a)	27,947	$ 729,137
Affimed N.V. (a)	88,753	605,295
Agios Pharmaceuticals, Inc. (a)	4,775	170,086
Alkermes PLC (a)	65,406	1,433,700
AnaptysBio, Inc. (a)	73,597	2,380,863
Avid Bioservices, Inc. (a)	8,508	260,005
Clovis Oncology, Inc. (a)	98,020	309,743
Coherus BioSciences, Inc. (a)	84,194	1,563,483
CymaBay Therapeutics, Inc. (a)	153,029	506,526
CytomX Therapeutics, Inc. (a)	278,762	1,842,617
Exelixis, Inc. (a)	14,309	240,248
Macrogenics, Inc. (a)	61,119	1,075,694
Meridian Bioscience, Inc. (a)	82,884	1,650,220
Organogenesis Holdings, Inc. (a)	178,126	1,791,948
Precision Biosciences, Inc. (a)	86,273	781,633
Prothena Corp. PLC (a)	32,674	1,638,601
Sangamo Therapeutics, Inc. (a)	27,666	229,351
Travere Therapeutics, Inc. (a)	63,257	1,805,987
Vanda Pharmaceuticals, Inc. (a)	116,956	1,894,687
Varex Imaging Corp. (a)	72,663	2,074,529
		$22,984,353
Broadcasting – 0.5%
Entravision Communications Corp., “A”	237,022	$ 1,761,073
Brokerage & Asset Managers – 1.4%
Evercore Partners, Inc.	36,664	$ 5,085,297
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – 3.0%
Forrester Research, Inc. (a)	60,053	$ 3,389,391
Marathon Digital Holdings, Inc. (a)	9,667	493,694
MoneyGram International, Inc. (a)	48,550	287,901
RE/MAX Holdings, Inc., “A”	80,585	2,215,282
Sterling Check Corp. (a)	71,842	1,707,684
TaskUs, Inc., “A” (a)	35,156	1,566,200
Yext, Inc. (a)	121,224	1,171,024
		$10,831,176
Chemicals – 2.1%
Element Solutions, Inc.	204,857	$ 4,685,080
Olin Corp.	40,377	2,194,490
Rayonier Advanced Materials, Inc. (a)	109,753	601,446
		$7,481,016
Computer Software – 4.8%
ACI Worldwide, Inc. (a)	11,386	$ 331,788
Altair Engineering, Inc., “A” (a)	7,351	547,282
Domo, Inc., “B” (a)	6,276	454,069
Eventbrite, Inc. (a)	217,263	3,280,671
Pagerduty, Inc. (a)	96,750	3,429,788
Paylocity Holding Corp. (a)	16,192	4,085,889
Ribbon Communications, Inc. (a)	35,287	192,314
Sprout Social, Inc. (a)	24,858	2,776,141
Tenable Holdings, Inc. (a)	35,029	1,730,433
Veritone, Inc. (a)	11,432	293,116
		$17,121,491
Computer Software - Systems – 3.7%
A10 Networks, Inc.	25,576	$ 394,382
Box, Inc., “A” (a)	225,151	5,270,785
Extreme Networks, Inc. (a)	129,168	1,743,768
Rimini Street, Inc. (a)	215,783	1,426,325
Verint Systems, Inc. (a)	93,671	4,457,803
		$13,293,063
Construction – 2.3%
Builders FirstSource, Inc. (a)	49,551	$ 3,440,821
GMS, Inc. (a)	82,878	4,630,394
		$8,071,215
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.9%
Nu Skin Enterprises, Inc., “A”	20,415	$ 895,810
Prestige Consumer Healthcare, Inc. (a)	104,866	5,867,253
		$6,763,063
Consumer Services – 1.5%
Grand Canyon Education, Inc. (a)	38,413	$ 2,783,790
Houghton Mifflin Harcourt Co. (a)	122,427	1,904,964
Medifast, Inc.	2,667	548,709
		$5,237,463
Electrical Equipment – 1.8%
Advanced Drainage Systems, Inc.	23,060	$ 2,852,752
TriMas Corp.	108,982	3,609,484
		$6,462,236
Electronics – 5.7%
Advanced Energy Industries, Inc.	40,714	$ 3,570,211
Alpha and Omega Semiconductor Ltd. (a)	35,001	1,719,249
Amkor Technology, Inc.	108,028	2,329,084
Jabil Circuit, Inc.	35,632	2,083,047
Plexus Corp. (a)	38,940	3,276,411
Sanmina Corp. (a)	34,124	1,246,891
Silicon Laboratories, Inc. (a)	22,902	4,494,975
Sonos, Inc. (a)	16,286	515,452
Xperi Holding Corp.	69,552	1,246,372
		$20,481,692
Energy - Independent – 2.1%
CONSOL Energy, Inc. (a)	44,546	$ 977,785
Magnolia Oil & Gas Corp., “A”	238,437	4,523,150
Peabody Energy Corp. (a)	190,809	1,900,458
SunCoke Energy, Inc.	29,416	179,143
		$7,580,536
Engineering - Construction – 3.0%
APi Group, Inc. (a)	190,436	$ 4,439,063
Comfort Systems USA, Inc.	65,319	6,196,814
		$10,635,877
Food & Beverages – 1.3%
Hostess Brands, Inc. (a)	270,300	$ 4,592,397
Food & Drug Stores – 0.2%
United Natural Foods, Inc. (a)	14,021	$ 697,124
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 2.0%
International Game Technology PLC	124,948	$ 3,376,095
Wyndham Hotels & Resorts, Inc.	48,042	3,818,378
		$7,194,473
General Merchandise – 0.4%
Dillards, Inc., “A”	5,461	$ 1,495,768
Insurance – 2.2%
CNO Financial Group, Inc.	215,941	$ 4,893,223
Reinsurance Group of America, Inc.	32,133	3,049,743
		$7,942,966
Internet – 0.9%
Cars.com, Inc. (a)	201,337	$ 3,358,301
Leisure & Toys – 3.2%
Brunswick Corp.	46,951	$ 4,409,168
Funko, Inc., “A” (a)	205,862	3,363,785
Malibu Boats, Inc., “A” (a)	45,958	3,192,702
Polaris, Inc.	5,258	587,792
		$11,553,447
Machinery & Tools – 2.8%
ITT, Inc.	10,680	$ 1,010,114
Kennametal, Inc.	62,258	2,202,066
Manitowoc Co., Inc. (a)	34,680	661,001
Regal Rexnord Corp.	33,328	5,269,157
Titan Machinery, Inc. (a)	29,818	991,150
		$10,133,488
Medical & Health Technology & Services – 3.0%
Community Health Systems, Inc. (a)	68,012	$ 818,184
Cross Country Healthcare, Inc. (a)	19,940	521,631
HealthEquity, Inc. (a)	30,923	1,690,870
Inotiv, Inc. (a)	5,172	268,944
LifeStance Health Group, Inc. (a)	48,727	386,892
Owens & Minor, Inc.	33,805	1,352,200
Syneos Health, Inc. (a)	40,471	3,932,162
Tenet Healthcare Corp. (a)	24,350	1,774,385
		$10,745,268
Medical Equipment – 5.7%
Accuray, Inc. (a)	159,759	$ 768,441
AngioDynamics, Inc. (a)	62,180	1,601,135
Avanos Medical, Inc. (a)	47,165	1,422,968
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Envista Holdings Corp. (a)	89,345	$ 3,466,586
Inogen, Inc. (a)	6,675	203,921
Integer Holdings Corp. (a)	28,990	2,311,663
LivaNova PLC (a)	4,628	370,980
Maravai Lifesciences Holdings, Inc., “A” (a)	109,247	5,018,807
Merit Medical Systems, Inc. (a)	18,976	1,192,831
Ortho Clinical Diagnostics, “H” (a)	43,861	839,500
Orthofix Medical, Inc. (a)	15,715	481,036
Quidel Corp. (a)	13,445	1,983,944
Zynex, Inc. (l)	49,842	637,978
		$20,299,790
Metals & Mining – 1.4%
Ryerson Holding Corp.	83,448	$ 1,955,187
Schnitzer Steel Industries, Inc., “A”	6,608	317,845
TimkenSteel Corp. (a)	141,528	2,026,681
United States Steel Corp.	24,191	546,958
		$4,846,671
Natural Gas - Pipeline – 1.1%
Equitrans Midstream Corp.	413,951	$ 3,982,209
Oil Services – 2.1%
Cactus, Inc., “A”	89,934	$ 3,282,591
ChampionX Corp. (a)	129,986	2,653,014
MRC Global, Inc. (a)	253,739	1,745,725
		$7,681,330
Other Banks & Diversified Financials – 10.6%
Bank OZK	99,178	$ 4,434,248
Cathay General Bancorp, Inc.	111,478	4,672,043
First BanCorp.	169,231	2,249,080
First Hawaiian, Inc.	85,460	2,243,325
Hanmi Financial Corp.	191,661	4,306,623
Signature Bank	4,942	1,493,966
SLM Corp.	262,950	4,675,251
UMB Financial Corp.	55,277	5,559,761
Umpqua Holdings Corp.	231,980	4,421,539
Wintrust Financial Corp.	43,206	3,781,821
		$37,837,657
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 3.3%
Amneal Pharmaceuticals, Inc. (a)	61,766	$ 258,182
Atea Pharmaceuticals, Inc. (a)	39,667	320,906
Collegium Pharmaceutical, Inc. (a)	75,085	1,319,994
Emergent BioSolutions, Inc. (a)	21,483	947,830
Endo International PLC (a)	170,862	956,827
Gritstone bio, Inc. (a)	58,430	771,276
IDEAYA Biosciences, Inc. (a)	69,007	1,518,154
Intercept Pharmaceuticals, Inc. (a)	108,961	1,875,219
Phibro Animal Health Corp., “A”	40,879	800,820
United Therapeutics Corp. (a)	15,280	2,895,560
		$11,664,768
Printing & Publishing – 0.7%
Gannett Co., Inc. (a)	297,239	$ 1,518,891
Meredith Corp. (a)	15,228	898,452
		$2,417,343
Railroad & Shipping – 0.6%
Genco Shipping & Trading Ltd.	139,399	$ 2,148,139
Real Estate – 7.6%
Broadstone Net Lease, Inc.	51,195	$ 1,279,875
Empire State Realty Trust, REIT, “A”	219,545	1,995,664
EPR Properties, REIT	90,495	4,173,629
Industrial Logistics Properties Trust, REIT	38,572	854,756
Innovative Industrial Properties, Inc., REIT	7,360	1,890,269
National Storage Affiliates Trust, REIT	97,131	5,961,901
Plymouth Industrial, Inc., REIT	80,027	2,380,803
Spirit Realty Capital, Inc., REIT	70,164	3,126,508
STAG Industrial, Inc., REIT	131,194	5,717,434
		$27,380,839
Restaurants – 1.0%
Texas Roadhouse, Inc.	42,272	$ 3,506,040
Specialty Chemicals – 1.3%
Univar Solutions, Inc. (a)	186,322	$ 4,827,603
Specialty Stores – 2.2%
Lovesac Co. (a)	3,746	$ 237,047
Overstock.com, Inc. (a)	9,189	820,210
Petco Health & Wellness Co., Inc. (a)	70,139	1,344,565
Signet Jewelers Ltd.	27,372	2,658,916
Urban Outfitters, Inc. (a)	94,851	3,003,931
		$8,064,669
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 0.3%
Cambium Networks Corp. (a)	37,940	$ 1,032,347
Trucking – 0.1%
Daseke, Inc. (a)	40,455	$ 390,391
Utilities - Electric Power – 1.5%
Portland General Electric Co.	107,446	$ 5,229,397
Total Common Stocks (Identified Cost, $282,288,402)		$ 352,761,599
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 0.05% (v) (Identified Cost, $4,768,848)	4,768,848	$ 4,768,848
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (j) (Identified Cost, $250,341)	250,341	$ 250,341

Other Assets, Less Liabilities – 0.1%		395,349
Net Assets – 100.0%		$ 358,176,137

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,768,848 and $353,011,940, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
12

Financial Statements
Statement of Assets and Liabilities
At 11/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $246,490 of securities on loan (identified cost, $282,538,743)	$353,011,940
Investments in affiliated issuers, at value (identified cost, $4,768,848)	4,768,848
Receivables for
Fund shares sold	646,193
Interest and dividends	350,653
Receivable from investment adviser	27,220
Other assets	42,647
Total assets	$358,847,501
Liabilities
Payables for
Fund shares reacquired	$346,743
Collateral for securities loaned, at value	250,341
Payable to affiliates
Administrative services fee	327
Shareholder servicing costs	17,170
Distribution and service fees	1,361
Program manager fees	38
Payable for independent Trustees' compensation	352
Accrued expenses and other liabilities	55,032
Total liabilities	$671,364
Net assets	$358,176,137
Net assets consist of
Paid-in capital	$246,162,751
Total distributable earnings (loss)	112,013,386
Net assets	$358,176,137
Shares of beneficial interest outstanding	20,065,749
13

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$40,053,891	2,254,024	$17.77
Class B	809,469	46,840	17.28
Class C	7,179,923	415,801	17.27
Class I	122,945,167	6,874,193	17.89
Class R1	5,084,699	294,275	17.28
Class R2	17,516,527	988,701	17.72
Class R3	593,780	33,351	17.80
Class R4	22,633,154	1,264,323	17.90
Class R6	127,905,278	7,135,316	17.93
Class 529A	11,986,125	674,084	17.78
Class 529B	273,703	15,705	17.43
Class 529C	1,194,421	69,136	17.28

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $18.85 [100 / 94.25 x $17.77] and $18.86 [100 / 94.25 x $17.78], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
See Notes to Financial Statements
14

Financial Statements
Statement of Operations
Six months ended 11/30/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$2,153,309
Other	33,604
Income on securities loaned	2,793
Dividends from affiliated issuers	633
Foreign taxes withheld	(1,692)
Total investment income	$2,188,647
Expenses
Management fee	$1,194,331
Distribution and service fees	204,830
Shareholder servicing costs	151,995
Program manager fees	3,388
Administrative services fee	29,502
Independent Trustees' compensation	3,390
Custodian fee	10,698
Shareholder communications	11,855
Audit and tax fees	29,410
Legal fees	1,004
Miscellaneous	83,990
Total expenses	$1,724,393
Reduction of expenses by investment adviser and distributor	(226,596)
Net expenses	$1,497,797
Net investment income (loss)	$690,850
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$29,658,016
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(25,986,391)
Net realized and unrealized gain (loss)	$3,671,625
Change in net assets from operations	$4,362,475
See Notes to Financial Statements
15

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21
Change in net assets
From operations
Net investment income (loss)	$690,850	$1,267,147
Net realized gain (loss)	29,658,016	39,487,470
Net unrealized gain (loss)	(25,986,391)	95,961,919
Change in net assets from operations	$4,362,475	$136,716,536
Total distributions to shareholders	$—	$(1,950,036)
Change in net assets from fund share transactions	$(4,106,295)	$(35,913,426)
Total change in net assets	$256,180	$98,853,074
Net assets
At beginning of period	357,919,957	259,066,883
At end of period	$358,176,137	$357,919,957
See Notes to Financial Statements
16

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$17.57	$11.33	$12.77	$13.83	$11.91	$10.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.04	$0.06	$0.06	$0.05	$0.05
Net realized and unrealized gain (loss)	0.19	6.26	(1.28)	(0.44)	2.32	1.57
Total from investment operations	$0.20	$6.30	$(1.22)	$(0.38)	$2.37	$1.62
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.05)	$(0.04)	$(0.06)	$(0.03)
From net realized gain	—	—	(0.17)	(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$—	$(0.06)	$(0.22)	$(0.68)	$(0.45)	$(0.07)
Net asset value, end of period (x)	$17.77	$17.57	$11.33	$12.77	$13.83	$11.91
Total return (%) (r)(s)(t)(x)	1.14(n)	55.75	(9.87)	(2.28)	20.15	15.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11(a)	1.12	1.16	1.22	1.28	1.88
Expenses after expense reductions (f)	0.99(a)	0.99	0.99	0.99	0.99	0.96
Net investment income (loss)	0.13(a)	0.26	0.48	0.41	0.41	0.45
Portfolio turnover	38(n)	80	75	64	90	90
Net assets at end of period (000 omitted)	$40,054	$73,141	$57,133	$60,929	$43,682	$3,700
See Notes to Financial Statements
17

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$17.15	$11.10	$12.56	$13.67	$11.81	$10.33
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.07)	$(0.03)	$(0.05)	$(0.05)	$(0.04)
Net realized and unrealized gain (loss)	0.18	6.12	(1.26)	(0.42)	2.30	1.56
Total from investment operations	$0.13	$6.05	$(1.29)	$(0.47)	$2.25	$1.52
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	—	(0.17)	(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$—	$—	$(0.17)	$(0.64)	$(0.39)	$(0.04)
Net asset value, end of period (x)	$17.28	$17.15	$11.10	$12.56	$13.67	$11.81
Total return (%) (r)(s)(t)(x)	0.76(n)	54.50	(10.53)	(3.00)	19.28	14.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86(a)	1.86	1.91	1.97	2.07	3.04
Expenses after expense reductions (f)	1.74(a)	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.53)(a)	(0.52)	(0.27)	(0.36)	(0.39)	(0.34)
Portfolio turnover	38(n)	80	75	64	90	90
Net assets at end of period (000 omitted)	$809	$615	$387	$500	$403	$243
See Notes to Financial Statements
18

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$17.14	$11.09	$12.55	$13.66	$11.80	$10.33
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.07)	$(0.03)	$(0.03)	$(0.05)	$(0.03)
Net realized and unrealized gain (loss)	0.18	6.12	(1.26)	(0.44)	2.30	1.54
Total from investment operations	$0.13	$6.05	$(1.29)	$(0.47)	$2.25	$1.51
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.00)(w)	$(0.00)(w)	$—	$—
From net realized gain	—	—	(0.17)	(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$—	$—	$(0.17)	$(0.64)	$(0.39)	$(0.04)
Net asset value, end of period (x)	$17.27	$17.14	$11.09	$12.55	$13.66	$11.80
Total return (%) (r)(s)(t)(x)	0.76(n)	54.55	(10.53)	(2.97)	19.30	14.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86(a)	1.87	1.91	1.97	2.07	2.87
Expenses after expense reductions (f)	1.74(a)	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.55)(a)	(0.50)	(0.26)	(0.21)	(0.40)	(0.28)
Portfolio turnover	38(n)	80	75	64	90	90
Net assets at end of period (000 omitted)	$7,180	$7,503	$5,133	$3,234	$406	$408
See Notes to Financial Statements
19

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$17.67	$11.39	$12.83	$13.90	$11.94	$10.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.07	$0.09	$0.09	$0.08	$0.08
Net realized and unrealized gain (loss)	0.17	6.31	(1.27)	(0.45)	2.33	1.55
Total from investment operations	$0.22	$6.38	$(1.18)	$(0.36)	$2.41	$1.63
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.09)	$(0.07)	$(0.06)	$(0.03)
From net realized gain	—	—	(0.17)	(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$—	$(0.10)	$(0.26)	$(0.71)	$(0.45)	$(0.07)
Net asset value, end of period (x)	$17.89	$17.67	$11.39	$12.83	$13.90	$11.94
Total return (%) (r)(s)(t)(x)	1.25(n)	56.17	(9.58)	(2.06)	20.49	15.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86(a)	0.87	0.91	0.97	1.05	2.02
Expenses after expense reductions (f)	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.50(a)	0.46	0.74	0.69	0.64	0.68
Portfolio turnover	38(n)	80	75	64	90	90
Net assets at end of period (000 omitted)	$122,945	$80,950	$53,562	$39,397	$12,225	$752
See Notes to Financial Statements
20

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$17.15	$11.09	$12.56	$13.67	$11.81	$10.33
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.07)	$(0.03)	$0.07	$(0.05)	$(0.04)
Net realized and unrealized gain (loss)	0.18	6.13	(1.27)	(0.54)(g)	2.30	1.56
Total from investment operations	$0.13	$6.06	$(1.30)	$(0.47)	$2.25	$1.52
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.00)(w)	$—	$—	$—
From net realized gain	—	—	(0.17)	(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$—	$—	$(0.17)	$(0.64)	$(0.39)	$(0.04)
Net asset value, end of period (x)	$17.28	$17.15	$11.09	$12.56	$13.67	$11.81
Total return (%) (r)(s)(t)(x)	0.76(n)	54.64	(10.59)	(3.00)	19.28	14.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86(a)	1.86	1.91	1.97	2.07	3.32
Expenses after expense reductions (f)	1.74(a)	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.55)(a)	(0.52)	(0.27)	0.54	(0.39)	(0.35)
Portfolio turnover	38(n)	80	75	64	90	90
Net assets at end of period (000 omitted)	$5,085	$4,996	$2,897	$3,339	$79	$63
See Notes to Financial Statements
21

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$17.54	$11.32	$12.78	$13.84	$11.89	$10.35
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$(0.00)(w)	$0.03	$0.16	$0.01	$0.02
Net realized and unrealized gain (loss)	0.18	6.26	(1.27)	(0.58)(g)	2.33	1.56
Total from investment operations	$0.18	$6.26	$(1.24)	$(0.42)	$2.34	$1.58
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$(0.05)	$(0.00)(w)	$—	$—
From net realized gain	—	—	(0.17)	(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$—	$(0.04)	$(0.22)	$(0.64)	$(0.39)	$(0.04)
Net asset value, end of period (x)	$17.72	$17.54	$11.32	$12.78	$13.84	$11.89
Total return (%) (r)(s)(t)(x)	1.03(n)	55.37	(10.07)	(2.57)	19.91	15.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36(a)	1.36	1.41	1.47	1.57	2.84
Expenses after expense reductions (f)	1.24(a)	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	(0.05)(a)	(0.03)	0.23	1.22	0.11	0.15
Portfolio turnover	38(n)	80	75	64	90	90
Net assets at end of period (000 omitted)	$17,517	$16,870	$9,315	$9,647	$72	$60
See Notes to Financial Statements
22

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$17.61	$11.35	$12.83	$13.88	$11.92	$10.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.03	$0.06	$0.05	$0.05	$0.05
Net realized and unrealized gain (loss)	0.17	6.29	(1.28)	(0.42)	2.33	1.56
Total from investment operations	$0.19	$6.32	$(1.22)	$(0.37)	$2.38	$1.61
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.09)	$(0.04)	$(0.03)	$(0.01)
From net realized gain	—	—	(0.17)	(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$—	$(0.06)	$(0.26)	$(0.68)	$(0.42)	$(0.05)
Net asset value, end of period (x)	$17.80	$17.61	$11.35	$12.83	$13.88	$11.92
Total return (%) (r)(s)(t)(x)	1.08(n)	55.83	(9.92)	(2.23)	20.21	15.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11(a)	1.12	1.16	1.21	1.32	2.59
Expenses after expense reductions (f)	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.19(a)	0.23	0.52	0.38	0.36	0.40
Portfolio turnover	38(n)	80	75	64	90	90
Net assets at end of period (000 omitted)	$594	$667	$537	$70	$72	$60
See Notes to Financial Statements
23

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$17.68	$11.40	$12.84	$13.91	$11.94	$10.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.07	$0.10	$0.09	$0.08	$0.07
Net realized and unrealized gain (loss)	0.18	6.30	(1.28)	(0.45)	2.34	1.57
Total from investment operations	$0.22	$6.37	$(1.18)	$(0.36)	$2.42	$1.64
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.09)	$(0.07)	$(0.06)	$(0.03)
From net realized gain	—	—	(0.17)	(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$—	$(0.09)	$(0.26)	$(0.71)	$(0.45)	$(0.07)
Net asset value, end of period (x)	$17.90	$17.68	$11.40	$12.84	$13.91	$11.94
Total return (%) (r)(s)(t)(x)	1.24(n)	56.09	(9.60)	(2.09)	20.54	15.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86(a)	0.87	0.95	0.96	1.07	2.34
Expenses after expense reductions (f)	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.45(a)	0.53	0.96	0.63	0.61	0.65
Portfolio turnover	38(n)	80	75	64	90	90
Net assets at end of period (000 omitted)	$22,633	$23,281	$19,044	$71	$73	$60
See Notes to Financial Statements
24

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$17.70	$11.40	$12.85	$13.91	$11.94	$10.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.09	$0.10	$0.10	$0.09	$0.08
Net realized and unrealized gain (loss)	0.18	6.32	(1.28)	(0.44)	2.34	1.57
Total from investment operations	$0.23	$6.41	$(1.18)	$(0.34)	$2.43	$1.65
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.10)	$(0.08)	$(0.07)	$(0.04)
From net realized gain	—	—	(0.17)	(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$—	$(0.11)	$(0.27)	$(0.72)	$(0.46)	$(0.08)
Net asset value, end of period (x)	$17.93	$17.70	$11.40	$12.85	$13.91	$11.94
Total return (%) (r)(s)(t)(x)	1.30(n)	56.40	(9.59)	(1.93)	20.62	15.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76(a)	0.77	0.82	0.88	0.99	1.22
Expenses after expense reductions (f)	0.64(a)	0.65	0.65	0.66	0.65	0.69
Net investment income (loss)	0.55(a)	0.60	0.83	0.72	0.71	0.73
Portfolio turnover	38(n)	80	75	64	90	90
Net assets at end of period (000 omitted)	$127,905	$136,883	$102,332	$53,947	$49,503	$46,259
See Notes to Financial Statements
25

Financial Highlights – continued
Class 529A	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17(i)
Net asset value, beginning of period	$17.59	$11.34	$12.78	$13.85	$11.90	$10.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.03	$0.06	$0.05	$0.02	$0.04
Net realized and unrealized gain (loss)	0.17	6.28	(1.28)	(0.44)	2.35	1.19
Total from investment operations	$0.19	$6.31	$(1.22)	$(0.39)	$2.37	$1.23
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.05)	$(0.04)	$(0.03)	$(0.03)
From net realized gain	—	—	(0.17)	(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$—	$(0.06)	$(0.22)	$(0.68)	$(0.42)	$(0.07)
Net asset value, end of period (x)	$17.78	$17.59	$11.34	$12.78	$13.85	$11.90
Total return (%) (r)(s)(t)(x)	1.08(n)	55.75	(9.88)	(2.34)	20.13	11.47(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16(a)	1.16	1.21	1.27	1.34	1.77(a)
Expenses after expense reductions (f)	1.01(a)	1.02	1.02	1.02	1.03	1.04(a)
Net investment income (loss)	0.18(a)	0.20	0.45	0.35	0.17	0.36(a)
Portfolio turnover	38(n)	80	75	64	90	90
Net assets at end of period (000 omitted)	$11,986	$11,396	$7,188	$8,049	$8,175	$287
See Notes to Financial Statements
26

Financial Highlights – continued
Class 529B	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17(i)
Net asset value, beginning of period	$17.24	$11.11	$12.54	$13.66	$11.80	$10.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.03	$(0.02)	$(0.06)	$(0.07)	$(0.04)
Net realized and unrealized gain (loss)	0.18	6.14	(1.24)	(0.42)	2.32	1.18
Total from investment operations	$0.19	$6.17	$(1.26)	$(0.48)	$2.25	$1.14
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$—	$—	$—	$—
From net realized gain	—	—	(0.17)	(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$—	$(0.04)	$(0.17)	$(0.64)	$(0.39)	$(0.04)
Net asset value, end of period (x)	$17.43	$17.24	$11.11	$12.54	$13.66	$11.80
Total return (%) (r)(s)(t)(x)	1.10(n)	55.66	(10.31)	(3.08)	19.30	10.67(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16(a)	1.17	1.76	2.01	2.10	2.91(a)
Expenses after expense reductions (f)	1.04(a)	1.04	1.59	1.79	1.79	1.79(a)
Net investment income (loss)	0.15(a)	0.22	(0.12)	(0.43)	(0.54)	(0.42)(a)
Portfolio turnover	38(n)	80	75	64	90	90
Net assets at end of period (000 omitted)	$274	$297	$261	$369	$459	$55
See Notes to Financial Statements
27

Financial Highlights – continued
Class 529C	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17(i)
Net asset value, beginning of period	$17.10	$11.07	$12.53	$13.65	$11.79	$10.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$(0.07)	$(0.04)	$(0.06)	$(0.08)	$(0.04)
Net realized and unrealized gain (loss)	0.18	6.10	(1.25)	(0.42)	2.33	1.18
Total from investment operations	$0.18	$6.03	$(1.29)	$(0.48)	$2.25	$1.14
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	—	(0.17)	(0.64)	(0.39)	(0.04)
Total distributions declared to shareholders	$—	$—	$(0.17)	$(0.64)	$(0.39)	$(0.04)
Net asset value, end of period (x)	$17.28	$17.10	$11.07	$12.53	$13.65	$11.79
Total return (%) (r)(s)(t)(x)	1.05(n)	54.47	(10.56)	(3.08)	19.31	10.68(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29(a)	1.92	1.96	2.02	2.08	2.84(a)
Expenses after expense reductions (f)	1.17(a)	1.79	1.79	1.79	1.79	1.79(a)
Net investment income (loss)	0.02(a)	(0.51)	(0.32)	(0.43)	(0.61)	(0.39)(a)
Portfolio turnover	38(n)	80	75	64	90	90
Net assets at end of period (000 omitted)	$1,194	$1,320	$1,278	$1,588	$1,721	$78

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For Class 529A, Class 529B, and Class 529C, the period is from the class inception, July 14, 2016, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
28

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research Small Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
29

Notes to Financial Statements (unaudited) - continued
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$352,761,599	$—	$—	$352,761,599
Mutual Funds	5,019,189	—	—	5,019,189
Total	$357,780,788	$—	$—	$357,780,788
30

Notes to Financial Statements (unaudited) - continued
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $246,490. The fair value of the fund's investment securities on loan and a related liability of $250,341 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
31

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/21
Ordinary income (including any short-term capital gains)	$1,950,036
32

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/21
Cost of investments	$291,962,059
Gross appreciation	81,665,556
Gross depreciation	(15,846,827)
Net unrealized appreciation (depreciation)	$ 65,818,729
As of 5/31/21
Undistributed ordinary income	6,726,643
Undistributed long-term capital gain	9,382,402
Late year ordinary loss deferral	(263,254)
Net unrealized appreciation (depreciation)	91,805,120
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Class 529B and Class 529C shares will convert to Class 529A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/21	Year ended 5/31/21
Class A	$—	$281,690
Class I	—	538,727
Class R2	—	35,392
Class R3	—	2,852
Class R4	—	126,083
Class R6	—	929,489
Class 529A	—	34,882
Class 529B	—	921
Total	$—	$1,950,036
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.65%
In excess of $1 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion	0.575%
33

Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended November 30, 2021, this management fee reduction amounted to $24,270, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2021 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
					Classes
A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.70%	1.04%	1.79%	1.79%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2022. For the six months ended November 30, 2021, this reduction amounted to $200,506, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $10,244 and $1,537 for the six months ended November 30, 2021, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
34

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 75,068
Class B	0.75%	0.25%	1.00%	1.00%	3,710
Class C	0.75%	0.25%	1.00%	1.00%	37,533
Class R1	0.75%	0.25%	1.00%	1.00%	25,276
Class R2	0.25%	0.25%	0.50%	0.50%	44,630
Class R3	—	0.25%	0.25%	0.25%	858
Class 529A	—	0.25%	0.25%	0.22%	14,957
Class 529B	0.75%	0.25%	1.00%	0.25%	372
Class 529C	0.75%	0.25%	1.00%	0.38%	2,426
Total Distribution and Service Fees					$204,830
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2021, this rebate amounted to $1,809 and $11 for Class 529A and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the six months ended November 30, 2021, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341. For the period July 1, 2021 through November 30, 2021, the 0.75% distribution fee was not imposed for Class 529C shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2021, were as follows:
Amount
Class A	$7
Class B	24
Class C	506
Class 529B	2
Class 529C	2
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into
35

Notes to Financial Statements (unaudited) - continued
an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2021, were as follows:
Fee
Class 529A	$2,992
Class 529B	74
Class 529C	322
Total Program Manager Fees	$3,388
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2021, the fee was $16,971, which equated to 0.0092% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $135,024.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2021 was equivalent to an annual effective rate of 0.0161% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS redeemed 5,527 shares of Class R1 for an aggregate amount of $92,469. On June 18, 2021, MFS redeemed 5,560 shares of Class R2 for an aggregate amount of $95,190.
36

Notes to Financial Statements (unaudited) - continued
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended November 30, 2021, the fund engaged in purchase transactions pursuant to this policy, which amounted to $1,161,684.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2021, this reimbursement amounted to $33,555, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended November 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $137,818,020 and $141,574,079, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/21		Year ended 5/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	648,162	$11,604,848	1,342,830	$19,548,164
Class B	21,903	376,461	8,948	144,089
Class C	46,242	799,340	152,971	2,115,401
Class I	2,953,868	53,081,128	2,871,267	41,326,762
Class R1	23,973	420,375	94,078	1,255,898
Class R2	187,017	3,348,732	398,449	5,382,155
Class R3	3,998	72,896	8,625	126,678
Class R4	42,894	778,803	233,355	3,608,175
Class R6	756,809	13,392,268	2,363,787	30,749,204
Class 529A	50,206	895,274	128,389	1,903,742
Class 529B	286	5,000	121	1,418
Class 529C	1,961	34,116	11,439	147,696
	4,737,319	$84,809,241	7,614,259	$106,309,382
37

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/21		Year ended 5/31/21
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	6,883	$99,523
Class I	—	—	37,095	538,621
Class R2	—	—	2,449	35,392
Class R3	—	—	197	2,852
Class R4	—	—	8,677	126,083
Class R6	—	—	63,842	928,265
Class 529A	—	—	2,399	34,720
Class 529B	—	—	65	921
	—	$—	121,607	$1,766,377
Shares reacquired
Class A	(2,555,888)	$(45,517,827)	(2,229,873)	$(30,946,092)
Class B	(10,942)	(185,563)	(7,956)	(107,610)
Class C	(68,140)	(1,178,022)	(178,187)	(2,440,120)
Class I	(661,857)	(11,933,142)	(3,029,703)	(44,006,528)
Class R1	(20,998)	(365,198)	(63,920)	(879,182)
Class R2	(159,950)	(2,847,687)	(262,117)	(3,503,670)
Class R3	(8,513)	(164,093)	(18,265)	(297,969)
Class R4	(95,295)	(1,766,138)	(596,473)	(8,606,409)
Class R6	(1,356,943)	(24,321,348)	(3,665,758)	(50,853,322)
Class 529A	(24,127)	(431,835)	(116,676)	(1,580,828)
Class 529B	(1,816)	(32,074)	(6,471)	(90,447)
Class 529C	(10,020)	(172,609)	(49,697)	(677,008)
	(4,974,489)	$(88,915,536)	(10,225,096)	$(143,989,185)
Net change
Class A	(1,907,726)	$(33,912,979)	(880,160)	$(11,298,405)
Class B	10,961	190,898	992	36,479
Class C	(21,898)	(378,682)	(25,216)	(324,719)
Class I	2,292,011	41,147,986	(121,341)	(2,141,145)
Class R1	2,975	55,177	30,158	376,716
Class R2	27,067	501,045	138,781	1,913,877
Class R3	(4,515)	(91,197)	(9,443)	(168,439)
Class R4	(52,401)	(987,335)	(354,441)	(4,872,151)
Class R6	(600,134)	(10,929,080)	(1,238,129)	(19,175,853)
Class 529A	26,079	463,439	14,112	357,634
Class 529B	(1,530)	(27,074)	(6,285)	(88,108)
Class 529C	(8,059)	(138,493)	(38,258)	(529,312)
	(237,170)	$(4,106,295)	(2,489,230)	$(35,913,426)
38

Notes to Financial Statements (unaudited) - continued
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 4%, 3%, 3%, 2%, 2%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2021, the fund’s commitment fee and interest expense were $680 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,215,555	$21,792,987	$22,239,694	$—	$—	$4,768,848

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$633	$—
39

Notes to Financial Statements (unaudited) - continued
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(9) LIBOR Transition
Certain of the fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts. While the cessation of the one-week and two-month U.S. dollar LIBOR tenors along with certain other non-U.S. dollar denominated LIBOR settings at December 31, 2021 did not have a material impact on the fund, management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(10) Subsequent Event
On December 8, 2021, the Board of Trustees of the fund approved the termination of Class 529A, Class 529B, and Class 529C shares of the fund effective on or about June 9, 2022. In connection with the termination, all sales of Class 529B and Class 529C shares will be suspended effective after the close of business on or about March 18, 2022, and Class 529B and Class 529C shares will be converted into Class 529A shares of the fund effective on or about March 21, 2022. In addition, effective after the close of business on or about May 13, 2022, all sales and redemptions of Class 529A shares will be suspended in anticipation of a complete redemption of Class 529A shares on or about May 20, 2022. Please see the fund's prospectus for details.
40

Board Review of Investment Advisory Agreement
MFS Blended Research Small Cap Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)
41

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by
42

Board Review of Investment Advisory Agreement - continued
Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
43

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.
44

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
45

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2021
MFS®  Blended Research®
Growth Equity Fund
BRW-SEM

MFS® Blended Research®
Growth Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as variants of the virus appear, the effectiveness of vaccines appears to wane over time, and their uneven distribution impacts the developing world.
After having taken aggressive steps to cushion the economic and market fallout related to the virus, some global central banks have begun to recalibrate monetary policy. For example, the U.S. Federal Reserve has begun to taper its bond buying, which has pushed up Treasury yields, particularly on the short end of the yield curve. Fiscal stimulus has been abundant as the U.S. Congress passed a $1.9 trillion COVID-19 relief bill in March and a $1.1 trillion infrastructure bill in November. Along with the high levels of government spending, production and transportation bottlenecks and labor shortages stemming from the pandemic have fueled a rise in inflation.
Since midyear, global economic growth has moderated, with the spread of the Delta and Omicron variants of the coronavirus and a regulatory crackdown in China featuring prominently. Stress in China’s property development sector has contributed to a slowdown there. Tightening global energy and raw materials supplies are a further concern for investors.
The policy measures put in place to counteract the pandemic’s effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
January 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Apple, Inc.	10.5%
Microsoft Corp.	10.3%
Amazon.com, Inc.	5.8%
Meta Platforms, Inc., “A”	4.7%
Tesla, Inc.	2.8%
Alphabet, Inc., “A”	2.8%
Adobe Systems, Inc.	2.8%
Alphabet, Inc., “C”	2.7%
NVIDIA Corp.	2.4%
Advanced Micro Devices	2.1%
GICS equity sectors (g)
Information Technology	46.6%
Consumer Discretionary	18.3%
Communication Services	11.8%
Health Care	9.5%
Industrials	4.7%
Consumer Staples	2.7%
Real Estate	2.6%
Financials	2.0%
Energy	0.6%
Materials	0.5%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2021 through November 30, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2021 through November 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/21	Ending Account Value 11/30/21	Expenses Paid During Period (p) 6/01/21-11/30/21
A	Actual	0.74%	$1,000.00	$1,144.78	$3.98
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
B	Actual	1.49%	$1,000.00	$1,140.82	$8.00
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
C	Actual	1.49%	$1,000.00	$1,140.90	$8.00
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
I	Actual	0.49%	$1,000.00	$1,146.46	$2.64
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R1	Actual	1.49%	$1,000.00	$1,140.90	$8.00
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
R2	Actual	0.99%	$1,000.00	$1,143.92	$5.32
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
R3	Actual	0.74%	$1,000.00	$1,145.27	$3.98
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R4	Actual	0.49%	$1,000.00	$1,146.32	$2.64
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R6	Actual	0.40%	$1,000.00	$1,147.31	$2.15
	Hypothetical (h)	0.40%	$1,000.00	$1,023.06	$2.03
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 0.4%
Northrop Grumman Corp.	2,819	$ 983,267
Apparel Manufacturers – 0.9%
NIKE, Inc., “B”	13,421	$ 2,271,370
Automotive – 3.0%
Lear Corp.	1,912	$ 320,815
Tesla, Inc. (a)	6,528	7,472,993
		$7,793,808
Biotechnology – 2.1%
Exelixis, Inc. (a)	11,340	$ 190,399
Illumina, Inc. (a)	1,310	478,582
Incyte Corp. (a)	13,302	900,811
Moderna, Inc. (a)	5,123	1,805,499
Vertex Pharmaceuticals, Inc. (a)	10,941	2,045,311
		$5,420,602
Brokerage & Asset Managers – 0.2%
KKR & Co., Inc.	8,869	$ 660,297
Business Services – 4.3%
Accenture PLC, “A”	13,547	$ 4,841,698
Dropbox, Inc. (a)	110,327	2,715,147
PayPal Holdings, Inc. (a)	19,903	3,679,866
		$11,236,711
Cable TV – 1.2%
Charter Communications, Inc., “A” (a)	4,965	$ 3,208,780
Computer Software – 16.3%
Adobe Systems, Inc. (a)	10,815	$ 7,244,428
Atlassian Corp. PLC, “A” (a)	10,001	3,763,576
Autodesk, Inc. (a)	4,098	1,041,670
CrowdStrike Holdings, Inc. (a)	12,321	2,675,382
DocuSign, Inc. (a)	3,925	966,963
Microsoft Corp.	81,698	27,008,542
		$42,700,561
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 14.0%
Apple, Inc.	166,070	$ 27,451,371
EPAM Systems, Inc. (a)	4,952	3,013,540
ServiceNow, Inc. (a)	5,576	3,611,575
SS&C Technologies Holdings, Inc.	10,892	831,386
TransUnion	7,266	807,907
Zebra Technologies Corp., “A” (a)	1,722	1,013,879
		$36,729,658
Construction – 0.2%
Sherwin-Williams Co.	1,461	$ 483,942
Consumer Products – 1.1%
Colgate-Palmolive Co.	38,765	$ 2,908,150
Consumer Services – 0.4%
Booking Holdings, Inc. (a)	470	$ 987,869
Containers – 0.1%
Graphic Packaging Holding Co.	16,741	$ 330,467
Electronics – 10.0%
Advanced Micro Devices (a)	34,350	$ 5,440,009
Applied Materials, Inc.	34,041	5,010,495
Lam Research Corp.	4,031	2,740,475
NVIDIA Corp.	19,468	6,361,364
NXP Semiconductors N.V.	12,952	2,892,959
Texas Instruments, Inc.	19,478	3,746,983
		$26,192,285
Energy - Independent – 0.3%
EOG Resources, Inc.	10,119	$ 880,353
Food & Beverages – 0.8%
General Mills, Inc.	13,802	$ 852,550
PepsiCo, Inc.	8,057	1,287,347
		$2,139,897
Food & Drug Stores – 0.7%
Albertsons Cos., Inc., “A”	10,127	$ 356,369
Wal-Mart Stores, Inc.	10,152	1,427,676
		$1,784,045
Gaming & Lodging – 0.5%
Marriott International, Inc., “A” (a)	9,348	$ 1,379,391
General Merchandise – 0.1%
Five Below, Inc. (a)	1,549	$ 315,129
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 0.2%
Cigna Corp.	2,665	$ 511,413
Insurance – 0.5%
MetLife, Inc.	21,884	$ 1,283,715
Internet – 11.3%
Alphabet, Inc., “A” (a)	2,582	$ 7,327,587
Alphabet, Inc., “C” (a)	2,494	7,105,506
Gartner, Inc. (a)	8,960	2,797,760
GoDaddy, Inc. (a)	2,742	192,406
Meta Platforms, Inc., “A” (a)	37,703	12,233,115
		$29,656,374
Leisure & Toys – 1.4%
Brunswick Corp.	13,809	$ 1,296,803
Electronic Arts, Inc.	9,630	1,196,239
Polaris, Inc.	11,690	1,306,825
		$3,799,867
Machinery & Tools – 1.5%
AGCO Corp.	9,421	$ 1,038,288
Eaton Corp. PLC	16,536	2,679,824
Ingersoll Rand, Inc.	5,332	311,069
		$4,029,181
Major Banks – 0.2%
Goldman Sachs Group, Inc.	1,436	$ 547,102
Medical & Health Technology & Services – 2.2%
Charles River Laboratories International, Inc. (a)	2,883	$ 1,054,803
HCA Healthcare, Inc.	4,684	1,056,664
Laboratory Corp. of America Holdings (a)	1,173	334,692
McKesson Corp.	12,744	2,762,390
Syneos Health, Inc. (a)	5,539	538,169
		$5,746,718
Medical Equipment – 2.7%
Align Technology, Inc. (a)	3,361	$ 2,055,352
Boston Scientific Corp. (a)	33,057	1,258,480
Bruker BioSciences Corp.	2,056	166,516
Danaher Corp.	5,980	1,923,407
Maravai Lifesciences Holdings, Inc., “A” (a)	35,189	1,616,583
		$7,020,338
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 0.3%
Cheniere Energy, Inc.	7,470	$ 782,931
Other Banks & Diversified Financials – 2.2%
American Express Co.	1,300	$ 197,990
Mastercard, Inc., “A”	3,466	1,091,513
Moody's Corp.	2,995	1,169,967
SLM Corp.	72,410	1,287,450
Visa, Inc., “A”	11,324	2,194,251
		$5,941,171
Pharmaceuticals – 2.4%
Eli Lilly & Co.	12,480	$ 3,095,539
Johnson & Johnson	13,962	2,177,095
Merck & Co., Inc.	12,911	967,163
		$6,239,797
Real Estate – 2.6%
Extra Space Storage, Inc., REIT	17,137	$ 3,427,400
National Storage Affiliates Trust, REIT	9,400	576,972
Public Storage, Inc., REIT	7,326	2,398,386
Simon Property Group, Inc., REIT	3,191	487,712
		$6,890,470
Restaurants – 2.4%
Domino's Pizza, Inc.	928	$ 486,402
Starbucks Corp.	31,301	3,431,841
Texas Roadhouse, Inc.	12,764	1,058,646
Yum China Holdings, Inc.	29,177	1,461,768
		$6,438,657
Specialty Chemicals – 0.2%
Linde PLC	1,770	$ 563,108
Specialty Stores – 10.0%
Amazon.com, Inc. (a)	4,330	$ 15,185,613
AutoZone, Inc. (a)	1,073	1,949,716
Bath & Body Works, Inc.	5,040	378,655
Burlington Stores, Inc. (a)	3,559	1,043,250
Home Depot, Inc.	11,245	4,504,860
Ross Stores, Inc.	21,559	2,351,871
TJX Cos., Inc.	8,526	591,704
Ulta Beauty, Inc. (a)	731	280,668
		$26,286,337
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.1%
Philip Morris International, Inc.	2,086	$ 179,271
Trucking – 2.5%
J.B. Hunt Transport Services, Inc.	1,867	$ 356,896
Old Dominion Freight Line, Inc.	6,172	2,192,109
United Parcel Service, Inc., “B”	19,840	3,935,661
		$6,484,666
Total Common Stocks (Identified Cost, $143,514,048)		$ 260,807,698
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 0.05% (v) (Identified Cost, $1,770,605)	1,770,605	$ 1,770,604

Other Assets, Less Liabilities – (0.0)%		(53,491)
Net Assets – 100.0%		$ 262,524,811

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,770,604 and $260,807,698, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 11/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $143,514,048)	$260,807,698
Investments in affiliated issuers, at value (identified cost, $1,770,605)	1,770,604
Receivables for
Fund shares sold	271,669
Dividends	160,115
Receivable from investment adviser	20,244
Other assets	41,103
Total assets	$263,071,433
Liabilities
Payables for
Fund shares reacquired	$484,357
Payable to affiliates
Administrative services fee	253
Shareholder servicing costs	13,329
Distribution and service fees	344
Payable for independent Trustees' compensation	321
Accrued expenses and other liabilities	48,018
Total liabilities	$546,622
Net assets	$262,524,811
Net assets consist of
Paid-in capital	$103,920,867
Total distributable earnings (loss)	158,603,944
Net assets	$262,524,811
Shares of beneficial interest outstanding	11,326,571
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$16,163,895	702,616	$23.01
Class B	640,928	28,565	22.44
Class C	1,131,388	50,450	22.43
Class I	66,292,762	2,861,116	23.17
Class R1	352,401	15,713	22.43
Class R2	214,276	9,296	23.05
Class R3	149,399	6,468	23.10
Class R4	142,478	6,144	23.19
Class R6	177,437,284	7,646,203	23.21

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $24.41 [100 / 94.25 x $23.01]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 11/30/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$936,865
Other	3,409
Dividends from affiliated issuers	463
Income on securities loaned	68
Foreign taxes withheld	(1,084)
Total investment income	$939,721
Expenses
Management fee	$525,913
Distribution and service fees	71,849
Shareholder servicing costs	46,937
Administrative services fee	22,674
Independent Trustees' compensation	2,802
Custodian fee	7,794
Shareholder communications	4,612
Audit and tax fees	28,393
Legal fees	786
Registration fees	61,240
Miscellaneous	15,307
Total expenses	$788,307
Reduction of expenses by investment adviser	(152,791)
Net expenses	$635,516
Net investment income (loss)	$304,205
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$26,440,891
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$10,334,473
Affiliated issuers	(1)
Net unrealized gain (loss)	$10,334,472
Net realized and unrealized gain (loss)	$36,775,363
Change in net assets from operations	$37,079,568
See Notes to Financial Statements
12

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21
Change in net assets
From operations
Net investment income (loss)	$304,205	$753,957
Net realized gain (loss)	26,440,891	26,223,993
Net unrealized gain (loss)	10,334,472	45,439,400
Change in net assets from operations	$37,079,568	$72,417,350
Total distributions to shareholders	$—	$(15,472,121)
Change in net assets from fund share transactions	$(38,202,142)	$(582,973)
Total change in net assets	$(1,122,574)	$56,362,256
Net assets
At beginning of period	263,647,385	207,285,129
At end of period	$262,524,811	$263,647,385
See Notes to Financial Statements
13

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$20.10	$15.79	$13.25	$14.09	$12.07	$10.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.02	$0.06	$0.08	$0.08	$0.08
Net realized and unrealized gain (loss)	2.91	5.50	3.12	(0.03)(g)	2.12	1.77
Total from investment operations	$2.91	$5.52	$3.18	$0.05	$2.20	$1.85
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$(0.08)	$(0.07)	$(0.07)	$(0.03)
From net realized gain	—	(1.17)	(0.56)	(0.82)	(0.11)	—
Total distributions declared to shareholders	$—	$(1.21)	$(0.64)	$(0.89)	$(0.18)	$(0.03)
Net asset value, end of period (x)	$23.01	$20.10	$15.79	$13.25	$14.09	$12.07
Total return (%) (r)(s)(t)(x)	14.48(n)	35.89	24.34	0.95	18.28	18.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85(a)	0.86	0.90	0.89	0.90	1.47
Expenses after expense reductions (f)	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.02(a)	0.08	0.42	0.59	0.61	0.68
Portfolio turnover	25(n)	71	61	60	73	57
Net assets at end of period (000 omitted)	$16,164	$71,049	$57,531	$52,918	$55,474	$1,318
See Notes to Financial Statements
14

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$19.67	$15.55	$13.08	$13.95	$11.98	$10.22
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.12)	$(0.05)	$(0.02)	$(0.03)	$(0.01)
Net realized and unrealized gain (loss)	2.85	5.41	3.08	(0.03)(g)	2.11	1.77
Total from investment operations	$2.77	$5.29	$3.03	$(0.05)	$2.08	$1.76
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	(1.17)	(0.56)	(0.82)	(0.11)	—
Total distributions declared to shareholders	$—	$(1.17)	$(0.56)	$(0.82)	$(0.11)	$—
Net asset value, end of period (x)	$22.44	$19.67	$15.55	$13.08	$13.95	$11.98
Total return (%) (r)(s)(t)(x)	14.08(n)	34.89	23.42	0.17	17.40	17.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61(a)	1.61	1.65	1.64	1.65	2.42
Expenses after expense reductions (f)	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.77)(a)	(0.67)	(0.33)	(0.14)	(0.25)	(0.08)
Portfolio turnover	25(n)	71	61	60	73	57
Net assets at end of period (000 omitted)	$641	$550	$408	$428	$333	$249
See Notes to Financial Statements
15

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$19.66	$15.54	$13.07	$13.95	$11.97	$10.22
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.12)	$(0.05)	$(0.01)	$(0.03)	$(0.01)
Net realized and unrealized gain (loss)	2.85	5.41	3.08	(0.05)(g)	2.12	1.76
Total from investment operations	$2.77	$5.29	$3.03	$(0.06)	$2.09	$1.75
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.00)(w)	$—	$—
From net realized gain	—	(1.17)	(0.56)	(0.82)	(0.11)	—
Total distributions declared to shareholders	$—	$(1.17)	$(0.56)	$(0.82)	$(0.11)	$—
Net asset value, end of period (x)	$22.43	$19.66	$15.54	$13.07	$13.95	$11.97
Total return (%) (r)(s)(t)(x)	14.09(n)	34.91	23.44	0.13	17.50	17.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61(a)	1.60	1.65	1.65	1.65	2.41
Expenses after expense reductions (f)	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.77)(a)	(0.67)	(0.33)	(0.11)	(0.26)	(0.05)
Portfolio turnover	25(n)	71	61	60	73	57
Net assets at end of period (000 omitted)	$1,131	$859	$613	$525	$338	$159
See Notes to Financial Statements
16

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$20.21	$15.87	$13.31	$14.17	$12.10	$10.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.06	$0.10	$0.13	$0.10	$0.10
Net realized and unrealized gain (loss)	2.94	5.54	3.14	(0.05)(g)	2.14	1.78
Total from investment operations	$2.96	$5.60	$3.24	$0.08	$2.24	$1.88
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.12)	$(0.12)	$(0.06)	$(0.04)
From net realized gain	—	(1.17)	(0.56)	(0.82)	(0.11)	—
Total distributions declared to shareholders	$—	$(1.26)	$(0.68)	$(0.94)	$(0.17)	$(0.04)
Net asset value, end of period (x)	$23.17	$20.21	$15.87	$13.31	$14.17	$12.10
Total return (%) (r)(s)(t)(x)	14.65(n)	36.23	24.71	1.18	18.57	18.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61(a)	0.60	0.65	0.64	0.65	1.32
Expenses after expense reductions (f)	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	0.17(a)	0.33	0.68	0.98	0.75	0.91
Portfolio turnover	25(n)	71	61	60	73	57
Net assets at end of period (000 omitted)	$66,293	$4,866	$2,366	$1,560	$195	$673
See Notes to Financial Statements
17

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$19.66	$15.54	$13.08	$13.95	$11.98	$10.22
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.12)	$(0.05)	$(0.02)	$(0.04)	$(0.01)
Net realized and unrealized gain (loss)	2.85	5.41	3.07	(0.03)(g)	2.12	1.77
Total from investment operations	$2.77	$5.29	$3.02	$(0.05)	$2.08	$1.76
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	(1.17)	(0.56)	(0.82)	(0.11)	—
Total distributions declared to shareholders	$—	$(1.17)	$(0.56)	$(0.82)	$(0.11)	$—
Net asset value, end of period (x)	$22.43	$19.66	$15.54	$13.08	$13.95	$11.98
Total return (%) (r)(s)(t)(x)	14.09(n)	34.91	23.34	0.18	17.40	17.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61(a)	1.60	1.64	1.64	1.65	2.49
Expenses after expense reductions (f)	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.77)(a)	(0.67)	(0.33)	(0.16)	(0.27)	(0.05)
Portfolio turnover	25(n)	71	61	60	73	57
Net assets at end of period (000 omitted)	$352	$320	$87	$170	$166	$175
See Notes to Financial Statements
18

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$20.15	$15.84	$13.29	$14.10	$12.06	$10.24
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.03)	$0.03	$0.04	$0.03	$0.05
Net realized and unrealized gain (loss)	2.93	5.52	3.13	(0.03)(g)	2.14	1.77
Total from investment operations	$2.90	$5.49	$3.16	$0.01	$2.17	$1.82
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$(0.05)	$—	$(0.02)	$—
From net realized gain	—	(1.17)	(0.56)	(0.82)	(0.11)	—
Total distributions declared to shareholders	$—	$(1.18)	$(0.61)	$(0.82)	$(0.13)	$—
Net asset value, end of period (x)	$23.05	$20.15	$15.84	$13.29	$14.10	$12.06
Total return (%) (r)(s)(t)(x)	14.39(n)	35.52	24.10	0.61	18.04	17.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10(a)	1.11	1.16	1.14	1.15	2.02
Expenses after expense reductions (f)	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	(0.27)(a)	(0.17)	0.17	0.29	0.25	0.44
Portfolio turnover	25(n)	71	61	60	73	57
Net assets at end of period (000 omitted)	$214	$182	$266	$106	$175	$130
See Notes to Financial Statements
19

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$20.17	$15.85	$13.30	$14.14	$12.09	$10.25
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$0.02	$0.06	$0.08	$0.07	$0.07
Net realized and unrealized gain (loss)	2.93	5.52	3.14	(0.03)(g)	2.13	1.79
Total from investment operations	$2.93	$5.54	$3.20	$0.05	$2.20	$1.86
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$(0.09)	$(0.07)	$(0.04)	$(0.02)
From net realized gain	—	(1.17)	(0.56)	(0.82)	(0.11)	—
Total distributions declared to shareholders	$—	$(1.22)	$(0.65)	$(0.89)	$(0.15)	$(0.02)
Net asset value, end of period (x)	$23.10	$20.17	$15.85	$13.30	$14.14	$12.09
Total return (%) (r)(s)(t)(x)	14.53(n)	35.85	24.35	0.98	18.23	18.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86(a)	0.85	0.90	0.89	0.90	1.84
Expenses after expense reductions (f)	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	(0.03)(a)	0.08	0.42	0.59	0.49	0.67
Portfolio turnover	25(n)	71	61	60	73	57
Net assets at end of period (000 omitted)	$149	$130	$90	$72	$72	$61
See Notes to Financial Statements
20

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$20.23	$15.87	$13.32	$14.17	$12.10	$10.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.06	$0.10	$0.12	$0.10	$0.10
Net realized and unrealized gain (loss)	2.93	5.56	3.13	(0.04)(g)	2.15	1.78
Total from investment operations	$2.96	$5.62	$3.23	$0.08	$2.25	$1.88
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.12)	$(0.11)	$(0.07)	$(0.04)
From net realized gain	—	(1.17)	(0.56)	(0.82)	(0.11)	—
Total distributions declared to shareholders	$—	$(1.26)	$(0.68)	$(0.93)	$(0.18)	$(0.04)
Net asset value, end of period (x)	$23.19	$20.23	$15.87	$13.32	$14.17	$12.10
Total return (%) (r)(s)(t)(x)	14.63(n)	36.34	24.60	1.18	18.65	18.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61(a)	0.60	0.65	0.64	0.65	1.58
Expenses after expense reductions (f)	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	0.23(a)	0.33	0.67	0.84	0.74	0.93
Portfolio turnover	25(n)	71	61	60	73	57
Net assets at end of period (000 omitted)	$142	$124	$91	$73	$72	$61
See Notes to Financial Statements
21

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$20.23	$15.89	$13.32	$14.18	$12.11	$10.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.08	$0.11	$0.13	$0.11	$0.11
Net realized and unrealized gain (loss)	2.95	5.53	3.16	(0.05)(g)	2.15	1.78
Total from investment operations	$2.98	$5.61	$3.27	$0.08	$2.26	$1.89
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.14)	$(0.12)	$(0.08)	$(0.04)
From net realized gain	—	(1.17)	(0.56)	(0.82)	(0.11)	—
Total distributions declared to shareholders	$—	$(1.27)	$(0.70)	$(0.94)	$(0.19)	$(0.04)
Net asset value, end of period (x)	$23.21	$20.23	$15.89	$13.32	$14.18	$12.11
Total return (%) (r)(s)(t)(x)	14.73(n)	36.29	24.86	1.22	18.71	18.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52(a)	0.52	0.55	0.55	0.57	0.65
Expenses after expense reductions (f)	0.40(a)	0.40	0.39	0.40	0.39	0.43
Net investment income (loss)	0.31(a)	0.42	0.77	0.93	0.83	0.97
Portfolio turnover	25(n)	71	61	60	73	57
Net assets at end of period (000 omitted)	$177,437	$185,568	$145,833	$126,840	$128,183	$122,177

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
22

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research Growth Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
23

Notes to Financial Statements (unaudited) - continued
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$260,807,698	$—	$—	$260,807,698
Mutual Funds	1,770,604	—	—	1,770,604
Total	$262,578,302	$—	$—	$262,578,302
24

Notes to Financial Statements (unaudited) - continued
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2021, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
25

Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/21
Ordinary income (including any short-term capital gains)	$3,415,180
Long-term capital gains	12,056,941
Total distributions	$15,472,121
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/21
Cost of investments	$145,849,423
Gross appreciation	120,905,591
Gross depreciation	(4,176,712)
Net unrealized appreciation (depreciation)	$116,728,879
As of 5/31/21
Undistributed ordinary income	7,138,745
Undistributed long-term capital gain	7,977,029
Net unrealized appreciation (depreciation)	106,408,602
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
26

Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/21	Year ended 5/31/21
Class A	$—	$3,947,086
Class B	—	35,800
Class C	—	51,162
Class I	—	217,273
Class R1	—	8,173
Class R2	—	20,775
Class R3	—	7,351
Class R4	—	7,230
Class R6	—	11,177,271
Total	$—	$15,472,121
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended November 30, 2021, this management fee reduction amounted to $17,355, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2021 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.45%
27

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2022. For the six months ended November 30, 2021, this reduction amounted to $135,436, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $6,110 for the six months ended November 30, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 61,407
Class B	0.75%	0.25%	1.00%	1.00%	2,944
Class C	0.75%	0.25%	1.00%	1.00%	5,072
Class R1	0.75%	0.25%	1.00%	1.00%	1,740
Class R2	0.25%	0.25%	0.50%	0.50%	507
Class R3	—	0.25%	0.25%	0.25%	179
Total Distribution and Service Fees					$71,849
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2021, there were no service fee rebates.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2021, were as follows:
Amount
Class A	$43
Class B	—
Class C	70
28

Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2021, the fee was $3,309, which equated to 0.0025% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $43,628.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2021 was equivalent to an annual effective rate of 0.0172% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS redeemed 6,144 shares of Class I for an aggregate amount of $126,999.
At November 30, 2021, MFS held approximately 64% and 94% of the outstanding shares of Class R2 and Class R3, respectively, and 100% of the outstanding shares of Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended November 30, 2021, this reimbursement amounted to $3,370, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended November 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $65,298,631 and $102,858,216, respectively.
29

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/21		Year ended 5/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	239,636	$5,244,405	1,231,442	$22,383,881
Class B	2,072	46,520	8,752	155,490
Class C	9,608	209,437	19,399	350,582
Class I	2,766,781	62,584,470	111,722	2,106,401
Class R1	77	1,666	10,217	182,668
Class R2	288	6,395	1,123	20,514
Class R3	22	482	355	6,585
Class R6	328,309	7,249,327	2,368,613	41,313,522
	3,346,793	$75,342,702	3,751,623	$66,519,643
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	34,337	$617,724
Class B	—	—	2,026	35,800
Class C	—	—	2,897	51,162
Class I	—	—	12,013	217,070
Class R1	—	—	463	8,173
Class R2	—	—	1,150	20,775
Class R3	—	—	407	7,351
Class R4	—	—	400	7,230
Class R6	—	—	618,212	11,177,271
	—	$—	671,905	$12,142,556
Shares reacquired
Class A	(3,072,507)	$(68,714,966)	(1,374,155)	$(24,377,812)
Class B	(1,470)	(32,057)	(9,077)	(164,195)
Class C	(2,857)	(60,684)	(18,007)	(319,710)
Class I	(146,443)	(3,283,751)	(32,033)	(595,111)
Class R1	(636)	(13,279)	(16)	(270)
Class R2	(16)	(354)	(10,065)	(186,015)
Class R3	(1)	(16)	(1)	(10)
Class R6	(1,855,218)	(41,439,737)	(2,994,107)	(53,602,049)
	(5,079,148)	$(113,544,844)	(4,437,461)	$(79,245,172)
30

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/21		Year ended 5/31/21
	Shares	Amount	Shares	Amount
Net change
Class A	(2,832,871)	$(63,470,561)	(108,376)	$(1,376,207)
Class B	602	14,463	1,701	27,095
Class C	6,751	148,753	4,289	82,034
Class I	2,620,338	59,300,719	91,702	1,728,360
Class R1	(559)	(11,613)	10,664	190,571
Class R2	272	6,041	(7,792)	(144,726)
Class R3	21	466	761	13,926
Class R4	—	—	400	7,230
Class R6	(1,526,909)	(34,190,410)	(7,282)	(1,111,256)
	(1,732,355)	$(38,202,142)	(13,933)	$(582,973)
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2060 Fund were the owners of record of approximately 13%, 12%, 10%, 8%, 8%, 5%, 5%, 4%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2021, the fund’s commitment fee and interest expense were $483 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
31

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,942,970	$15,244,334	$15,416,699	$—	$(1)	$1,770,604

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$463	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(9) LIBOR Transition
Certain of the fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts. While the cessation of the one-week and two-month U.S. dollar LIBOR tenors along with certain other non-U.S.
32

Notes to Financial Statements (unaudited) - continued
dollar denominated LIBOR settings at December 31, 2021 did not have a material impact on the fund, management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(10) Subsequent Event
On December 8, 2021, the Board of Trustees of the fund approved a proposal to reclassify the fund from diversified to non-diversified. This proposal is subject to approval by the shareholders of the fund at a special shareholder meeting expected to be held on or about March 7, 2022. Proxy materials describing the proposal and the rationale for the proposal are expected to be sent to shareholders of the fund in January 2022. Please see the fund's prospectus for details.
33

Board Review of Investment Advisory Agreement
MFS Blended Research Growth Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)
34

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2020 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information
35

Board Review of Investment Advisory Agreement - continued
provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees
36

Board Review of Investment Advisory Agreement - continued
also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.
37

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
38

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2021
MFS® Asset Allocation Funds
MFS® Conservative Allocation Fund
MFS® Moderate Allocation Fund
MFS® Growth Allocation Fund
MFS® Aggressive Growth Allocation Fund
AAF-SEM

MFS® Asset Allocation Funds
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as variants of the virus appear, the effectiveness of vaccines appears to wane over time, and their uneven distribution impacts the developing world.
After having taken aggressive steps to cushion the economic and market fallout related to the virus, some global central banks have begun to recalibrate monetary policy. For example, the U.S. Federal Reserve has begun to taper its bond buying, which has pushed up Treasury yields, particularly on the short end of the yield curve. Fiscal stimulus has been abundant as the U.S. Congress passed a $1.9 trillion COVID-19 relief bill in March and a $1.1 trillion infrastructure bill in November. Along with the high levels of government spending, production and transportation bottlenecks and labor shortages stemming from the pandemic have fueled a rise in inflation.
Since midyear, global economic growth has moderated, with the spread of the Delta and Omicron variants of the coronavirus and a regulatory crackdown in China featuring prominently. Stress in China’s property development sector has contributed to a slowdown there. Tightening global energy and raw materials supplies are a further concern for investors.
The policy measures put in place to counteract the pandemic’s effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
January 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
MFS Conservative Allocation Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Fund	15.1%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Global Opportunistic Bond Fund	7.0%
MFS Growth Fund	6.0%
MFS Research Fund	5.9%
MFS Value Fund	5.9%
MFS High Income Fund	4.0%
MFS Mid Cap Growth Fund	3.9%
MFS Mid Cap Value Fund	3.9%
MFS Research International Fund	3.4%
MFS Emerging Markets Debt Fund	2.2%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS International Intrinsic Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
Cash & Cash Equivalents	0.3%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Moderate Allocation Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Government Securities Fund	10.1%
MFS Total Return Bond Fund	9.1%
MFS Growth Fund	8.2%
MFS Research Fund	8.0%
MFS Value Fund	8.0%
MFS Inflation-Adjusted Bond Fund	7.1%
MFS Mid Cap Value Fund	7.0%
MFS Mid Cap Growth Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	4.9%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Emerging Markets Debt Fund	2.9%
MFS Commodity Strategy Fund	2.9%
MFS International Intrinsic Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS International Large Cap Value Fund	1.9%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.4%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Growth Allocation Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Growth Fund	10.5%
MFS Value Fund	10.0%
MFS Research Fund	10.0%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	9.0%
MFS Research International Fund	6.8%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.1%
MFS High Income Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS International Intrinsic Value Fund	3.0%
MFS Total Return Bond Fund	3.0%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Growth Fund	2.9%
MFS Emerging Markets Debt Fund	2.9%
MFS International Large Cap Value Fund	2.9%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International New Discovery Fund	1.9%
MFS New Discovery Fund	1.9%
MFS Emerging Markets Equity Fund	1.9%
Cash & Cash Equivalents	0.2%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Aggressive Growth Allocation Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Growth Fund	12.4%
MFS Value Fund	12.0%
MFS Research Fund	11.1%
MFS Mid Cap Growth Fund	10.0%
MFS Mid Cap Value Fund	10.0%
MFS Research International Fund	7.9%
MFS Global Real Estate Fund	5.1%
MFS International Intrinsic Value Fund	5.1%
MFS International Growth Fund	4.9%
MFS International Large Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.8%
MFS International New Discovery Fund	3.9%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.4%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2021.
The portfolio is actively managed and current holdings may be different.

Expense Tables
Fund expenses borne by the shareholders during the period,
June 1, 2021 through November 30, 2021
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2021 through November 30, 2021.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables - continued
MFS CONSERVATIVE ALLOCATION FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/21	Ending Account Value 11/30/21	Expenses Paid During Period (p) 6/01/21-11/30/21
A	Actual	0.34%	$1,000.00	$1,019.65	$1.72
	Hypothetical (h)	0.34%	$1,000.00	$1,023.36	$1.72
B	Actual	1.09%	$1,000.00	$1,016.27	$5.51
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
C	Actual	1.09%	$1,000.00	$1,016.25	$5.51
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
I	Actual	0.09%	$1,000.00	$1,021.16	$0.46
	Hypothetical (h)	0.09%	$1,000.00	$1,024.62	$0.46
R1	Actual	1.09%	$1,000.00	$1,016.14	$5.51
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
R2	Actual	0.59%	$1,000.00	$1,018.46	$2.99
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R3	Actual	0.34%	$1,000.00	$1,019.80	$1.72
	Hypothetical (h)	0.34%	$1,000.00	$1,023.36	$1.72
R4	Actual	0.09%	$1,000.00	$1,021.36	$0.46
	Hypothetical (h)	0.09%	$1,000.00	$1,024.62	$0.46
R6	Actual (i)	0.02%	$1,000.00	$1,006.47	$0.03
	Hypothetical (h)	0.02%	$1,000.00	$1,024.97	$0.10
529A	Actual	0.37%	$1,000.00	$1,019.56	$1.87
	Hypothetical (h)	0.37%	$1,000.00	$1,023.21	$1.88
529B	Actual	0.37%	$1,000.00	$1,019.83	$1.87
	Hypothetical (h)	0.37%	$1,000.00	$1,023.21	$1.88
529C	Actual	1.12%	$1,000.00	$1,016.24	$5.66
	Hypothetical (h)	1.12%	$1,000.00	$1,019.45	$5.67
(h)	5% class return per year before expenses.
(i)	For the period from the class inception, September 30, 2021, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 62/365 (to reflect the period from the commencement of the class' investment operations, September 30, 2021, through November 30, 2021). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended November 30, 2021. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
For the MFS Conservative Allocation Fund, for the period from June 1, 2021 through November 30, 2021, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.12%, $5.67, and $5.67 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.
For the MFS Conservative Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.01%, 0.02%, and 0.02%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables - continued
MFS MODERATE ALLOCATION FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/21	Ending Account Value 11/30/21	Expenses Paid During Period (p) 6/01/21-11/30/21
A	Actual	0.35%	$1,000.00	$1,024.90	$1.78
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
B	Actual	1.10%	$1,000.00	$1,020.85	$5.57
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
C	Actual	1.10%	$1,000.00	$1,021.14	$5.57
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
I	Actual	0.10%	$1,000.00	$1,026.14	$0.51
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
R1	Actual	1.10%	$1,000.00	$1,020.84	$5.57
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
R2	Actual	0.60%	$1,000.00	$1,023.32	$3.04
	Hypothetical (h)	0.60%	$1,000.00	$1,022.06	$3.04
R3	Actual	0.35%	$1,000.00	$1,024.62	$1.78
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
R4	Actual	0.10%	$1,000.00	$1,026.12	$0.51
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
R6	Actual (i)	0.02%	$1,000.00	$1,007.65	$0.03
	Hypothetical (h)	0.02%	$1,000.00	$1,024.97	$0.10
529A	Actual	0.39%	$1,000.00	$1,024.38	$1.98
	Hypothetical (h)	0.39%	$1,000.00	$1,023.11	$1.98
529B	Actual	0.39%	$1,000.00	$1,024.76	$1.98
	Hypothetical (h)	0.39%	$1,000.00	$1,023.11	$1.98
529C	Actual	1.14%	$1,000.00	$1,020.87	$5.78
	Hypothetical (h)	1.14%	$1,000.00	$1,019.35	$5.77
(h)	5% class return per year before expenses.
(i)	For the period from the class inception, September 30, 2021, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 62/365 (to reflect the period from the commencement of the class' investment operations, September 30, 2021, through November 30, 2021). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended November 30, 2021. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
For the MFS Moderate Allocation Fund, for the period from June 1, 2021 through November 30, 2021, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.15%, $5.84, and $5.82 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.
For the MFS Moderate Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables - continued
MFS GROWTH ALLOCATION FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/21	Ending Account Value 11/30/21	Expenses Paid During Period (p) 6/01/21-11/30/21
A	Actual	0.35%	$1,000.00	$1,027.86	$1.78
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
B	Actual	1.10%	$1,000.00	$1,024.23	$5.58
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
C	Actual	1.10%	$1,000.00	$1,024.18	$5.58
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
I	Actual	0.10%	$1,000.00	$1,029.07	$0.51
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
R1	Actual	1.10%	$1,000.00	$1,023.96	$5.58
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
R2	Actual	0.60%	$1,000.00	$1,027.03	$3.05
	Hypothetical (h)	0.60%	$1,000.00	$1,022.06	$3.04
R3	Actual	0.35%	$1,000.00	$1,028.13	$1.78
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
R4	Actual	0.10%	$1,000.00	$1,029.40	$0.51
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
R6	Actual (i)	0.02%	$1,000.00	$1,009.25	$0.03
	Hypothetical (h)	0.02%	$1,000.00	$1,024.97	$0.10
529A	Actual	0.39%	$1,000.00	$1,028.13	$1.98
	Hypothetical (h)	0.39%	$1,000.00	$1,023.11	$1.98
529B	Actual	0.38%	$1,000.00	$1,027.97	$1.93
	Hypothetical (h)	0.38%	$1,000.00	$1,023.16	$1.93
529C	Actual	1.14%	$1,000.00	$1,023.76	$5.78
	Hypothetical (h)	1.14%	$1,000.00	$1,019.35	$5.77
(h)	5% class return per year before expenses.
(i)	For the period from the class inception, September 30, 2021, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 62/365 (to reflect the period from the commencement of the class' investment operations, September 30, 2021, through November 30, 2021). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended November 30, 2021. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
For the MFS Growth Allocation Fund, for the period from June 1, 2021 through November 30, 2021, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.14%, $5.80, and $5.77 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.
For the MFS Growth Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables - continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/21	Ending Account Value 11/30/21	Expenses Paid During Period (p) 6/01/21-11/30/21
A	Actual	0.38%	$1,000.00	$1,029.63	$1.93
	Hypothetical (h)	0.38%	$1,000.00	$1,023.16	$1.93
B	Actual	1.13%	$1,000.00	$1,025.91	$5.74
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
C	Actual	1.13%	$1,000.00	$1,025.90	$5.74
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
I	Actual	0.13%	$1,000.00	$1,030.96	$0.66
	Hypothetical (h)	0.13%	$1,000.00	$1,024.42	$0.66
R1	Actual	1.13%	$1,000.00	$1,025.65	$5.74
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
R2	Actual	0.63%	$1,000.00	$1,028.36	$3.20
	Hypothetical (h)	0.63%	$1,000.00	$1,021.91	$3.19
R3	Actual	0.38%	$1,000.00	$1,029.89	$1.93
	Hypothetical (h)	0.38%	$1,000.00	$1,023.16	$1.93
R4	Actual	0.13%	$1,000.00	$1,030.79	$0.66
	Hypothetical (h)	0.13%	$1,000.00	$1,024.42	$0.66
R6	Actual (i)	0.05%	$1,000.00	$1,011.15	$0.09
	Hypothetical (h)	0.05%	$1,000.00	$1,024.82	$0.25
529A	Actual	0.42%	$1,000.00	$1,029.55	$2.14
	Hypothetical (h)	0.42%	$1,000.00	$1,022.96	$2.13
529B	Actual	1.18%	$1,000.00	$1,025.60	$5.99
	Hypothetical (h)	1.18%	$1,000.00	$1,019.15	$5.97
529C	Actual	1.17%	$1,000.00	$1,025.68	$5.94
	Hypothetical (h)	1.17%	$1,000.00	$1,019.20	$5.92
(h)	5% class return per year before expenses.
(i)	For the period from the class inception, September 30, 2021, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 62/365 (to reflect the period from the commencement of the class' investment operations, September 30, 2021, through November 30, 2021). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended November 30, 2021. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
For the MFS Aggressive Growth Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Conservative Allocation Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 60.3%
MFS Emerging Markets Debt Fund - Class R6	7,216,833	$ 103,272,878
MFS Emerging Markets Debt Local Currency Fund - Class R6	15,129,289	91,683,493
MFS Global Opportunistic Bond Fund - Class R6	34,876,762	323,307,581
MFS Government Securities Fund - Class R6	46,048,354	464,627,896
MFS High Income Fund - Class R6	54,667,963	184,231,034
MFS Inflation-Adjusted Bond Fund - Class R6	39,965,114	463,994,968
MFS Limited Maturity Fund - Class R6	76,910,528	463,001,381
MFS Total Return Bond Fund - Class R6	61,677,506	696,339,042
		$ 2,790,458,273
International Stock Funds – 7.9%
MFS International Growth Fund - Class R6	1,526,168	$ 68,540,219
MFS International Intrinsic Value Fund - Class R6	1,266,600	69,739,004
MFS International Large Cap Value Fund - Class R6	5,141,197	67,298,264
MFS Research International Fund - Class R6	6,741,394	159,703,627
		$ 365,281,114
Specialty Funds – 3.9%
MFS Commodity Strategy Fund - Class R6	13,760,303	$ 89,304,367
MFS Global Real Estate Fund - Class R6	4,257,732	91,370,929
		$ 180,675,296
U.S. Stock Funds – 27.6%
MFS Growth Fund - Class R6	1,421,379	$ 280,040,167
MFS Mid Cap Growth Fund - Class R6	5,418,932	182,238,695
MFS Mid Cap Value Fund - Class R6	5,631,122	181,603,684
MFS New Discovery Fund - Class R6	1,002,409	44,366,621
MFS New Discovery Value Fund - Class R6	2,137,164	45,286,496
MFS Research Fund - Class R6	4,490,526	273,966,966
MFS Value Fund - Class R6	5,173,165	271,487,711
		$ 1,278,990,340
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 0.05% (v)	12,031,260	$ 12,031,260
Total Investment Companies (Identified Cost, $3,446,243,025)		$4,627,436,283
Other Assets, Less Liabilities – 0.0%		1,654,797
Net Assets – 100.0%		$4,629,091,080
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Moderate Allocation Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 40.2%
MFS Emerging Markets Debt Fund - Class R6	15,509,609	$ 221,942,511
MFS Emerging Markets Debt Local Currency Fund - Class R6	24,299,987	147,257,918
MFS Global Opportunistic Bond Fund - Class R6	40,464,099	375,102,196
MFS Government Securities Fund - Class R6	74,983,188	756,580,366
MFS High Income Fund - Class R6	88,910,053	299,626,879
MFS Inflation-Adjusted Bond Fund - Class R6	45,826,259	532,042,867
MFS Total Return Bond Fund - Class R6	60,206,614	679,732,668
		$ 3,012,285,405
International Stock Funds – 12.7%
MFS Emerging Markets Equity Fund - Class R6	1,913,659	$ 71,417,765
MFS International Growth Fund - Class R6	3,264,935	146,628,237
MFS International Intrinsic Value Fund - Class R6	2,704,582	148,914,267
MFS International Large Cap Value Fund - Class R6	11,161,277	146,101,118
MFS International New Discovery Fund - Class R6	1,871,321	72,326,563
MFS Research International Fund - Class R6	15,452,159	366,061,645
		$ 951,449,595
Specialty Funds – 5.9%
MFS Commodity Strategy Fund - Class R6	33,737,471	$ 218,956,190
MFS Global Real Estate Fund - Class R6	10,500,623	225,343,359
		$ 444,299,549
U.S. Stock Funds – 41.1%
MFS Growth Fund - Class R6	3,104,449	$ 611,638,588
MFS Mid Cap Growth Fund - Class R6	15,608,114	524,900,877
MFS Mid Cap Value Fund - Class R6	16,311,694	526,052,138
MFS New Discovery Fund - Class R6	2,426,303	107,388,174
MFS New Discovery Value Fund - Class R6	5,281,319	111,911,155
MFS Research Fund - Class R6	9,859,631	601,536,073
MFS Value Fund - Class R6	11,360,294	596,188,221
		$ 3,079,615,226
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.05% (v)	7,589,999	$ 7,589,999
Total Investment Companies (Identified Cost, $4,760,627,678)		$7,495,239,774
Other Assets, Less Liabilities – 0.0%		1,334,847
Net Assets – 100.0%		$7,496,574,621
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Growth Allocation Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 19.8%
MFS Emerging Markets Debt Fund - Class R6	13,970,997	$ 199,924,968
MFS Emerging Markets Debt Local Currency Fund - Class R6	21,707,991	131,550,425
MFS Global Opportunistic Bond Fund - Class R6	21,925,790	203,252,072
MFS High Income Fund - Class R6	82,684,859	278,647,976
MFS Inflation-Adjusted Bond Fund - Class R6	29,720,803	345,058,521
MFS Total Return Bond Fund - Class R6	18,092,660	204,266,129
		$ 1,362,700,091
International Stock Funds – 19.4%
MFS Emerging Markets Equity Fund - Class R6	3,391,631	$ 126,575,678
MFS International Growth Fund - Class R6	4,501,546	202,164,449
MFS International Intrinsic Value Fund - Class R6	3,760,330	207,043,792
MFS International Large Cap Value Fund - Class R6	15,202,445	198,999,999
MFS International New Discovery Fund - Class R6	3,390,722	131,051,397
MFS Research International Fund - Class R6	19,724,936	467,283,737
		$ 1,333,119,052
Specialty Funds – 8.1%
MFS Commodity Strategy Fund - Class R6	42,439,517	$ 275,432,464
MFS Global Real Estate Fund - Class R6	13,200,747	283,308,341
		$ 558,740,805
U.S. Stock Funds – 52.5%
MFS Growth Fund - Class R6	3,681,247	$ 725,279,256
MFS Mid Cap Growth Fund - Class R6	18,394,319	618,600,931
MFS Mid Cap Value Fund - Class R6	19,365,019	624,521,864
MFS New Discovery Fund - Class R6	2,922,962	129,370,287
MFS New Discovery Value Fund - Class R6	6,527,771	138,323,472
MFS Research Fund - Class R6	11,251,003	686,423,718
MFS Value Fund - Class R6	13,161,366	690,708,482
		$ 3,613,228,010
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.05% (v)	10,118,222	$ 10,118,222
Total Investment Companies (Identified Cost, $3,743,623,799)		$6,877,906,180
Other Assets, Less Liabilities – 0.0%		1,516,173
Net Assets – 100.0%		$6,879,422,353
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Aggressive Growth Allocation Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
International Stock Funds – 29.6%
MFS Emerging Markets Equity Fund - Class R6	2,089,106	$ 77,965,412
MFS International Growth Fund - Class R6	2,968,826	133,329,991
MFS International Intrinsic Value Fund - Class R6	2,472,317	136,125,792
MFS International Large Cap Value Fund - Class R6	10,120,380	132,475,775
MFS International New Discovery Fund - Class R6	2,732,105	105,595,860
MFS Research International Fund - Class R6	8,976,667	212,657,245
		$ 798,150,075
Specialty Funds – 9.9%
MFS Commodity Strategy Fund - Class R6	20,158,233	$ 130,826,930
MFS Global Real Estate Fund - Class R6	6,366,628	136,627,833
		$ 267,454,763
U.S. Stock Funds – 60.4%
MFS Growth Fund - Class R6	1,698,642	$ 334,666,442
MFS Mid Cap Growth Fund - Class R6	8,031,103	270,085,986
MFS Mid Cap Value Fund - Class R6	8,362,516	269,691,144
MFS New Discovery Fund - Class R6	1,463,183	64,760,509
MFS New Discovery Value Fund - Class R6	3,146,972	66,684,340
MFS Research Fund - Class R6	4,885,803	298,082,824
MFS Value Fund - Class R6	6,184,258	324,549,851
		$ 1,628,521,096
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.05% (v)	2,233,231	$ 2,233,231
Total Investment Companies (Identified Cost, $1,274,468,744)		$2,696,359,165
Other Assets, Less Liabilities – 0.0%		1,085,194
Net Assets – 100.0%		$2,697,444,359
Portfolio Footnotes:
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:
Affiliated Issuers
MFS Conservative Allocation Fund	$4,627,436,283
MFS Moderate Allocation Fund	7,495,239,774
MFS Growth Allocation Fund	6,877,906,180
MFS Aggressive Growth Allocation Fund	2,696,359,165
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements

Financial Statements
Statements of Assets and Liabilities
At 11/30/21 (unaudited)
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Assets
Investments in affiliated issuers, at value (identified cost, $3,446,243,025, $4,760,627,678, $3,743,623,799, and $1,274,468,744, respectively)	$4,627,436,283	$7,495,239,774	$6,877,906,180	$2,696,359,165
Receivables for
Investments sold	708,692	224,121	1,105,885	1,282,622
Fund shares sold	17,909,442	15,533,213	15,063,633	4,461,357
Receivable from investment adviser	—	60,791	93,467	174
Other assets	13,427	—	—	7,525
Total assets	$4,646,067,844	$7,511,057,899	$6,894,169,165	$2,702,110,843
Liabilities
Payables for
Investments purchased	$10,089,491	$4,951,888	$5,823,588	$957,350
Fund shares reacquired	5,997,150	7,846,957	7,275,049	3,247,599
Payable to affiliates
Administrative services fee	96	96	96	96
Shareholder servicing costs	720,363	1,396,110	1,393,305	353,668
Distribution and service fees	70,630	120,895	108,894	40,669
Program manager fee	590	1,101	1,137	667
Payable for independent Trustees' compensation	2,717	4,618	4,337	1,749
Accrued expenses and other liabilities	95,727	161,613	140,406	64,686
Total liabilities	$16,976,764	$14,483,278	$14,746,812	$4,666,484
Net assets	$4,629,091,080	$7,496,574,621	$6,879,422,353	$2,697,444,359
Net assets consist of
Paid-in capital	$3,463,093,801	$4,646,293,959	$3,550,249,301	$1,217,439,794
Total distributable earnings (loss)	1,165,997,279	2,850,280,662	3,329,173,052	1,480,004,565
Net assets	$4,629,091,080	$7,496,574,621	$6,879,422,353	$2,697,444,359

Statements of Assets and Liabilities (unaudited) – continued
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net assets
Class A	$2,886,042,450	$5,101,727,765	$4,614,818,988	$1,493,601,983
Class B	37,683,340	96,239,994	93,787,064	36,244,179
Class C	475,455,824	667,534,432	592,360,476	263,156,475
Class I	567,575,548	509,041,288	463,491,096	263,134,280
Class R1	13,027,416	27,138,481	21,469,565	18,406,455
Class R2	54,774,978	121,223,700	138,891,647	64,219,162
Class R3	110,432,428	239,297,864	165,852,353	103,599,709
Class R4	269,869,123	336,224,758	378,315,948	214,916,803
Class R6	50,315	50,393	191,040	84,345
Class 529A	182,551,920	338,238,537	356,176,538	218,080,204
Class 529B	2,925,008	6,089,766	7,884,208	2,098,014
Class 529C	28,702,730	53,767,643	46,183,430	19,902,750
Total net assets	$4,629,091,080	$7,496,574,621	$6,879,422,353	$2,697,444,359
Shares of beneficial interest outstanding
Class A	156,318,900	231,521,790	171,341,277	46,714,998
Class B	2,051,664	4,428,450	3,521,408	1,158,646
Class C	26,197,516	30,978,855	22,555,077	8,517,291
Class I	30,419,142	22,734,410	17,000,484	8,064,213
Class R1	734,169	1,291,405	837,267	605,669
Class R2	3,063,153	5,640,410	5,297,676	2,059,138
Class R3	6,036,462	10,956,552	6,217,194	3,268,210
Class R4	14,601,300	15,270,620	14,034,045	6,685,965
Class R6	2,697	2,250	7,006	2,584
Class 529A	9,946,615	15,442,164	13,351,901	6,877,123
Class 529B	161,967	283,148	298,003	68,016
Class 529C	1,598,942	2,525,496	1,786,308	655,585
Total shares of beneficial interest outstanding	251,132,527	341,075,550	256,247,646	84,677,438
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$18.46	$22.04	$26.93	$31.97
Offering price per share (100 / 94.25 x net asset value per share)	$19.59	$23.38	$28.57	$33.92
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$18.37	$21.73	$26.63	$31.28
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$18.15	$21.55	$26.26	$30.90
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$18.66	$22.39	$27.26	$32.63
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.74	$21.01	$25.64	$30.39
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.88	$21.49	$26.22	$31.19
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$18.29	$21.84	$26.68	$31.70

Statements of Assets and Liabilities (unaudited) – continued
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$18.48	$22.02	$26.96	$32.14
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$18.66	$22.39	$27.27	$32.64
Class 529A shares
Net asset value and redemption price per share (net assets / shares of beneficial interest outstanding)	$18.35	$21.90	$26.68	$31.71
Offering price per share (100 / 94.25 x net asset value per share)	$19.47	$23.24	$28.31	$33.64
Class 529B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$18.06	$21.51	$26.46	$30.85
Class 529C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$17.95	$21.29	$25.85	$30.36
On sales of $50,000 or more, the maximum offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.
See Notes to Financial Statements

Financial Statements
Statements of Operations
Six months ended 11/30/21 (unaudited)
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net investment income (loss)
Dividends from affiliated issuers	$35,161,897	$44,966,032	$29,949,418	$2,997,202
Other	420	677	619	256
Total investment income	$35,162,317	$44,966,709	$29,950,037	$2,997,458
Expenses
Distribution and service fees	$6,752,157	$11,800,160	$10,722,538	$4,171,665
Shareholder servicing costs	1,604,108	3,349,150	3,645,217	1,571,408
Program manager fees	53,926	100,597	104,309	60,989
Administrative services fee	8,775	8,775	8,775	8,775
Independent Trustees' compensation	28,215	47,035	43,326	17,608
Custodian fee	38,055	55,888	49,615	20,953
Shareholder communications	47,562	89,560	104,255	41,254
Audit and tax fees	19,120	19,427	19,365	18,973
Legal fees	11,981	20,579	18,830	7,223
Miscellaneous	194,218	218,138	185,394	122,587
Total expenses	$8,758,117	$15,709,309	$14,901,624	$6,041,435
Reduction of expenses by investment adviser and distributor	(15,963)	(135,783)	(659,104)	(74,551)
Net expenses	$8,742,154	$15,573,526	$14,242,520	$5,966,884
Net investment income (loss)	$26,420,163	$29,393,183	$15,707,517	$(2,969,426)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$9,064,526	$100,080,481	$159,647,064	$59,102,289
Capital gain distributions from affiliated issuers	1,014,697	2,353,063	2,703,800	1,266,252
Net realized gain (loss)	$10,079,223	$102,433,544	$162,350,864	$60,368,541
Change in unrealized appreciation or depreciation
Affiliated issuers	$46,099,421	$45,421,732	$6,820,057	$19,693,325
Net realized and unrealized gain (loss)	$56,178,644	$147,855,276	$169,170,921	$80,061,866
Change in net assets from operations	$82,598,807	$177,248,459	$184,878,438	$77,092,440
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended 11/30/21 (unaudited)	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets
From operations
Net investment income (loss)	$26,420,163	$29,393,183	$15,707,517	$(2,969,426)
Net realized gain (loss)	10,079,223	102,433,544	162,350,864	60,368,541
Net unrealized gain (loss)	46,099,421	45,421,732	6,820,057	19,693,325
Change in net assets from operations	$82,598,807	$177,248,459	$184,878,438	$77,092,440
Total distributions to shareholders	$(21,900,796)	$(23,691,553)	$(1,315)	$—
Change in net assets from fund share transactions	$387,375,363	$207,208,898	$128,728,717	$58,554,511
Total change in net assets	$448,073,374	$360,765,804	$313,605,840	$135,646,951
Net assets
At beginning of period	4,181,017,706	7,135,808,817	6,565,816,513	2,561,797,408
At end of period	$4,629,091,080	$7,496,574,621	$6,879,422,353	$2,697,444,359
Year ended 5/31/21	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets
From operations
Net investment income (loss)	$52,793,441	$71,693,193	$50,752,863	$9,682,398
Net realized gain (loss)	60,363,310	181,600,930	184,761,350	75,240,704
Net unrealized gain (loss)	443,814,322	1,083,299,198	1,337,128,688	620,917,423
Change in net assets from operations	$556,971,073	$1,336,593,321	$1,572,642,901	$705,840,525
Total distributions to shareholders	$(98,816,539)	$(225,919,978)	$(203,650,736)	$(78,809,924)
Change in net assets from fund share transactions	$702,375,361	$575,029,385	$254,795,759	$78,128,163
Total change in net assets	$1,160,529,895	$1,685,702,728	$1,623,787,924	$705,158,764
Net assets
At beginning of period	3,020,487,811	5,450,106,089	4,942,028,589	1,856,638,644
At end of period	$4,181,017,706	$7,135,808,817	$6,565,816,513	$2,561,797,408
See Notes to Financial Statements

Financial Statements
Financial Highlights
MFS CONSERVATIVE ALLOCATION FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$18.19	$15.98	$15.45	$15.50	$15.43	$14.69
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.26	$0.33	$0.35	$0.32	$0.26(c)
Net realized and unrealized gain (loss)	0.25	2.43	0.75	0.31	0.43	0.85
Total from investment operations	$0.37	$2.69	$1.08	$0.66	$0.75	$1.11
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.27)	$(0.34)	$(0.35)	$(0.33)	$(0.26)
From net realized gain	—	(0.21)	(0.21)	(0.36)	(0.35)	(0.11)
Total distributions declared to shareholders	$(0.10)	$(0.48)	$(0.55)	$(0.71)	$(0.68)	$(0.37)
Net asset value, end of period (x)	$18.46	$18.19	$15.98	$15.45	$15.50	$15.43
Total return (%) (r)(s)(t)(x)	2.02(n)	17.04	7.07	4.60	4.91	7.71(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.34(a)	0.32	0.33	0.33	0.32	0.33(c)
Expenses after expense reductions (f)(h)	0.34(a)	0.32	0.33	0.33	0.32	0.33(c)
Net investment income (loss) (l)	1.24(a)	1.51	2.05	2.30	2.05	1.72(c)
Portfolio turnover	2(n)	6	12	4	6	3
Net assets at end of period (000 omitted)	$2,886,042	$2,471,451	$1,417,121	$1,294,553	$1,321,127	$1,330,751
See Notes to Financial Statements

Financial Highlights − continued
MFS CONSERVATIVE ALLOCATION FUND − continued
	Six months ended	Year ended
Class B	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$18.09	$15.89	$15.35	$15.40	$15.33	$14.60
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.13	$0.21	$0.24	$0.20	$0.14(c)
Net realized and unrealized gain (loss)	0.25	2.42	0.76	0.30	0.43	0.85
Total from investment operations	$0.30	$2.55	$0.97	$0.54	$0.63	$0.99
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.14)	$(0.22)	$(0.23)	$(0.21)	$(0.15)
From net realized gain	—	(0.21)	(0.21)	(0.36)	(0.35)	(0.11)
Total distributions declared to shareholders	$(0.02)	$(0.35)	$(0.43)	$(0.59)	$(0.56)	$(0.26)
Net asset value, end of period (x)	$18.37	$18.09	$15.89	$15.35	$15.40	$15.33
Total return (%) (r)(s)(t)(x)	1.68(n)	16.12	6.31	3.81	4.13	6.87(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09(a)	1.07	1.08	1.08	1.07	1.08(c)
Expenses after expense reductions (f)(h)	N/A	1.07	1.08	1.08	1.07	1.08(c)
Net investment income (loss) (l)	0.51(a)	0.79	1.32	1.56	1.31	0.97(c)
Portfolio turnover	2(n)	6	12	4	6	3
Net assets at end of period (000 omitted)	$37,683	$45,913	$63,965	$93,839	$116,669	$137,431
	Six months ended	Year ended
Class C	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$17.88	$15.71	$15.20	$15.25	$15.20	$14.47
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.14	$0.20	$0.23	$0.20	$0.14(c)
Net realized and unrealized gain (loss)	0.25	2.38	0.75	0.32	0.41	0.85
Total from investment operations	$0.30	$2.52	$0.95	$0.55	$0.61	$0.99
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.14)	$(0.23)	$(0.24)	$(0.21)	$(0.15)
From net realized gain	—	(0.21)	(0.21)	(0.36)	(0.35)	(0.11)
Total distributions declared to shareholders	$(0.03)	$(0.35)	$(0.44)	$(0.60)	$(0.56)	$(0.26)
Net asset value, end of period (x)	$18.15	$17.88	$15.71	$15.20	$15.25	$15.20
Total return (%) (r)(s)(t)(x)	1.68(n)	16.15	6.24	3.88	4.05	6.94(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09(a)	1.07	1.08	1.08	1.07	1.08(c)
Expenses after expense reductions (f)(h)	1.09(a)	1.07	1.08	1.08	1.07	1.08(c)
Net investment income (loss) (l)	0.50(a)	0.80	1.30	1.55	1.31	0.97(c)
Portfolio turnover	2(n)	6	12	4	6	3
Net assets at end of period (000 omitted)	$475,456	$484,043	$542,274	$535,354	$571,300	$670,914
See Notes to Financial Statements

Financial Highlights − continued
MFS CONSERVATIVE ALLOCATION FUND − continued
	Six months ended	Year ended
Class I	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$18.38	$16.14	$15.60	$15.64	$15.57	$14.82
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.31	$0.37	$0.40	$0.36	$0.29(c)
Net realized and unrealized gain (loss)	0.26	2.45	0.76	0.31	0.43	0.87
Total from investment operations	$0.40	$2.76	$1.13	$0.71	$0.79	$1.16
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.31)	$(0.38)	$(0.39)	$(0.37)	$(0.30)
From net realized gain	—	(0.21)	(0.21)	(0.36)	(0.35)	(0.11)
Total distributions declared to shareholders	$(0.12)	$(0.52)	$(0.59)	$(0.75)	$(0.72)	$(0.41)
Net asset value, end of period (x)	$18.66	$18.38	$16.14	$15.60	$15.64	$15.57
Total return (%) (r)(s)(t)(x)	2.17(n)	17.32	7.34	4.89	5.13	7.99(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.09(a)	0.07	0.08	0.08	0.07	0.08(c)
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	1.49(a)	1.79	2.30	2.58	2.32	1.92(c)
Portfolio turnover	2(n)	6	12	4	6	3
Net assets at end of period (000 omitted)	$567,576	$519,688	$400,869	$367,586	$358,866	$271,960
	Six months ended	Year ended
Class R1	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$17.49	$15.38	$14.89	$14.96	$14.92	$14.21
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.13	$0.20	$0.23	$0.20	$0.14(c)
Net realized and unrealized gain (loss)	0.24	2.34	0.73	0.30	0.41	0.83
Total from investment operations	$0.28	$2.47	$0.93	$0.53	$0.61	$0.97
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.15)	$(0.23)	$(0.24)	$(0.22)	$(0.15)
From net realized gain	—	(0.21)	(0.21)	(0.36)	(0.35)	(0.11)
Total distributions declared to shareholders	$(0.03)	$(0.36)	$(0.44)	$(0.60)	$(0.57)	$(0.26)
Net asset value, end of period (x)	$17.74	$17.49	$15.38	$14.89	$14.96	$14.92
Total return (%) (r)(s)(t)(x)	1.61(n)	16.18	6.27	3.83	4.08	6.93(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09(a)	1.07	1.08	1.08	1.07	1.08(c)
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	0.49(a)	0.78	1.31	1.53	1.31	0.97(c)
Portfolio turnover	2(n)	6	12	4	6	3
Net assets at end of period (000 omitted)	$13,027	$13,269	$11,468	$11,465	$12,794	$14,641
See Notes to Financial Statements

Financial Highlights − continued
MFS CONSERVATIVE ALLOCATION FUND − continued
	Six months ended	Year ended
Class R2	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$17.62	$15.49	$14.99	$15.06	$15.02	$14.31
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.21	$0.28	$0.31	$0.28	$0.22(c)
Net realized and unrealized gain (loss)	0.25	2.36	0.74	0.30	0.40	0.82
Total from investment operations	$0.34	$2.57	$1.02	$0.61	$0.68	$1.04
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.23)	$(0.31)	$(0.32)	$(0.29)	$(0.22)
From net realized gain	—	(0.21)	(0.21)	(0.36)	(0.35)	(0.11)
Total distributions declared to shareholders	$(0.08)	$(0.44)	$(0.52)	$(0.68)	$(0.64)	$(0.33)
Net asset value, end of period (x)	$17.88	$17.62	$15.49	$14.99	$15.06	$15.02
Total return (%) (r)(s)(t)(x)	1.90(n)	16.75	6.81	4.34	4.58	7.44(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.59(a)	0.57	0.58	0.58	0.57	0.58(c)
Expenses after expense reductions (f)(h)	N/A	N/A	0.58	0.58	0.57	0.58(c)
Net investment income (loss) (l)	1.00(a)	1.28	1.81	2.06	1.81	1.48(c)
Portfolio turnover	2(n)	6	12	4	6	3
Net assets at end of period (000 omitted)	$54,775	$54,728	$56,260	$64,220	$72,083	$85,187
	Six months ended	Year ended
Class R3	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$18.02	$15.84	$15.31	$15.37	$15.31	$14.58
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.26	$0.32	$0.35	$0.32	$0.25(c)
Net realized and unrealized gain (loss)	0.25	2.40	0.76	0.30	0.42	0.85
Total from investment operations	$0.37	$2.66	$1.08	$0.65	$0.74	$1.10
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.27)	$(0.34)	$(0.35)	$(0.33)	$(0.26)
From net realized gain	—	(0.21)	(0.21)	(0.36)	(0.35)	(0.11)
Total distributions declared to shareholders	$(0.10)	$(0.48)	$(0.55)	$(0.71)	$(0.68)	$(0.37)
Net asset value, end of period (x)	$18.29	$18.02	$15.84	$15.31	$15.37	$15.31
Total return (%) (r)(s)(t)(x)	2.04(n)	16.98	7.14	4.57	4.88	7.70(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.34(a)	0.32	0.33	0.33	0.32	0.33(c)
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	N/A	0.33(c)
Net investment income (loss) (l)	1.25(a)	1.53	2.06	2.33	2.05	1.71(c)
Portfolio turnover	2(n)	6	12	4	6	3
Net assets at end of period (000 omitted)	$110,432	$109,177	$95,119	$101,884	$112,696	$146,688
See Notes to Financial Statements

Financial Highlights − continued
MFS CONSERVATIVE ALLOCATION FUND − continued
	Six months ended	Year ended
Class R4	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$18.21	$15.99	$15.46	$15.51	$15.44	$14.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.31	$0.36	$0.41	$0.37	$0.29(c)
Net realized and unrealized gain (loss)	0.25	2.43	0.76	0.29	0.42	0.86
Total from investment operations	$0.39	$2.74	$1.12	$0.70	$0.79	$1.15
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.31)	$(0.38)	$(0.39)	$(0.37)	$(0.30)
From net realized gain	—	(0.21)	(0.21)	(0.36)	(0.35)	(0.11)
Total distributions declared to shareholders	$(0.12)	$(0.52)	$(0.59)	$(0.75)	$(0.72)	$(0.41)
Net asset value, end of period (x)	$18.48	$18.21	$15.99	$15.46	$15.51	$15.44
Total return (%) (r)(s)(t)(x)	2.14(n)	17.36	7.34	4.86	5.17	7.98(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.09(a)	0.07	0.08	0.08	0.07	0.08(c)
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	1.50(a)	1.77	2.29	2.65	2.36	1.95(c)
Portfolio turnover	2(n)	6	12	4	6	3
Net assets at end of period (000 omitted)	$269,869	$269,196	$234,301	$179,833	$196,658	$135,695
Six months ended
Class R6	11/30/21(i)
Net asset value, beginning of period	$18.54
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03
Net realized and unrealized gain (loss)	0.09
Total from investment operations	$0.12
Less distributions declared to shareholders
From net investment income	$—
From net realized gain	—
Total distributions declared to shareholders	$—
Net asset value, end of period (x)	$18.66
Total return (%) (r)(s)(t)(x)	0.65(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.02(a)
Expenses after expense reductions (f)(h)	N/A
Net investment income (loss) (l)	1.01(a)
Portfolio turnover	2(n)
Net assets at end of period (000 omitted)	$50
See Notes to Financial Statements

Financial Highlights − continued
MFS CONSERVATIVE ALLOCATION FUND − continued
	Six months ended	Year ended
Class 529A	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$18.08	$15.89	$15.36	$15.41	$15.35	$14.62
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.26	$0.32	$0.34	$0.31	$0.25(c)
Net realized and unrealized gain (loss)	0.25	2.41	0.76	0.32	0.43	0.84
Total from investment operations	$0.36	$2.67	$1.08	$0.66	$0.74	$1.09
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.27)	$(0.34)	$(0.35)	$(0.33)	$(0.25)
From net realized gain	—	(0.21)	(0.21)	(0.36)	(0.35)	(0.11)
Total distributions declared to shareholders	$(0.09)	$(0.48)	$(0.55)	$(0.71)	$(0.68)	$(0.36)
Net asset value, end of period (x)	$18.35	$18.08	$15.89	$15.36	$15.41	$15.35
Total return (%) (r)(s)(t)(x)	2.01(n)	16.95	7.08	4.60	4.83	7.65(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39(a)	0.37	0.38	0.38	0.40	0.43(c)
Expenses after expense reductions (f)(h)	0.37(a)	0.36	0.36	0.37	0.36	0.37(c)
Net investment income (loss) (l)	1.21(a)	1.49	2.02	2.26	2.03	1.66(c)
Portfolio turnover	2(n)	6	12	4	6	3
Net assets at end of period (000 omitted)	$182,552	$178,144	$153,384	$143,581	$132,290	$109,297
	Six months ended	Year ended
Class 529B	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$17.79	$15.64	$15.10	$15.16	$15.11	$14.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.25	$0.22	$0.22	$0.19	$0.13(c)
Net realized and unrealized gain (loss)	0.25	2.38	0.75	0.31	0.42	0.84
Total from investment operations	$0.36	$2.63	$0.97	$0.53	$0.61	$0.97
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.27)	$(0.22)	$(0.23)	$(0.21)	$(0.14)
From net realized gain	—	(0.21)	(0.21)	(0.36)	(0.35)	(0.11)
Total distributions declared to shareholders	$(0.09)	$(0.48)	$(0.43)	$(0.59)	$(0.56)	$(0.25)
Net asset value, end of period (x)	$18.06	$17.79	$15.64	$15.10	$15.16	$15.11
Total return (%) (r)(s)(t)(x)	2.04(n)	16.96	6.46	3.79	4.04	6.87(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39(a)	0.37	0.97	1.13	1.15	1.18(c)
Expenses after expense reductions (f)(h)	0.37(a)	0.36	0.97	1.12	1.11	1.12(c)
Net investment income (loss) (l)	1.23(a)	1.51	1.43	1.49	1.27	0.90(c)
Portfolio turnover	2(n)	6	12	4	6	3
Net assets at end of period (000 omitted)	$2,925	$3,515	$4,301	$6,256	$7,414	$6,852
See Notes to Financial Statements

Financial Highlights − continued
MFS CONSERVATIVE ALLOCATION FUND − continued
	Six months ended	Year ended
Class 529C	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$17.69	$15.54	$15.04	$15.10	$15.06	$14.35
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.13	$0.20	$0.23	$0.19	$0.13(c)
Net realized and unrealized gain (loss)	0.25	2.36	0.73	0.30	0.41	0.84
Total from investment operations	$0.29	$2.49	$0.93	$0.53	$0.60	$0.97
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.13)	$(0.22)	$(0.23)	$(0.21)	$(0.15)
From net realized gain	—	(0.21)	(0.21)	(0.36)	(0.35)	(0.11)
Total distributions declared to shareholders	$(0.03)	$(0.34)	$(0.43)	$(0.59)	$(0.56)	$(0.26)
Net asset value, end of period (x)	$17.95	$17.69	$15.54	$15.04	$15.10	$15.06
Total return (%) (r)(s)(t)(x)	1.62(n)	16.15	6.20	3.82	4.00	6.84(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14(a)	1.12	1.13	1.13	1.15	1.18(c)
Expenses after expense reductions (f)(h)	1.12(a)	1.12	1.12	1.12	1.12	1.13(c)
Net investment income (loss) (l)	0.48(a)	0.78	1.27	1.51	1.27	0.90(c)
Portfolio turnover	2(n)	6	12	4	6	3
Net assets at end of period (000 omitted)	$28,703	$31,893	$41,425	$43,352	$41,601	$47,113
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$21.57	$18.02	$17.56	$17.88	$17.37	$16.19
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.25	$0.33	$0.37	$0.34	$0.26(c)
Net realized and unrealized gain (loss)	0.46	4.04	0.97	0.30	0.96	1.37
Total from investment operations	$0.55	$4.29	$1.30	$0.67	$1.30	$1.63
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.24)	$(0.34)	$(0.37)	$(0.38)	$(0.24)
From net realized gain	—	(0.50)	(0.50)	(0.62)	(0.41)	(0.21)
Total distributions declared to shareholders	$(0.08)	$(0.74)	$(0.84)	$(0.99)	$(0.79)	$(0.45)
Net asset value, end of period (x)	$22.04	$21.57	$18.02	$17.56	$17.88	$17.37
Total return (%) (r)(s)(t)(x)	2.54(n)	24.18	7.35	4.25	7.56	10.30(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35(a)	0.33	0.34	0.34	0.33	0.34(c)
Expenses after expense reductions (f)(h)	0.35(a)	0.33	0.34	0.34	0.33	0.34(c)
Net investment income (loss) (l)	0.85(a)	1.23	1.79	2.09	1.93	1.55(c)
Portfolio turnover	6(n)	7	8	2	2	1
Net assets at end of period (000 omitted)	$5,101,728	$4,687,031	$3,173,202	$3,038,919	$3,071,863	$3,077,471
See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND − continued
	Six months ended	Year ended
Class B	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$21.28	$17.79	$17.33	$17.65	$17.16	$16.01
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.10	$0.19	$0.24	$0.21	$0.13(c)
Net realized and unrealized gain (loss)	0.44	3.99	0.97	0.30	0.94	1.35
Total from investment operations	$0.45	$4.09	$1.16	$0.54	$1.15	$1.48
Less distributions declared to shareholders
From net investment income	$(0.00)(w)	$(0.10)	$(0.20)	$(0.24)	$(0.25)	$(0.12)
From net realized gain	—	(0.50)	(0.50)	(0.62)	(0.41)	(0.21)
Total distributions declared to shareholders	$(0.00)(w)	$(0.60)	$(0.70)	$(0.86)	$(0.66)	$(0.33)
Net asset value, end of period (x)	$21.73	$21.28	$17.79	$17.33	$17.65	$17.16
Total return (%) (r)(s)(t)(x)	2.13(n)	23.24	6.57	3.49	6.75	9.43(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10(a)	1.08	1.09	1.09	1.08	1.09(c)
Expenses after expense reductions (f)(h)	1.10(a)	1.08	1.09	1.09	1.08	1.09(c)
Net investment income (loss) (l)	0.12(a)	0.50	1.05	1.36	1.19	0.80(c)
Portfolio turnover	6(n)	7	8	2	2	1
Net assets at end of period (000 omitted)	$96,240	$116,059	$149,969	$210,011	$256,958	$293,064
	Six months ended	Year ended
Class C	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$21.10	$17.65	$17.21	$17.53	$17.05	$15.91
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.10	$0.18	$0.23	$0.21	$0.13(c)
Net realized and unrealized gain (loss)	0.45	3.95	0.97	0.31	0.93	1.34
Total from investment operations	$0.46	$4.05	$1.15	$0.54	$1.14	$1.47
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.10)	$(0.21)	$(0.24)	$(0.25)	$(0.12)
From net realized gain	—	(0.50)	(0.50)	(0.62)	(0.41)	(0.21)
Total distributions declared to shareholders	$(0.01)	$(0.60)	$(0.71)	$(0.86)	$(0.66)	$(0.33)
Net asset value, end of period (x)	$21.55	$21.10	$17.65	$17.21	$17.53	$17.05
Total return (%) (r)(s)(t)(x)	2.16(n)	23.19	6.55	3.53	6.74	9.43(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10(a)	1.08	1.09	1.09	1.08	1.09(c)
Expenses after expense reductions (f)(h)	1.10(a)	1.08	1.09	1.09	1.08	1.09(c)
Net investment income (loss) (l)	0.11(a)	0.53	1.04	1.34	1.20	0.80(c)
Portfolio turnover	6(n)	7	8	2	2	1
Net assets at end of period (000 omitted)	$667,534	$721,781	$874,127	$917,199	$990,317	$1,181,728
See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND − continued
	Six months ended	Year ended
Class I	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$21.91	$18.29	$17.81	$18.12	$17.60	$16.40
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.30	$0.37	$0.42	$0.40	$0.29(c)
Net realized and unrealized gain (loss)	0.46	4.11	1.00	0.31	0.95	1.40
Total from investment operations	$0.58	$4.41	$1.37	$0.73	$1.35	$1.69
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.29)	$(0.39)	$(0.42)	$(0.42)	$(0.28)
From net realized gain	—	(0.50)	(0.50)	(0.62)	(0.41)	(0.21)
Total distributions declared to shareholders	$(0.10)	$(0.79)	$(0.89)	$(1.04)	$(0.83)	$(0.49)
Net asset value, end of period (x)	$22.39	$21.91	$18.29	$17.81	$18.12	$17.60
Total return (%) (r)(s)(t)(x)	2.66(n)	24.49	7.62	4.51	7.78	10.56(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10(a)	0.08	0.09	0.09	0.08	0.09(c)
Expenses after expense reductions (f)(h)	0.10(a)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	1.11(a)	1.50	2.04	2.35	2.21	1.74(c)
Portfolio turnover	6(n)	7	8	2	2	1
Net assets at end of period (000 omitted)	$509,041	$476,798	$310,815	$275,276	$266,965	$206,826
	Six months ended	Year ended
Class R1	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$20.58	$17.23	$16.83	$17.17	$16.72	$15.60
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.09	$0.18	$0.23	$0.21	$0.13(c)
Net realized and unrealized gain (loss)	0.43	3.87	0.93	0.30	0.90	1.32
Total from investment operations	$0.44	$3.96	$1.11	$0.53	$1.11	$1.45
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.11)	$(0.21)	$(0.25)	$(0.25)	$(0.12)
From net realized gain	—	(0.50)	(0.50)	(0.62)	(0.41)	(0.21)
Total distributions declared to shareholders	$(0.01)	$(0.61)	$(0.71)	$(0.87)	$(0.66)	$(0.33)
Net asset value, end of period (x)	$21.01	$20.58	$17.23	$16.83	$17.17	$16.72
Total return (%) (r)(s)(t)(x)	2.13(n)	23.25	6.49	3.53	6.71	9.50(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10(a)	1.08	1.09	1.09	1.08	1.09(c)
Expenses after expense reductions (f)(h)	1.10(a)	N/A	1.09	1.09	N/A	N/A
Net investment income (loss) (l)	0.11(a)	0.49	1.03	1.37	1.21	0.81(c)
Portfolio turnover	6(n)	7	8	2	2	1
Net assets at end of period (000 omitted)	$27,138	$26,919	$24,120	$26,171	$27,412	$31,037
See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND − continued
	Six months ended	Year ended
Class R2	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$21.04	$17.59	$17.16	$17.49	$17.01	$15.86
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.20	$0.27	$0.32	$0.30	$0.21(c)
Net realized and unrealized gain (loss)	0.43	3.95	0.96	0.30	0.92	1.35
Total from investment operations	$0.50	$4.15	$1.23	$0.62	$1.22	$1.56
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.20)	$(0.30)	$(0.33)	$(0.33)	$(0.20)
From net realized gain	—	(0.50)	(0.50)	(0.62)	(0.41)	(0.21)
Total distributions declared to shareholders	$(0.05)	$(0.70)	$(0.80)	$(0.95)	$(0.74)	$(0.41)
Net asset value, end of period (x)	$21.49	$21.04	$17.59	$17.16	$17.49	$17.01
Total return (%) (r)(s)(t)(x)	2.38(n)	23.88	7.06	4.02	7.27	10.04(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60(a)	0.58	0.59	0.59	0.58	0.59(c)
Expenses after expense reductions (f)(h)	0.60(a)	0.58	0.59	0.59	0.58	0.59(c)
Net investment income (loss) (l)	0.61(a)	1.01	1.53	1.84	1.69	1.31(c)
Portfolio turnover	6(n)	7	8	2	2	1
Net assets at end of period (000 omitted)	$121,224	$128,654	$124,725	$136,699	$166,412	$191,974
	Six months ended	Year ended
Class R3	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$21.38	$17.86	$17.41	$17.74	$17.24	$16.07
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.25	$0.33	$0.37	$0.35	$0.25(c)
Net realized and unrealized gain (loss)	0.45	4.01	0.96	0.29	0.94	1.37
Total from investment operations	$0.54	$4.26	$1.29	$0.66	$1.29	$1.62
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.24)	$(0.34)	$(0.37)	$(0.38)	$(0.24)
From net realized gain	—	(0.50)	(0.50)	(0.62)	(0.41)	(0.21)
Total distributions declared to shareholders	$(0.08)	$(0.74)	$(0.84)	$(0.99)	$(0.79)	$(0.45)
Net asset value, end of period (x)	$21.84	$21.38	$17.86	$17.41	$17.74	$17.24
Total return (%) (r)(s)(t)(x)	2.51(n)	24.21	7.35	4.22	7.56	10.31(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35(a)	0.33	0.34	0.34	0.33	0.34(c)
Expenses after expense reductions (f)(h)	0.35(a)	N/A	N/A	0.34	0.33	0.34(c)
Net investment income (loss) (l)	0.86(a)	1.24	1.83	2.09	1.95	1.53(c)
Portfolio turnover	6(n)	7	8	2	2	1
Net assets at end of period (000 omitted)	$239,298	$250,644	$219,996	$270,597	$312,677	$344,821
See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND − continued
	Six months ended	Year ended
Class R4	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$21.55	$18.00	$17.54	$17.86	$17.36	$16.18
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.30	$0.37	$0.44	$0.39	$0.30(c)
Net realized and unrealized gain (loss)	0.45	4.04	0.98	0.28	0.94	1.37
Total from investment operations	$0.57	$4.34	$1.35	$0.72	$1.33	$1.67
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.29)	$(0.39)	$(0.42)	$(0.42)	$(0.28)
From net realized gain	—	(0.50)	(0.50)	(0.62)	(0.41)	(0.21)
Total distributions declared to shareholders	$(0.10)	$(0.79)	$(0.89)	$(1.04)	$(0.83)	$(0.49)
Net asset value, end of period (x)	$22.02	$21.55	$18.00	$17.54	$17.86	$17.36
Total return (%) (r)(s)(t)(x)	2.66(n)	24.50	7.62	4.52	7.78	10.58(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10(a)	0.08	0.09	0.09	0.08	0.09(c)
Expenses after expense reductions (f)(h)	0.10(a)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	1.11(a)	1.49	2.04	2.50	2.21	1.80(c)
Portfolio turnover	6(n)	7	8	2	2	1
Net assets at end of period (000 omitted)	$336,225	$334,080	$252,825	$210,597	$280,436	$264,589
Six months ended
Class R6	11/30/21(i)
Net asset value, beginning of period	$22.22
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03
Net realized and unrealized gain (loss)	0.14
Total from investment operations	$0.17
Less distributions declared to shareholders
From net investment income	$—
From net realized gain	—
Total distributions declared to shareholders	$—
Net asset value, end of period (x)	$22.39
Total return (%) (r)(s)(t)(x)	0.77(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.02(a)
Expenses after expense reductions (f)(h)	N/A
Net investment income (loss) (l)	0.74(a)
Portfolio turnover	6(n)
Net assets at end of period (000 omitted)	$50
See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND − continued
	Six months ended	Year ended
Class 529A	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$21.44	$17.92	$17.46	$17.79	$17.29	$16.11
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.24	$0.31	$0.36	$0.34	$0.25(c)
Net realized and unrealized gain (loss)	0.44	4.02	0.99	0.29	0.94	1.37
Total from investment operations	$0.53	$4.26	$1.30	$0.65	$1.28	$1.62
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.24)	$(0.34)	$(0.36)	$(0.37)	$(0.23)
From net realized gain	—	(0.50)	(0.50)	(0.62)	(0.41)	(0.21)
Total distributions declared to shareholders	$(0.07)	$(0.74)	$(0.84)	$(0.98)	$(0.78)	$(0.44)
Net asset value, end of period (x)	$21.90	$21.44	$17.92	$17.46	$17.79	$17.29
Total return (%) (r)(s)(t)(x)	2.49(n)	24.09	7.34	4.18	7.50	10.31(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40(a)	0.38	0.39	0.39	0.41	0.44(c)
Expenses after expense reductions (f)(h)	0.39(a)	0.38	0.38	0.38	0.37	0.38(c)
Net investment income (loss) (l)	0.82(a)	1.19	1.74	2.05	1.89	1.50(c)
Portfolio turnover	6(n)	7	8	2	2	1
Net assets at end of period (000 omitted)	$338,239	$331,376	$248,006	$233,915	$230,464	$210,075
	Six months ended	Year ended
Class 529B	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$21.05	$17.60	$17.14	$17.47	$16.99	$15.86
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.24	$0.19	$0.23	$0.20	$0.12(c)
Net realized and unrealized gain (loss)	0.44	3.94	0.97	0.29	0.93	1.34
Total from investment operations	$0.53	$4.18	$1.16	$0.52	$1.13	$1.46
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.23)	$(0.20)	$(0.23)	$(0.24)	$(0.12)
From net realized gain	—	(0.50)	(0.50)	(0.62)	(0.41)	(0.21)
Total distributions declared to shareholders	$(0.07)	$(0.73)	$(0.70)	$(0.85)	$(0.65)	$(0.33)
Net asset value, end of period (x)	$21.51	$21.05	$17.60	$17.14	$17.47	$16.99
Total return (%) (r)(s)(t)(x)	2.52(n)	24.10	6.63	3.44	6.73	9.37(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39(a)	0.38	1.03	1.14	1.16	1.19(c)
Expenses after expense reductions (f)(h)	0.39(a)	0.37	1.02	1.13	1.12	1.13(c)
Net investment income (loss) (l)	0.82(a)	1.21	1.09	1.33	1.15	0.76(c)
Portfolio turnover	6(n)	7	8	2	2	1
Net assets at end of period (000 omitted)	$6,090	$6,551	$7,258	$8,882	$11,056	$14,214
See Notes to Financial Statements

Financial Highlights − continued
MFS MODERATE ALLOCATION FUND − continued
	Six months ended	Year ended
Class 529C	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$20.85	$17.44	$17.01	$17.35	$16.89	$15.76
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.10	$0.17	$0.22	$0.20	$0.12(c)
Net realized and unrealized gain (loss)	0.44	3.90	0.96	0.29	0.92	1.34
Total from investment operations	$0.45	$4.00	$1.13	$0.51	$1.12	$1.46
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.09)	$(0.20)	$(0.23)	$(0.25)	$(0.12)
From net realized gain	—	(0.50)	(0.50)	(0.62)	(0.41)	(0.21)
Total distributions declared to shareholders	$(0.01)	$(0.59)	$(0.70)	$(0.85)	$(0.66)	$(0.33)
Net asset value, end of period (x)	$21.29	$20.85	$17.44	$17.01	$17.35	$16.89
Total return (%) (r)(s)(t)(x)	2.14(n)	23.19	6.52	3.43	6.67	9.48(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15(a)	1.13	1.14	1.14	1.16	1.19(c)
Expenses after expense reductions (f)(h)	1.14(a)	1.13	1.14	1.13	1.13	1.13(c)
Net investment income (loss) (l)	0.07(a)	0.49	0.99	1.32	1.15	0.74(c)
Portfolio turnover	6(n)	7	8	2	2	1
Net assets at end of period (000 omitted)	$53,768	$55,915	$65,063	$71,615	$75,337	$79,047
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$26.18	$20.57	$20.26	$20.87	$19.84	$18.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.23	$0.33	$0.38	$0.36	$0.25(c)
Net realized and unrealized gain (loss)	0.68	6.25	1.03	0.21	1.66	2.09
Total from investment operations	$0.75	$6.48	$1.36	$0.59	$2.02	$2.34
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.34)	$(0.39)	$(0.40)	$(0.22)
From net realized gain	—	(0.64)	(0.71)	(0.81)	(0.59)	(0.30)
Total distributions declared to shareholders	$—	$(0.87)	$(1.05)	$(1.20)	$(0.99)	$(0.52)
Net asset value, end of period (x)	$26.93	$26.18	$20.57	$20.26	$20.87	$19.84
Total return (%) (r)(s)(t)(x)	2.86(n)	31.90	6.41	3.58	10.27	13.26(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37(a)	0.35	0.36	0.36	0.35	0.36(c)
Expenses after expense reductions (f)(h)	0.35(a)	0.35	0.35	0.35	0.35	0.35(c)
Net investment income (loss) (l)	0.52(a)	0.96	1.57	1.87	1.72	1.34(c)
Portfolio turnover	7(n)	7	4	3	2	1
Net assets at end of period (000 omitted)	$4,614,819	$4,279,764	$2,944,439	$2,852,131	$2,852,681	$2,758,650
See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class B	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$25.99	$20.39	$20.08	$20.65	$19.64	$17.83
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.05	$0.17	$0.23	$0.20	$0.11(c)
Net realized and unrealized gain (loss)	0.67	6.21	1.00	0.23	1.64	2.08
Total from investment operations	$0.64	$6.26	$1.17	$0.46	$1.84	$2.19
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$(0.15)	$(0.22)	$(0.24)	$(0.08)
From net realized gain	—	(0.64)	(0.71)	(0.81)	(0.59)	(0.30)
Total distributions declared to shareholders	$—	$(0.66)	$(0.86)	$(1.03)	$(0.83)	$(0.38)
Net asset value, end of period (x)	$26.63	$25.99	$20.39	$20.08	$20.65	$19.64
Total return (%) (r)(s)(t)(x)	2.46(n)	30.98	5.56	2.85	9.42	12.43(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12(a)	1.10	1.11	1.11	1.10	1.11(c)
Expenses after expense reductions (f)(h)	1.10(a)	1.10	1.10	1.10	1.10	1.10(c)
Net investment income (loss) (l)	(0.22)(a)	0.23	0.83	1.13	0.98	0.58(c)
Portfolio turnover	7(n)	7	4	3	2	1
Net assets at end of period (000 omitted)	$93,787	$109,514	$126,962	$177,893	$214,832	$237,525
	Six months ended	Year ended
Class C	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$25.63	$20.12	$19.85	$20.43	$19.44	$17.66
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.06	$0.17	$0.23	$0.20	$0.11(c)
Net realized and unrealized gain (loss)	0.66	6.12	0.99	0.22	1.62	2.05
Total from investment operations	$0.63	$6.18	$1.16	$0.45	$1.82	$2.16
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$(0.18)	$(0.22)	$(0.24)	$(0.08)
From net realized gain	—	(0.64)	(0.71)	(0.81)	(0.59)	(0.30)
Total distributions declared to shareholders	$—	$(0.67)	$(0.89)	$(1.03)	$(0.83)	$(0.38)
Net asset value, end of period (x)	$26.26	$25.63	$20.12	$19.85	$20.43	$19.44
Total return (%) (r)(s)(t)(x)	2.46(n)	30.98	5.56	2.84	9.43	12.44(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12(a)	1.10	1.11	1.11	1.10	1.11(c)
Expenses after expense reductions (f)(h)	1.10(a)	1.10	1.10	1.10	1.10	1.10(c)
Net investment income (loss) (l)	(0.22)(a)	0.26	0.82	1.13	1.00	0.59(c)
Portfolio turnover	7(n)	7	4	3	2	1
Net assets at end of period (000 omitted)	$592,360	$638,016	$694,541	$714,230	$764,750	$934,658
See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class I	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$26.47	$20.78	$20.45	$21.06	$20.02	$18.17
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.29	$0.38	$0.44	$0.42	$0.29(c)
Net realized and unrealized gain (loss)	0.68	6.33	1.05	0.21	1.66	2.13
Total from investment operations	$0.79	$6.62	$1.43	$0.65	$2.08	$2.42
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.39)	$(0.45)	$(0.45)	$(0.27)
From net realized gain	—	(0.64)	(0.71)	(0.81)	(0.59)	(0.30)
Total distributions declared to shareholders	$—	$(0.93)	$(1.10)	$(1.26)	$(1.04)	$(0.57)
Net asset value, end of period (x)	$27.26	$26.47	$20.78	$20.45	$21.06	$20.02
Total return (%) (r)(s)(t)(x)	2.98(n)	32.24	6.69	3.84	10.50	13.61(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.12(a)	0.10	0.11	0.11	0.10	0.11(c)
Expenses after expense reductions (f)(h)	0.10(a)	0.10	0.10	0.10	N/A	0.10(c)
Net investment income (loss) (l)	0.77(a)	1.23	1.80	2.13	1.99	1.53(c)
Portfolio turnover	7(n)	7	4	3	2	1
Net assets at end of period (000 omitted)	$463,491	$434,119	$294,213	$237,232	$195,227	$151,865
	Six months ended	Year ended
Class R1	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$25.02	$19.69	$19.42	$20.02	$19.07	$17.32
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.05	$0.16	$0.23	$0.19	$0.11(c)
Net realized and unrealized gain (loss)	0.65	5.98	0.98	0.21	1.59	2.02
Total from investment operations	$0.62	$6.03	$1.14	$0.44	$1.78	$2.13
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.16)	$(0.23)	$(0.24)	$(0.08)
From net realized gain	—	(0.64)	(0.71)	(0.81)	(0.59)	(0.30)
Total distributions declared to shareholders	$—	$(0.70)	$(0.87)	$(1.04)	$(0.83)	$(0.38)
Net asset value, end of period (x)	$25.64	$25.02	$19.69	$19.42	$20.02	$19.07
Total return (%) (r)(s)(t)(x)	2.48(n)	30.91	5.59	2.85	9.40	12.48(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12(a)	1.10	1.11	1.11	1.10	1.11(c)
Expenses after expense reductions (f)(h)	1.10(a)	1.10	1.10	1.10	N/A	1.10(c)
Net investment income (loss) (l)	(0.22)(a)	0.21	0.82	1.18	0.96	0.60(c)
Portfolio turnover	7(n)	7	4	3	2	1
Net assets at end of period (000 omitted)	$21,470	$21,519	$19,543	$23,326	$30,764	$33,854
See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class R2	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$25.52	$20.06	$19.78	$20.39	$19.41	$17.63
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.17	$0.27	$0.33	$0.30	$0.20(c)
Net realized and unrealized gain (loss)	0.66	6.10	1.00	0.21	1.61	2.06
Total from investment operations	$0.70	$6.27	$1.27	$0.54	$1.91	$2.26
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.28)	$(0.34)	$(0.34)	$(0.18)
From net realized gain	—	(0.64)	(0.71)	(0.81)	(0.59)	(0.30)
Total distributions declared to shareholders	$—	$(0.81)	$(0.99)	$(1.15)	$(0.93)	$(0.48)
Net asset value, end of period (x)	$26.22	$25.52	$20.06	$19.78	$20.39	$19.41
Total return (%) (r)(s)(t)(x)	2.74(n)	31.62	6.12	3.34	9.94	13.03(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.62(a)	0.60	0.61	0.61	0.60	0.61(c)
Expenses after expense reductions (f)(h)	0.60(a)	0.60	0.60	0.60	0.60	0.60(c)
Net investment income (loss) (l)	0.28(a)	0.72	1.30	1.64	1.46	1.10(c)
Portfolio turnover	7(n)	7	4	3	2	1
Net assets at end of period (000 omitted)	$138,892	$142,619	$123,459	$138,541	$160,632	$182,744
	Six months ended	Year ended
Class R3	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$25.93	$20.37	$20.08	$20.69	$19.68	$17.87
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.23	$0.33	$0.39	$0.36	$0.25(c)
Net realized and unrealized gain (loss)	0.68	6.20	1.01	0.20	1.64	2.08
Total from investment operations	$0.75	$6.43	$1.34	$0.59	$2.00	$2.33
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.34)	$(0.39)	$(0.40)	$(0.22)
From net realized gain	—	(0.64)	(0.71)	(0.81)	(0.59)	(0.30)
Total distributions declared to shareholders	$—	$(0.87)	$(1.05)	$(1.20)	$(0.99)	$(0.52)
Net asset value, end of period (x)	$26.68	$25.93	$20.37	$20.08	$20.69	$19.68
Total return (%) (r)(s)(t)(x)	2.89(n)	31.94	6.35	3.59	10.25	13.32(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37(a)	0.35	0.36	0.36	0.35	0.36(c)
Expenses after expense reductions (f)(h)	0.35(a)	0.35	0.35	0.35	0.35	0.35(c)
Net investment income (loss) (l)	0.53(a)	0.98	1.59	1.90	1.75	1.34(c)
Portfolio turnover	7(n)	7	4	3	2	1
Net assets at end of period (000 omitted)	$165,852	$170,541	$147,888	$170,299	$202,407	$235,279
See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class R4	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$26.17	$20.55	$20.24	$20.86	$19.84	$18.01
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.29	$0.38	$0.44	$0.39	$0.29(c)
Net realized and unrealized gain (loss)	0.69	6.26	1.03	0.20	1.67	2.11
Total from investment operations	$0.79	$6.55	$1.41	$0.64	$2.06	$2.40
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.39)	$(0.45)	$(0.45)	$(0.27)
From net realized gain	—	(0.64)	(0.71)	(0.81)	(0.59)	(0.30)
Total distributions declared to shareholders	$—	$(0.93)	$(1.10)	$(1.26)	$(1.04)	$(0.57)
Net asset value, end of period (x)	$26.96	$26.17	$20.55	$20.24	$20.86	$19.84
Total return (%) (r)(s)(t)(x)	3.02(n)	32.26	6.66	3.83	10.50	13.62(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.12(a)	0.11	0.11	0.11	0.10	0.11(c)
Expenses after expense reductions (f)(h)	0.10(a)	0.10	0.10	0.10	N/A	0.10(c)
Net investment income (loss) (l)	0.77(a)	1.23	1.81	2.16	1.90	1.55(c)
Portfolio turnover	7(n)	7	4	3	2	1
Net assets at end of period (000 omitted)	$378,316	$360,879	$264,076	$232,530	$230,032	$243,760
Six months ended
Class R6	11/30/21(i)
Net asset value, beginning of period	$27.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02
Net realized and unrealized gain (loss)	0.23
Total from investment operations	$0.25
Less distributions declared to shareholders
From net investment income	$—
From net realized gain	—
Total distributions declared to shareholders	$—
Net asset value, end of period (x)	$27.27
Total return (%) (r)(s)(t)(x)	0.93(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.03(a)
Expenses after expense reductions (f)(h)	0.02(a)
Net investment income (loss) (l)	0.48(a)
Portfolio turnover	7(n)
Net assets at end of period (000 omitted)	$191
See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class 529A	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$25.94	$20.38	$20.09	$20.70	$19.70	$17.89
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.22	$0.32	$0.37	$0.34	$0.24(c)
Net realized and unrealized gain (loss)	0.67	6.20	1.01	0.22	1.65	2.09
Total from investment operations	$0.74	$6.42	$1.33	$0.59	$1.99	$2.33
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.33)	$(0.39)	$(0.40)	$(0.22)
From net realized gain	—	(0.64)	(0.71)	(0.81)	(0.59)	(0.30)
Total distributions declared to shareholders	$—	$(0.86)	$(1.04)	$(1.20)	$(0.99)	$(0.52)
Net asset value, end of period (x)	$26.68	$25.94	$20.38	$20.09	$20.70	$19.70
Total return (%) (r)(s)(t)(x)	2.85(n)	31.90	6.33	3.57	10.17	13.27(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.42(a)	0.40	0.41	0.41	0.42	0.46(c)
Expenses after expense reductions (f)(h)	0.39(a)	0.39	0.39	0.39	0.39	0.39(c)
Net investment income (loss) (l)	0.49(a)	0.92	1.53	1.83	1.68	1.28(c)
Portfolio turnover	7(n)	7	4	3	2	1
Net assets at end of period (000 omitted)	$356,177	$349,866	$261,099	$244,869	$236,768	$211,825
	Six months ended	Year ended
Class 529B	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$25.72	$20.15	$19.86	$20.45	$19.46	$17.67
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.12	$0.16	$0.21	$0.19	$0.10(c)
Net realized and unrealized gain (loss)	0.67	6.13	0.99	0.23	1.63	2.05
Total from investment operations	$0.74	$6.25	$1.15	$0.44	$1.82	$2.15
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$(0.15)	$(0.22)	$(0.24)	$(0.06)
From net realized gain	—	(0.64)	(0.71)	(0.81)	(0.59)	(0.30)
Total distributions declared to shareholders	$—	$(0.68)	$(0.86)	$(1.03)	$(0.83)	$(0.36)
Net asset value, end of period (x)	$26.46	$25.72	$20.15	$19.86	$20.45	$19.46
Total return (%) (r)(s)(t)(x)	2.88(n)	31.29	5.52	2.77	9.40	12.36(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40(a)	0.84	1.16	1.16	1.18	1.21(c)
Expenses after expense reductions (f)(h)	0.38(a)	0.82	1.15	1.15	1.15	1.15(c)
Net investment income (loss) (l)	0.50(a)	0.50	0.78	1.07	0.93	0.53(c)
Portfolio turnover	7(n)	7	4	3	2	1
Net assets at end of period (000 omitted)	$7,884	$8,867	$8,702	$10,820	$11,943	$12,439
See Notes to Financial Statements

Financial Highlights − continued
MFS GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class 529C	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$25.24	$19.82	$19.56	$20.16	$19.21	$17.46
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.05	$0.16	$0.21	$0.19	$0.10(c)
Net realized and unrealized gain (loss)	0.64	6.02	0.98	0.21	1.60	2.03
Total from investment operations	$0.61	$6.07	$1.14	$0.42	$1.79	$2.13
Less distributions declared to shareholders
From net investment income	$(0.00)(w)	$(0.01)	$(0.17)	$(0.21)	$(0.25)	$(0.08)
From net realized gain	—	(0.64)	(0.71)	(0.81)	(0.59)	(0.30)
Total distributions declared to shareholders	$(0.00)(w)	$(0.65)	$(0.88)	$(1.02)	$(0.84)	$(0.38)
Net asset value, end of period (x)	$25.85	$25.24	$19.82	$19.56	$20.16	$19.21
Total return (%) (r)(s)(t)(x)	2.42(n)	30.92	5.57	2.74	9.37	12.38(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17(a)	1.15	1.16	1.16	1.17	1.21(c)
Expenses after expense reductions (f)(h)	1.14(a)	1.14	1.14	1.14	1.14	1.15(c)
Net investment income (loss) (l)	(0.25)(a)	0.23	0.79	1.08	0.94	0.53(c)
Portfolio turnover	7(n)	7	4	3	2	1
Net assets at end of period (000 omitted)	$46,183	$50,115	$57,107	$61,352	$70,345	$74,292
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$31.03	$23.23	$22.94	$23.63	$21.80	$19.47
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.14	$0.28	$0.34	$0.30	$0.20(c)
Net realized and unrealized gain (loss)	0.97	8.66	1.18	0.16	2.47	2.70
Total from investment operations	$0.94	$8.80	$1.46	$0.50	$2.77	$2.90
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.29)	$(0.34)	$(0.32)	$(0.20)
From net realized gain	—	(0.85)	(0.88)	(0.85)	(0.62)	(0.37)
Total distributions declared to shareholders	$—	$(1.00)	$(1.17)	$(1.19)	$(0.94)	$(0.57)
Net asset value, end of period (x)	$31.97	$31.03	$23.23	$22.94	$23.63	$21.80
Total return (%) (r)(s)(t)(x)	3.03(n)	38.35	5.97	2.82	12.82	15.22(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.38(a)	0.40	0.41	0.40	0.39	0.40(c)
Expenses after expense reductions (f)(h)	0.38(a)	0.38	0.38	0.38	0.38	0.38(c)
Net investment income (loss) (l)	(0.16)(a)	0.50	1.18	1.47	1.30	0.99(c)
Portfolio turnover	8(n)	7	6	5	2	2
Net assets at end of period (000 omitted)	$1,493,602	$1,386,555	$928,555	$869,146	$859,070	$778,995
See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class B	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$30.47	$22.88	$22.60	$23.26	$21.46	$19.16
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.14)	$(0.06)	$0.10	$0.17	$0.13	$0.05(c)
Net realized and unrealized gain (loss)	0.95	8.50	1.15	0.17	2.43	2.66
Total from investment operations	$0.81	$8.44	$1.25	$0.34	$2.56	$2.71
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.09)	$(0.15)	$(0.14)	$(0.04)
From net realized gain	—	(0.85)	(0.88)	(0.85)	(0.62)	(0.37)
Total distributions declared to shareholders	$—	$(0.85)	$(0.97)	$(1.00)	$(0.76)	$(0.41)
Net asset value, end of period (x)	$31.28	$30.47	$22.88	$22.60	$23.26	$21.46
Total return (%) (r)(s)(t)(x)	2.66(n)	37.30	5.18	2.03	12.02	14.39(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13(a)	1.15	1.16	1.15	1.14	1.15(c)
Expenses after expense reductions (f)(h)	1.13(a)	1.13	1.13	1.13	1.13	1.13(c)
Net investment income (loss) (l)	(0.90)(a)	(0.22)	0.44	0.73	0.57	0.23(c)
Portfolio turnover	8(n)	7	6	5	2	2
Net assets at end of period (000 omitted)	$36,244	$40,147	$41,016	$52,512	$61,264	$65,287
	Six months ended	Year ended
Class C	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$30.09	$22.61	$22.36	$23.02	$21.26	$18.99
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.14)	$(0.05)	$0.09	$0.16	$0.13	$0.05(c)
Net realized and unrealized gain (loss)	0.95	8.38	1.15	0.18	2.40	2.64
Total from investment operations	$0.81	$8.33	$1.24	$0.34	$2.53	$2.69
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.11)	$(0.15)	$(0.15)	$(0.05)
From net realized gain	—	(0.85)	(0.88)	(0.85)	(0.62)	(0.37)
Total distributions declared to shareholders	$—	$(0.85)	$(0.99)	$(1.00)	$(0.77)	$(0.42)
Net asset value, end of period (x)	$30.90	$30.09	$22.61	$22.36	$23.02	$21.26
Total return (%) (r)(s)(t)(x)	2.69(n)	37.26	5.20	2.04	11.97	14.42(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13(a)	1.14	1.16	1.15	1.14	1.15(c)
Expenses after expense reductions (f)(h)	1.13(a)	1.13	1.13	1.13	1.13	1.13(c)
Net investment income (loss) (l)	(0.90)(a)	(0.20)	0.41	0.72	0.58	0.24(c)
Portfolio turnover	8(n)	7	6	5	2	2
Net assets at end of period (000 omitted)	$263,156	$264,940	$234,144	$221,719	$227,357	$274,450
See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class I	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$31.62	$23.65	$23.33	$24.02	$22.14	$19.77
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.22	$0.35	$0.39	$0.37	$0.25(c)
Net realized and unrealized gain (loss)	0.99	8.80	1.20	0.17	2.51	2.74
Total from investment operations	$1.01	$9.02	$1.55	$0.56	$2.88	$2.99
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.35)	$(0.40)	$(0.38)	$(0.25)
From net realized gain	—	(0.85)	(0.88)	(0.85)	(0.62)	(0.37)
Total distributions declared to shareholders	$—	$(1.05)	$(1.23)	$(1.25)	$(1.00)	$(0.62)
Net asset value, end of period (x)	$32.63	$31.62	$23.65	$23.33	$24.02	$22.14
Total return (%) (r)(s)(t)(x)	3.19(n)	38.67	6.24	3.05	13.11	15.49(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.13(a)	0.15	0.16	0.15	0.14	0.15(c)
Expenses after expense reductions (f)(h)	0.13(a)	0.13	0.13	0.13	0.13	0.13(c)
Net investment income (loss) (l)	0.09(a)	0.78	1.46	1.67	1.58	1.19(c)
Portfolio turnover	8(n)	7	6	5	2	2
Net assets at end of period (000 omitted)	$263,134	$241,144	$178,491	$167,527	$142,897	$112,479
	Six months ended	Year ended
Class R1	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$29.60	$22.25	$22.00	$22.69	$20.97	$18.74
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.14)	$(0.06)	$0.09	$0.15	$0.12	$0.05(c)
Net realized and unrealized gain (loss)	0.93	8.26	1.13	0.18	2.37	2.60
Total from investment operations	$0.79	$8.20	$1.22	$0.33	$2.49	$2.65
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.09)	$(0.17)	$(0.15)	$(0.05)
From net realized gain	—	(0.85)	(0.88)	(0.85)	(0.62)	(0.37)
Total distributions declared to shareholders	$—	$(0.85)	$(0.97)	$(1.02)	$(0.77)	$(0.42)
Net asset value, end of period (x)	$30.39	$29.60	$22.25	$22.00	$22.69	$20.97
Total return (%) (r)(s)(t)(x)	2.67(n)	37.28	5.21	2.03	11.94	14.42(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13(a)	1.14	1.16	1.15	1.14	1.15(c)
Expenses after expense reductions (f)(h)	1.13(a)	1.13	1.13	1.13	1.13	1.13(c)
Net investment income (loss) (l)	(0.90)(a)	(0.24)	0.40	0.69	0.53	0.27(c)
Portfolio turnover	8(n)	7	6	5	2	2
Net assets at end of period (000 omitted)	$18,406	$18,496	$14,484	$17,093	$17,228	$16,835
See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class R2	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$30.30	$22.71	$22.44	$23.13	$21.36	$19.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.07	$0.21	$0.28	$0.25	$0.15(c)
Net realized and unrealized gain (loss)	0.95	8.44	1.16	0.16	2.40	2.64
Total from investment operations	$0.89	$8.51	$1.37	$0.44	$2.65	$2.79
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.22)	$(0.28)	$(0.26)	$(0.14)
From net realized gain	—	(0.85)	(0.88)	(0.85)	(0.62)	(0.37)
Total distributions declared to shareholders	$—	$(0.92)	$(1.10)	$(1.13)	$(0.88)	$(0.51)
Net asset value, end of period (x)	$31.19	$30.30	$22.71	$22.44	$23.13	$21.36
Total return (%) (r)(s)(t)(x)	2.94(n)	37.93	5.73	2.56	12.50	14.96(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.63(a)	0.65	0.66	0.65	0.64	0.65(c)
Expenses after expense reductions (f)(h)	0.63(a)	0.63	0.63	0.63	0.63	0.63(c)
Net investment income (loss) (l)	(0.40)(a)	0.27	0.91	1.23	1.09	0.76(c)
Portfolio turnover	8(n)	7	6	5	2	2
Net assets at end of period (000 omitted)	$64,219	$65,485	$55,453	$63,038	$70,426	$77,558
	Six months ended	Year ended
Class R3	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$30.76	$23.04	$22.75	$23.44	$21.63	$19.31
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.15	$0.29	$0.34	$0.30	$0.19(c)
Net realized and unrealized gain (loss)	0.96	8.56	1.17	0.15	2.45	2.69
Total from investment operations	$0.94	$8.71	$1.46	$0.49	$2.75	$2.88
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.29)	$(0.33)	$(0.32)	$(0.19)
From net realized gain	—	(0.85)	(0.88)	(0.85)	(0.62)	(0.37)
Total distributions declared to shareholders	$—	$(0.99)	$(1.17)	$(1.18)	$(0.94)	$(0.56)
Net asset value, end of period (x)	$31.70	$30.76	$23.04	$22.75	$23.44	$21.63
Total return (%) (r)(s)(t)(x)	3.06(n)	38.28	6.00	2.78	12.82	15.28(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.38(a)	0.40	0.41	0.40	0.39	0.40(c)
Expenses after expense reductions (f)(h)	0.38(a)	0.38	0.38	0.38	0.38	0.38(c)
Net investment income (loss) (l)	(0.16)(a)	0.54	1.20	1.48	1.33	0.94(c)
Portfolio turnover	8(n)	7	6	5	2	2
Net assets at end of period (000 omitted)	$103,600	$105,120	$87,315	$97,866	$137,905	$142,459
See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class R4	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$31.15	$23.32	$23.01	$23.71	$21.87	$19.53
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.21	$0.34	$0.39	$0.35	$0.25(c)
Net realized and unrealized gain (loss)	0.98	8.67	1.20	0.16	2.49	2.71
Total from investment operations	$0.99	$8.88	$1.54	$0.55	$2.84	$2.96
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.35)	$(0.40)	$(0.38)	$(0.25)
From net realized gain	—	(0.85)	(0.88)	(0.85)	(0.62)	(0.37)
Total distributions declared to shareholders	$—	$(1.05)	$(1.23)	$(1.25)	$(1.00)	$(0.62)
Net asset value, end of period (x)	$32.14	$31.15	$23.32	$23.01	$23.71	$21.87
Total return (%) (r)(s)(t)(x)	3.18(n)	38.61	6.29	3.05	13.09	15.53(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.13(a)	0.15	0.16	0.15	0.14	0.15(c)
Expenses after expense reductions (f)(h)	0.13(a)	0.13	0.13	0.13	0.13	0.13(c)
Net investment income (loss) (l)	0.09(a)	0.77	1.44	1.69	1.53	1.23(c)
Portfolio turnover	8(n)	7	6	5	2	2
Net assets at end of period (000 omitted)	$214,917	$200,635	$137,680	$109,384	$91,311	$72,011
Six months ended
Class R6	11/30/21(i)
Net asset value, beginning of period	$32.28
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)
Net realized and unrealized gain (loss)	0.36
Total from investment operations	$0.36
Less distributions declared to shareholders
From net investment income	$—
From net realized gain	—
Total distributions declared to shareholders	$—
Net asset value, end of period (x)	$32.64
Total return (%) (r)(s)(t)(x)	1.12(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.05(a)
Expenses after expense reductions (f)(h)	N/A
Net investment income (loss) (l)	(0.04)(a)
Portfolio turnover	8(n)
Net assets at end of period (000 omitted)	$84
See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class 529A	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$30.78	$23.05	$22.77	$23.47	$21.66	$19.34
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.13	$0.27	$0.33	$0.29	$0.19(c)
Net realized and unrealized gain (loss)	0.96	8.58	1.17	0.15	2.45	2.69
Total from investment operations	$0.93	$8.71	$1.44	$0.48	$2.74	$2.88
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.28)	$(0.33)	$(0.31)	$(0.19)
From net realized gain	—	(0.85)	(0.88)	(0.85)	(0.62)	(0.37)
Total distributions declared to shareholders	$—	$(0.98)	$(1.16)	$(1.18)	$(0.93)	$(0.56)
Net asset value, end of period (x)	$31.71	$30.78	$23.05	$22.77	$23.47	$21.66
Total return (%) (r)(s)(t)(x)	3.02(n)	38.29	5.93	2.75	12.78	15.23(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43(a)	0.45	0.46	0.45	0.46	0.50(c)
Expenses after expense reductions (f)(h)	0.42(a)	0.42	0.42	0.42	0.42	0.42(c)
Net investment income (loss) (l)	(0.19)(a)	0.47	1.14	1.44	1.26	0.93(c)
Portfolio turnover	8(n)	7	6	5	2	2
Net assets at end of period (000 omitted)	$218,080	$215,339	$154,654	$145,819	$146,874	$129,294
	Six months ended	Year ended
Class 529B	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$30.05	$22.59	$22.31	$22.98	$21.22	$18.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.14)	$(0.07)	$0.09	$0.16	$0.11	$0.04(c)
Net realized and unrealized gain (loss)	0.94	8.38	1.13	0.17	2.40	2.62
Total from investment operations	$0.80	$8.31	$1.22	$0.33	$2.51	$2.66
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.06)	$(0.15)	$(0.13)	$(0.01)
From net realized gain	—	(0.85)	(0.88)	(0.85)	(0.62)	(0.37)
Total distributions declared to shareholders	$—	$(0.85)	$(0.94)	$(1.00)	$(0.75)	$(0.38)
Net asset value, end of period (x)	$30.85	$30.05	$22.59	$22.31	$22.98	$21.22
Total return (%) (r)(s)(t)(x)	2.66(n)	37.20	5.15	2.00	11.92	14.29(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18(a)	1.20	1.21	1.20	1.21	1.25(c)
Expenses after expense reductions (f)(h)	1.18(a)	1.18	1.18	1.18	1.18	1.18(c)
Net investment income (loss) (l)	(0.93)(a)	(0.26)	0.40	0.72	0.49	0.18(c)
Portfolio turnover	8(n)	7	6	5	2	2
Net assets at end of period (000 omitted)	$2,098	$2,518	$2,924	$4,253	$5,021	$5,357
See Notes to Financial Statements

Financial Highlights − continued
MFS AGGRESSIVE GROWTH ALLOCATION FUND − continued
	Six months ended	Year ended
Class 529C	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$29.58	$22.24	$22.00	$22.68	$20.97	$18.73
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.14)	$(0.06)	$0.09	$0.16	$0.12	$0.04(c)
Net realized and unrealized gain (loss)	0.92	8.25	1.13	0.16	2.36	2.60
Total from investment operations	$0.78	$8.19	$1.22	$0.32	$2.48	$2.64
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.10)	$(0.15)	$(0.15)	$(0.03)
From net realized gain	—	(0.85)	(0.88)	(0.85)	(0.62)	(0.37)
Total distributions declared to shareholders	$—	$(0.85)	$(0.98)	$(1.00)	$(0.77)	$(0.40)
Net asset value, end of period (x)	$30.36	$29.58	$22.24	$22.00	$22.68	$20.97
Total return (%) (r)(s)(t)(x)	2.64(n)	37.25	5.17	1.99	11.90	14.37(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18(a)	1.20	1.21	1.20	1.21	1.25(c)
Expenses after expense reductions (f)(h)	1.17(a)	1.17	1.17	1.17	1.17	1.17(c)
Net investment income (loss) (l)	(0.93)(a)	(0.22)	0.40	0.72	0.55	0.19(c)
Portfolio turnover	8(n)	7	6	5	2	2
Net assets at end of period (000 omitted)	$19,903	$21,417	$21,923	$27,617	$31,322	$34,237
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1)  Business and Organization
MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the funds) are each a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks.  Certain underlying funds invest their portfolio in high-yield securities rated below investment grade.  Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly.  Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.  Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.  Certain underlying funds invest in foreign securities, including securities of emerging market issuers.  Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing

Notes to Financial Statements (unaudited) - continued
service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2021 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
MFS Conservative Allocation Fund
Financial Instruments
Mutual Funds	$4,627,436,283	$—	$—	$4,627,436,283
MFS Moderate Allocation Fund
Financial Instruments
Mutual Funds	$7,495,239,774	$—	$—	$7,495,239,774
MFS Growth Allocation Fund
Financial Instruments
Mutual Funds	$6,877,906,180	$—	$—	$6,877,906,180
MFS Aggressive Growth Allocation Fund
Financial Instruments
Mutual Funds	$2,696,359,165	$—	$—	$2,696,359,165
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Notes to Financial Statements (unaudited) - continued
Derivatives — Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/21	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$60,635,735	$86,057,133	$50,002,396	$11,104,503
Long-term capital gains	38,180,804	139,862,845	153,648,340	67,705,421
Total distributions	$98,816,539	$225,919,978	$203,650,736	$78,809,924
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/21	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Cost of investments	$3,525,166,278	$4,870,970,371	$3,851,235,846	$1,314,548,394
Gross appreciation	1,112,314,395	2,654,213,471	3,048,054,487	1,385,327,826
Gross depreciation	(10,044,390)	(29,944,068)	(21,384,153)	(3,517,055)
Net unrealized appreciation (depreciation)	$1,102,270,005	$2,624,269,403	$3,026,670,334	$1,381,810,771
As of 5/31/21
Undistributed ordinary income	17,375,694	32,813,480	18,105,929	5,991,406
Undistributed long-term capital gain	27,908,290	77,533,808	99,542,277	37,570,202
Late year ordinary loss deferral	—	—	—	(2,766,929)
Net unrealized appreciation (depreciation)	1,060,015,284	2,586,376,468	3,026,647,723	1,362,117,446
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. Each fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Class 529B and Class 529C shares will convert to Class 529A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund		MFS Growth Allocation Fund		MFS Aggressive Growth Allocation Fund
	Six Months Ended 11/30/21 (i)	Year Ended 5/31/21	Six Months Ended 11/30/21 (i)	Year Ended 5/31/21	Six Months Ended 11/30/21 (i)	Year Ended 5/31/21	Six Months Ended 11/30/21 (i)	Year Ended 5/31/21
Class A	$14,052,102	$54,722,059	$17,266,896	$145,402,158	$—	$131,401,659	$—	$41,124,494
Class B	55,878	1,084,398	18,299	3,989,700	—	3,226,849	—	1,261,974
Class C	814,062	10,000,935	203,436	22,532,119	—	17,806,427	—	7,601,984
Class I	3,434,641	15,137,935	2,272,953	15,927,837	—	14,981,594	—	9,053,819
Class R1	23,852	266,691	11,764	807,113	—	593,487	—	515,458
Class R2	231,175	1,439,026	302,286	4,520,696	—	4,602,473	—	2,054,391
Class R3	579,237	2,964,928	875,490	8,602,082	—	5,945,631	—	3,567,584
Class R4	1,726,457	7,699,153	1,577,059	11,501,005	—	12,276,669	—	6,293,052
Class R6	—	—	—	—	—	—	—	—
Class 529A	919,783	4,675,914	1,129,663	10,777,610	—	11,123,652	—	6,614,057
Class 529B	17,035	111,263	20,987	258,759	—	251,071	—	85,310
Class 529C	46,574	714,237	12,720	1,600,899	1,315	1,441,224	—	637,801
Total	$21,900,796	$98,816,539	$23,691,553	$225,919,978	$1,315	$203,650,736	$—	$78,809,924
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the following funds' operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed the following rates annually of these fund’s average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	0.10%	0.10%	0.10%	0.13%
Class B	0.10%	0.10%	0.10%	0.13%
Class C	0.10%	0.10%	0.10%	0.13%
Class I	0.10%	0.10%	0.10%	0.13%
Class R1	0.10%	0.10%	0.10%	0.13%
Class R2	0.10%	0.10%	0.10%	0.13%
Class R3	0.10%	0.10%	0.10%	0.13%
Class R4	0.10%	0.10%	0.10%	0.13%
Class R6 (effective 9/30/21)	0.03%	0.02%	0.02%	0.05%
Class 529A	0.10%	0.10%	0.10%	0.13%
Class 529B	0.10%	0.10%	0.10%	0.13%
Class 529C	0.10%	0.10%	0.10%	0.13%
These written agreements will continue until modified by the funds' Board of Trustees, but such agreements will continue at least until September 30, 2022. For the six months ended November 30, 2021, these reductions amounted to $112,404 for the MFS Moderate Allocation Fund, $633,928 for the MFS Growth Allocation Fund, and $58,167 for the MFS Aggressive Growth Allocation

Notes to Financial Statements (unaudited) - continued
Fund. Each reduction is included in the reduction of total expenses in the Statements of Operations. For the six months ended November 30, 2021, actual operating expenses for the MFS Conservative Allocation Fund did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses related to this agreement.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended November 30, 2021, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:
	Class A	Class 529A
MFS Conservative Allocation Fund	$269,507	$21,610
MFS Moderate Allocation Fund	438,353	51,782
MFS Growth Allocation Fund	533,503	79,892
MFS Aggressive Growth Allocation Fund	247,506	70,189
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$3,385,629
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	6,237,258
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	5,668,622
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	1,839,451
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$212,054
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	538,993
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	518,573
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	195,333
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$2,428,004
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	3,542,357
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	3,146,996
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,349,961
	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$66,675
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	136,817
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	108,852
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	94,848

Notes to Financial Statements (unaudited) - continued
	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$138,318
MFS Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	319,620
MFS Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	360,466
MFS Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	165,662
	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$136,874
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	313,587
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	213,333
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	133,525
	Class 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.24%	$227,229
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.24%	425,420
MFS Growth Allocation Fund	—	0.25%	0.25%	0.24%	449,229
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.24%	275,634
	Class 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	0.23%	$4,077
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	0.24%	7,768
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	0.23%	10,145
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	11,536
	Class 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	0.98%	$153,297
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	0.99%	278,340
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	0.99%	246,322
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	0.99%	105,715
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Total Distribution and Service Fees	$6,752,157	$11,800,160	$10,722,538	$4,171,665
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which

Notes to Financial Statements (unaudited) - continued
there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2021, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$269	$1,059	$1,188	$1,008
Class B	—	4	—	—
Class C	69	79	277	185
Class R2	—	169	156	—
Class 529A	12,605	19,048	20,149	13,769
Class 529B	245	91	261	43
Class 529C	2,775	2,929	3,145	1,379
For the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Growth Allocation Fund for the six months ended November 30, 2021, the 0.75% distribution fee was not imposed for Class 529B shares of each fund due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2021, were as follows:
CDSC Imposed	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$127,308	$92,674	$76,446	$17,321
Class B	11,622	24,386	23,124	6,656
Class C	25,130	26,281	32,733	21,119
Class 529B	—	143	2	11
Class 529C	565	164	693	652
During the six months ended November 30, 2021, to meet the requirements of FINRA Rule 2341, MFD returned $214 and $589 of the CDSC collected for Class 529B of the MFS Moderate Allocation Fund and the MFS Growth Allocation Fund, respectively, which had the effect of further reducing the annual effective distribution fee rates for this class by 0.007% and 0.014%, respectively.
Each fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in each fund’s 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2021, were as follows:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class 529A	$45,446	$85,084	$89,846	$55,127
Class 529B	815	1,596	2,147	577
Class 529C	7,665	13,917	12,316	5,285
Total Program Manager Fees	$53,926	$100,597	$104,309	$60,989
Shareholder Servicing Agent– MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. This Special Servicing Agreement terminated on September 30, 2021. For the period from June 1, 2021 through September 29, 2021, shareholder servicing expenses incurred by the funds under this Special Servicing Agreement, including out-of-pocket expenses, were as follows:
MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$952,465	$2,104,482	$2,431,181	$—

Notes to Financial Statements (unaudited) - continued
Effective September 30, 2021, MFSC receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the period ended November 30, 2021, each fund paid the following fee, which equated to the following annual percentage of each fund's average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Expenses paid	$65,475	$136,513	$167,479	$303,622
Annual percentage of average daily net assets	0.0029%	0.0037%	0.0049%	0.0225%
Effective September 30, 2021, MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the period ended November 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$586,168	$1,108,155	$1,046,557	$1,267,786
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2021 was equivalent to the following annual effective rates of each fund's average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Percentage of average daily net assets	0.0004%	0.0002%	0.0003%	0.0007%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On September 29, 2021, MFS purchased the following fund shares as an initial investment in the class:
Fund	Class	Shares	Amount
MFS Conservative Allocation Fund	Class R6	2,697	$50,000
MFS Moderate Allocation Fund	Class R6	2,250	50,000
MFS Growth Allocation Fund	Class R6	1,850	50,000
MFS Aggressive Growth Allocation Fund	Class R6	1,549	50,000
At November 30, 2021, MFS held 100% of the outstanding shares of Class R6 of the MFS Conservative Allocation Fund and the MFS Moderate Allocation Fund, and approximately 60% of the outstanding shares of Class R6 of the MFS Aggressive Growth Allocation Fund.
(4)  Portfolio Securities
For the six months ended November 30, 2021, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated to the following:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Purchases	$441,571,908	$592,282,996	$562,492,024	$252,131,595
Sales	$84,915,002	$424,529,057	$448,358,001	$200,103,014

Notes to Financial Statements (unaudited) - continued
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund
	Six Months Ended 11/30/21 (i)		Year ended 5/31/21		Six Months Ended 11/30/21 (i)		Year ended 5/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	37,594,852	$696,725,860	83,677,557	$1,446,475,605	31,446,966	$694,964,830	78,665,459	$1,579,624,726
Class B	47,481	873,583	190,001	3,233,488	13,936	301,886	115,401	2,268,421
Class C	2,942,902	53,646,895	6,327,886	107,713,290	2,165,173	46,851,794	5,321,324	104,563,792
Class I	4,916,797	92,176,963	13,450,176	234,644,981	3,004,603	67,561,748	9,355,564	188,024,948
Class R1	50,495	901,362	152,930	2,539,194	58,181	1,228,965	159,837	3,057,094
Class R2	298,820	5,351,355	813,319	13,491,579	204,288	4,406,737	805,670	15,692,528
Class R3	870,863	15,982,860	1,877,564	31,954,032	654,197	14,301,051	1,989,223	39,797,107
Class R4	1,404,806	25,968,679	5,021,700	87,073,006	1,231,962	27,247,646	5,018,328	100,100,136
Class R6	2,697	50,000	—	—	2,250	50,000	—	—
Class 529A	2,856,655	52,430,073	4,955,688	85,088,294	2,218,409	48,637,774	4,971,273	99,370,823
Class 529B	34,281	618,731	89,324	1,509,037	34,971	752,444	79,229	1,530,253
Class 529C	378,138	6,798,069	888,416	14,796,454	327,968	7,000,746	779,192	15,067,958
	51,398,787	$951,524,430	117,444,561	$2,028,518,960	41,362,904	$913,305,621	107,260,500	$2,149,097,786
Shares issued to shareholders in reinvestment of distributions
Class A	735,131	$13,563,383	3,051,241	$52,694,334	759,621	$16,731,146	6,988,603	$140,232,546
Class B	2,890	53,310	59,958	1,034,598	812	17,845	194,570	3,886,545
Class C	43,103	784,883	566,520	9,653,969	9,084	197,849	1,109,702	21,962,015
Class I	152,989	2,849,648	645,564	11,241,482	84,745	1,894,308	636,413	12,952,356
Class R1	1,340	23,852	15,981	266,691	554	11,764	41,814	807,113
Class R2	12,589	225,094	84,307	1,409,470	13,979	300,773	226,997	4,449,260
Class R3	31,673	578,817	173,580	2,964,915	40,117	875,490	432,998	8,602,082
Class R4	81,028	1,495,092	390,178	6,717,455	56,808	1,248,499	473,673	9,467,492
Class 529A	48,684	892,633	267,095	4,577,057	50,586	1,107,560	532,887	10,629,811
Class 529B	940	16,955	6,597	111,071	963	20,698	13,160	257,543
Class 529C	2,511	45,242	41,595	700,523	573	12,458	80,214	1,569,238
	1,112,878	$20,528,909	5,302,616	$91,371,565	1,017,842	$22,418,390	10,731,031	$214,816,001
Shares reacquired
Class A	(17,879,486)	$(331,259,965)	(39,536,815)	$(683,679,633)	(17,984,989)	$(397,867,989)	(44,448,891)	$(887,456,254)
Class B	(536,346)	(9,860,664)	(1,738,528)	(29,749,237)	(1,039,819)	(22,588,374)	(3,286,121)	(64,751,280)
Class C	(3,854,053)	(70,124,406)	(14,339,432)	(244,019,920)	(5,397,011)	(116,637,108)	(21,766,613)	(427,201,220)
Class I	(2,925,197)	(54,585,464)	(10,657,908)	(188,437,582)	(2,113,063)	(47,554,237)	(5,223,888)	(106,678,258)
Class R1	(76,414)	(1,364,284)	(155,755)	(2,592,828)	(75,078)	(1,573,849)	(293,384)	(5,574,276)
Class R2	(354,021)	(6,342,612)	(1,423,086)	(23,607,122)	(692,712)	(14,949,753)	(2,007,519)	(38,871,735)
Class R3	(923,263)	(16,888,292)	(1,999,902)	(34,430,468)	(1,461,811)	(32,102,924)	(3,012,848)	(59,373,883)
Class R4	(1,669,131)	(30,881,530)	(5,277,130)	(91,983,739)	(1,520,625)	(33,589,224)	(4,033,546)	(80,985,916)
Class 529A	(2,810,823)	(51,582,479)	(5,025,275)	(85,989,272)	(2,282,216)	(49,958,507)	(3,891,084)	(77,058,372)
Class 529B	(70,833)	(1,278,565)	(173,396)	(2,930,157)	(63,971)	(1,374,601)	(193,610)	(3,776,927)
Class 529C	(584,743)	(10,509,715)	(1,791,905)	(30,095,206)	(484,587)	(10,318,547)	(1,908,496)	(37,156,281)
	(31,684,310)	$(584,677,976)	(82,119,132)	$(1,417,515,164)	(33,115,882)	$(728,515,113)	(90,066,000)	$(1,788,884,402)

Notes to Financial Statements (unaudited) - continued
	MFS Conservative Allocation Fund − continued				MFS Moderate Allocation Fund − continued
	Six Months Ended 11/30/21 (i)		Year ended 5/31/21		Six Months Ended 11/30/21 (i)		Year ended 5/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change
Class A	20,450,497	$379,029,278	47,191,983	$815,490,306	14,221,598	$313,827,987	41,205,171	$832,401,018
Class B	(485,975)	(8,933,771)	(1,488,569)	(25,481,151)	(1,025,071)	(22,268,643)	(2,976,150)	(58,596,314)
Class C	(868,048)	(15,692,628)	(7,445,026)	(126,652,661)	(3,222,754)	(69,587,465)	(15,335,587)	(300,675,413)
Class I	2,144,589	40,441,147	3,437,832	57,448,881	976,285	21,901,819	4,768,089	94,299,046
Class R1	(24,579)	(439,070)	13,156	213,057	(16,343)	(333,120)	(91,733)	(1,710,069)
Class R2	(42,612)	(766,163)	(525,460)	(8,706,073)	(474,445)	(10,242,243)	(974,852)	(18,729,947)
Class R3	(20,727)	(326,615)	51,242	488,479	(767,497)	(16,926,383)	(590,627)	(10,974,694)
Class R4	(183,297)	(3,417,759)	134,748	1,806,722	(231,855)	(5,093,079)	1,458,455	28,581,712
Class R6	2,697	50,000	—	—	2,250	50,000	—	—
Class 529A	94,516	1,740,227	197,508	3,676,079	(13,221)	(213,173)	1,613,076	32,942,262
Class 529B	(35,612)	(642,879)	(77,475)	(1,310,049)	(28,037)	(601,459)	(101,221)	(1,989,131)
Class 529C	(204,094)	(3,666,404)	(861,894)	(14,598,229)	(156,046)	(3,305,343)	(1,049,090)	(20,519,085)
	20,827,355	$387,375,363	40,628,045	$702,375,361	9,264,864	$207,208,898	27,925,531	$575,029,385
	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund
	Six Months Ended 11/30/21 (i)		Year ended 5/31/21		Six Months Ended 11/30/21 (i)		Year ended 5/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	19,979,690	$540,105,778	45,574,531	$1,082,172,000	5,374,598	$172,791,458	12,430,207	$342,558,924
Class B	7,625	201,388	56,069	1,336,063	3,229	102,407	20,272	550,222
Class C	1,462,040	38,619,412	3,663,134	85,105,771	861,660	26,833,261	1,955,754	52,396,964
Class I	2,013,505	55,181,269	6,365,083	149,445,578	1,168,134	38,119,198	3,428,900	95,136,620
Class R1	41,671	1,082,154	92,886	2,099,857	30,990	951,591	68,390	1,809,935
Class R2	168,495	4,434,144	677,036	15,531,206	126,208	3,939,361	318,116	8,524,662
Class R3	435,901	11,724,175	1,103,194	25,785,668	254,155	8,083,788	709,801	18,941,318
Class R4	1,313,136	35,325,739	3,410,735	80,319,352	803,993	25,735,971	1,935,164	53,219,042
Class R6	7,006	195,675	—	—	2,584	85,226	—	—
Class 529A	1,438,692	38,430,595	3,279,153	77,721,062	568,790	18,167,770	1,454,160	39,949,038
Class 529B	13,090	342,234	32,218	743,694	124	3,734	2,342	60,140
Class 529C	148,640	3,841,862	360,613	8,239,780	37,958	1,164,109	125,658	3,311,732
	27,029,491	$729,484,425	64,614,652	$1,528,500,031	9,232,423	$295,977,874	22,448,764	$616,458,597
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	5,336,898	$127,872,067	—	$—	1,433,328	$39,918,176
Class B	—	—	131,353	3,134,080	—	—	45,607	1,250,988
Class C	—	—	746,071	17,547,597	—	—	275,380	7,462,793
Class I	—	—	522,310	12,639,904	—	—	242,661	6,879,449
Class R1	—	—	25,837	593,487	—	—	19,342	515,458
Class R2	—	—	195,388	4,568,165	—	—	75,116	2,044,619
Class R3	—	—	250,553	5,945,631	—	—	129,214	3,567,584
Class R4	—	—	455,262	10,889,864	—	—	204,634	5,715,428
Class 529A	—	—	463,894	11,012,842	—	—	236,207	6,526,394
Class 529B	—	—	10,585	249,168	—	—	3,136	84,850
Class 529C	57	1,315	61,653	1,428,497	—	—	23,673	630,413
	57	$1,315	8,199,804	$195,881,302	—	$—	2,688,298	$74,596,152

Notes to Financial Statements (unaudited) - continued
	MFS Growth Allocation Fund − continued				MFS Aggressive Growth Allocation Fund − continued
	Six Months Ended 11/30/21 (i)		Year ended 5/31/21		Six Months Ended 11/30/21 (i)		Year ended 5/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(12,093,652)	$(326,898,021)	(30,616,885)	$(720,826,930)	(3,350,646)	$(107,679,701)	(9,140,309)	$(247,127,536)
Class B	(700,099)	(18,642,427)	(2,198,913)	(51,136,467)	(162,217)	(5,077,136)	(540,657)	(14,562,986)
Class C	(3,802,968)	(100,309,303)	(14,027,266)	(324,315,503)	(1,148,072)	(35,686,482)	(3,783,476)	(101,347,436)
Class I	(1,413,047)	(38,563,978)	(4,647,704)	(112,613,275)	(729,405)	(23,888,958)	(3,591,680)	(101,838,846)
Class R1	(64,390)	(1,658,194)	(251,495)	(5,507,548)	(50,175)	(1,521,519)	(113,834)	(2,876,259)
Class R2	(459,533)	(12,098,956)	(1,437,473)	(33,136,267)	(228,212)	(7,148,807)	(674,339)	(17,986,393)
Class R3	(794,861)	(21,234,273)	(2,036,228)	(47,637,232)	(403,378)	(12,842,117)	(1,211,956)	(32,753,524)
Class R4	(1,067,197)	(28,774,577)	(2,926,702)	(69,666,620)	(558,327)	(18,040,377)	(1,604,698)	(44,400,254)
Class 529A	(1,575,247)	(41,985,904)	(3,064,738)	(71,568,191)	(688,288)	(21,807,551)	(1,402,105)	(37,887,004)
Class 529B	(59,774)	(1,575,018)	(129,952)	(2,985,235)	(15,887)	(486,785)	(51,159)	(1,342,031)
Class 529C	(348,079)	(9,016,372)	(1,317,649)	(30,192,306)	(106,512)	(3,243,930)	(410,945)	(10,804,317)
	(22,378,847)	$(600,757,023)	(62,655,005)	$(1,469,585,574)	(7,441,119)	$(237,423,363)	(22,525,158)	$(612,926,586)
Net change
Class A	7,886,038	$213,207,757	20,294,544	$489,217,137	2,023,952	$65,111,757	4,723,226	$135,349,564
Class B	(692,474)	(18,441,039)	(2,011,491)	(46,666,324)	(158,988)	(4,974,729)	(474,778)	(12,761,776)
Class C	(2,340,928)	(61,689,891)	(9,618,061)	(221,662,135)	(286,412)	(8,853,221)	(1,552,342)	(41,487,679)
Class I	600,458	16,617,291	2,239,689	49,472,207	438,729	14,230,240	79,881	177,223
Class R1	(22,719)	(576,040)	(132,772)	(2,814,204)	(19,185)	(569,928)	(26,102)	(550,866)
Class R2	(291,038)	(7,664,812)	(565,049)	(13,036,896)	(102,004)	(3,209,446)	(281,107)	(7,417,112)
Class R3	(358,960)	(9,510,098)	(682,481)	(15,905,933)	(149,223)	(4,758,329)	(372,941)	(10,244,622)
Class R4	245,939	6,551,162	939,295	21,542,596	245,666	7,695,594	535,100	14,534,216
Class R6	7,006	195,675	—	—	2,584	85,226	—	—
Class 529A	(136,555)	(3,555,309)	678,309	17,165,713	(119,498)	(3,639,781)	288,262	8,588,428
Class 529B	(46,684)	(1,232,784)	(87,149)	(1,992,373)	(15,763)	(483,051)	(45,681)	(1,197,041)
Class 529C	(199,382)	(5,173,195)	(895,383)	(20,524,029)	(68,554)	(2,079,821)	(261,614)	(6,862,172)
	4,650,701	$128,728,717	10,159,451	$254,795,759	1,791,304	$58,554,511	2,611,904	$78,128,163
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
Effective June 1, 2019, purchases of each fund's Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see each fund’s prospectus for details.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2021, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Commitment Fee	$7,886	$12,984	$11,689	$4,592
Interest Expense	—	—	—	—

Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
	MFS Conservative Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$86,337,625	$1,559,240	$1,245,070	$(17,447)	$2,670,019	$89,304,367
MFS Emerging Markets Debt Fund	122,009,614	2,213,383	16,491,059	(228,157)	(4,230,903)	103,272,878
MFS Emerging Markets Debt Local Currency Fund	83,477,497	16,180,279	10,501	(2,239)	(7,961,543)	91,683,493
MFS Global Opportunistic Bond Fund	231,214,408	95,946,548	4,070	(360)	(3,848,945)	323,307,581
MFS Global Real Estate Fund	84,261,427	2,063,258	611,570	113,359	5,544,455	91,370,929
MFS Government Securities Fund	408,728,426	56,367,720	309,119	(13,743)	(145,388)	464,627,896
MFS Growth Fund	245,267,554	5,784,623	3,642,395	233,740	32,396,645	280,040,167
MFS High Income Fund	202,808,224	12,014,567	27,429,750	(199,042)	(2,962,965)	184,231,034
MFS Inflation-Adjusted Bond Fund	412,520,884	44,588,760	326,781	(2,252)	7,214,357	463,994,968
MFS Institutional Money Market Portfolio	8,828,438	110,818,916	107,616,094	—	—	12,031,260
MFS International Growth Fund	82,760,207	240,581	13,008,925	4,863,022	(6,314,666)	68,540,219
MFS International Intrinsic Value Fund	81,797,598	—	13,503,618	2,963,474	(1,518,450)	69,739,004
MFS International Large Cap Value Fund	20,096,078	49,858,080	1,732	(4)	(2,654,158)	67,298,264
MFS Limited Maturity Fund	410,010,223	58,089,056	49,086	(815)	(5,047,997)	463,001,381
MFS Mid Cap Growth Fund	161,292,782	6,389,094	844,335	56,725	15,344,429	182,238,695
MFS Mid Cap Value Fund	167,854,999	11,514,104	476,459	31,178	2,679,862	181,603,684
MFS New Discovery Fund	40,781,442	4,244,712	73,214	1,413	(587,732)	44,366,621
MFS New Discovery Value Fund	42,645,743	3,268,420	240,378	48,926	(436,215)	45,286,496
MFS Research Fund	248,542,001	9,443,496	412,733	9,391	16,384,811	273,966,966
MFS Research International Fund	166,900,690	731,793	5,963,266	1,198,446	(3,164,036)	159,703,627
MFS Total Return Bond Fund	615,025,975	81,380,633	114,206	(3,922)	50,562	696,339,042
MFS Value Fund	253,075,579	15,868,755	156,735	12,833	2,687,279	271,487,711
	$4,176,237,414	$588,566,018	$192,531,096	$9,064,526	$46,099,421	$4,627,436,283

Notes to Financial Statements (unaudited) - continued
	MFS Conservative Allocation Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	2,213,383	—
MFS Emerging Markets Debt Local Currency Fund	1,860,851	—
MFS Global Opportunistic Bond Fund	2,578,804	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	2,772,691	—
MFS Growth Fund	—	1,014,697
MFS High Income Fund	4,096,532	—
MFS Inflation-Adjusted Bond Fund	8,981,360	—
MFS Institutional Money Market Portfolio	1,399	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS Limited Maturity Fund	3,343,448	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	248,164	—
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	7,012,330	—
MFS Value Fund	2,052,935	—
	$35,161,897	$1,014,697

Notes to Financial Statements (unaudited) - continued
	MFS Moderate Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$226,103,440	$5,149,550	$19,629,633	$(6,890,801)	$14,223,634	$218,956,190
MFS Emerging Markets Debt Fund	206,388,741	25,005,088	115,325	(3,188)	(9,332,805)	221,942,511
MFS Emerging Markets Debt Local Currency Fund	138,632,601	21,900,606	89,272	(22,502)	(13,163,515)	147,257,918
MFS Emerging Markets Equity Fund	9,178,262	72,777,450	102,711	(5,815)	(10,429,421)	71,417,765
MFS Global Opportunistic Bond Fund	340,127,771	39,472,091	281,052	(18,865)	(4,197,749)	375,102,196
MFS Global Real Estate Fund	222,629,328	3,054,623	14,943,423	3,011,496	11,591,335	225,343,359
MFS Government Securities Fund	679,530,749	78,637,140	1,351,545	(49,545)	(186,433)	756,580,366
MFS Growth Fund	571,614,451	9,363,610	43,254,519	5,579,917	68,335,129	611,638,588
MFS High Income Fund	340,188,880	17,391,626	52,864,325	(1,500,734)	(3,588,568)	299,626,879
MFS Inflation-Adjusted Bond Fund	483,491,269	41,380,772	1,387,463	(10,131)	8,568,420	532,042,867
MFS Institutional Money Market Portfolio	3,392,011	106,749,514	102,551,526	—	—	7,589,999
MFS International Growth Fund	211,487,578	5,605,646	67,747,244	32,389,708	(35,107,451)	146,628,237
MFS International Intrinsic Value Fund	210,254,407	3,883,049	68,997,652	30,084,602	(26,310,139)	148,914,267
MFS International Large Cap Value Fund	18,063,018	133,622,019	445,946	(7,596)	(5,130,377)	146,101,118
MFS International New Discovery Fund	70,253,400	4,641,758	310,977	10,333	(2,267,951)	72,326,563
MFS Mid Cap Growth Fund	482,054,850	10,406,635	13,436,524	927,184	44,948,732	524,900,877
MFS Mid Cap Value Fund	531,996,322	6,795,490	20,338,657	6,708,778	890,205	526,052,138
MFS New Discovery Fund	103,379,093	7,051,503	1,781,977	55,821	(1,316,266)	107,388,174
MFS New Discovery Value Fund	117,005,428	3,808,934	7,789,577	2,828,532	(3,942,162)	111,911,155
MFS Research Fund	583,743,633	6,114,168	25,841,238	3,757,320	33,762,190	601,536,073
MFS Research International Fund	426,850,740	6,080,936	62,287,019	19,652,555	(24,235,567)	366,061,645
MFS Total Return Bond Fund	554,751,755	126,340,302	1,151,679	(22,745)	(184,965)	679,732,668
MFS Value Fund	599,349,510	11,118,395	20,381,297	3,606,157	2,495,456	596,188,221
	$7,130,467,237	$746,350,905	$527,080,581	$100,080,481	$45,421,732	$7,495,239,774

Notes to Financial Statements (unaudited) - continued
	MFS Moderate Allocation Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	4,262,936	—
MFS Emerging Markets Debt Local Currency Fund	3,127,171	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	3,175,387	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	4,658,577	—
MFS Growth Fund	—	2,353,063
MFS High Income Fund	6,842,184	—
MFS Inflation-Adjusted Bond Fund	10,545,221	—
MFS Institutional Money Market Portfolio	698	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	646,538	—
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	6,991,025	—
MFS Value Fund	4,716,295	—
	$44,966,032	$2,353,063

Notes to Financial Statements (unaudited) - continued
	MFS Growth Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$276,541,385	$49,598	$10,006,019	$(3,543,346)	$12,390,846	$275,432,464
MFS Emerging Markets Debt Fund	187,249,509	21,012,048	—	—	(8,336,589)	199,924,968
MFS Emerging Markets Debt Local Currency Fund	125,124,309	18,127,194	—	—	(11,701,078)	131,550,425
MFS Emerging Markets Equity Fund	66,310,385	77,655,350	—	—	(17,390,057)	126,575,678
MFS Global Opportunistic Bond Fund	126,003,183	79,701,348	—	—	(2,452,459)	203,252,072
MFS Global Real Estate Fund	272,255,235	—	7,028,099	1,263,202	16,818,003	283,308,341
MFS Growth Fund	715,222,835	2,703,799	81,445,637	30,384,349	58,413,910	725,279,256
MFS High Income Fund	311,090,188	7,846,625	35,442,467	(1,223,624)	(3,622,746)	278,647,976
MFS Inflation-Adjusted Bond Fund	314,609,930	25,029,544	27,861	(192)	5,447,100	345,058,521
MFS Institutional Money Market Portfolio	7,988,501	114,195,246	112,065,525	—	—	10,118,222
MFS International Growth Fund	322,131,545	1,575,902	117,206,418	56,623,264	(60,959,844)	202,164,449
MFS International Intrinsic Value Fund	319,253,115	949,087	118,468,930	52,912,471	(47,601,951)	207,043,792
MFS International Large Cap Value Fund	8,313,588	196,175,018	—	—	(5,488,607)	198,999,999
MFS International New Discovery Fund	128,326,581	6,881,851	9,558	(101)	(4,147,376)	131,051,397
MFS Mid Cap Growth Fund	563,305,823	4,391,932	2,141,738	121,888	52,923,026	618,600,931
MFS Mid Cap Value Fund	620,120,246	950,298	5,392,472	2,223,470	6,620,322	624,521,864
MFS New Discovery Fund	125,393,898	5,655,237	6,565	99	(1,672,382)	129,370,287
MFS New Discovery Value Fund	140,870,952	1,121,506	2,218,188	593,658	(2,044,456)	138,323,472
MFS Research Fund	539,462,696	106,799,515	54,924	(313)	40,216,744	686,423,718
MFS Research International Fund	458,853,171	14,528,352	5,848	—	(6,092,032)	467,283,737
MFS Total Return Bond Fund	185,905,803	18,312,582	—	94	47,744	204,266,129
MFS Value Fund	748,190,584	5,677,090	68,903,276	20,292,145	(14,548,061)	690,708,482
	$6,562,523,462	$709,339,122	$560,423,525	$159,647,064	$6,820,057	$6,877,906,180

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	3,785,351	—
MFS Emerging Markets Debt Local Currency Fund	2,736,382	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	1,655,461	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	2,703,800
MFS High Income Fund	6,433,213	—
MFS Inflation-Adjusted Bond Fund	6,766,926	—
MFS Institutional Money Market Portfolio	1,366	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	803,957	—
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	2,089,673	—
MFS Value Fund	5,677,089	—
	$29,949,418	$2,703,800

Notes to Financial Statements (unaudited) - continued
	MFS Aggressive Growth Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$133,433,028	$477,753	$7,546,528	$(2,175,245)	$6,637,922	$130,826,930
MFS Emerging Markets Equity Fund	52,077,304	37,103,149	—	—	(11,215,041)	77,965,412
MFS Global Real Estate Fund	130,284,596	273,923	2,592,852	416,246	8,245,920	136,627,833
MFS Growth Fund	322,472,132	1,266,252	30,001,671	6,740,028	34,189,701	334,666,442
MFS Institutional Money Market Portfolio	2,046,113	52,625,316	52,438,198	—	—	2,233,231
MFS International Growth Fund	202,046,529	1,100,262	66,927,012	27,441,884	(30,331,672)	133,329,991
MFS International Intrinsic Value Fund	199,906,724	1,414,279	68,583,874	23,193,849	(19,805,186)	136,125,792
MFS International Large Cap Value Fund	10,408,771	125,777,047	—	—	(3,710,043)	132,475,775
MFS International New Discovery Fund	100,134,470	8,875,027	6,081	(93)	(3,407,463)	105,595,860
MFS Mid Cap Growth Fund	242,807,745	5,684,603	1,388,821	54,198	22,928,261	270,085,986
MFS Mid Cap Value Fund	261,671,911	5,693,621	1,517,530	55,271	3,787,871	269,691,144
MFS New Discovery Fund	61,027,672	4,701,633	53,157	548	(916,187)	64,760,509
MFS New Discovery Value Fund	66,486,628	1,849,458	1,003,691	73,731	(721,786)	66,684,340
MFS Research Fund	233,471,086	47,564,782	157,285	(5,108)	17,209,349	298,082,824
MFS Research International Fund	204,197,637	11,316,187	—	—	(2,856,579)	212,657,245
MFS Value Fund	338,612,396	3,296,729	20,324,512	3,306,980	(341,742)	324,549,851
	$2,561,084,742	$309,020,021	$252,541,212	$59,102,289	$19,693,325	$2,696,359,165

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	1,266,252
MFS Institutional Money Market Portfolio	343	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	381,161	—
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Value Fund	2,615,698	—
	$2,997,202	$1,266,252
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of each fund's investments and each fund's performance.
(9)  LIBOR Transition
Certain of each fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to

Notes to Financial Statements (unaudited) - continued
transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on each fund's performance. With respect to each fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts. While the cessation of the one-week and two-month U.S. dollar LIBOR tenors along with certain other non-U.S. dollar denominated LIBOR settings at December 31, 2021 did not have a material impact on the funds, management is still evaluating the impact to the funds of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(10)  Subsequent Event
On December 8, 2021, the Board of Trustees of the funds approved the termination of Class 529A, Class 529B, and Class 529C shares of each fund effective on or about June 9, 2022. In connection with the termination, all sales of Class 529B and Class 529C shares will be suspended effective after the close of business on or about March 18, 2022, and Class 529B and Class 529C shares will be converted into Class 529A shares of each fund effective on or about March 21, 2022. In addition, effective after the close of business on or about May 13, 2022, all sales and redemptions of Class 529A shares will be suspended in anticipation of a complete redemption of Class 529A shares on or about May 20, 2022. Please see each fund's prospectus for details.

Board Review of Investment Advisory Agreement
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
MFS Conservative Allocation Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe.

Board Review of Investment Advisory Agreement - continued
MFS Moderate Allocation Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and 1st quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe.
MFS Growth Allocation Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe.
MFS Aggressive Growth Allocation Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe.
General
Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”).
In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class I shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense groups based on information provided by Broadridge. The Trustees considered that MFS currently observes expense limitations for the MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, and MFS Moderate Allocation Fund, each of which may not be changed without the Trustee’s approval. The Trustees also considered that according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year), the total expense ratio for MFS Aggressive Growth Allocation Fund was lower than its Broadridge expense group median and the total expense ratio for each of MFS Conservative Allocation Fund, MFS Growth Allocation Fund, and MFS Moderate Allocation Fund was approximately at the Broadridge expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

Board Review of Investment Advisory Agreement - continued
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2021
MFS®  International DiversificationSM  Fund
MDI-SEM

MFS® International DiversificationSM  Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as variants of the virus appear, the effectiveness of vaccines appears to wane over time, and their uneven distribution impacts the developing world.
After having taken aggressive steps to cushion the economic and market fallout related to the virus, some global central banks have begun to recalibrate monetary policy. For example, the U.S. Federal Reserve has begun to taper its bond buying, which has pushed up Treasury yields, particularly on the short end of the yield curve. Fiscal stimulus has been abundant as the U.S. Congress passed a $1.9 trillion COVID-19 relief bill in March and a $1.1 trillion infrastructure bill in November. Along with the high levels of government spending, production and transportation bottlenecks and labor shortages stemming from the pandemic have fueled a rise in inflation.
Since midyear, global economic growth has moderated, with the spread of the Delta and Omicron variants of the coronavirus and a regulatory crackdown in China featuring prominently. Stress in China’s property development sector has contributed to a slowdown there. Tightening global energy and raw materials supplies are a further concern for investors.
The policy measures put in place to counteract the pandemic’s effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
January 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Research International Fund	27.4%
MFS Emerging Markets Equity Fund	17.3%
MFS International Intrinsic Value Fund	15.3%
MFS International Growth Fund	15.0%
MFS International Large Cap Value Fund	14.9%
MFS International New Discovery Fund	9.9%
Cash & Cash Equivalents	0.2%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the fund's Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2021 through November 30, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2021 through November 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/21	Ending Account Value 11/30/21	Expenses Paid During Period (p) 6/01/21-11/30/21
A	Actual	0.35%	$1,000.00	$956.59	$1.72
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
B	Actual	1.10%	$1,000.00	$952.85	$5.39
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
C	Actual	1.10%	$1,000.00	$952.99	$5.39
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
I	Actual	0.10%	$1,000.00	$957.87	$0.49
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
R1	Actual	1.10%	$1,000.00	$952.98	$5.39
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
R2	Actual	0.60%	$1,000.00	$955.41	$2.94
	Hypothetical (h)	0.60%	$1,000.00	$1,022.06	$3.04
R3	Actual	0.35%	$1,000.00	$956.63	$1.72
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
R4	Actual	0.10%	$1,000.00	$957.72	$0.49
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
R6	Actual	0.00%	$1,000.00	$957.92	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.07	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
4

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
International Stock Funds – 99.8%
MFS Emerging Markets Equity Fund - Class R6	179,938,744	$ 6,715,313,940
MFS International Growth Fund - Class R6	129,634,060	5,821,865,636
MFS International Intrinsic Value Fund - Class R6	108,138,969	5,954,131,634
MFS International Large Cap Value Fund - Class R6	443,291,652	5,802,687,728
MFS International New Discovery Fund - Class R6	100,273,729	3,875,579,610
MFS Research International Fund - Class R6	449,515,221	10,649,015,574
		$ 38,818,594,122
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.05% (v)	64,851,484	$ 64,851,484
Total Investment Companies (Identified Cost, $30,925,571,814)		$38,883,445,606

Other Assets, Less Liabilities – 0.0%		11,217,948
Net Assets – 100.0%		$38,894,663,554

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $38,883,445,606.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
5

Financial Statements
Statement of Assets and Liabilities
At 11/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in affiliated issuers, at value (identified cost, $30,925,571,814)	$38,883,445,606
Receivables for
Investments sold	2,425,801
Fund shares sold	86,685,140
Receivable from investment adviser	476,317
Total assets	$38,973,032,864
Liabilities
Payables for
Investments purchased	$31,750,233
Fund shares reacquired	42,356,507
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	3,814,224
Distribution and service fees	103,265
Payable for independent Trustees' compensation	6,550
Accrued expenses and other liabilities	338,435
Total liabilities	$78,369,310
Net assets	$38,894,663,554
Net assets consist of
Paid-in capital	$30,768,736,527
Total distributable earnings (loss)	8,125,927,027
Net assets	$38,894,663,554
Shares of beneficial interest outstanding	1,573,372,980
6

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,095,028,386	167,427,955	$24.46
Class B	18,077,162	751,737	24.05
Class C	461,281,331	19,444,831	23.72
Class I	18,140,487,033	732,129,340	24.78
Class R1	8,282,405	355,364	23.31
Class R2	73,487,623	3,062,580	24.00
Class R3	1,289,490,703	53,159,131	24.26
Class R4	1,186,961,506	48,066,175	24.69
Class R6	13,621,567,405	548,975,867	24.81

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $25.95 [100 / 94.25 x $24.46]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
7

Financial Statements
Statement of Operations
Six months ended 11/30/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Excess expense reimbursement from investment adviser	$127,067
Dividends from affiliated issuers	9,427
Other	2,756
Total investment income	$139,250
Expenses
Distribution and service fees	$9,827,068
Shareholder servicing costs	13,860,697
Administrative services fee	8,775
Independent Trustees' compensation	49,168
Custodian fee	50,455
Shareholder communications	734,807
Audit and tax fees	22,599
Legal fees	100,330
Miscellaneous	730,625
Total expenses	$25,384,524
Reduction of expenses by investment adviser and distributor	(2,527,127)
Net expenses	$22,857,397
Net investment income (loss)	$(22,718,147)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$(306,012)
Change in unrealized appreciation or depreciation
Affiliated issuers	$(1,599,262,618)
Net realized and unrealized gain (loss)	$(1,599,568,630)
Change in net assets from operations	$(1,622,286,777)
See Notes to Financial Statements
8

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21
Change in net assets
From operations
Net investment income (loss)	$(22,718,147)	$206,703,213
Net realized gain (loss)	(306,012)	542,291,604
Net unrealized gain (loss)	(1,599,262,618)	8,432,085,145
Change in net assets from operations	$(1,622,286,777)	$9,181,079,962
Total distributions to shareholders	$—	$(510,409,609)
Change in net assets from fund share transactions	$2,046,530,039	$8,153,994,511
Total change in net assets	$424,243,262	$16,824,664,864
Net assets
At beginning of period	38,470,420,292	21,645,755,428
At end of period	$38,894,663,554	$38,470,420,292
See Notes to Financial Statements
9

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$25.51	$18.80	$18.71	$19.68	$18.07	$15.59
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.10	$0.25	$0.37	$0.21	$0.24(c)
Net realized and unrealized gain (loss)	(1.01)	6.96	0.32	(0.85)	1.68	2.54
Total from investment operations	$(1.05)	$7.06	$0.57	$(0.48)	$1.89	$2.78
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.26)	$(0.37)	$(0.28)	$(0.30)
From net realized gain	—	(0.23)	(0.22)	(0.12)	—	—
Total distributions declared to shareholders	$—	$(0.35)	$(0.48)	$(0.49)	$(0.28)	$(0.30)
Net asset value, end of period (x)	$24.46	$25.51	$18.80	$18.71	$19.68	$18.07
Total return (%) (r)(s)(t)(x)	(4.12)(n)	37.66	2.80	(2.15)	10.46	18.18(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.36(a)	0.36	0.37	0.36	0.38	0.37(c)
Expenses after expense reductions (f)(h)	0.35(a)	0.34	0.35	0.34	0.35	0.35(c)
Net investment income (loss) (l)	(0.35)(a)	0.46	1.31	1.96	1.09	1.51(c)
Portfolio turnover	1(n)	9	6	1	1	3
Net assets at end of period (000 omitted)	$4,095,028	$4,381,231	$2,778,815	$2,458,587	$2,263,605	$1,804,722
See Notes to Financial Statements
10

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$25.16	$18.61	$18.50	$19.43	$17.84	$15.38
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.14)	$(0.06)	$0.10	$0.22	$0.07	$0.09(c)
Net realized and unrealized gain (loss)	(0.97)	6.84	0.31	(0.82)	1.66	2.54
Total from investment operations	$(1.11)	$6.78	$0.41	$(0.60)	$1.73	$2.63
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.08)	$(0.21)	$(0.14)	$(0.17)
From net realized gain	—	(0.23)	(0.22)	(0.12)	—	—
Total distributions declared to shareholders	$—	$(0.23)	$(0.30)	$(0.33)	$(0.14)	$(0.17)
Net asset value, end of period (x)	$24.05	$25.16	$18.61	$18.50	$19.43	$17.84
Total return (%) (r)(s)(t)(x)	(4.41)(n)	36.51	2.08	(2.93)	9.71	17.27(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11(a)	1.11	1.12	1.11	1.12	1.12(c)
Expenses after expense reductions (f)(h)	1.10(a)	1.09	1.10	1.09	1.10	1.10(c)
Net investment income (loss) (l)	(1.10)(a)	(0.28)	0.53	1.20	0.36	0.56(c)
Portfolio turnover	1(n)	9	6	1	1	3
Net assets at end of period (000 omitted)	$18,077	$21,542	$20,424	$27,434	$34,421	$34,040
See Notes to Financial Statements
11

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$24.83	$18.36	$18.28	$19.20	$17.65	$15.23
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.14)	$(0.06)	$0.10	$0.22	$0.07	$0.09(c)
Net realized and unrealized gain (loss)	(0.97)	6.76	0.30	(0.81)	1.64	2.51
Total from investment operations	$(1.11)	$6.70	$0.40	$(0.59)	$1.71	$2.60
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.10)	$(0.21)	$(0.16)	$(0.18)
From net realized gain	—	(0.23)	(0.22)	(0.12)	—	—
Total distributions declared to shareholders	$—	$(0.23)	$(0.32)	$(0.33)	$(0.16)	$(0.18)
Net asset value, end of period (x)	$23.72	$24.83	$18.36	$18.28	$19.20	$17.65
Total return (%) (r)(s)(t)(x)	(4.47)(n)	36.57	2.04	(2.87)	9.67	17.28(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11(a)	1.11	1.12	1.11	1.12	1.12(c)
Expenses after expense reductions (f)(h)	1.10(a)	1.09	1.10	1.09	1.10	1.10(c)
Net investment income (loss) (l)	(1.10)(a)	(0.28)	0.53	1.21	0.37	0.57(c)
Portfolio turnover	1(n)	9	6	1	1	3
Net assets at end of period (000 omitted)	$461,281	$489,683	$419,045	$472,251	$517,523	$470,214
See Notes to Financial Statements
12

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$25.81	$19.01	$18.91	$19.89	$18.25	$15.75
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.16	$0.30	$0.42	$0.30	$0.23(c)
Net realized and unrealized gain (loss)	(1.02)	7.03	0.32	(0.86)	1.66	2.61
Total from investment operations	$(1.03)	$7.19	$0.62	$(0.44)	$1.96	$2.84
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.30)	$(0.42)	$(0.32)	$(0.34)
From net realized gain	—	(0.23)	(0.22)	(0.12)	—	—
Total distributions declared to shareholders	$—	$(0.39)	$(0.52)	$(0.54)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$24.78	$25.81	$19.01	$18.91	$19.89	$18.25
Total return (%) (r)(s)(t)(x)	(3.99)(n)	38.00	3.04	(1.91)	10.78	18.42(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11(a)	0.11	0.12	0.11	0.13	0.12(c)
Expenses after expense reductions (f)(h)	0.10(a)	0.09	0.10	0.09	0.10	0.10(c)
Net investment income (loss) (l)	(0.10)(a)	0.71	1.56	2.21	1.56	1.39(c)
Portfolio turnover	1(n)	9	6	1	1	3
Net assets at end of period (000 omitted)	$18,140,487	$17,850,569	$9,936,595	$7,848,998	$5,199,628	$4,166,366
See Notes to Financial Statements
13

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$24.40	$18.04	$17.99	$18.93	$17.39	$15.01
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.13)	$(0.07)	$0.12	$0.22	$0.06	$0.09(c)
Net realized and unrealized gain (loss)	(0.96)	6.66	0.28	(0.81)	1.63	2.47
Total from investment operations	$(1.09)	$6.59	$0.40	$(0.59)	$1.69	$2.56
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.13)	$(0.23)	$(0.15)	$(0.18)
From net realized gain	—	(0.23)	(0.22)	(0.12)	—	—
Total distributions declared to shareholders	$—	$(0.23)	$(0.35)	$(0.35)	$(0.15)	$(0.18)
Net asset value, end of period (x)	$23.31	$24.40	$18.04	$17.99	$18.93	$17.39
Total return (%) (r)(s)(t)(x)	(4.47)(n)	36.61	2.04	(2.91)	9.70	17.29(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11(a)	1.11	1.12	1.11	1.12	1.12(c)
Expenses after expense reductions (f)(h)	1.10(a)	1.09	1.10	1.09	1.10	1.10(c)
Net investment income (loss) (l)	(1.10)(a)	(0.31)	0.67	1.23	0.33	0.58(c)
Portfolio turnover	1(n)	9	6	1	1	3
Net assets at end of period (000 omitted)	$8,282	$10,359	$7,756	$8,625	$8,912	$8,716
See Notes to Financial Statements
14

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$25.05	$18.49	$18.39	$19.34	$17.76	$15.34
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)	$0.06	$0.19	$0.33	$0.16	$0.17(c)
Net realized and unrealized gain (loss)	(0.98)	6.80	0.33	(0.84)	1.65	2.52
Total from investment operations	$(1.05)	$6.86	$0.52	$(0.51)	$1.81	$2.69
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.20)	$(0.32)	$(0.23)	$(0.27)
From net realized gain	—	(0.23)	(0.22)	(0.12)	—	—
Total distributions declared to shareholders	$—	$(0.30)	$(0.42)	$(0.44)	$(0.23)	$(0.27)
Net asset value, end of period (x)	$24.00	$25.05	$18.49	$18.39	$19.34	$17.76
Total return (%) (r)(s)(t)(x)	(4.19)(n)	37.21	2.60	(2.41)	10.20	17.82(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.61(a)	0.61	0.62	0.61	0.62	0.62(c)
Expenses after expense reductions (f)(h)	0.60(a)	0.59	0.60	0.59	0.60	0.60(c)
Net investment income (loss) (l)	(0.60)(a)	0.26	1.02	1.75	0.84	1.07(c)
Portfolio turnover	1(n)	9	6	1	1	3
Net assets at end of period (000 omitted)	$73,488	$74,611	$53,110	$61,929	$73,998	$72,991
See Notes to Financial Statements
15

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$25.30	$18.66	$18.57	$19.54	$17.95	$15.49
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.11	$0.24	$0.35	$0.21	$0.21(c)
Net realized and unrealized gain (loss)	(1.00)	6.88	0.33	(0.82)	1.66	2.55
Total from investment operations	$(1.04)	$6.99	$0.57	$(0.47)	$1.87	$2.76
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.26)	$(0.38)	$(0.28)	$(0.30)
From net realized gain	—	(0.23)	(0.22)	(0.12)	—	—
Total distributions declared to shareholders	$—	$(0.35)	$(0.48)	$(0.50)	$(0.28)	$(0.30)
Net asset value, end of period (x)	$24.26	$25.30	$18.66	$18.57	$19.54	$17.95
Total return (%) (r)(s)(t)(x)	(4.11)(n)	37.61	2.83	(2.15)	10.44	18.19(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.36(a)	0.36	0.38	0.36	0.38	0.37(c)
Expenses after expense reductions (f)(h)	0.35(a)	0.34	0.35	0.34	0.35	0.35(c)
Net investment income (loss) (l)	(0.35)(a)	0.49	1.25	1.86	1.09	1.32(c)
Portfolio turnover	1(n)	9	6	1	1	3
Net assets at end of period (000 omitted)	$1,289,491	$1,318,182	$724,023	$523,367	$391,082	$289,853
See Notes to Financial Statements
16

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$25.72	$18.95	$18.85	$19.82	$18.19	$15.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.18	$0.32	$0.42	$0.26	$0.26(c)
Net realized and unrealized gain (loss)	(1.02)	6.99	0.30	(0.85)	1.69	2.57
Total from investment operations	$(1.03)	$7.17	$0.62	$(0.43)	$1.95	$2.83
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.30)	$(0.42)	$(0.32)	$(0.34)
From net realized gain	—	(0.23)	(0.22)	(0.12)	—	—
Total distributions declared to shareholders	$—	$(0.40)	$(0.52)	$(0.54)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$24.69	$25.72	$18.95	$18.85	$19.82	$18.19
Total return (%) (r)(s)(t)(x)	(4.00)(n)	37.96	3.04	(1.89)	10.75	18.42(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11(a)	0.11	0.12	0.11	0.13	0.12(c)
Expenses after expense reductions (f)(h)	0.10(a)	0.09	0.10	0.09	0.10	0.10(c)
Net investment income (loss) (l)	(0.10)(a)	0.77	1.62	2.22	1.32	1.57(c)
Portfolio turnover	1(n)	9	6	1	1	3
Net assets at end of period (000 omitted)	$1,186,962	$1,277,938	$721,937	$779,264	$948,409	$829,724
See Notes to Financial Statements
17

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18(i)
Net asset value, beginning of period	$25.84	$19.03	$18.92	$19.90	$19.09
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00(w)	$0.19	$0.32	$0.43	$0.02
Net realized and unrealized gain (loss)	(1.03)	7.03	0.33	(0.85)	1.12
Total from investment operations	$(1.03)	$7.22	$0.65	$(0.42)	$1.14
Less distributions declared to shareholders
From net investment income	$—	$(0.18)	$(0.32)	$(0.44)	$(0.33)
From net realized gain	—	(0.23)	(0.22)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.41)	$(0.54)	$(0.56)	$(0.33)
Net asset value, end of period (x)	$24.81	$25.84	$19.03	$18.92	$19.90
Total return (%) (r)(s)(t)(x)	(3.99)(n)	38.12	3.17	(1.82)	5.98(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.01(a)	0.02	0.02	0.02	0.03(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	0.00(a)	0.81	1.65	2.25	0.13(a)
Portfolio turnover	1(n)	9	6	1	1(n)
Net assets at end of period (000 omitted)	$13,621,567	$13,046,306	$6,984,049	$4,526,554	$2,698,739

See Notes to Financial Statements
18

Financial Highlights – continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, October 2, 2017, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
19

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS International Diversification Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
The investment objective of each of the international stock funds held by the fund at November 30, 2021 was to seek capital appreciation.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
20

Notes to Financial Statements (unaudited) - continued
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by
21

Notes to Financial Statements (unaudited) - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$38,883,445,606	$—	$—	$38,883,445,606
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
22

Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
23

Notes to Financial Statements (unaudited) - continued
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/21
Ordinary income (including any short-term capital gains)	$277,409,258
Long-term capital gains	233,000,351
Total distributions	$510,409,609
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/21
Cost of investments	$31,045,906,832
Gross appreciation	7,837,538,774
Gross depreciation	—
Net unrealized appreciation (depreciation)	$ 7,837,538,774
As of 5/31/21
Undistributed long-term capital gain	322,074,685
Late year ordinary loss deferral	(10,662,213)
Net unrealized appreciation (depreciation)	9,436,801,332
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/21	Year ended 5/31/21
Class A	$—	$54,125,738
Class B	—	213,326
Class C	—	4,479,788
Class I	—	234,694,883
Class R1	—	89,616
Class R2	—	916,813
Class R3	—	16,313,822
Class R4	—	19,501,248
Class R6	—	180,074,375
Total	$—	$510,409,609
24

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles) (“Other Expenses”) such that fund operating expenses do not exceed 0.10% annually of average daily net assets for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares and 0.00% annually of average daily net assets for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2022. For the six months ended November 30, 2021, this reduction amounted to $2,526,936, which is included in the reduction of total expenses in the Statement of Operations. Payments made to Class R6 to further reduce “Other Expenses” below 0.00% annually of average daily net assets are included in “Excess expense reimbursement from investment adviser” in the Statement of Operations.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $325,221 for the six months ended November 30, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
25

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 5,410,676
Class B	0.75%	0.25%	1.00%	1.00%	101,360
Class C	0.75%	0.25%	1.00%	1.00%	2,429,001
Class R1	0.75%	0.25%	1.00%	1.00%	45,872
Class R2	0.25%	0.25%	0.50%	0.50%	186,184
Class R3	—	0.25%	0.25%	0.25%	1,653,975
Total Distribution and Service Fees					$9,827,068
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2021, this rebate amounted to $178, $2, and $11 for Class A, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2021, were as follows:
Amount
Class A	$30,587
Class B	4,306
Class C	12,389
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2021, the fee was $478,590, which equated to 0.0024% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $13,382,107.
26

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2021 was equivalent to an annual effective rate of 0.00004% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended November 30, 2021, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $2,339,422,083 and $319,746,367, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/21		Year ended 5/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	14,982,425	$380,096,143	52,005,122	$1,193,462,989
Class B	2,871	71,506	37,517	859,302
Class C	1,443,326	35,594,851	3,643,882	82,120,054
Class I	102,481,629	2,630,760,563	276,871,208	6,378,604,517
Class R1	33,143	800,403	100,442	2,215,739
Class R2	489,223	12,179,960	1,061,373	23,602,037
Class R3	6,844,952	172,545,218	24,193,799	543,863,533
Class R4	3,702,128	94,976,734	23,337,909	518,487,429
Class R6	78,462,679	2,019,434,660	202,337,260	4,652,214,562
	208,442,376	$5,346,460,038	583,588,512	$13,395,430,162
27

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/21		Year ended 5/31/21
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	2,113,384	$49,918,136
Class B	—	—	8,869	207,354
Class C	—	—	174,309	4,021,300
Class I	—	—	8,406,870	200,671,978
Class R1	—	—	3,953	89,616
Class R2	—	—	38,089	884,798
Class R3	—	—	696,279	16,313,813
Class R4	—	—	731,232	17,396,006
Class R6	—	—	7,193,661	171,856,568
	—	$—	19,366,646	$461,359,569
Shares reacquired
Class A	(19,298,845)	$(489,608,931)	(30,148,837)	$(684,324,402)
Class B	(107,259)	(2,667,210)	(287,822)	(6,438,398)
Class C	(1,721,570)	(42,400,333)	(6,919,034)	(151,424,967)
Class I	(61,856,060)	(1,586,725,330)	(116,377,076)	(2,645,247,515)
Class R1	(102,359)	(2,489,960)	(109,745)	(2,301,707)
Class R2	(404,567)	(10,083,263)	(994,555)	(22,025,658)
Class R3	(5,781,182)	(145,700,871)	(11,600,915)	(261,837,391)
Class R4	(5,318,206)	(135,789,978)	(12,480,897)	(287,344,149)
Class R6	(34,420,294)	(884,464,123)	(71,645,033)	(1,641,851,033)
	(129,010,342)	$(3,299,929,999)	(250,563,914)	$(5,702,795,220)
Net change
Class A	(4,316,420)	$(109,512,788)	23,969,669	$559,056,723
Class B	(104,388)	(2,595,704)	(241,436)	(5,371,742)
Class C	(278,244)	(6,805,482)	(3,100,843)	(65,283,613)
Class I	40,625,569	1,044,035,233	168,901,002	3,934,028,980
Class R1	(69,216)	(1,689,557)	(5,350)	3,648
Class R2	84,656	2,096,697	104,907	2,461,177
Class R3	1,063,770	26,844,347	13,289,163	298,339,955
Class R4	(1,616,078)	(40,813,244)	11,588,244	248,539,286
Class R6	44,042,385	1,134,970,537	137,885,888	3,182,220,097
	79,432,034	$2,046,530,039	352,391,244	$8,153,994,511
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
28

Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2021, the fund’s commitment fee and interest expense were $68,617 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Emerging Markets Equity Fund	$6,789,709,787	$1,025,321,227	$30,994,267	$(2,858,597)	$(1,065,864,210)	$6,715,313,940
MFS Institutional Money Market Portfolio	58,625,841	444,487,150	438,261,507	—	—	64,851,484
MFS International Growth Fund	5,753,676,944	216,426,802	15,123,823	(120,026)	(132,994,261)	5,821,865,636
MFS International Intrinsic Value Fund	5,747,217,582	175,261,186	78,305,184	1,913,556	108,044,494	5,954,131,634
MFS International Large Cap Value Fund	5,742,815,460	389,521,389	75,516,669	(2,309,223)	(251,823,229)	5,802,687,728
MFS International New Discovery Fund	3,835,151,633	212,885,963	52,274,339	2,033,378	(122,217,025)	3,875,579,610
MFS Research International Fund	10,529,915,629	320,005,518	67,532,086	1,034,900	(134,408,387)	10,649,015,574
	$38,457,112,876	$2,783,909,235	$758,007,875	$(306,012)	$(1,599,262,618)	$38,883,445,606
29

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Equity Fund	$—	$—
MFS Institutional Money Market Portfolio	9,427	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International Large Cap Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Research International Fund	—	—
	$9,427	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(9) LIBOR Transition
Certain of the fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts. While the cessation of the one-week and two-month U.S. dollar LIBOR tenors along with certain other non-U.S. dollar denominated LIBOR settings at December 31, 2021 did not have a material impact on the fund, management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
30

Board Review of Investment Advisory Agreement
MFS International Diversification Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to
31

Board Review of Investment Advisory Agreement - continued
the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”).
In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in
32

Board Review of Investment Advisory Agreement - continued
effect during the Fund’s last fiscal year), the Fund’s total expense ratio was approximately at the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.
33

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
34

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2021
MFS®  Managed Wealth Fund
MGW-SEM

MFS® Managed Wealth Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as variants of the virus appear, the effectiveness of vaccines appears to wane over time, and their uneven distribution impacts the developing world.
After having taken aggressive steps to cushion the economic and market fallout related to the virus, some global central banks have begun to recalibrate monetary policy. For example, the U.S. Federal Reserve has begun to taper its bond buying, which has pushed up Treasury yields, particularly on the short end of the yield curve. Fiscal stimulus has been abundant as the U.S. Congress passed a $1.9 trillion COVID-19 relief bill in March and a $1.1 trillion infrastructure bill in November. Along with the high levels of government spending, production and transportation bottlenecks and labor shortages stemming from the pandemic have fueled a rise in inflation.
Since midyear, global economic growth has moderated, with the spread of the Delta and Omicron variants of the coronavirus and a regulatory crackdown in China featuring prominently. Stress in China’s property development sector has contributed to a slowdown there. Tightening global energy and raw materials supplies are a further concern for investors.
The policy measures put in place to counteract the pandemic’s effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
January 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	29.4%
	MFS Value Fund	29.0%
	MFS Institutional International Equity Fund	28.7%
Market Exposure Overlay	Mini MSCI EAFE Index Future DEC 17 21		(24.6)%
	Mini Russell 1000 Value Index Future DEC 17 21		(25.5)%
	Mini Russell 1000 Growth Future DEC 17 21		(27.2)%
Net Equity Exposure				9.8%
	Standard & Poors 500 Index Option 4000.00 PUT DEC 17 21		0.5%
	Standard & Poors 500 Index Option 4200.00 PUT DEC 17 21		(1.0)%
Standard & Poors Index Option PUT(s)				(0.5)%
Downside Hedge(s)				(0.5)%
Net Equivalent Equity Exposure		87.1%	(77.8)%	9.3%
Limited Maturity U.S. Treasury Notes				0.5%
Cash	Cash & Cash Equivalents (d)			12.4%
	Other (e)			77.8%
Total Net Exposure Summary				100.0%
2

Portfolio Composition - continued
Top ten holdings (c)(i)
Microsoft Corp.	3.4%
Amazon.com, Inc.	2.3%
Alphabet, Inc., “A”	1.7%
Nestle S.A.	1.6%
Adobe Systems, Inc.	1.3%
JPMorgan Chase & Co.	1.3%
Thermo Fisher Scientific, Inc.	1.2%
Mini MSCI EAFE Index Future DEC 17 21	(24.6)%
Mini Russell 1000 Value Index Future DEC 17 21	(25.5)%
Mini Russell 1000 Growth Future DEC 17 21	(27.2)%
(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions.
(i)	For purposes of this presentation, the components include a look-through to the individual holdings within the underlying affiliated funds.
Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Percentages are based on net assets as of November 30, 2021.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2021 through November 30, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2021 through November 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/21	Ending Account Value 11/30/21	Expenses Paid During Period (p) 6/01/21-11/30/21
A	Actual	0.92%	$1,000.00	$1,007.84	$4.63
	Hypothetical (h)	0.92%	$1,000.00	$1,020.46	$4.66
B	Actual	1.67%	$1,000.00	$1,004.51	$8.39
	Hypothetical (h)	1.67%	$1,000.00	$1,016.70	$8.44
C	Actual	1.67%	$1,000.00	$1,003.62	$8.39
	Hypothetical (h)	1.67%	$1,000.00	$1,016.70	$8.44
I	Actual	0.67%	$1,000.00	$1,009.55	$3.38
	Hypothetical (h)	0.67%	$1,000.00	$1,021.71	$3.40
R1	Actual	1.66%	$1,000.00	$1,004.51	$8.34
	Hypothetical (h)	1.66%	$1,000.00	$1,016.75	$8.39
R2	Actual	1.16%	$1,000.00	$1,006.14	$5.83
	Hypothetical (h)	1.16%	$1,000.00	$1,019.25	$5.87
R3	Actual	0.91%	$1,000.00	$1,007.83	$4.58
	Hypothetical (h)	0.91%	$1,000.00	$1,020.51	$4.61
R4	Actual	0.66%	$1,000.00	$1,009.55	$3.32
	Hypothetical (h)	0.66%	$1,000.00	$1,021.76	$3.35
R6	Actual	0.58%	$1,000.00	$1,009.54	$2.92
	Hypothetical (h)	0.58%	$1,000.00	$1,022.16	$2.94
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.01% of interest expense on uncovered collateral or margin obligations with the broker (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).
5

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 0.5%
U.S. Treasury Obligations – 0.5%
U.S. Treasury Notes, 2%, 12/31/2021 (f) (Identified Cost, $667,420)	$650,000	$ 650,990
Investment Companies (h) – 94.8%
International Stock Funds – 28.7%
MFS Institutional International Equity Fund	1,086,126	$ 36,548,148
U.S. Stock Funds – 58.4%
MFS Growth Fund - Class R6	189,790	$ 37,392,368
MFS Value Fund - Class R6	701,567	36,818,218
		$74,210,586
Money Market Funds – 7.7%
MFS Institutional Money Market Portfolio, 0.05% (v)	9,740,211	$ 9,740,211
Total Investment Companies (Identified Cost, $74,658,991)		$120,498,945

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
S&P 500 Index – December 2021 @ $4,200 (Premiums Paid, $131,952)	Put	Exchange Traded	$ 10,960,800	24	$51,600

Written Options (see table below) – (0.0)%
(Premiums Received, $73,368)	$ (24,576)

Other Assets, Less Liabilities – 4.7%	5,961,708
Net Assets – 100.0%	$127,138,667

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $120,498,945 and $702,590, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
6

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 11/30/21
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
S&P 500 Index	Put	Exchange Traded	24	$10,960,800	$4,000.00	December – 2021	$(24,576)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Mini MSCI EAFE Index	Short	USD	280	$31,297,000	December – 2021	$1,921,486
Mini Russell 1000 Value Index	Short	USD	416	32,427,200	December – 2021	155,014
						$2,076,500
Liability Derivatives
Equity Futures
Mini Russell 1000 Growth Index	Short	USD	229	$34,525,185	December – 2021	$(1,388,405)
At November 30, 2021, the fund had cash collateral of $4,450,000 and other liquid securities with an aggregate value of $650,990 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
7

Financial Statements
Statement of Assets and Liabilities
At 11/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $799,372)	$702,590
Investments in affiliated issuers, at value (identified cost, $74,658,991)	120,498,945
Deposits with brokers for
Futures contracts	4,450,000
Receivables for
Net daily variation margin on open futures contracts	1,572,795
Investments sold	2,749
Fund shares sold	163,908
Interest	5,440
Total assets	$127,396,427
Liabilities
Payables for
Investments purchased	$97,316
Fund shares reacquired	53,283
Written options (premiums received, $73,368)	24,576
Payable to affiliates
Investment adviser	2,345
Administrative services fee	152
Shareholder servicing costs	12,408
Distribution and service fees	464
Payable for independent Trustees' compensation	229
Accrued expenses and other liabilities	66,987
Total liabilities	$257,760
Net assets	$127,138,667
Net assets consist of
Paid-in capital	$122,071,147
Total distributable earnings (loss)	5,067,520
Net assets	$127,138,667
Shares of beneficial interest outstanding	10,959,859
8

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$14,992,060	1,296,059	$11.57
Class B	74,756	6,709	11.14
Class C	4,465,067	402,822	11.08
Class I	99,328,295	8,542,796	11.63
Class R1	57,810	5,187	11.15
Class R2	59,688	5,198	11.48
Class R3	60,587	5,228	11.59
Class R4	61,511	5,290	11.63
Class R6	8,038,893	690,570	11.64

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.28 [100 / 94.25 x $11.57]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
9

Financial Statements
Statement of Operations
Six months ended 11/30/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends from affiliated issuers	$302,684
Interest	9,917
Other	34
Total investment income	$312,635
Expenses
Management fee	$222,309
Distribution and service fees	46,927
Shareholder servicing costs	52,008
Administrative services fee	13,796
Independent Trustees' compensation	1,937
Custodian fee	7,335
Shareholder communications	8,010
Audit and tax fees	23,250
Legal fees	703
Registration fees	70,803
Miscellaneous	28,635
Total expenses	$475,713
Reduction of expenses by investment adviser	(8,383)
Net expenses	$467,330
Net investment income (loss)	$(154,695)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(489,868)
Affiliated issuers	5,345,332
Capital gain distributions from affiliated issuers	157,686
Written options	207,590
Futures contracts	(11,126,885)
Net realized gain (loss)	$(5,906,145)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$121,975
Affiliated issuers	350,323
Written options	(1,406)
Futures contracts	6,898,948
Net unrealized gain (loss)	$7,369,840
Net realized and unrealized gain (loss)	$1,463,695
Change in net assets from operations	$1,309,000
See Notes to Financial Statements
10

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21
Change in net assets
From operations
Net investment income (loss)	$(154,695)	$154,156
Net realized gain (loss)	(5,906,145)	(37,122,169)
Net unrealized gain (loss)	7,369,840	35,983,671
Change in net assets from operations	$1,309,000	$(984,342)
Total distributions to shareholders	$—	$(325,002)
Change in net assets from fund share transactions	$(7,896,076)	$26,795,436
Total change in net assets	$(6,587,076)	$25,486,092
Net assets
At beginning of period	133,725,743	108,239,651
At end of period	$127,138,667	$133,725,743
See Notes to Financial Statements
11

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.46	$11.54	$10.91	$10.37	$10.14	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.01)	$0.09	$0.07	$0.04	$0.05
Net realized and unrealized gain (loss)	0.13	(0.05)	0.60	0.51	0.27	0.34
Total from investment operations	$0.11	$(0.06)	$0.69	$0.58	$0.31	$0.39
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$(0.06)	$(0.04)	$(0.08)	$—
From net realized gain	—	—	—	—	—	(0.25)
Total distributions declared to shareholders	$—	$(0.02)	$(0.06)	$(0.04)	$(0.08)	$(0.25)
Net asset value, end of period (x)	$11.57	$11.46	$11.54	$10.91	$10.37	$10.14
Total return (%) (r)(s)(t)(x)	0.96(n)	(0.54)	6.30	5.59	3.08	4.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.93(a)	0.91	1.20	1.43	1.73	1.14
Expenses after expense reductions (f)(h)	0.92(a)	0.88	0.74	0.71	0.75	0.83
Net investment income (loss)	(0.43)(a)(l)	(0.07)	0.77	0.64	0.41	0.48
Portfolio turnover	3(n)	50	28	17	18	5
Net assets at end of period (000 omitted)	$14,992	$14,339	$12,826	$8,205	$4,698	$4,842
See Notes to Financial Statements
12

Financial Highlights – continued
Class B	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.08	$11.23	$10.66	$10.19	$9.98	$9.92
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.09)	$(0.01)	$(0.03)	$(0.04)	$(0.04)
Net realized and unrealized gain (loss)	0.13	(0.06)	0.58	0.50	0.25	0.35
Total from investment operations	$0.06	$(0.15)	$0.57	$0.47	$0.21	$0.31
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	—	—	—	—	(0.25)
Total distributions declared to shareholders	$—	$—	$—	$—	$—	$(0.25)
Net asset value, end of period (x)	$11.14	$11.08	$11.23	$10.66	$10.19	$9.98
Total return (%) (r)(s)(t)(x)	0.54(n)	(1.34)	5.35	4.61	2.10	3.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.68(a)	1.66	1.96	2.18	2.49	1.90
Expenses after expense reductions (f)(h)	1.67(a)	1.65	1.67	1.65	1.64	1.66
Net investment income (loss)	(1.20)(a)(l)	(0.84)	(0.05)	(0.31)	(0.42)	(0.42)
Portfolio turnover	3(n)	50	28	17	18	5
Net assets at end of period (000 omitted)	$75	$74	$75	$98	$89	$62
See Notes to Financial Statements
13

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.02	$11.18	$10.62	$10.15	$9.93	$9.88
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.09)	$(0.02)	$(0.03)	$(0.04)	$(0.03)
Net realized and unrealized gain (loss)	0.12	(0.06)	0.58	0.50	0.26	0.33
Total from investment operations	$0.06	$(0.15)	$0.56	$0.47	$0.22	$0.30
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$—	$—	$—	$—
From net realized gain	—	—	—	—	—	(0.25)
Total distributions declared to shareholders	$—	$(0.01)	$—	$—	$—	$(0.25)
Net asset value, end of period (x)	$11.08	$11.02	$11.18	$10.62	$10.15	$9.93
Total return (%) (r)(s)(t)(x)	0.54(n)	(1.35)	5.27	4.63	2.22	3.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.68(a)	1.67	1.94	2.19	2.47	1.87
Expenses after expense reductions (f)(h)	1.67(a)	1.66	1.67	1.65	1.65	1.66
Net investment income (loss)	(1.13)(a)(l)	(0.86)	(0.19)	(0.27)	(0.40)	(0.28)
Portfolio turnover	3(n)	50	28	17	18	5
Net assets at end of period (000 omitted)	$4,465	$6,363	$2,462	$1,074	$905	$1,668
See Notes to Financial Statements
14

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.50	$11.57	$10.94	$10.39	$10.17	$10.01
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.02	$0.08	$0.07	$0.08	$0.06
Net realized and unrealized gain (loss)	0.14	(0.06)	0.61	0.52	0.24	0.35
Total from investment operations	$0.13	$(0.04)	$0.69	$0.59	$0.32	$0.41
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$(0.06)	$(0.04)	$(0.10)	$—
From net realized gain	—	—	—	—	—	(0.25)
Total distributions declared to shareholders	$—	$(0.03)	$(0.06)	$(0.04)	$(0.10)	$(0.25)
Net asset value, end of period (x)	$11.63	$11.50	$11.57	$10.94	$10.39	$10.17
Total return (%) (r)(s)(t)(x)	1.13(n)	(0.37)	6.33	5.74	3.12	4.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.68(a)	0.66	0.94	1.16	1.48	0.87
Expenses after expense reductions (f)(h)	0.67(a)	0.65	0.67	0.65	0.65	0.66
Net investment income (loss)	(0.17)(a)(l)	0.17	0.67	0.64	0.73	0.65
Portfolio turnover	3(n)	50	28	17	18	5
Net assets at end of period (000 omitted)	$99,328	$105,346	$78,292	$24,169	$14,632	$17,167
See Notes to Financial Statements
15

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.08	$11.23	$10.66	$10.19	$9.98	$9.92
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.09)	$(0.01)	$(0.03)	$(0.04)	$(0.04)
Net realized and unrealized gain (loss)	0.14	(0.06)	0.58	0.50	0.25	0.35
Total from investment operations	$0.07	$(0.15)	$0.57	$0.47	$0.21	$0.31
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	—	—	—	—	(0.25)
Total distributions declared to shareholders	$—	$—	$—	$—	$—	$(0.25)
Net asset value, end of period (x)	$11.15	$11.08	$11.23	$10.66	$10.19	$9.98
Total return (%) (r)(s)(t)(x)	0.63(n)	(1.34)	5.35	4.61	2.10	3.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.68(a)	1.66	1.96	2.19	2.48	1.90
Expenses after expense reductions (f)(h)	1.66(a)	1.65	1.67	1.65	1.65	1.66
Net investment income (loss)	(1.18)(a)(l)	(0.83)	(0.10)	(0.29)	(0.36)	(0.42)
Portfolio turnover	3(n)	50	28	17	18	5
Net assets at end of period (000 omitted)	$58	$57	$58	$55	$53	$52
See Notes to Financial Statements
16

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.39	$11.48	$10.86	$10.33	$10.11	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.04)	$0.04	$0.02	$0.01	$0.01
Net realized and unrealized gain (loss)	0.13	(0.05)	0.59	0.51	0.26	0.35
Total from investment operations	$0.09	$(0.09)	$0.63	$0.53	$0.27	$0.36
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.01)	$—	$(0.05)	$—
From net realized gain	—	—	—	—	—	(0.25)
Total distributions declared to shareholders	$—	$—	$(0.01)	$—	$(0.05)	$(0.25)
Net asset value, end of period (x)	$11.48	$11.39	$11.48	$10.86	$10.33	$10.11
Total return (%) (r)(s)(t)(x)	0.79(n)	(0.78)	5.79	5.13	2.66	3.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18(a)	1.16	1.46	1.69	1.98	1.40
Expenses after expense reductions (f)(h)	1.16(a)	1.15	1.17	1.15	1.15	1.16
Net investment income (loss)	(0.68)(a)(l)	(0.33)	0.40	0.21	0.13	0.08
Portfolio turnover	3(n)	50	28	17	18	5
Net assets at end of period (000 omitted)	$60	$59	$60	$56	$54	$52
See Notes to Financial Statements
17

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.48	$11.55	$10.92	$10.37	$10.15	$10.01
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.01)	$0.07	$0.05	$0.04	$0.03
Net realized and unrealized gain (loss)	0.14	(0.06)	0.59	0.52	0.25	0.36
Total from investment operations	$0.11	$(0.07)	$0.66	$0.57	$0.29	$0.39
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.03)	$(0.02)	$(0.07)	$—
From net realized gain	—	—	—	—	—	(0.25)
Total distributions declared to shareholders	$—	$—	$(0.03)	$(0.02)	$(0.07)	$(0.25)
Net asset value, end of period (x)	$11.59	$11.48	$11.55	$10.92	$10.37	$10.15
Total return (%) (r)(s)(t)(x)	0.96(n)	(0.61)	6.09	5.49	2.90	4.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.93(a)	0.91	1.21	1.44	1.73	1.15
Expenses after expense reductions (f)(h)	0.91(a)	0.90	0.92	0.90	0.90	0.91
Net investment income (loss)	(0.44)(a)(l)	(0.09)	0.65	0.45	0.38	0.33
Portfolio turnover	3(n)	50	28	17	18	5
Net assets at end of period (000 omitted)	$61	$60	$60	$57	$54	$52
See Notes to Financial Statements
18

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18	5/31/17
Net asset value, beginning of period	$11.50	$11.57	$10.93	$10.39	$10.17	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.02	$0.10	$0.07	$0.07	$0.06
Net realized and unrealized gain (loss)	0.14	(0.07)	0.60	0.51	0.25	0.36
Total from investment operations	$0.13	$(0.05)	$0.70	$0.58	$0.32	$0.42
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$(0.06)	$(0.04)	$(0.10)	$—
From net realized gain	—	—	—	—	—	(0.25)
Total distributions declared to shareholders	$—	$(0.02)	$(0.06)	$(0.04)	$(0.10)	$(0.25)
Net asset value, end of period (x)	$11.63	$11.50	$11.57	$10.93	$10.39	$10.17
Total return (%) (r)(s)(t)(x)	1.13(n)	(0.40)	6.43	5.64	3.15	4.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.68(a)	0.66	0.96	1.19	1.48	0.90
Expenses after expense reductions (f)(h)	0.66(a)	0.65	0.67	0.65	0.65	0.66
Net investment income (loss)	(0.19)(a)(l)	0.16	0.90	0.71	0.64	0.58
Portfolio turnover	3(n)	50	28	17	18	5
Net assets at end of period (000 omitted)	$62	$61	$61	$57	$54	$53
See Notes to Financial Statements
19

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21	5/31/20	5/31/19	5/31/18(i)
Net asset value, beginning of period	$11.51	$11.57	$10.93	$10.39	$10.21
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.04	$0.09	$0.08	$(0.01)
Net realized and unrealized gain (loss)	0.14	(0.07)	0.61	0.51	0.29
Total from investment operations	$0.13	$(0.03)	$0.70	$0.59	$0.28
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$(0.06)	$(0.05)	$(0.10)
Total distributions declared to shareholders	$—	$(0.03)	$(0.06)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$11.64	$11.51	$11.57	$10.93	$10.39
Total return (%) (r)(s)(t)(x)	1.13(n)	(0.27)	6.44	5.67	2.80(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60(a)	0.59	0.91	1.18	1.53(a)
Expenses after expense reductions (f)(h)	0.58(a)	0.58	0.62	0.64	0.64(a)
Net investment income (loss)	(0.14)(a)(l)	0.32	0.84	0.74	(0.17)(a)(l)
Portfolio turnover	3(n)	50	28	17	18
Net assets at end of period (000 omitted)	$8,039	$7,366	$14,345	$5,621	$4,348

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, October 2, 2017, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
20

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Managed Wealth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
The investment objective of each of the underlying funds held by the fund at November 30, 2021 was to seek capital appreciation.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of
21

Notes to Financial Statements (unaudited) - continued
financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information
22

Notes to Financial Statements (unaudited) - continued
from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and written options. The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$51,600	$—	$—	$51,600
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	650,990	—	650,990
Mutual Funds	120,498,945	—	—	120,498,945
Total	$120,550,545	$650,990	$—	$121,201,535
Other Financial Instruments
Futures Contracts – Assets	$2,076,500	$—	$—	$2,076,500
Futures Contracts – Liabilities	(1,388,405)	—	—	(1,388,405)
Written Options - Liabilities	(24,576)	—	—	(24,576)
23

Notes to Financial Statements (unaudited) - continued
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, and futures contracts,. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Futures Contracts	$2,076,500	$(1,388,405)
Equity	Purchased Option Contracts	51,600	—
Equity	Written Option Contracts	—	(24,576)
Total		$2,128,100	$(1,412,981)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Equity	$(11,126,885)	$(471,509)	$207,590
24

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended November 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Equity	$6,898,948	$113,296	$(1,406)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
25

Notes to Financial Statements (unaudited) - continued
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of November 30, 2021:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$1,572,795	$—
Purchased Options	51,600	—
Written Options	—	(24,576)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$1,624,395	$(24,576)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	1,624,395	(24,576)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$—	$—
(a)	The amount presented here represents the fund's current day net variation margin for futures contracts. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the Portfolio of Investments.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is
26

Notes to Financial Statements (unaudited) - continued
equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,
27

Notes to Financial Statements (unaudited) - continued
the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/21
Ordinary income (including any short-term capital gains)	$325,002
28

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/21
Cost of investments	$ 76,756,100
Gross appreciation	44,542,217
Gross depreciation	(96,782)
Net unrealized appreciation (depreciation)	$ 44,445,435
As of 5/31/21
Undistributed ordinary income	149,150
Capital loss carryforwards	(40,557,415)
Net unrealized appreciation (depreciation)	44,166,785
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of May 31, 2021, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(15,864,416)
Long-Term	(24,692,999)
Total	$(40,557,415)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/21	Year ended 5/31/21
Class A	$—	$18,531
Class C	—	6,599
Class I	—	261,023
Class R4	—	125
Class R6	—	38,724
Total	$—	$325,002
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.35% of the fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended November 30, 2021, this management fee
29

Notes to Financial Statements (unaudited) - continued
reduction amounted to $8,383, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2021 was equivalent to an annual effective rate of 0.34% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.91%	1.66%	1.66%	0.66%	1.66%	1.16%	0.91%	0.66%	0.63%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2022. For the six months ended November 30, 2021, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $103 for the six months ended November 30, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
30

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 18,326
Class B	0.75%	0.25%	1.00%	1.00%	374
Class C	0.75%	0.25%	1.00%	1.00%	27,712
Class R1	0.75%	0.25%	1.00%	1.00%	289
Class R2	0.25%	0.25%	0.50%	0.50%	150
Class R3	—	0.25%	0.25%	0.25%	76
Total Distribution and Service Fees					$46,927
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended November 30, 2021, there were no service fee rebates.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2021, were as follows:
Amount
Class A	$115
Class B	—
Class C	26
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2021, the fee was $1,772, which equated to 0.0028% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $50,236.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
31

Notes to Financial Statements (unaudited) - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2021 was equivalent to an annual effective rate of 0.0217% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At November 30, 2021, MFS held approximately 77% of the outstanding shares of Class B and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4.
(4) Portfolio Securities
For the six months ended November 30, 2021, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$—	$850,000
Non-U.S. Government securities	2,891,419	19,902,351
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/21		Year ended 5/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	207,226	$2,388,209	1,395,899	$16,073,828
Class C	1,730	19,113	554,096	6,220,255
Class I	1,639,663	19,000,106	10,465,661	120,964,705
Class R6	113,188	1,317,796	470,841	5,464,757
	1,961,807	$22,725,224	12,886,497	$148,723,545
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/21		Year ended 5/31/21
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	1,616	$18,531
Class C	—	—	597	6,599
Class I	—	—	22,698	261,023
Class R4	—	—	11	125
Class R6	—	—	34	391
	—	$—	24,956	$286,669
Shares reacquired
Class A	(162,492)	$(1,873,546)	(1,257,388)	$(14,544,236)
Class C	(176,250)	(1,952,037)	(197,551)	(2,171,868)
Class I	(2,254,502)	(26,068,827)	(8,097,683)	(93,224,715)
Class R6	(62,437)	(726,890)	(1,070,768)	(12,273,959)
	(2,655,681)	$(30,621,300)	(10,623,390)	$(122,214,778)
Net change
Class A	44,734	$514,663	140,127	$1,548,123
Class C	(174,520)	(1,932,924)	357,142	4,054,986
Class I	(614,839)	(7,068,721)	2,390,676	28,001,013
Class R4	—	—	11	125
Class R6	50,751	590,906	(599,893)	(6,808,811)
	(693,874)	$(7,896,076)	2,288,063	$26,795,436
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2021, the fund’s commitment fee and interest expense were $251 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
33

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Growth Fund	$40,567,707	$551,425	$8,637,398	$2,593,424	$2,317,210	$37,392,368
MFS Institutional International Equity Fund	40,563,573	1,447,905	5,815,278	1,442,650	(1,090,702)	36,548,148
MFS Institutional Money Market Portfolio	5,509,260	40,311,982	36,081,031	—	—	9,740,211
MFS Value Fund	40,483,441	1,351,379	5,449,675	1,309,258	(876,185)	36,818,218
	$127,123,981	$43,662,691	$55,983,382	$5,345,332	$350,323	$120,498,945

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Growth Fund	$—	$157,686
MFS Institutional International Equity Fund	—	—
MFS Institutional Money Market Portfolio	1,080	—
MFS Value Fund	301,604	—
	$302,684	$157,686
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(9) LIBOR Transition
Certain of the fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including its investments in derivatives, as well as any debt issued by
34

Notes to Financial Statements (unaudited) - continued
the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts. While the cessation of the one-week and two-month U.S. dollar LIBOR tenors along with certain other non-U.S. dollar denominated LIBOR settings at December 31, 2021 did not have a material impact on the fund, management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
35

Board Review of Investment Advisory Agreement
MFS Managed Wealth Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)
36

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for each of the one- and three-year periods ended December 31, 2020 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information
37

Board Review of Investment Advisory Agreement - continued
provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees
38

Board Review of Investment Advisory Agreement - continued
also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.
39

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
40

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
November 30, 2021
MFS®  International Large Cap Value Fund
MKV-SEM

MFS® International Large Cap Value Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as variants of the virus appear, the effectiveness of vaccines appears to wane over time, and their uneven distribution impacts the developing world.
After having taken aggressive steps to cushion the economic and market fallout related to the virus, some global central banks have begun to recalibrate monetary policy. For example, the U.S. Federal Reserve has begun to taper its bond buying, which has pushed up Treasury yields, particularly on the short end of the yield curve. Fiscal stimulus has been abundant as the U.S. Congress passed a $1.9 trillion COVID-19 relief bill in March and a $1.1 trillion infrastructure bill in November. Along with the high levels of government spending, production and transportation bottlenecks and labor shortages stemming from the pandemic have fueled a rise in inflation.
Since midyear, global economic growth has moderated, with the spread of the Delta and Omicron variants of the coronavirus and a regulatory crackdown in China featuring prominently. Stress in China’s property development sector has contributed to a slowdown there. Tightening global energy and raw materials supplies are a further concern for investors.
The policy measures put in place to counteract the pandemic’s effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
January 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Toronto-Dominion Bank	2.7%
Willis Towers Watson PLC	2.7%
BNP Paribas	2.7%
UBS AG	2.7%
Schneider Electric SE	2.7%
Rio Tinto PLC	2.4%
Barclays PLC	2.3%
Eni S.p.A.	2.3%
Vodafone Group PLC	2.2%
NatWest Group PLC	2.1%
GICS equity sectors (g)
Financials	29.7%
Industrials	16.2%
Consumer Staples	10.8%
Information Technology	10.4%
Consumer Discretionary	7.4%
Materials	5.5%
Communication Services	5.0%
Utilities	5.0%
Health Care	4.9%
Energy	4.0%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of November 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
June 1, 2021 through November 30, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2021 through November 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/21	Ending Account Value 11/30/21	Expenses Paid During Period (p) 6/01/21-11/30/21
A	Actual	0.93%	$1,000.00	$951.17	$4.55
	Hypothetical (h)	0.93%	$1,000.00	$1,020.41	$4.71
C	Actual	1.68%	$1,000.00	$948.06	$8.20
	Hypothetical (h)	1.68%	$1,000.00	$1,016.65	$8.49
I	Actual	0.68%	$1,000.00	$952.69	$3.33
	Hypothetical (h)	0.68%	$1,000.00	$1,021.66	$3.45
R1	Actual	1.68%	$1,000.00	$948.06	$8.20
	Hypothetical (h)	1.68%	$1,000.00	$1,016.65	$8.49
R2	Actual	1.18%	$1,000.00	$950.44	$5.77
	Hypothetical (h)	1.18%	$1,000.00	$1,019.15	$5.97
R3	Actual	0.93%	$1,000.00	$951.24	$4.55
	Hypothetical (h)	0.93%	$1,000.00	$1,020.41	$4.71
R4	Actual	0.68%	$1,000.00	$952.76	$3.33
	Hypothetical (h)	0.68%	$1,000.00	$1,021.66	$3.45
R6	Actual	0.67%	$1,000.00	$952.69	$3.28
	Hypothetical (h)	0.67%	$1,000.00	$1,021.71	$3.40
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Aerospace & Defense – 1.0%
Dassault Aviation S.A.	301,779	$ 28,611,897
Safran S.A.	306,262	34,081,031
		$62,692,928
Airlines – 1.1%
Ryanair Holdings PLC, ADR (a)	725,810	$ 69,351,145
Alcoholic Beverages – 2.1%
Diageo PLC	2,031,309	$ 102,376,574
Heineken N.V.	307,491	30,609,853
		$132,986,427
Apparel Manufacturers – 2.9%
Adidas AG	181,110	$ 52,489,166
Burberry Group PLC	1,228,728	28,563,404
Compagnie Financiere Richemont S.A.	711,861	105,997,929
		$187,050,499
Automotive – 3.8%
Compagnie Generale des Etablissements Michelin SCA	207,239	$ 30,613,322
Continental AG (a)	663,038	71,209,798
Koito Manufacturing Co. Ltd.	1,224,600	70,314,526
Magna International, Inc.	390,342	29,369,332
Toyota Industries Corp.	391,400	32,078,924
Vitesco Technologies Group AG (a)	132,607	5,895,272
		$239,481,174
Brokerage & Asset Managers – 2.2%
Deutsche Boerse AG	562,312	$ 88,387,721
IG Group Holdings PLC	5,300,278	54,383,844
		$142,771,565
Business Services – 3.7%
Capgemini	419,031	$ 96,993,027
CGI, Inc. (a)	712,181	59,496,619
Electrocomponents PLC	2,385,879	38,197,347
Secom Co. Ltd.	596,000	40,289,575
		$234,976,568
Computer Software – 0.4%
SAP SE	204,288	$ 26,221,885
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 4.8%
Amadeus IT Group S.A. (a)	1,186,102	$ 75,974,540
Fujitsu Ltd.	523,000	86,406,015
Hitachi Ltd.	1,400,200	82,418,949
Samsung Electronics Co. Ltd., GDR	40,825	61,155,850
		$305,955,354
Construction – 0.7%
Techtronic Industries Co. Ltd.	2,142,500	$ 43,792,026
Consumer Products – 1.6%
Kao Corp.	347,900	$ 17,830,492
Reckitt Benckiser Group PLC	1,035,188	83,926,939
		$101,757,431
Electrical Equipment – 3.7%
Schneider Electric SE	955,884	$ 168,962,922
Yokogawa Electric Corp.	3,502,300	65,722,889
		$234,685,811
Electronics – 2.3%
Kyocera Corp.	700,200	$ 41,482,187
NXP Semiconductors N.V.	169,405	37,838,301
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	565,535	66,252,425
		$145,572,913
Energy - Independent – 0.4%
Woodside Petroleum Ltd.	1,715,290	$ 25,432,562
Energy - Integrated – 3.5%
Eni S.p.A.	10,909,301	$ 143,614,704
Galp Energia SGPS S.A.	4,231,317	39,496,856
Idemitsu Kosan Co. Ltd.	432,700	11,098,252
Suncor Energy, Inc. (l)	1,254,117	30,551,584
		$224,761,396
Food & Beverages – 1.8%
Danone S.A.	1,089,760	$ 64,254,276
Nestle S.A.	410,163	52,719,606
		$116,973,882
Food & Drug Stores – 1.5%
Tesco PLC	25,422,911	$ 93,374,026
General Merchandise – 0.6%
B&M European Value Retail S.A.	4,777,228	$ 39,274,453
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 7.5%
Chubb Ltd.	470,858	$ 84,504,885
Manulife Financial Corp. (l)	3,697,354	66,106,357
Sampo Oyj	582,094	28,593,817
St. James's Place PLC	4,761,805	97,644,436
Swiss Re Ltd.	309,715	29,161,554
Willis Towers Watson PLC	767,633	173,362,237
		$479,373,286
Leisure & Toys – 0.5%
Nintendo Co. Ltd.	52,500	$ 23,317,276
Sankyo Co. Ltd.	436,400	11,142,713
		$34,459,989
Machinery & Tools – 3.3%
Aalberts Industries N.V.	797,238	$ 48,731,893
Daikin Industries Ltd.	253,000	51,388,201
SMC Corp.	123,800	78,997,988
Weir Group PLC	1,282,484	28,173,479
		$207,291,561
Major Banks – 16.8%
Bank of Ireland Group PLC (a)	11,517,467	$ 62,351,825
Barclays PLC	61,197,555	149,035,101
BNP Paribas	2,787,312	173,035,806
ING Groep N.V.	3,963,352	54,710,389
Mitsubishi UFJ Financial Group, Inc.	22,544,000	119,045,824
NatWest Group PLC	48,540,673	136,318,442
Resona Holdings, Inc.	7,832,900	28,486,782
Toronto-Dominion Bank	2,459,209	173,547,060
UBS AG	9,916,894	171,387,844
		$ 1,067,919,073
Metals & Mining – 3.2%
Glencore PLC	11,704,729	$ 55,378,193
Rio Tinto PLC	2,437,292	150,064,687
		$205,442,880
Network & Telecom – 0.7%
LM Ericsson Telephone Co., “B”	4,372,603	$ 44,106,910
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 3.2%
AIB Group PLC (a)	23,167,656	$ 50,801,628
Julius Baer Group Ltd.	838,067	51,973,908
KBC Group N.V.	1,169,990	97,752,105
		$200,527,641
Pharmaceuticals – 4.9%
Bayer AG	726,227	$ 36,667,297
Novartis AG	558,438	44,672,607
Novo Nordisk A.S., “B”	879,548	94,181,482
Roche Holding AG	346,928	135,910,523
		$311,431,909
Printing & Publishing – 2.6%
RELX PLC	1,818,310	$ 56,292,311
Wolters Kluwer N.V.	949,380	106,499,557
		$162,791,868
Railroad & Shipping – 1.9%
Canadian Pacific Railway Ltd.	1,726,711	$ 120,840,709
Restaurants – 0.4%
Yum China Holdings, Inc.	514,221	$ 25,762,472
Specialty Chemicals – 2.3%
Linde PLC	334,925	$ 107,019,482
Nitto Denko Corp.	523,000	36,382,756
		$143,402,238
Telecommunications - Wireless – 4.0%
KDDI Corp.	3,811,200	$ 110,996,137
Vodafone Group PLC	97,551,333	141,391,369
		$252,387,506
Telephone Services – 0.7%
Quebecor, Inc., “B”	2,010,559	$ 44,745,542
Tobacco – 2.2%
Imperial Brands PLC	4,446,151	$ 91,057,445
Philip Morris International, Inc.	560,711	48,187,503
		$139,244,948
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 5.0%
E.ON SE	6,821,430	$ 84,277,987
Iberdrola S.A.	10,561,767	118,126,801
National Grid PLC	8,565,862	113,960,177
		$316,364,965
Total Common Stocks (Identified Cost, $5,404,000,453)		$6,183,205,542
Preferred Stocks – 1.6%
Consumer Products – 1.6%
Henkel AG & Co. KGaA (Identified Cost, $126,807,768)	1,299,477	$ 102,719,461
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 0.05% (v) (Identified Cost, $87,749,498)	87,749,498	$ 87,749,498
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund, 0.03% (j) (Identified Cost, $16,339,525)	16,339,525	$ 16,339,525

Other Assets, Less Liabilities – (0.5)%		(34,859,189)
Net Assets – 100.0%		$6,355,154,837

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $87,749,498 and $6,302,264,528, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 11/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $30,017,164 of securities on loan (identified cost, $5,547,147,746)	$6,302,264,528
Investments in affiliated issuers, at value (identified cost, $87,749,498)	87,749,498
Cash	431,972
Receivables for
Investments sold	31,074,532
Fund shares sold	6,847,316
Interest and dividends	24,561,857
Receivable from investment adviser	75,148
Total assets	$6,453,004,851
Liabilities
Payables for
Investments purchased	$81,195,352
Fund shares reacquired	5,675
Collateral for securities loaned, at value (c)	16,339,525
Payable to affiliates
Administrative services fee	3,167
Shareholder servicing costs	24
Distribution and service fees	60
Payable for independent Trustees' compensation	3,103
Accrued expenses and other liabilities	303,108
Total liabilities	$97,850,014
Net assets	$6,355,154,837
Net assets consist of
Paid-in capital	$5,344,564,676
Total distributable earnings (loss)	1,010,590,161
Net assets	$6,355,154,837
Shares of beneficial interest outstanding	485,599,281

(c)	Non-cash collateral is not included.
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,192,523	91,384	$13.05
Class C	631,326	48,727	12.96
Class I	6,633,991	506,722	13.09
Class R1	86,508	6,677	12.96
Class R2	87,359	6,702	13.04
Class R3	87,787	6,717	13.07
Class R4	88,217	6,730	13.11
Class R6	6,346,347,126	484,925,622	13.09

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.85 [100 / 94.25 x $13.05]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 11/30/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$87,464,175
Income on securities loaned	103,915
Dividends from affiliated issuers	9,805
Foreign taxes withheld	(6,144,935)
Total investment income	$81,432,960
Expenses
Management fee	$22,833,333
Distribution and service fees	5,569
Shareholder servicing costs	1,236
Administrative services fee	283,799
Independent Trustees' compensation	39,315
Custodian fee	383,800
Shareholder communications	3,098
Audit and tax fees	26,974
Legal fees	12,132
Miscellaneous	111,505
Total expenses	$23,700,761
Fees paid indirectly	(58)
Reduction of expenses by investment adviser	(2,090,168)
Net expenses	$21,610,535
Net investment income (loss)	$59,822,425
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$64,838,156
Foreign currency	(656,274)
Net realized gain (loss)	$64,181,882
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(396,769,138)
Translation of assets and liabilities in foreign currencies	(449,072)
Net unrealized gain (loss)	$(397,218,210)
Net realized and unrealized gain (loss)	$(333,036,328)
Change in net assets from operations	$(273,213,903)
See Notes to Financial Statements
12

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21(c)
Change in net assets
From operations
Net investment income (loss)	$59,822,425	$98,612,567
Net realized gain (loss)	64,181,882	55,978,830
Net unrealized gain (loss)	(397,218,210)	1,152,037,615
Change in net assets from operations	$(273,213,903)	$1,306,629,012
Total distributions to shareholders	$—	$(22,826,639)
Change in net assets from fund share transactions	$822,932,321	$4,521,634,046
Total change in net assets	$549,718,418	$5,805,436,419
Net assets
At beginning of period	5,805,436,419	—
At end of period	$6,355,154,837	$5,805,436,419

(c)	For the period from the commencement of the fund’s investment operations, June 30, 2020, through the stated period end.
See Notes to Financial Statements
13

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21(c)
Net asset value, beginning of period	$13.66	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.29
Net realized and unrealized gain (loss)	(0.72)	3.42
Total from investment operations	$(0.61)	$3.71
Less distributions declared to shareholders
From net investment income	$—	$(0.05)
From net realized gain	—	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.05)
Net asset value, end of period (x)	$13.05	$13.66
Total return (%) (r)(s)(t)(x)	(4.47)(n)	37.16(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00(a)	1.04(a)
Expenses after expense reductions (f)	0.93(a)	0.93(a)
Net investment income (loss)	1.58(a)	2.61(a)
Portfolio turnover	8(n)	18(n)
Net assets at end of period (000 omitted)	$1,193	$1,187
See Notes to Financial Statements
14

Financial Highlights – continued
Class C	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21(c)
Net asset value, beginning of period	$13.61	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.16
Net realized and unrealized gain (loss)	(0.71)	3.45
Total from investment operations	$(0.65)	$3.61
Less distributions declared to shareholders
From net investment income	$—	$—
From net realized gain	—	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.00)(w)
Net asset value, end of period (x)	$12.96	$13.61
Total return (%) (r)(s)(t)(x)	(4.78)(n)	36.11(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75(a)	1.81(a)
Expenses after expense reductions (f)	1.68(a)	1.68(a)
Net investment income (loss)	0.83(a)	1.49(a)
Portfolio turnover	8(n)	18(n)
Net assets at end of period (000 omitted)	$631	$636
See Notes to Financial Statements
15

Financial Highlights – continued
Class I	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21(c)
Net asset value, beginning of period	$13.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.31
Net realized and unrealized gain (loss)	(0.74)	3.44
Total from investment operations	$(0.60)	$3.75
Less distributions declared to shareholders
From net investment income	$—	$(0.06)
From net realized gain	—	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.06)
Net asset value, end of period (x)	$13.09	$13.69
Total return (%) (r)(s)(t)(x)	(4.38)(n)	37.58(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75(a)	0.79(a)
Expenses after expense reductions (f)	0.68(a)	0.68(a)
Net investment income (loss)	2.05(a)	2.82(a)
Portfolio turnover	8(n)	18(n)
Net assets at end of period (000 omitted)	$6,634	$2,775
See Notes to Financial Statements
16

Financial Highlights – continued
Class R1	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21(c)
Net asset value, beginning of period	$13.61	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.09
Net realized and unrealized gain (loss)	(0.71)	3.52
Total from investment operations	$(0.65)	$3.61
Less distributions declared to shareholders
From net investment income	$—	$—
From net realized gain	—	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.00)(w)
Net asset value, end of period (x)	$12.96	$13.61
Total return (%) (r)(s)(t)(x)	(4.78)(n)	36.11(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75(a)	1.83(a)
Expenses after expense reductions (f)	1.68(a)	1.68(a)
Net investment income (loss)	0.83(a)	0.85(a)
Portfolio turnover	8(n)	18(n)
Net assets at end of period (000 omitted)	$87	$91
See Notes to Financial Statements
17

Financial Highlights – continued
Class R2	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21(c)
Net asset value, beginning of period	$13.66	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.14
Net realized and unrealized gain (loss)	(0.71)	3.52
Total from investment operations	$(0.62)	$3.66
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)
From net realized gain	—	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.00)(w)
Net asset value, end of period (x)	$13.04	$13.66
Total return (%) (r)(s)(t)(x)	(4.54)(n)	36.63(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25(a)	1.33(a)
Expenses after expense reductions (f)	1.18(a)	1.18(a)
Net investment income (loss)	1.34(a)	1.36(a)
Portfolio turnover	8(n)	18(n)
Net assets at end of period (000 omitted)	$87	$92
See Notes to Financial Statements
18

Financial Highlights – continued
Class R3	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21(c)
Net asset value, beginning of period	$13.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.17
Net realized and unrealized gain (loss)	(0.72)	3.54
Total from investment operations	$(0.61)	$3.71
Less distributions declared to shareholders
From net investment income	$—	$(0.03)
From net realized gain	—	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.03)
Net asset value, end of period (x)	$13.07	$13.68
Total return (%) (r)(s)(t)(x)	(4.46)(n)	37.15(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00(a)	1.08(a)
Expenses after expense reductions (f)	0.93(a)	0.93(a)
Net investment income (loss)	1.59(a)	1.61(a)
Portfolio turnover	8(n)	18(n)
Net assets at end of period (000 omitted)	$88	$92
See Notes to Financial Statements
19

Financial Highlights – continued
Class R4	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21(c)
Net asset value, beginning of period	$13.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.19
Net realized and unrealized gain (loss)	(0.71)	3.57
Total from investment operations	$(0.59)	$3.76
Less distributions declared to shareholders
From net investment income	$—	$(0.06)
From net realized gain	—	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.06)
Net asset value, end of period (x)	$13.11	$13.70
Total return (%) (r)(s)(t)(x)	(4.31)(n)	37.67(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75(a)	0.83(a)
Expenses after expense reductions (f)	0.68(a)	0.68(a)
Net investment income (loss)	1.84(a)	1.86(a)
Portfolio turnover	8(n)	18(n)
Net assets at end of period (000 omitted)	$88	$92
See Notes to Financial Statements
20

Financial Highlights – continued
Class R6	Six months ended	Year ended
	11/30/21 (unaudited)	5/31/21(c)
Net asset value, beginning of period	$13.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.30
Net realized and unrealized gain (loss)	(0.72)	3.44
Total from investment operations	$(0.59)	$3.74
Less distributions declared to shareholders
From net investment income	$—	$(0.06)
From net realized gain	—	(0.00)(w)
Total distributions declared to shareholders	$—	$(0.06)
Net asset value, end of period (x)	$13.09	$13.68
Total return (%) (r)(s)(t)(x)	(4.31)(n)	37.49(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74(a)	0.78(a)
Expenses after expense reductions (f)	0.67(a)	0.67(a)
Net investment income (loss)	1.86(a)	2.74(a)
Portfolio turnover	8(n)	18(n)
Net assets at end of period (000 omitted)	$6,346,347	$5,800,471

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 30, 2020, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
21

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS International Large Cap Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The
22

Notes to Financial Statements (unaudited) - continued
values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
23

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$54,383,844	$1,405,028,383	$—	$1,459,412,227
Japan	—	907,399,486	—	907,399,486
France	189,859,200	406,693,081	—	596,552,281
Switzerland	368,462,219	223,361,752	—	591,823,971
Canada	524,657,203	—	—	524,657,203
Germany	467,868,587	—	—	467,868,587
United States	450,912,408	—	—	450,912,408
Netherlands	—	240,551,692	—	240,551,692
Spain	75,974,540	118,126,801	—	194,101,341
Other Countries	273,323,520	579,322,287	—	852,645,807
Mutual Funds	104,089,023	—	—	104,089,023
Total	$2,509,530,544	$3,880,483,482	$—	$6,390,014,026
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities
24

Notes to Financial Statements (unaudited) - continued
in the fund’s Portfolio of Investments, with a fair value of $30,017,164. The fair value of the fund’s investment securities on loan and a related liability of $16,339,525 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $16,552,810 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended November 30, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the
25

Notes to Financial Statements (unaudited) - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 5/31/21 (c)
Ordinary income (including any short-term capital gains)	$22,826,639

(c)	For the period from the commencement of the fund’s investment operations, June 30, 2020, through the stated period end.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/21
Cost of investments	$5,656,242,132
Gross appreciation	915,161,918
Gross depreciation	(181,390,024)
Net unrealized appreciation (depreciation)	$ 733,771,894
As of 5/31/21
Undistributed ordinary income	154,206,597
Other temporary differences	(943,565)
Net unrealized appreciation (depreciation)	1,130,541,032
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares
26

Notes to Financial Statements (unaudited) - continued
approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 11/30/21	Year ended 5/31/21(c)
Class A	$—	$1,936
Class C	—	5
Class I	—	7,461
Class R1	—	5
Class R2	—	18
Class R3	—	203
Class R4	—	389
Class R6	—	22,816,622
Total	$—	$22,826,639

(c)	For the period from the commencement of the fund’s investment operations, June 30, 2020, through the stated period end.
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.75%
In excess of $2.5 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.62%
In excess of $20 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended November 30, 2021, this management fee reduction amounted to $425,799, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2021 was equivalent to an annual effective rate of 0.70% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
			Classes
A	C	I	R1	R2	R3	R4	R6
0.96%	1.71%	0.71%	1.71%	1.21%	0.96%	0.71%	0.67%
27

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2022. For the six months ended November 30, 2021, this reduction amounted to $1,664,369, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $314 for the six months ended November 30, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,570
Class C	0.75%	0.25%	1.00%	1.00%	3,211
Class R1	0.75%	0.25%	1.00%	1.00%	449
Class R2	0.25%	0.25%	0.50%	0.50%	226
Class R3	—	0.25%	0.25%	0.25%	113
Total Distribution and Service Fees					$5,569
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended November 30, 2021.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended November 30, 2021.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended November 30, 2021, the fee was $353, which equated to 0.00001% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing
28

Notes to Financial Statements (unaudited) - continued
costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $883.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2021 was equivalent to an annual effective rate of 0.0088% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 29, 2020, MFS purchased 185,000 shares of Class R6 and 5,000 shares each of Class A, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 for an aggregate amount of $2,200,000 as an initial investment in the fund.
On July 14, 2020, MFS purchased 25,218 shares each of Class A, Class C, Class R1, Class R2, and Class R3, and 25,193 shares each of Class I and Class R4 for an aggregate amount of $1,820,000.
On July 14, 2020, MFS redeemed 176,528 shares of Class R6 for an aggregate amount of $1,820,000.
On September 9, 2020, MFS redeemed 23,541 shares each of Class C and Class R1, 23,496 shares each of Class I and Class R4, and 23,518 shares each of Class R2 and Class R3 for an aggregate amount of $1,500,000.
On June 18, 2021, MFS redeemed 6,729 shares of Class I for an aggregate amount of $89,024.
At November 30, 2021, MFS held 100% of the outstanding shares each of Class R1, Class R2, Class R3, and Class R4.
(4) Portfolio Securities
For the six months ended November 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $1,428,665,023 and $515,831,331, respectively.
29

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 11/30/21		Year ended 5/31/21 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	24,826	$335,376	87,104	$1,024,100
Class C	2,602	34,932	71,033	848,052
Class I	696,895	9,240,281	229,684	2,607,596
Class R1	—	—	30,218	310,006
Class R2	—	—	30,218	309,999
Class R3	—	—	30,218	310,000
Class R4	—	—	30,193	310,000
Class R6	66,652,412	894,953,553	425,699,919	4,541,501,282
	67,376,735	$904,564,142	426,208,587	$4,547,221,035
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	164	$1,936
Class C	—	—	1	5
Class I	—	—	633	7,461
Class R2	—	—	2	18
Class R3	—	—	17	203
Class R4	—	—	33	389
Class R6	—	—	1,936,895	22,816,622
	—	$—	1,937,745	$22,826,634
Shares reacquired
Class A	(20,357)	$(271,040)	(353)	$(4,403)
Class C	(601)	(8,000)	(24,308)	(260,209)
Class I	(392,939)	(5,388,434)	(27,551)	(305,479)
Class R1	—	—	(23,541)	(250,000)
Class R2	—	—	(23,518)	(250,000)
Class R3	—	—	(23,518)	(250,000)
Class R4	—	—	(23,496)	(250,000)
Class R6	(5,689,916)	(75,964,347)	(3,673,688)	(46,843,532)
	(6,103,813)	$(81,631,821)	(3,819,973)	$(48,413,623)
30

Notes to Financial Statements (unaudited) - continued
	Six months ended 11/30/21		Year ended 5/31/21 (c)
	Shares	Amount	Shares	Amount
Net change
Class A	4,469	$64,336	86,915	$1,021,633
Class C	2,001	26,932	46,726	587,848
Class I	303,956	3,851,847	202,766	2,309,578
Class R1	—	—	6,677	60,006
Class R2	—	—	6,702	60,017
Class R3	—	—	6,717	60,203
Class R4	—	—	6,730	60,389
Class R6	60,962,496	818,989,206	423,963,126	4,517,474,372
	61,272,922	$822,932,321	424,326,359	$4,521,634,046

(c)	For the period from the commencement of the fund’s investment operations, June 30, 2020, through the stated period end.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 91%, 3%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended November 30, 2021, the fund’s commitment fee and interest expense were $10,426 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
31

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$65,730,231	$643,742,136	$621,722,869	$—	$—	$87,749,498

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,805	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(9) LIBOR Transition
Certain of the fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts. While the cessation of the one-week and two-month U.S. dollar LIBOR tenors along with certain other non-U.S.
32

Notes to Financial Statements (unaudited) - continued
dollar denominated LIBOR settings at December 31, 2021 did not have a material impact on the fund, management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
33

Board Review of Investment Advisory Agreement
MFS International Large Cap Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (ii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the
34

Board Review of Investment Advisory Agreement - continued
other MFS Funds. The comparative fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
The Trustees noted that the Fund commenced operations on June 30, 2020; therefore, no performance data for the one-, three-, or five-year periods was available.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s
35

Board Review of Investment Advisory Agreement - continued
advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion, $5 billion, $10 billion, and $20 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
36

Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.
37

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
38

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: January 14, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: January 14, 2022

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 14, 2022

*	Print name and title of each signing officer under his or her signature.